================================================================================


                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549


                                   FORM N-CSR


              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES



                  Investment Company Act file number 811-08690
                  ---------------------------------------------




                               The DLB Fund Group
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)



                     One Memorial Drive, Cambridge, MA 02142
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)



        John Deitelbaum, Counsel, One Memorial Drive, Cambridge, MA 02142
--------------------------------------------------------------------------------
                     (Name and address of agent for service)



        Registrant's telephone number, including area code: 617-225-3800
                                                            --------------------


                         Date of fiscal year end: 10/31


                               ------------------


                       Date of reporting period: 04/30/04


                               ------------------




================================================================================

ITEM 1.  REPORT TO STOCKHOLDERS.













                               The DLB Fund Group


                               Semi-Annual Report

                                   April 2004


















            E X P E R I E N C E  T O  M A N A G E  T H E  F U T U R E

                      TABLE OF CONTENTS

                      DLB Core Growth Fund                              2

                      DLB Value Fund                                    4

                      DLB Enhanced Index Core Equity Fund               6

                      DLB Enhanced Index Growth Fund                    8

                      DLB Enhanced Index Value Fund                    10

                      DLB Small Capitalization Value Fund              12

                      DLB Small Company Opportunities Fund             14

                      DLB Emerging Markets Fund                        16

                      DLB Fixed Income Fund                            18

                      DLB High Yield Fund                              20

--------------------------------------------------------------------------------
DLB CORE GROWTH FUND
--------------------------------------------------------------------------------

FUND INVESTMENT OBJECTIVE
The DLB Core Growth Fund seeks long-term capital and income growth through investment primarily in common stocks. Current yield is secondary to the long-term growth objective.


--------------------------------------------------------------------------------

FUND FACTS
as of April 30, 2004

INCEPTION DATE:
    January 20, 1998

BENCHMARK: S&P 500(R)

MANAGER TENURE:
    Since Inception

TOTAL ASSETS: $76.6 million

TICKER SYMBOL: DLBRX

TOTAL EXPENSE RATIO: 0.78%

CUSIP #: 232941708

PORTFOLIO MANAGER
James B. Gribbell, CFA
Managing Director


David L. Babson & Company-
    Since 1991

FUND PERFORMANCE
The DLB Core Growth Fund returned +6.14% for the six-month period ended April 30, 2004 (the "Reporting Period"), slightly underperforming its benchmark, the S&P 500 Index(R), which returned +6.27% for the same time period.

MARKET HIGHLIGHTS
The equity investment environment during the first half of the Reporting Period favored speculation, as the stocks of companies with weak quality and profitability characteristics outperformed companies with more stable and predictable earnings. The market also favored small cap companies and economically sensitive market sectors expected to benefit from a continuation of economic recovery in 2004.

Moving into 2004, the pace of economic recovery continued to grow, but an employment picture featuring lackluster job growth provoked concerns, as did renewed fears of terrorism and rising oil prices. A sharp turn towards job growth in March 2004, however, quickly shifted investor psychology toward the growing likelihood of interest rates rising sooner rather than later. This shift dampened the exuberant investor enthusiasm for smaller cap companies leveraged to economic recovery.

Equity markets closed the Reporting Period recording modest gains. Investors began to embrace a more conservative investment posture in anticipation of a potential change in the character of financial markets resulting from short-term interest rates rising for the first time since January 2000.

PORTFOLIO HIGHLIGHTS
During the Reporting Period, the DLB Core Growth Fund generated favorable absolute returns but slightly underperformed its benchmark, the S&P 500 Index(R). This underperformance was due to stock selection weakness in the consumer discretionary and consumer staples sectors. The Fund's emphasis on entertainment-oriented companies rather than retail names in the consumer discretionary sector was a notable detraction from results. While stock selection results in the consumer areas were less than the corresponding benchmark returns, Fund returns from all economic sectors were positive with the exception of the technology sector, although the Fund's results in technology exceeded those of the benchmark.

Adding value during the Reporting Period was stock selection in the technology, financial services, and utilities sectors. Insurance-related holdings in the financial services sector also added value. Also noteworthy were the Fund's relative overweight positions in the health care and integrated oils sectors, two of the best performing market areas during the Reporting Period.

Total Returns (%)
for periods ended 4/30/04

                                                      Since
                     6 Months   1 Year     5 Years  Inception
                     11/1/03-    5/1/03-    5/1/99-  1/20/98-
                     4/30/04    4/30/04    4/30/04   4/30/04
------------------------------------------------------------
DLB CORE GROWTH       6.14       18.56      -5.18       0.17

S&P 500 INDEX(R)      6.27       22.88      -2.26       3.77

RUSSELL 1000          4.14       21.65      -6.37       1.01
GROWTH INDEX(R)


Periods over one year are annualized.

Growth of a $100,000 Investment

Cumulative Total Return Since Inception 1/20/98

                   [PLOT POINTS FOR LINE GRAPH APPEAR BELOW]

                    DLB         Russell 1000         S&P                              DLB         Russell 1000         S&P
                Core Growth    Growth Index(R)     500 Index                      Core Growth    Growth Index(R)     500 Index
                -----------    ---------------     ---------                      -----------    ---------------     ---------
 1/19/1998     $ 100,000.00     $ 100,000.00     $ 100,000.00      3/31/2001     $ 112,989.47     $ 113,586.84     $ 125,786.09
 1/31/1998     $ 101,900.00     $ 103,217.94     $ 101,992.50      4/30/2001     $ 124,870.33     $ 127,952.52     $ 135,560.97
 2/28/1998     $ 108,900.00     $ 110,982.20     $ 109,348.71      5/31/2001     $ 122,203.20     $ 126,069.46     $ 136,469.19
 3/31/1998     $ 110,700.00     $ 115,406.42     $ 114,948.31      6/30/2001     $ 120,869.63     $ 123,149.81     $ 133,147.71
 4/30/1998     $ 114,800.00     $ 117,003.44     $ 116,104.76      7/31/2001     $ 117,475.10     $ 120,072.03     $ 131,836.98
 5/31/1998     $ 110,500.00     $ 113,684.33     $ 114,109.18      8/31/2001     $ 107,533.97     $ 110,253.18     $ 123,583.77
 6/30/1998     $ 114,200.00     $ 120,645.99     $ 118,744.17      9/30/2001     $  97,107.90     $  99,245.35     $ 113,604.10
 7/31/1998     $ 114,400.00     $ 119,847.40     $ 117,479.72     10/31/2001     $ 100,987.37     $ 104,452.21     $ 115,770.39
 8/31/1998     $  97,400.00     $ 101,861.19     $ 100,494.78     11/30/2001     $ 108,261.37     $ 114,486.49     $ 124,650.71
 9/30/1998     $ 104,300.00     $ 109,685.90     $ 106,932.59     12/31/2001     $ 110,284.38     $ 114,271.33     $ 125,742.70
10/31/1998     $ 112,300.00     $ 118,501.52     $ 115,630.66      1/31/2002     $ 110,041.73     $ 112,252.59     $ 123,907.70
11/30/1998     $ 121,000.00     $ 127,515.35     $ 122,638.79      2/28/2002     $ 105,431.38     $ 107,594.16     $ 121,518.14
12/31/1998     $ 131,420.66     $ 139,013.40     $ 129,705.84      3/31/2002     $ 110,284.38     $ 111,315.65     $ 126,088.32
 1/31/1999     $ 131,523.17     $ 147,175.99     $ 135,129.66      4/30/2002     $ 102,034.29     $ 102,230.59     $ 118,443.86
 2/28/1999     $ 124,142.29     $ 140,452.52     $ 130,929.98      5/31/2002     $ 100,578.39     $  99,757.34     $ 117,571.24
 3/31/1999     $ 130,703.07     $ 147,849.59     $ 136,168.31      6/30/2002     $  92,206.96     $  90,529.32     $ 109,196.69
 4/30/1999     $ 131,830.71     $ 148,038.64     $ 141,441.46      7/31/2002     $  83,714.22     $  85,552.45     $ 100,684.33
 5/31/1999     $ 128,447.80     $ 143,489.03     $ 138,101.53      8/31/2002     $  83,471.57     $  85,808.19     $ 101,345.38
 6/30/1999     $ 134,906.07     $ 153,539.69     $ 145,765.85      9/30/2002     $  75,464.12     $  76,907.42     $  90,331.23
 7/31/1999     $ 132,655.06     $ 148,659.99     $ 141,214.35     10/31/2002     $  83,107.59     $  83,962.25     $  98,281.81
 8/31/1999     $ 130,604.75     $ 151,089.01     $ 140,515.70     11/30/2002     $  86,504.69     $  88,522.65     $ 104,066.58
 9/30/1999     $ 126,196.58     $ 147,915.09     $ 136,663.62     12/31/2002     $  83,047.67     $  82,407.84     $  97,952.92
10/31/1999     $ 132,552.54     $ 159,085.30     $ 145,311.78      1/31/2003     $  80,129.45     $  80,408.22     $  95,386.90
11/30/1999     $ 136,960.71     $ 167,668.58     $ 148,265.68      2/28/2003     $  79,278.31     $  80,038.96     $  93,955.73
12/31/1999     $ 148,687.26     $ 185,107.42     $ 156,997.95      3/31/2003     $  79,521.49     $  81,528.59     $  94,867.97
 1/31/2000     $ 143,323.36     $ 176,428.00     $ 149,110.00      4/30/2003     $  85,236.34     $  87,557.85     $ 102,682.26
 2/29/2000     $ 161,560.62     $ 185,052.80     $ 146,287.42      5/31/2003     $  88,276.15     $  91,925.87     $ 108,092.33
 3/31/2000     $ 173,039.36     $ 198,298.10     $ 160,598.56      6/30/2003     $  87,425.00     $  93,192.13     $ 109,471.25
 4/30/2000     $ 163,491.62     $ 188,862.18     $ 155,766.81      7/31/2003     $  90,586.41     $  95,512.64     $ 111,401.37
 5/31/2000     $ 151,154.65     $ 179,351.79     $ 152,570.95      8/31/2003     $  92,775.07     $  97,888.33     $ 113,573.98
 6/30/2000     $ 163,062.51     $ 192,944.50     $ 156,332.28      9/30/2003     $  90,343.22     $  96,839.89     $ 112,367.87
 7/31/2000     $ 158,235.00     $ 184,901.10     $ 153,888.18     10/31/2003     $  95,206.92     $ 102,279.58     $ 118,724.53
 8/31/2000     $ 172,181.14     $ 201,642.71     $ 163,446.86     11/30/2003     $  96,301.25     $ 103,348.35     $ 119,769.08
 9/30/2000     $ 163,491.62     $ 182,568.35     $ 154,817.95     12/31/2003     $ 100,200.26     $ 106,923.50     $ 126,050.32
10/31/2000     $ 157,162.22     $ 173,929.63     $ 154,163.40      1/31/2004     $ 100,811.98     $ 109,107.51     $ 128,363.97
11/30/2000     $ 138,817.69     $ 148,291.23     $ 142,009.27      2/28/2004     $ 102,402.46     $ 109,801.63     $ 130,148.16
12/31/2000     $ 138,206.00     $ 143,599.04     $ 142,704.28      3/31/2004     $ 100,934.32     $ 107,762.84     $ 128,184.71
 1/31/2001     $ 144,631.37     $ 153,519.70     $ 147,767.28      4/30/2004     $ 101,056.67     $ 106,511.10     $ 126,172.42
 2/28/2001     $ 123,779.23     $ 127,456.36     $ 134,293.62

The Disclosure Statement below is an integral part of this presentation and should be read carefully. Past performance is no guarantee of future results.
--------------------------------------------------------------------------------

TOP 10 EQUITY HOLDINGS, April 30, 2004
                                      % of Fund Assets

Exxon Mobil Corporation                      3.46

Maxim Integrated Products, Inc.              3.44

Amgen, Inc.                                  3.41

Linear Technology Corporation                3.31

BP PLC Sponsored ADR                         3.30

Berkshire Hathaway, Inc. Cl. B               3.26

Citigroup, Inc.                              3.24

American International Group, Inc.           3.24

Analog Devices, Inc.                         3.19

Microsoft Corporation                        3.18

Total                                       33.03


SECTOR DIVERSIFICATION, April 30, 2004
                 % of Fund Holdings
                                      S&P
                         Portfolio   500(R)    Difference

Financial Services         19.3      21.6        -2.3

Health Care                18.2      13.7         4.5

Technology                 17.9      14.5         3.4

Consumer Discr.            12.4      14.0        -1.6

Consumer Staples            8.3       8.0         0.3

Other                       7.5       4.9         2.6

Integrated Oils             7.0       4.6         2.4

Autos & Transport           5.0       2.5         2.5

Utilities                   2.2       7.0        -4.8

Materials & Processing      1.3       3.3        -2.0

Producer Durables           0.9       4.1        -3.2

Other Energy                0.0       1.8        -1.8

Note: Portfolio Holdings and Sector Diversification are subject to change

--------------------------------------------------------------------------------

DISCLOSURE STATEMENT
PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN, PRINCIPAL VALUE AND SHARE PRICE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. Performance returns shown for the Fund assume the reinvestment of dividends at net asset value, do not account for taxes payable on reinvested dividends, and do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of Fund shares. They also reflect an expense limitation in effect during the periods shown, without which the Fund's returns would have been lower.

The views expressed in this report are those of the Fund's management only for the period of this report as stated on the front cover, and are subject to change. They are not intended as investment advice, nor are they intended to predict performance of the securities markets or the Fund.

The S&P 500 Index(R) is an index of common stocks frequently used as a general measure of stock market performance. The Russell 1000 Growth Index(R) measures the performance of those companies in the Russell 1000 Index(R) (which measures the performance of the largest 1000 U.S. incorporated companies) with higher price-to-book ratios and higher forecasted growth values. Performance measures for indices assume reinvestment of all distributions, and do not account for fees and taxes. Indices do not incur expenses, and cannot be purchased directly by investors. Securities holdings and their weightings in the Fund do not match those in an Index, and performance of the Fund will differ.

--------------------------------------------------------------------------------
DLB VALUE FUND
--------------------------------------------------------------------------------

Fund Investment Objective
The DLB Value Fund seeks long-term capital appreciation primarily through investment in a portfolio of common stocks of established companies.



--------------------------------------------------------------------------------

FUND FACTS
as of April 30, 2004

INCEPTION DATE:
    July 25, 1995

BENCHMARK:
    Russell 1000 Value(R)

MANAGER TENURE:
Mr. Maramarco:
    Since May 27, 1999
Mr. Stack:
    Since February 28, 2003

TOTAL ASSETS: $61.2 million

TICKER SYMBOL: DLBVX

NET EXPENSE RATIO*: 0.80%

CUSIP #: 232941302

PORTFOLIO MANAGERS
ANTHONY M. MARAMARCO,
CFA
Managing Director
David L. Babson & Company-
    Since 1996

MICHAEL P. STACK, CFA
Managing Director

David L. Babson & Company-
    Since 2002
Putnam Investments-
    5 Years

* "Net Expense Ratio" reflects the Fund's annualized expenses after the effect of an expense limitation agreement between the Fund and its Manager. Without this limitation, the annualized Total Expense Ratio would have been 0.81%.

--------------------------------------------------------------------------------

FUND PERFORMANCE
The DLB Value Fund returned +7.24% for the six-month period ended April 30, 2004 (the "Reporting Period"), underperforming its benchmark, the Russell 1000 Value Index(R), which returned +8.15% for the same time period.

MARKET HIGHLIGHTS
The equity investment environment during the first half of the Reporting Period favored speculation, as the stocks of companies with weak quality and profitability characteristics outperformed companies with more stable and predictable earnings. The market also favored small cap companies and economically sensitive market sectors expected to benefit from a continuation of economic recovery in 2004.

Moving into 2004, the pace of economic recovery continued to grow, but an employment picture featuring lackluster job growth provoked concerns, as did renewed fears of terrorism and rising oil prices. A sharp turn toward job growth in March 2004, however, quickly shifted investor psychology toward the growing likelihood of interest rates rising sooner rather than later. This shift dampened the exuberant investor enthusiasm for smaller cap companies leveraged to economic recovery.

Equity markets closed the Reporting Period recording modest gains. Investors began to embrace a more conservative investment posture in anticipation of a potential change in the character of financial markets resulting from short-term interest rates rising for the first time since January 2000.

PORTFOLIO HIGHLIGHTS
The DLB Value Fund's underperformance during the Reporting Period was driven by stock selection weakness in the materials and processing, autos and transportation, and consumer staples sectors. Pockets of stock-specific weakness in each area detracted from Fund results. Despite this weakness, absolute returns for holdings in the materials and processing and consumer staples sectors were positive but not on par with corresponding benchmark results. Also detracting from results was the lack of holdings in the other energy sector, which led performance on a market basis. The Fund did not have exposure to this sector due to a lack of appropriate value among stocks in this space. In general, the Fund was also disadvantaged during the Reporting Period by an equity market that favored small cap stocks and sectors highly leveraged to economic expansion.

Areas that added value over the reporting period were the technology, producer durables, and financial services sectors where Fund holdings advanced favorably relative to the benchmark (most notably in technology and producer durables). The Fund's overweight positions in the consumer-related sectors and slight underweight in financial services also added value during the Reporting Period.

TOTAL RETURNS (%)
FOR PERIODS ENDED 4/30/04

                                                      Since
                     6 Months   1 Year     5 Years  Inception
                     11/1/03-    5/1/03-    5/1/99-  7/25/95-
                     4/30/04    4/30/04    4/30/04   4/30/04
------------------------------------------------------------
DLB VALUE             7.24       23.26       1.47       9.23

RUSSELL 1000          8.15       26.26       1.55      11.39
VALUE INDEX(R)

S&P 500 INDEX(R)      6.27       22.88      -2.26       9.94

S&P 500/              7.98       27.93      -0.13       9.78
BARRA VALUE INDEX(R)

Periods over one year are annualized.

Growth of a $100,000 Investment

Cumulative Total Return Since Inception 7/25/95


                   [PLOT POINTS FOR LINE GRAPH APPEAR BELOW]

                                           S&P                                                                 S&P
                                         500/Barra      Russell                                              500/Barra      Russell
                DLB        S&P 500        Value       1000 Value                    DLB        S&P 500        Value       1000 Value
             Value Fund    Index(R)      Index(R)      Index(R)                  Value Fund    Index(R)      Index(R)      Index(R)
             ----------    --------      --------      --------                  ----------    --------      --------      --------
 7/24/1995  $100,000.00   $100,000.00   $100,000.00   $100,000.00  12/31/1999  $179,352.47   $285,560.37   $230,118.45   $230,942.30
 7/31/1995  $100,800.00   $101,009.50   $101,031.00   $100,973.98   1/31/2000  $166,531.84   $271,213.14   $222,796.73   $223,408.25
 8/31/1995  $100,700.00   $101,263.47   $101,893.99   $102,400.96   2/29/2000  $149,483.13   $266,079.20   $208,876.07   $206,810.01
 9/30/1995  $104,300.00   $105,537.01   $105,438.07   $106,104.04   3/31/2000  $170,487.14   $292,109.44   $230,655.97   $232,043.47
10/31/1995  $102,100.00   $105,159.76   $103,796.22   $105,050.66   4/30/2000  $172,123.82   $283,321.08   $229,113.56   $229,343.20
11/30/1995  $106,800.00   $109,776.14   $109,236.59   $110,371.02   5/31/2000  $177,579.41   $277,508.18   $229,828.31   $231,761.17
12/31/1995  $108,185.50   $111,890.63   $112,264.14   $113,145.08   6/30/2000  $169,396.02   $284,349.58   $220,749.06   $221,169.00
 1/31/1996  $110,435.10   $115,698.97   $115,625.16   $116,670.34   7/31/2000  $173,896.88   $279,904.07   $225,166.08   $223,938.80
 2/29/1996  $113,400.49   $116,771.67   $116,709.21   $117,552.90   8/31/2000  $182,353.05   $297,290.16   $240,264.03   $236,399.10
 3/31/1996  $116,877.15   $117,895.62   $119,441.17   $119,551.29   9/30/2000  $180,034.42   $281,595.21   $240,205.39   $238,563.86
 4/30/1996  $118,308.72   $119,633.85   $120,657.16   $120,010.80  10/31/2000  $187,263.08   $280,404.65   $244,692.09   $244,423.80
 5/31/1996  $121,376.36   $122,719.13   $122,475.76   $121,511.71  11/30/2000  $186,853.91   $258,297.76   $232,168.29   $235,351.17
 6/30/1996  $120,660.58   $123,187.30   $121,884.57   $121,611.10  12/31/2000  $196,226.04   $259,561.90   $244,114.62   $247,142.25
 7/31/1996  $116,468.13   $117,744.86   $116,742.46   $117,014.97   1/31/2001  $195,669.37   $268,770.89   $254,421.06   $248,092.77
 8/31/1996  $120,251.56   $120,228.60   $119,965.46   $120,361.43   2/28/2001  $196,086.88   $244,263.92   $237,557.56   $241,193.87
 9/30/1996  $124,034.98   $126,995.64   $125,103.55   $125,145.86   3/31/2001  $190,798.51   $228,789.75   $228,182.11   $232,670.88
10/31/1996  $125,057.53   $130,498.28   $129,338.48   $129,984.73   4/30/2001  $201,931.91   $246,569.09   $243,661.10   $244,081.45
11/30/1996  $134,873.98   $140,362.25   $139,232.77   $139,410.24   5/31/2001  $204,576.09   $248,221.02   $246,210.11   $249,564.35
12/31/1996  $134,136.73   $137,580.99   $136,954.35   $137,631.62   6/30/2001  $203,323.58   $242,179.66   $238,236.39   $244,029.32
 1/31/1997  $139,810.51   $146,176.43   $143,266.56   $144,303.55   7/31/2001  $202,349.41   $239,795.59   $234,116.78   $243,510.59
 2/28/1997  $142,165.67   $147,322.08   $144,308.48   $146,423.80   8/31/2001  $199,148.56   $224,784.00   $220,585.29   $233,756.61
 3/31/1997  $136,920.10   $141,268.86   $139,367.65   $141,159.39   9/30/2001  $181,752.63   $206,632.17   $199,631.95   $217,304.58
 4/30/1997  $139,382.30   $149,702.40   $144,592.78   $147,089.60  10/31/2001  $180,360.96   $210,572.40   $199,631.46   $215,434.38
 5/31/1997  $147,411.24   $158,816.81   $153,662.20   $155,306.38  11/30/2001  $190,241.85   $226,724.63   $212,301.05   $227,958.89
 6/30/1997  $152,763.86   $165,932.13   $159,536.43   $161,968.83  12/31/2001  $195,579.04   $228,710.84   $215,531.21   $233,327.94
 7/31/1997  $166,680.68   $179,134.95   $172,299.85   $174,154.42   1/31/2002  $199,247.91   $225,373.18   $209,616.91   $231,530.16
 8/31/1997  $162,077.42   $169,099.48   $164,513.20   $167,950.00   2/28/2002  $202,634.56   $221,026.86   $207,741.88   $231,901.88
 9/30/1997  $171,069.83   $178,360.46   $174,158.39   $178,100.74   3/31/2002  $213,358.95   $229,339.47   $218,387.23   $242,873.24
10/31/1997  $163,469.11   $172,403.71   $167,758.54   $173,124.29   4/30/2002  $211,383.41   $215,435.11   $207,446.04   $234,543.74
11/30/1997  $170,641.62   $180,384.76   $174,153.29   $180,778.91   5/31/2002  $213,358.95   $213,847.92   $208,274.31   $235,719.57
12/31/1997  $169,484.20   $183,482.65   $178,019.91   $186,056.29   6/30/2002  $202,634.56   $198,615.63   $195,139.79   $222,185.20
 1/31/1998  $169,825.21   $185,512.07   $175,825.36   $183,423.27   7/31/2002  $187,817.97   $183,132.66   $174,043.19   $201,531.12
 2/28/1998  $182,897.43   $198,892.13   $189,013.79   $195,771.66   8/31/2002  $185,983.53   $184,335.03   $175,240.01   $203,052.78
 3/31/1998  $192,445.84   $209,077.13   $198,587.60   $207,745.82   9/30/2002  $168,203.62   $164,301.63   $155,221.26   $180,475.68
 4/30/1998  $196,651.68   $211,180.58   $200,938.14   $209,135.14  10/31/2002  $173,001.37   $178,762.77   $168,122.58   $193,846.40
 5/31/1998  $189,945.07   $207,550.85   $198,111.38   $206,036.63  11/30/2002  $177,940.24   $189,284.57   $179,933.20   $206,058.28
 6/30/1998  $191,877.48   $215,981.34   $199,615.80   $208,674.67  12/31/2002  $173,038.13   $178,164.57   $170,584.93   $197,108.06
 7/31/1998  $179,397.49   $213,681.46   $195,280.00   $204,991.93   1/31/2003  $167,751.25   $173,497.28   $165,917.11   $192,336.34
 8/31/1998  $150,587.71   $182,787.91   $163,879.53   $174,485.64   2/28/2003  $161,749.93   $170,894.15   $161,397.14   $187,208.78
 9/30/1998  $157,785.76   $194,497.51   $173,836.34   $184,500.56   3/31/2003  $162,464.37   $172,553.40   $161,188.72   $187,519.51
10/31/1998  $171,610.58   $210,318.24   $187,453.15   $198,792.00   4/30/2003  $175,895.90   $186,766.66   $177,125.72   $204,021.87
11/30/1998  $177,666.08   $223,065.20   $197,217.43   $208,053.57   5/31/2003  $184,612.11   $196,606.93   $190,164.59   $217,192.79
12/31/1998  $178,388.31   $235,919.31   $204,144.27   $215,134.84   6/30/2003  $187,469.88   $199,115.01   $191,554.66   $219,909.88
 1/31/1999  $174,446.03   $245,784.57   $208,268.00   $216,852.85   7/31/2003  $193,185.42   $202,625.68   $195,807.68   $223,186.38
 2/28/1999  $175,431.60   $238,145.86   $203,784.09   $213,791.99   8/31/2003  $194,614.31   $206,577.39   $200,044.68   $226,662.66
 3/31/1999  $179,127.49   $247,673.76   $209,959.98   $218,216.32   9/30/2003  $191,756.54   $204,383.63   $196,423.02   $224,450.03
 4/30/1999  $201,549.22   $257,264.99   $228,060.71   $238,597.70  10/31/2003  $202,187.41   $215,945.62   $209,849.50   $238,185.34
 5/31/1999  $199,085.30   $251,190.04   $224,030.81   $235,975.14  11/30/2003  $203,187.63   $217,845.54   $211,737.29   $241,416.89
 6/30/1999  $201,918.81   $265,130.52   $232,635.30   $242,826.26  12/31/2002  $215,364.36   $229,270.35   $224,814.76   $256,295.98
 7/31/1999  $195,301.73   $256,851.89   $225,482.44   $235,717.15   1/31/2003  $215,944.86   $233,478.61   $228,791.85   $260,806.16
 8/31/1999  $189,510.45   $255,581.13   $219,770.52   $226,968.68   2/28/2003  $222,185.20   $236,723.83   $233,962.48   $266,395.18
 9/30/1999  $178,543.98   $248,574.66   $211,171.60   $219,037.09   3/31/2003  $219,282.72   $233,152.56   $232,338.35   $264,062.68
10/31/1999  $183,719.16   $264,304.64   $223,092.80   $231,644.27   4/30/2003  $216,815.60   $229,492.43   $226,596.57   $257,609.58
11/30/1999  $179,652.94   $269,677.41   $221,785.15   $229,832.61

The Disclosure Statement below is an integral part of this presentation and should be read carefully. Past performance is no guarantee of future results.
--------------------------------------------------------------------------------
TOP 10 EQUITY HOLDINGS, April 30, 2004
                                       % of Fund Assets

Citigroup, Inc.                              3.56

American International Group, Inc.           3.53

Exxon Mobil Corporation                      3.30

Diageo PLC ADR                               3.05

McDonald's Corporation                       3.03

Weyerhaeuser Company                         3.00

PPG Industries, Inc.                         2.98

Limited Brands, Inc.                         2.86

Rockwell Collins, Inc.                       2.83

Pfizer, Inc.                                 2.79

Total                                       30.93


SECTOR DIVERSIFICATION, April 30, 2004
                               % of Fund Holdings

                                    Russell
                         Portfolio   1000      Difference
                                    Value(R)

Financial Services         32.0      35.0       -3.0

Consumer Discr.            14.4      10.7        3.7

Materials & Processing      9.4       5.6        3.8

Consumer Staples            9.0       6.2        2.8

Utilities                   8.1      12.6       -4.5

Integrated Oils             7.8       9.0       -1.2

Producer Durables           6.1       4.4        1.7

Technology                  5.6       6.4       -0.8

Health Care                 4.8       3.6        1.2

Autos & Transport           2.3       2.8       -0.5

Other                       0.5       1.6       -1.1

Other Energy                0.0       2.1       -2.1

Note: Portfolio Holdings and Sector Diversification are subject to change
--------------------------------------------------------------------------------
DISCLOSURE STATEMENT
PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN, PRINCIPAL VALUE AND SHARE PRICE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY
BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. Performance returns shown for the Fund assume the reinvestment of dividends at net asset value, do not account for taxes payable on reinvested dividends, and do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of Fund shares. They also reflect an expense limitation in effect during the periods shown, without which the Fund's returns would have been lower.

The views expressed in this report are those of the Fund's management only for the period of this report as stated on the front cover, and are subject to change. They are not intended as investment advice, nor are they intended to predict performance of the securities markets or the Fund.

The Russell 1000 Value Index(R) measures the performance of those companies in the Russell 1000 Index(R) (which measures the performance of the largest 1000 U.S. incorporated companies) with lower price-to-book ratios and lower forecasted growth values. The S&P 500 Index(R) is an index of common stocks frequently used as a general measure of stock market performance. The S&P 500/ Barra Value Index(R) is a subset of the S&P 500 Index(R) and consists of those stocks with the lowest price-to-book ratios, representing approximately 50% of the market capitalization of the S&P 500 Index(R). Performance measures for indices assume reinvestment of all distributions, and do not account for fees and taxes. Indices do not incur expenses, and cannot be purchased directly by investors. Securities holdings and their weightings in the Fund do not match those in an Index, and performance of the Fund will differ.

--------------------------------------------------------------------------------
DLB ENHANCED INDEX CORE EQUITY FUND
--------------------------------------------------------------------------------

FUND INVESTMENT OBJECTIVE
The DLB Enhanced Index Core Equity Fund seeks to outperform the total return performance of its benchmark, the S&P 500(R) Index, while maintaining risk characteristics similar to those of the benchmark.


--------------------------------------------------------------------------------

FUND FACTS
as of April 30, 2004

INCEPTION DATE:
    August 26, 1996

BENCHMARK: S&P 500(R)

MANAGER TENURE:
Mr. Farrell:
    Since December 18, 2000
Mr. Cao:
    Since June 4, 2001

TOTAL ASSETS: $29.3 million

TICKER SYMBOL: DLBQX

NET EXPENSE RATIO*: 0.70%

CUSIP #: 232941609

PORTFOLIO MANAGERS
Michael F. Farrell
Managing Director

David L. Babson & Company-
    Since 2000
Aeltus Investment Management-
    6 Years

Chris C. Cao, CFA
Managing Director

David L. Babson & Company-
    Since 2001
Invesco- 2 Years
Aeltus Investment Management-
    2 Years

* "Net Expense Ratio" reflects the Fund's annualized expenses after the effect of an expense limitation agreement between the Fund and its Manager. Without this limitation, the annualized Total Expense Ratio would have been 1.01%.
--------------------------------------------------------------------------------

FUND PERFORMANCE
The DLB Enhanced Index Core Equity Fund returned +5.75% for the six-month period ended April 30, 2004 (the "Reporting Period"), underperforming its benchmark, the S&P 500 Index(R), which returned +6.27% for the same time period.

MARKET HIGHLIGHTS
The equity investment environment during the first half of the Reporting Period favored companies that were highly levered to the economic cycle. In general, these companies had characteristics that the Fund's models disfavor such as high debt-to-equity ratios, negative earnings, and high exposure to market movement
(beta).

Moving into 2004, the pace of economic recovery continued to grow, but an employment picture featuring lackluster job growth provoked concerns, as did renewed fears of terrorism and rising oil prices. A sharp turn toward job growth in March 2004, however, quickly shifted investor psychology toward the growing likelihood of interest rates rising sooner rather than later. This shift dampened the exuberant investor enthusiasm for smaller cap companies leveraged to economic recovery.

Equity markets closed the Reporting Period recording modest gains. Investors began to embrace a more conservative investment posture in anticipation of a potential change in the character of financial markets resulting from short-term interest rates rising for the first time since January 2000.

PORTFOLIO HIGHLIGHTS
The key to the Fund's underperformance during the Reporting Period was the market environment during the first half of the Reporting Period (2003). Irrespective of asset class, virtually all bottom-up quantitative factors including value measures, growth measures and momentum measures performed poorly in 2003, most notably during the last quarter of the year. In order to outperform during this period, Fund management would have needed to tilt the Fund's positioning toward risk factors such as increased exposure to economic growth factors, high beta, and low price. Additionally, across all asset classes, the smaller the capitalization one focused on the better one performed, as smaller capitalization stocks have a greater exposure to the economic cycle. As the Fund's investment process does not incorporate macroeconomic bets such as these, it failed to generate alpha (risk adjusted excess return relative to the Fund's benchmark) during the first half of the Reporting Period.

During the second half of the Reporting Period (2004), The Fund performed favorably relative to the benchmark, driven by strong results for most segments of the Fund's quantitative models. The factors that worked particularly well during the second half of the Reporting Period were those related to value.

Total Returns (%)
for periods ended 4/30/04

                                                      Since
                     6 Months   1 Year     5 Years  Inception
                     11/1/03-    5/1/03-    5/1/99-  8/26/96-
                     4/30/04    4/30/04    4/30/04   4/30/04
------------------------------------------------------------
DLB                   5.75       21.61      -3.18       7.46
ENHANCED
INDEX CORE EQUITY

S&P 500               6.27       22.88      -2.26       8.47
INDEX(R)

Periods over one year are annualized.

Growth of a $100,000 Investment

Cumulative Total Return Since Inception 8/26/96

                   [PLOT POINTS FOR LINE GRAPH APPEAR BELOW]

               DLB Enhanced                                   DLB Enhanced
                  Index          S&P 500                         Index          S&P 500
               Core Equity       Index(R)                     Core Equity       Index(R)
               -----------       --------                     -----------       --------
 8/25/1996     $100,000.00     $100,000.00      6/30/2000     $260,936.10     $231,285.60
 8/31/1996     $ 98,500.00     $ 97,792.10      7/31/2000     $246,053.28     $227,669.69
 9/30/1996     $106,400.00     $103,296.31      8/31/2000     $281,660.77     $241,811.26
10/31/1996     $110,100.00     $106,145.30      9/30/2000     $244,384.18     $229,045.23
11/30/1996     $120,100.00     $114,168.50     10/31/2000     $241,463.26     $228,076.85
12/31/1996     $118,507.00     $111,906.27     11/30/2000     $208,081.24     $210,095.44
 1/31/1997     $127,450.92     $118,897.67     12/31/2000     $201,487.76     $211,123.67
 2/28/1997     $128,162.37     $119,829.52      1/31/2001     $204,619.69     $218,614.13
 3/31/1997     $123,385.50     $114,905.93      2/28/2001     $186,524.07     $198,680.53
 4/30/1997     $131,922.89     $121,765.64      3/31/2001     $175,214.31     $186,094.08
 5/31/1997     $139,850.46     $129,179.16      4/30/2001     $188,090.04     $200,555.52
 6/30/1997     $144,627.33     $134,966.65      5/31/2001     $188,960.02     $201,899.18
 7/31/1997     $160,279.19     $145,705.62      6/30/2001     $184,784.11     $196,985.22
 8/31/1997     $154,376.62     $137,542.93      7/31/2001     $183,218.14     $195,046.06
 9/30/1997     $164,511.43     $145,075.66      8/31/2001     $172,778.36     $182,835.86
10/31/1997     $153,557.65     $140,230.53      9/30/2001     $159,206.65     $168,071.44
11/30/1997     $159,188.10     $146,722.20     10/31/2001     $161,642.60     $171,276.36
12/31/1997     $156,706.64     $149,241.98     11/30/2001     $172,952.36     $184,414.34
 1/31/1998     $161,014.73     $150,892.68     12/31/2001     $174,536.72     $186,029.89
 2/28/1998     $175,339.11     $161,775.81      1/31/2002     $172,258.63     $183,315.09
 3/31/1998     $180,616.52     $170,060.13      2/28/2002     $169,104.36     $179,779.86
 4/30/1998     $181,262.73     $171,771.05      3/31/2002     $175,588.15     $186,541.22
 5/31/1998     $178,462.48     $168,818.68      4/30/2002     $165,599.60     $175,231.62
 6/30/1998     $188,909.59     $175,675.91      5/31/2002     $164,372.94     $173,940.62
 7/31/1998     $182,385.53     $173,805.23      6/30/2002     $153,332.97     $161,550.91
 8/31/1998     $151,144.07     $148,676.89      7/31/2002     $140,891.09     $148,957.30
 9/30/1998     $159,116.03     $158,201.29      8/31/2002     $141,592.04     $149,935.29
10/31/1998     $169,350.30     $171,069.64      9/30/2002     $126,521.60     $133,640.43
11/30/1998     $184,863.31     $181,437.81     10/31/2002     $137,035.86     $145,402.90
12/31/1998     $197,062.89     $191,893.15     11/30/2002     $144,395.84     $153,961.17
 1/31/1999     $205,123.99     $199,917.40     12/31/2002     $136,540.86     $144,916.33
 2/28/1999     $193,714.44     $193,704.19      1/31/2003     $132,998.94     $141,120.03
 3/31/1999     $198,427.08     $201,454.04      2/28/2003     $131,227.99     $139,002.69
 4/30/1999     $204,255.87     $209,255.40      3/31/2003     $132,290.56     $140,352.30
 5/31/1999     $207,108.26     $204,314.13      4/30/2003     $142,916.31     $151,913.14
 6/30/1999     $219,757.99     $215,653.10      5/31/2003     $150,354.33     $159,917.01
 7/31/1999     $214,484.71     $208,919.39      6/30/2003     $151,948.19     $161,957.04
 8/31/1999     $214,360.66     $207,885.78      7/31/2003     $154,427.54     $164,812.57
 9/30/1999     $208,158.09     $202,186.82      8/31/2003     $157,261.07     $168,026.82
10/31/1999     $213,988.50     $214,981.34      9/30/2003     $155,667.21     $166,242.45
11/30/1999     $216,717.63     $219,351.48     10/31/2003     $164,344.90     $175,646.79
12/31/1999     $239,098.70     $232,270.43     11/30/2003     $165,761.67     $177,192.16
 1/31/2000     $226,441.35     $220,600.61     12/31/2003     $173,794.01     $186,484.93
 2/29/2000     $237,151.41     $216,424.75      1/31/2004     $177,191.22     $189,907.85
 3/31/2000     $265,108.85     $237,597.34      2/28/2004     $179,873.22     $192,547.47
 4/30/2000     $264,274.30     $230,449.02      3/31/2004     $177,191.22     $189,642.65
 5/31/2000     $254,537.88     $225,720.90      4/30/2004     $173,794.01     $186,665.56

The Disclosure Statement below is an integral part of this presentation and should be read carefully. Past performance is no guarantee of future results.
--------------------------------------------------------------------------------

TOP 10 EQUITY HOLDINGS, April 30, 2004
                                       % of Fund Assets

Pfizer, Inc.                                 2.81

Microsoft Corporation                        2.68

Exxon Mobil Corporation                      2.53

Citigroup, Inc.                              2.51

General Electric Company                     2.50

Wal-Mart Stores, Inc.                        2.39

Johnson & Johnson                            1.66

American International Group, Inc.           1.64

Bank of America Corporation                  1.57

Intel Corporation                            1.54

Total                                       21.83

SECTOR DIVERSIFICATION, October 31, 2003
                               % of Fund Holdings

                                      S&P
                         Portfolio   500(R)   Difference

Financial Services         23.3      21.6        1.7

Technology                 15.4      14.5        0.9

Consumer Discr.            13.6      14.0       -0.4

Health Care                11.9      13.7       -1.8

Consumer Staples            7.5       8.0       -0.5

Utilities                   6.2       7.0       -0.8

Producer Durables           5.6       4.1        1.5

Integrated Oils             4.7       4.6        0.1

Other                       4.5       4.9       -0.4

Materials & Processing      3.2       3.3       -0.1

Autos & Transport           2.4       2.5       -0.1

Other Energy                1.7       1.8       -0.1

Note: Portfolio Holdings and Sector Diversification are subject to change

--------------------------------------------------------------------------------

DISCLOSURE STATEMENT
PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN, PRINCIPAL VALUE AND SHARE PRICE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. Performance returns shown for the Fund assume the reinvestment of dividends at net asset value, do not account for taxes payable on reinvested dividends, and do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of Fund shares. They also reflect an expense limitation in effect during the periods shown, without which the Fund's returns would have been lower.

The views expressed in this report are those of the Fund's management only for the period of this report as stated on the front cover, and are subject to change. They are not intended as investment advice, nor are they intended to predict performance of the securities markets or the Fund.

The Enhanced Index Core Equity Fund changed its investment objective, strategies and policies in December 2000; the performance results shown above would not necessarily have been achieved had the Fund's current investment objective, strategies and policies been in effect for the periods for which performance results are presented.

The Standard & Poor's 500 Index(R) is an index of common stocks frequently used as a general measure of stock market performance. "Standard & Poor's 500 Index(R)" is a trademark of The McGraw-Hill Companies, Inc. and has been licensed for use by David L. Babson & Company Inc. The DLB Enhanced Index Core Equity Fund is not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in the Fund. Performance measures for indices assume reinvestment of all distributions, and do not account for fees and taxes. Indices do not incur expenses, and cannot be purchased directly by investors. Securities holdings and their weightings in the Fund do not match those in an Index, and performance of the Fund will differ.

--------------------------------------------------------------------------------
DLB ENHANCED INDEX GROWTH FUND
--------------------------------------------------------------------------------

FUND INVESTMENT OBJECTIVE
The DLB Enhanced Index Growth Fund seeks to outperform the total return performance of its benchmark, the Russell 1000 Growth Index(R), while maintaining risk characteristics similar to those of the benchmark.


--------------------------------------------------------------------------------

FUND FACTS
as of April 30, 2004

INCEPTION DATE:
    December 19, 2000

BENCHMARK:
    Russell 1000 Growth(R)

MANAGER TENURE:
Mr. Farrell:
    Since Inception
Mr. Cao:
    Since June 4, 2001

TOTAL ASSETS: $21.1 million

TICKER SYMBOL: DEIGX

NET EXPENSE RATIO*: 0.70%

CUSIP #: 232941831

PORTFOLIO MANAGERS
Michael F. Farrell
Managing Director

David L. Babson & Company-
    Since 2000
Aeltus Investment Management-
    6 Years

Chris C. Cao, CFA
Managing Director

David L. Babson & Company-
    Since 2001
Invesco- 2 Years
Aeltus Investment Management-
    2 Years

* "Net Expense Ratio" reflects the Fund's annualized expenses after the effect of an expense limitation agreement between the Fund and its Manager. Without this limitation, the annualized Total Expense Ratio would have been 1.18%.
--------------------------------------------------------------------------------

FUND PERFORMANCE

The DLB Enhanced Index Growth Fund returned +4.02% for the six-month period ended April 30, 2004 (the "Reporting Period"), underperforming its benchmark, the Russell 1000 Growth Index(R), which returned +4.14% for the same time period.

MARKET HIGHLIGHTS
The equity investment environment during the first half of the Reporting Period favored companies that were highly levered to the economic cycle. In general, these companies had characteristics that the Fund's models disfavor such as high debt-to-equity ratios, negative earnings, and high exposure to market movement
(beta).

Moving into 2004, the pace of economic recovery continued to grow, but an employment picture featuring lackluster job growth provoked concerns, as did renewed fears of terrorism and rising oil prices. A sharp turn toward job growth in March 2004, however, quickly shifted investor psychology toward the growing likelihood of interest rates rising sooner rather than later. This shift dampened the exuberant investor enthusiasm for smaller cap companies leveraged to economic recovery.

Equity markets closed the Reporting Period recording modest gains. Investors began to embrace a more conservative investment posture in anticipation of a potential change in the character of financial markets resulting from short-term interest rates rising for the first time since January 2000.

PORTFOLIO HIGHLIGHTS
The key to the Fund's underperformance during the Reporting Period was the market environment during the first half of the Reporting Period (2003). Irrespective of asset class, virtually all bottom-up quantitative factors including value measures, growth measures and momentum measures performed poorly in 2003, most notably during the last quarter of the year. In order to outperform during this period, Fund management would have needed to tilt the Fund's positioning toward risk factors such as increased exposure to economic growth factors, high beta, and low price. Additionally, across all asset classes, the smaller the capitalization one focused on the better one performed, as smaller capitalization stocks have a greater exposure to the economic cycle. As the Fund's investment process does not incorporate macroeconomic bets such as these, it failed to generate alpha during the first half of the Reporting Period.

The Fund's models also failed to add alpha (risk adjusted excess return relative to the Fund's benchmark) during the second half of the Reporting Period (2004), but less dramatically than the first half, due to relatively flat performance for the models' value components. Additionally, small cap stocks with high beta characteristics led market returns. Other characteristics of the stocks that performed well were strong earnings growth and margin expansion. Although the Fund's models anticipated the growth characteristics, the value segments of the model also detracted from results.

Total Returns (%)
for the periods ended 4/30/04

                                           Since
                     6 Months   1 Year   Inception
                     11/1/03-   5/1/03-  12/19/00-
                     4/30/04   4/30/04    4/30/04
--------------------------------------------------

DLB ENHANCED          4.02       21.19      -7.35
INDEX GROWTH

RUSSELL 1000          4.14       21.65      -8.92
GROWTH INDEX(R)

Periods over one year are annualized.

Growth of a $100,000 Investment

Cumulative Total Return Since Inception 12/19/00


                   [PLOT POINTS FOR LINE GRAPH APPEAR BELOW]


               DLB Enhanced    Russell 1000                 DLB Enhanced    Russell 1000
               Index Growth   Growth Index(R)               Index Growth   Growth Index(R)
               ------------   ---------------               ------------   ---------------
12/19/2000       $100,000        $100,000      8/31/2002       $ 62,358        $ 58,837
12/31/2000       $103,900        $ 98,463      9/30/2002       $ 56,252        $ 52,734
 1/31/2001       $110,300        $105,265     10/31/2002       $ 61,257        $ 57,571
 2/28/2001       $ 91,900        $ 87,394     11/30/2002       $ 64,360        $ 60,698
 3/31/2001       $ 82,500        $ 77,884     12/31/2002       $ 60,025        $ 56,505
 4/30/2001       $ 92,600        $ 87,734      1/31/2003       $ 58,620        $ 55,134
 5/31/2001       $ 91,300        $ 86,443      2/28/2003       $ 58,319        $ 54,881
 6/30/2001       $ 89,500        $ 84,441      3/31/2003       $ 59,322        $ 55,902
 7/31/2001       $ 87,000        $ 82,331      4/30/2003       $ 63,839        $ 60,036
 8/31/2001       $ 80,700        $ 75,598      5/31/2003       $ 66,851        $ 63,032
 9/30/2001       $ 73,200        $ 68,050      6/30/2003       $ 67,754        $ 63,900
10/31/2001       $ 76,600        $ 71,621      7/31/2003       $ 69,360        $ 65,491
11/30/2001       $ 83,300        $ 78,501      8/31/2003       $ 70,966        $ 67,120
12/31/2001       $ 83,378        $ 78,353      9/30/2003       $ 70,464        $ 66,401
 1/31/2002       $ 82,076        $ 76,969     10/31/2003       $ 74,379        $ 70,131
 2/28/2002       $ 78,873        $ 73,775     11/30/2003       $ 75,282        $ 70,864
 3/31/2002       $ 81,676        $ 76,327     12/31/2003       $ 77,672        $ 73,315
 4/30/2002       $ 75,170        $ 70,097      1/31/2004       $ 79,284        $ 74,813
 5/31/2002       $ 73,168        $ 68,401      2/28/2004       $ 79,787        $ 75,289
 6/30/2002       $ 66,562        $ 62,074      3/31/2004       $ 78,276        $ 73,891
 7/31/2002       $ 62,358        $ 58,661      4/30/2004       $ 77,370        $ 73,032

The Disclosure Statement below is an integral part of this presentation and should be read carefully. Past performance is no guarantee of future results.
--------------------------------------------------------------------------------

TOP 10 EQUITY HOLDINGS, April 30, 2004
                                       % of Fund Assets

Pfizer, Inc.                                 5.19

General Electric Company                     5.13

Microsoft Corporation                        3.89

Johnson & Johnson                            3.37

Intel Corporation                            3.09

Wal-Mart Stores, Inc.                        2.78

Cisco Systems, Inc.                          2.69

Home Depot, Inc.                             1.86

Coca-Cola Company                            1.70

Procter & Gamble Company                     1.60

Total                                       31.30

SECTOR DIVERSIFICATION, April 30, 2004
                               % of Fund Holdings

                                    Russell
                         Portfolio   1000     Difference
                                   Growth(R)

Health Care                23.9      25.1       -1.2

Technology                 22.1      21.5        0.6

Consumer Discr.            17.5      17.6       -0.1

Financial Services         11.3      10.5        0.8

Consumer Staples            8.5       9.1       -0.6

Other                       6.5       6.9       -0.4

Producer Durables           4.7       3.4        1.3

Autos & Transport           1.8       1.7        0.1

Materials & Processing      1.3       1.3        0.0

Utilities                   1.2       1.6       -0.4

Other Energy                1.2       1.3       -0.1
--------------------------------------------------------------------------------

DISCLOSURE STATEMENT
PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN, PRINCIPAL VALUE SHARE PRICE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. Performance returns shown for the Fund assume the reinvestment of dividends at net asset value, do not account for taxes payable on reinvested dividends, and do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of Fund shares. They also reflect an expense limitation in effect during the periods shown, without which the Fund's returns would have been lower.

The views expressed in this report are those of the Fund's management only for the period of this report as stated on the front cover, and are subject to change. They are not intended as investment advice, nor are they intended to predict performance of the securities markets or the Fund.

The Russell 1000 Growth Index(R) measures the performance of those companies in the Russell 1000 Index (which measures the performance of the largest 1000 U.S. incorporated companies) with higher price-to-book ratios and higher forecasted growth values. Performance measures for indices assume reinvestment of all distributions, and do not account for fees and taxes. Indices do not incur expenses, and cannot be purchased directly by investors. Securities holdings and their weightings in the Fund do not match those in an Index, and performance of the Fund will differ.

--------------------------------------------------------------------------------
DLB ENHANCED INDEX VALUE FUND
--------------------------------------------------------------------------------

FUND INVESTMENT OBJECTIVE
The DLB Enhanced Index Value Fund seeks to outperform the total return performance of its benchmark, the Russell 1000 Value Index(R), while maintaining risk characteristics similar to those of the benchmark.

--------------------------------------------------------------------------------

FUND FACTS
as of April 30, 2004

INCEPTION DATE:
    December 19, 2000

BENCHMARK:
    Russell 1000 Value(R)

MANAGER TENURE:
Mr. Farrell:
    Since Inception
Mr. Cao:
    Since June 4, 2001

TOTAL ASSETS: $30.8 million

TICKER SYMBOL: DENVX

NET EXPENSE RATIO*: 0.70%

CUSIP #: 232941849

PORTFOLIO MANAGERS
Michael F. Farrell
Managing Director
David L. Babson & Company-
    Since 2000
Aeltus Investment Management-
    6 Years

Chris C. Cao, CFA
Managing Director
David L. Babson & Company-
    Since 2001
Invesco- 2 Years
Aeltus Investment Management-
    2 Years

* "Net Expense Ratio" reflects the Fund's annualized expenses after the effect of an expense limitation agreement between the Fund and its Manager. Without this limitation, the annualized Total Expense Ratio would have been 1.03%.
--------------------------------------------------------------------------------

FUND PERFORMANCE
The DLB Enhanced Index Value Fund returned +7.76% for the six-month period ended April 30, 2004 (the "Reporting Period"), underperforming its benchmark, the Russell 1000 Value Index(R), which returned +8.15% for the same time period.

MARKET HIGHLIGHTS
The equity investment environment during the first half of the Reporting Period favored companies that were highly levered to the economic cycle. In general, these companies had characteristics that the Fund's models disfavor such as high debt-to-equity ratios, negative earnings, and high exposure to market movement
(beta).

Moving into 2004, the pace of economic recovery continued to grow, but an employment picture featuring lackluster job growth provoked concerns, as did renewed fears of terrorism and rising oil prices. A sharp turn toward job growth in March 2004, however, quickly shifted investor psychology toward the growing likelihood of interest rates rising sooner rather than later. This shift dampened the exuberant investor enthusiasm for smaller cap companies leveraged to economic recovery.

Equity markets closed the Reporting Period recording modest gains. Investors began to embrace a more conservative investment posture in anticipation of a potential change in the character of financial markets resulting from short-term interest rates rising for the first time since January 2000.

PORTFOLIO HIGHLIGHTS
The key to the Fund's underperformance during the Reporting Period was the market environment during the first half of the Reporting Period (2003). Irrespective of asset class, virtually all bottom-up quantitative factors including value measures, growth measures and momentum measures performed poorly in 2003, most notably during the last quarter of the year. In order to outperform during this period, Fund management would have needed to tilt the Fund's positioning toward risk factors such as increased exposure to economic growth factors, high beta, and low price. Additionally, across all asset classes, the smaller the capitalization one focused on the better one performed, as smaller capitalization stocks have a greater exposure to the economic cycle. As the Fund's investment process does not incorporate macroeconomic bets such as these, it failed to generate alpha (risk adjusted excess return relative to the Fund's benchmark) during the first half of the Reporting Period.

During the second half of the Reporting Period (2004), The Fund performed favorably relative to the benchmark, driven by strong results for most segments of the Fund's quantitative models, and a strong tailwind for value strategies during the period. The factors that worked particularly well during the second half of the Reporting Period were those related to value.

Total Returns (%)
for the periods ended 4/30/04

                                           Since
                     6 Months   1 Year   Inception
                    11/1/03-    5/1/03-   12/19/00-
                    4/30/04    4/30/04     4/30/04
--------------------------------------------------

DLB ENHANCED          7.76       25.58       3.20
INDEX VALUE

RUSSELL 1000          8.15       26.26       2.26
VALUE INDEX(R)

Periods over one year are annualized.

Growth of a $100,000 Investment

Cumulative Total Return Since Inception 12/19/00


                   [PLOT POINTS FOR LINE GRAPH APPEAR BELOW]


             DLB Enhanced   Russell 1000                DLB Enhanced   Russell 1000
              Index Value   Value Fund(R)                Index Value   Value Fund(R)
              -----------   -------------                -----------   -------------
12/19/2000     $100,000       $100,000      8/31/2002     $ 88,607       $ 84,977
12/31/2000     $105,100       $103,428      9/30/2002     $ 78,874       $ 75,528
 1/31/2001     $104,000       $103,826     10/31/2002     $ 84,653       $ 81,124
 2/28/2001     $101,200       $100,939     11/30/2002     $ 89,418       $ 86,235
 3/31/2001     $ 97,900       $ 97,372     12/31/2002     $ 85,955       $ 82,489
 4/30/2001     $102,500       $102,147      1/31/2003     $ 83,894       $ 80,492
 5/31/2001     $104,700       $104,442      2/28/2003     $ 81,832       $ 78,346
 6/30/2001     $102,300       $102,125      3/31/2003     $ 81,729       $ 78,476
 7/31/2001     $102,500       $101,908      4/30/2003     $ 88,531       $ 85,384
 8/31/2001     $ 98,500       $ 97,826      5/31/2003     $ 94,200       $ 90,894
 9/30/2001     $ 92,200       $ 90,941      6/30/2003     $ 95,231       $ 92,031
10/31/2001     $ 91,800       $ 90,158      7/31/2003     $ 96,570       $ 93,403
11/30/2001     $ 96,900       $ 95,400      8/31/2003     $ 97,807       $ 94,857
12/31/2001     $ 99,455       $ 97,647      9/30/2003     $ 96,983       $ 93,931
 1/31/2002     $ 99,150       $ 96,894     10/31/2003     $103,166       $ 99,680
 2/28/2002     $ 99,353       $ 97,050     11/30/2003     $104,712       $101,032
 3/31/2002     $104,321       $101,641     12/31/2003     $110,651       $107,259
 4/30/2002     $101,584       $ 98,156      1/31/2004     $112,849       $109,146
 5/31/2002     $101,888       $ 98,648      2/28/2004     $115,362       $111,485
 6/30/2002     $ 96,413       $ 92,984      3/31/2004     $114,420       $110,509
 7/31/2002     $ 87,897       $ 84,340      4/30/2004     $111,174       $107,809

The Disclosure Statement below is an integral part of this presentation and should be read carefully. Past performance is no guarantee of future results.
--------------------------------------------------------------------------------

TOP 10 EQUITY HOLDINGS, April 30, 2004
                                       % of Fund Assets

Exxon Mobil Corporation                      5.31

Citigroup, Inc.                              4.61

Bank of America Corporation                  3.64

Verizon Communications, Inc.                 1.94

SBC Communications, Inc.                     1.93

Chevron Texaco Corporation                   1.82

Wells Fargo & Company                        1.63

Altria Group, Inc.                           1.60

Wachovia Corporation                         1.46

J.P. Morgan Chase & Company                  1.43

Total                                       25.37

SECTOR DIVERSIFICATION, April 30, 2004
                              % of Fund Holdings

                                    Russell
                         Portfolio   1000     Difference
                                    Value(R)

Financial Services         37.4      35.0        2.4

Utilities                  11.2      12.6       -1.4

Consumer Discr.             9.9      10.7       -0.8

Integrated Oils             9.1       9.0        0.1

Technology                  6.7       6.4        0.3

Consumer Staples            5.9       6.2       -0.3

Materials & Processing      5.1       5.6       -0.5

Producer Durables           5.0       4.4        0.6

Health Care                 3.3       3.6       -0.3

Autos & Transport           2.9       2.8        0.1

Other Energy                2.1       2.1        0.0

Other                       1.4       1.6       -0.2

Note: Portfolio Holdings and Sector Diversification are subject to change

--------------------------------------------------------------------------------

DISCLOSURE STATEMENT
PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN, PRINCIPAL VALUE AND SHARE PRICE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. Performance returns shown for the Fund assume the reinvestment of dividends at net asset value, do not account for taxes payable on reinvested dividends, and do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of Fund shares. They also reflect an expense limitation in effect during the periods shown, without which the Fund's returns would have been lower.

The views expressed in this report are those of the Fund's management only for the period of this report as stated on the front cover, and are subject to change. They are not intended as investment advice, nor are they intended to predict performance of the securities markets or the Fund.

The Russell 1000 Value Index(R) measures the performance of those companies in the Russell 1000 Index(R) (which measures the performance of the largest 1000 U.S. incorporated companies) with lower price-to-book ratios and lower forecasted growth values. Performance measures for indices assume reinvestment of all distributions, and do not account for fees and taxes. Indices do not incur expenses, and cannot be purchased directly by investors. Securities holdings and their weightings in the Fund do not match those in an Index, and performance of the Fund will differ.

--------------------------------------------------------------------------------
DLB SMALL CAPITALIZATION VALUE FUND
--------------------------------------------------------------------------------

FUND INVESTMENT OBJECTIVE
The DLB Small Capitalization Value Fund seeks long-term capital appreciation primarily through investment in small to medium-sized companies.



--------------------------------------------------------------------------------

FUND FACTS
as of April 30, 2004

INCEPTION DATE:
    December 19, 2000

BENCHMARK:
    RUSSELL 2000 VALUE(R)

MANAGER TENURE:
    Since Inception

TOTAL ASSETS: $107.0 million

TICKER SYMBOL: DSMVX

NET EXPENSE RATIO*: 0.85%

CUSIP #: 232941823

PORTFOLIO MANAGER
Lance F. James
Managing Director


David L. Babson & Company-
    Since 1986


* "Net Expense Ratio" reflects the Fund's annualized expenses after the effect of an expense limitation agreement between the Fund and its Manager. Without this limitation, the annualized Total Expense Ratio would have been 0.90%.

--------------------------------------------------------------------------------

Fund Performance
The DLB Small Cap Value Fund returned +11.79% for the six-month period ended April 30, 2004 (the "Reporting Period"), outperforming its benchmark, the Russell 2000 Value Index(R), which returned +9.09% for the same time period.

MARKET HIGHLIGHTS
The equity investment environment during the first half of the Reporting Period favored speculation, as the stocks of companies with weak quality and profitability characteristics outperformed companies with more stable and predictable earnings. The market also favored small cap companies and economically sensitive market sectors expected to benefit from a continuation of economic recovery in 2004.

Moving into 2004, the pace of economic recovery continued to grow, but an employment picture featuring lackluster job growth provoked concerns, as did renewed fears of terrorism and rising oil prices. A sharp turn toward job growth in March 2004, however, quickly shifted investor psychology toward the growing likelihood of interest rates rising sooner rather than later. This shift dampened the exuberant investor enthusiasm for smaller cap companies leveraged to economic recovery.

Equity markets closed the Reporting Period recording modest gains. Investors began to embrace a more conservative investment posture in anticipation of a potential change in the character of financial markets resulting from short-term interest rates rising for the first time since January 2000.

PORTFOLIO HIGHLIGHTS
Strong stock selection results across the portfolio drove the DLB Small Cap Value Fund's outperformance relative to the benchmark during the Reporting Period. Stock selection results were particularly favorable in the technology, materials and processing, and financial services sectors. In each of these areas Fund results outpaced benchmark performance considerably. Sector positions in a number of areas also added value to results during the Reporting Period, as the Fund was positioned advantageously to capitalize on areas that prospered as a result of continued economic recovery, low interest rates, and brisk consumer spending.

Detracting from Fund results during the Reporting Period was stock selection in the health care, producer durables, and autos and transportation sectors. Stock-specific weakness detracted from performance in each of these areas. Additionally, the Fund's lack of holdings in the energy sector detracted versus the Russell 2000 Value Index. The energy sector led benchmark performance during the Reporting Period, advancing in excess of 40%.

Total Returns (%)
for the periods ended 4/30/04

                                           Since
                     6 Months   1 Year   Inception
                     11/1/03-   5/1/03-  12/19/00-
                     4/30/04   4/30/04    4/30/04
--------------------------------------------------

DLB SMALL CAP        11.79       46.46      12.46
VALUE

RUSSELL 2000 VALUE    9.09       42.45      14.76
INDEX(R)

RUSSELL 2000 INDEX(R) 6.54       42.01       7.22

Periods over one year are annualized.


Growth of a $100,000 Investment

Cumulative Total Return Since Inception 12/19/00


                   [PLOT POINTS FOR LINE GRAPH APPEAR BELOW]


               DLB Small    Russell                                  DLB Small    Russell
               Cap Value   2000 Value  Russell 2000                  Cap Value   2000 Value   Russell 2000
                 Fund       Index(R)     Index(R)                      Fund       Index(R)      Index(R)
                 ----       --------     --------                      ----       --------      --------
12/18/2000     $100,000     $100,000     $100,000      8/31/2002     $ 99,755     $110,159     $ 86,403
12/31/2000     $102,997     $106,265     $104,470      9/30/2002     $ 94,178     $102,290     $ 80,198
 1/31/2001     $105,200     $109,198     $109,909     10/31/2002     $ 96,140     $103,829     $ 82,769
 2/28/2001     $102,597     $109,047     $102,697     11/30/2002     $101,200     $112,114     $ 90,156
 3/31/2001     $ 98,994     $107,298     $ 97,674     12/31/2002     $ 98,146     $107,324     $ 85,136
 4/30/2001     $105,300     $112,265     $105,315      1/31/2003     $ 96,382     $104,302     $ 82,780
 5/31/2001     $107,602     $115,152     $107,903      2/28/2003     $ 93,685     $100,796     $ 80,278
 6/30/2001     $110,004     $119,785     $111,629      3/31/2003     $ 93,581     $101,872     $ 81,312
 7/31/2001     $108,403     $117,099     $105,587      4/30/2003     $101,362     $111,549     $ 89,022
 8/31/2001     $101,896     $116,693     $102,177      5/31/2003     $107,587     $122,938     $ 98,575
 9/30/2001     $ 94,289     $103,811     $ 88,422      6/30/2003     $109,351     $125,021     $100,359
10/31/2001     $ 97,192     $106,523     $ 93,597      7/31/2003     $117,235     $131,256     $106,638
11/30/2001     $101,396     $114,177     $100,843      8/31/2003     $123,668     $136,242     $111,527
12/31/2001     $106,455     $121,168     $107,067      9/30/2003     $121,385     $134,679     $109,469
 1/31/2002     $108,210     $122,776     $105,953     10/31/2003     $132,798     $145,661     $118,662
 2/28/2002     $108,313     $123,523     $103,050     11/30/2003     $138,400     $151,252     $122,873
 3/31/2002     $116,883     $132,774     $111,332     12/31/2003     $143,571     $156,722     $125,366
 4/30/2002     $122,872     $137,448     $112,347      1/31/2004     $146,066     $162,141     $130,813
 5/31/2002     $119,568     $132,902     $107,360      2/28/2004     $150,848     $165,281     $131,985
 6/30/2002     $114,715     $129,960     $102,033      3/31/2004     $152,512     $167,567     $133,215
 7/31/2002     $100,581     $110,650     $ 86,623      4/30/2004     $148,457     $158,901     $126,423

The Disclosure Statement below is an integral part of this presentation and should be read carefully. Past performance is no guarantee of future results.
--------------------------------------------------------------------------------

TOP 10 EQUITY HOLDINGS, April 30, 2004
                                       % of Fund Assets

Carlisle Companies, Inc.                     2.75

Mohawk Industries, Inc.                      2.46

Energen Corporation                          2.41

Hughes Supply, Inc.                          2.36

Movado Group, Inc.                           2.35

Interface, Inc. Cl. A                        2.26

Universal Technical Institute, Inc.          2.23

Spartech Corporation                         2.18

Cuno, Inc.                                   2.04

Enesco Group, Inc.                           2.03

Total                                       23.07


SECTOR DIVERSIFICATION, April 30, 2004
                              % of Fund Holdings

                                      R2000
                         Portfolio   Value(R)    Difference

Financial Services         34.6       30.4          4.2

Consumer Discr.            20.1       17.6          2.5

Materials & Processing     14.8       12.1          2.7

Producer Durables           7.9        8.5         -0.6

Technology                  6.4        6.6         -0.2

Utilities                   5.3        6.0         -0.7

Health Care                 4.8        4.6          0.2

Autos & Transport           3.2        5.1         -1.9

Other                       2.9        1.0          1.9

Consumer Staples            0.0        2.8         -2.8

Integrated Oils             0.0        0.1         -0.1

Other Energy                0.0        5.2         -5.2

Note: Portfolio Holdings and Sector Diversification are subject to change
--------------------------------------------------------------------------------

DISCLOSURE STATEMENT
PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN, PRINCIPAL VALUE AND SHARE PRICE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY
BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. Performance returns shown for the Fund assume the reinvestment of dividends at net asset value, do not account for taxes payable on reinvested dividends, and do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of Fund shares. They also reflect an expense limitation in effect during the periods shown, without which the Fund's returns would have been lower.

The views expressed in this report are those of the Fund's management only for the period of this report as stated on the front cover, and are subject to change. They are not intended as investment advice, nor are they intended to predict performance of the securities markets or the Fund.

Investing in smaller companies involves special risks, including higher volatility and lower liquidity.

The Russell 2000 Value Index(R) is an unmanaged index consisting of those securities in the Russell 2000 Index(R) with lower price-to-book and lower forecasted growth values. The Russell 2000 Index(R) is an unmanaged index that measures the performance of the 2000 smallest stocks in the Russell 3000 Index(R), and represents approximately 8% of the total market capitalization of the Russell 3000 Index. The Russell 3000 Index(R) represents approximately 98% of the U.S. equity market capitalization. Performance measures for indices assume reinvestment of all distributions, and do not account for fees and taxes. Indices do not incur expenses, and cannot be purchased directly by investors. Securities holdings and their weightings in the Fund do not match those in an Index, and performance of the Fund will differ.

--------------------------------------------------------------------------------
DLB SMALL COMPANY OPPORTUNITIES FUND
--------------------------------------------------------------------------------

FUND INVESTMENT OBJECTIVE
The DLB Small Company Opportunities Fund seeks long-term capital appreciation through investment primarily in common stocks of smaller, faster-growing companies whose securities at the time of purchase are considered by the Fund's investment manager to be realistically valued.


--------------------------------------------------------------------------------

FUND FACTS
as of April 30, 2004

INCEPTION DATE:
    July 20, 1998

BENCHMARK: Russell 2000(R)

MANAGER TENURE:
Mr. Szczygiel:
    Since Inception
Mr. Baumbach:
    Since November 1999

TOTAL ASSETS: $487.0 million

TICKER SYMBOL: DLBMX

TOTAL EXPENSE RATIO: 1.14%

CUSIP #: 232941807

PORTFOLIO MANAGERS
Paul Szczygiel, CFA
Managing Director
David L. Babson & Company-
    Since 1996

Robert Baumbach, CFA
Managing Director
David L. Babson & Company-
    Since 1999
Putnam Investments-
    5 years
--------------------------------------------------------------------------------

FUND PERFORMANCE
The DLB Small Company Opportunities Fund returned +1.12% for the six-month period ended April 30, 2004 (the "Reporting Period"), underperforming its benchmark, the Russell 2000 Index(R), which returned +6.54% for the same time period.

MARKET HIGHLIGHTS
The equity investment environment during the first half of the Reporting Period favored speculation, as the stocks of companies with weak quality and profitability characteristics outperformed companies with more stable and predictable earnings. The market also favored small cap companies and economically sensitive market sectors expected to benefit from a continuation of economic recovery in 2004.

Moving into 2004, the pace of economic recovery continued to grow, but an employment picture featuring lackluster job growth provoked concerns, as did renewed fears of terrorism and rising oil prices. A sharp turn toward job growth in March 2004, however, quickly shifted investor psychology toward the growing likelihood of interest rates rising sooner rather than later. This shift dampened the exuberant investor enthusiasm for smaller cap companies leveraged to economic recovery.

Equity markets closed the Reporting Period recording modest gains. Investors began to embrace a more conservative investment posture in anticipation of a potential change in the character of financial markets resulting from short-term interest rates rising for the first time since January 2000.

PORTFOLIO HIGHLIGHTS
The Reporting Period was challenging for the DLB Small Company Opportunities Fund, as stock selection weakness drove underperformance versus the benchmark. The significant run up seen in interest rate sensitive areas such as REITs, homebuilders, and retailers notably detracted from results. The Fund is underrepresented in these components due to the difficulty in identifying differentiated product strategies and competitive advantages among companies in these spaces. These are key criteria of the Fund's bottom-up selection process. Semiconductor companies in the technology sector and pharmaceutical names in the health care sector also detracted from results during the Reporting Period, as both areas experienced a price correction.

Although semiconductor names were weak during the Reporting Period, the Fund's technology positions as a whole did outperform the benchmark's positions. Stock selection in the autos and transportation and producer durables sector also added value during the Reporting Period.

TOTAL RETURNS (%)
FOR PERIODS ENDED 4/30/04

                                                      Since
                     6 Months   1 Year     5 Years  Inception
                     11/1/03-   5/1/03-    5/1/99-   7/20/98-
                     4/30/04   4/30/04    4/30/04    4/30/04
------------------------------------------------------------

DLB SMALL             1.12       22.84      18.36      11.93
COMP. OPPS.

RUSSELL 2000          6.54       42.01       6.67       4.73
INDEX(R)

Periods over one year are annualized.


Growth of a $100,000 Investment

Cumulative Total Return Since Inception 7/20/98


                   [PLOT POINTS FOR LINE GRAPH APPEAR BELOW]

                  Small                                          Small
                 Company         Russell                        Company         Russell
              Opportunities   2000 Index(R)                  Opportunities   2000 Index(R)
              -------------   -------------                  -------------   -------------
 7/19/1998     $100,000.00     $100,000.00      6/30/2001     $168,393.74     $115,371.45
 7/31/1998     $ 95,100.00     $ 90,856.29      7/31/2001     $166,227.53     $109,126.48
 8/31/1998     $ 74,300.00     $ 73,213.85      8/31/2001     $163,605.29     $105,601.85
 9/30/1998     $ 77,700.00     $ 78,943.39      9/30/2001     $152,546.25     $ 91,386.51
10/31/1998     $ 80,400.00     $ 82,162.98     10/31/2001     $159,044.86     $ 96,734.49
11/30/1998     $ 82,100.00     $ 86,467.71     11/30/2001     $167,709.67     $104,223.37
12/31/1998     $ 86,100.00     $ 91,818.49     12/31/2001     $174,931.20     $110,656.39
 1/31/1999     $ 83,600.00     $ 93,038.66      1/31/2002     $176,763.58     $109,505.43
 2/28/1999     $ 78,700.00     $ 85,503.04      2/28/2002     $170,411.33     $106,504.26
 3/31/1999     $ 77,400.00     $ 86,837.87      3/31/2002     $181,405.61     $115,064.24
 4/30/1999     $ 82,600.00     $ 94,619.19      4/30/2002     $186,536.28     $116,112.86
 5/31/1999     $ 87,100.00     $ 96,001.29      5/31/2002     $181,405.61     $110,959.57
 6/30/1999     $ 94,100.00     $100,342.43      6/30/2002     $175,175.52     $105,454.01
 7/31/1999     $ 94,700.00     $ 97,589.11      7/31/2002     $151,504.80     $ 89,527.22
 8/31/1999     $ 92,400.00     $ 93,977.44      8/31/2002     $149,549.90     $ 89,299.23
 9/30/1999     $ 92,000.00     $ 93,997.96      9/30/2002     $140,508.49     $ 82,886.32
10/31/1999     $ 88,600.00     $ 94,378.67     10/31/2002     $143,685.20     $ 85,543.82
11/30/1999     $ 94,000.00     $100,013.96     11/30/2002     $153,093.16     $ 93,178.08
12/31/1999     $ 97,981.60     $111,335.54     12/31/2002     $152,846.40     $ 87,989.99
 1/31/2000     $100,725.90     $109,547.63      1/31/2003     $146,837.69     $ 85,554.68
 2/29/2000     $108,044.02     $127,637.89      2/28/2003     $144,834.79     $ 82,969.61
 3/31/2000     $118,208.09     $119,222.63      3/31/2003     $142,831.89     $ 84,037.97
 4/30/2000     $115,667.07     $112,048.39      4/30/2003     $156,226.29     $ 92,006.24
 5/31/2000     $114,142.46     $105,518.02      5/31/2003     $165,865.25     $101,879.63
 6/30/2000     $126,440.98     $114,716.13      6/30/2003     $167,617.79     $103,723.53
 7/31/2000     $126,034.42     $111,025.37      7/31/2003     $174,878.31     $110,213.38
 8/31/2000     $131,827.94     $119,496.70      8/31/2003     $183,515.82     $115,266.29
 9/30/2000     $133,860.75     $115,984.63      9/30/2003     $177,006.39     $113,139.11
10/31/2000     $129,286.92     $110,807.07     10/31/2003     $189,774.89     $122,640.18
11/30/2000     $124,001.61     $ 99,432.58     11/30/2003     $194,281.42     $126,992.01
12/31/2000     $133,848.51     $107,972.09     12/31/2003     $196,910.22     $129,568.91
 1/31/2001     $140,575.14     $113,593.49      1/31/2004     $202,167.84     $135,198.08
 2/28/2001     $137,154.82     $106,140.12      2/28/2004     $200,415.30     $136,409.87
 3/31/2001     $138,408.93     $100,948.18      3/31/2004     $196,659.86     $137,680.94
 4/30/2001     $154,256.41     $108,845.32      4/30/2004     $191,902.97     $130,661.58
 5/31/2001     $163,035.23     $111,520.70

The Disclosure Statement below is an integral part of this presentation and should be read carefully. Past performance is no guarantee of future results.
--------------------------------------------------------------------------------

TOP 10 EQUITY HOLDINGS, April 30, 2004
                                       % of Fund Assets

Eaton Vance Corporation                      2.44

Sterling Bancorp                             2.39

Advo, Inc.                                   2.35

Kaydon Corporation                           2.27

Webster Financial Corporation                2.26

Dionex Corporation                           2.21

Arbitron, Inc.                               2.20

Roper Industries, Inc.                       2.16

Coherent, Inc.                               2.13

Saga Communications, Inc.                    2.12

Total                                       22.53

SECTOR DIVERSIFICATION, April 30, 2004
                              % of Fund Holdings

                                    Russell
                         Portfolio  2000(R)   Difference

Financial                  18.3      21.5       -3.2

Consumer Discr.            17.6      19.2       -1.6

Producer Durables          17.2       8.1        9.1

Technology                 13.3      13.3        0.0

Other Energy               10.4       4.5        5.9

Materials & Processing      8.2       8.5       -0.3

Autos & Transport           7.3       4.2        3.1

Health Care                 5.9      14.1       -8.2

Other                       1.8       0.5        1.3

Consumer Staples            0.0       2.0       -2.0

Integrated Oils             0.0       0.1       -0.1

Utilities                   0.0       4.0       -4.0

Note: Portfolio Holdings and Sector Diversification are subject to change
--------------------------------------------------------------------------------

DISCLOSURE STATEMENT
PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN, PRINCIPAL VALUE AND SHARE PRICE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. Performance returns shown for the Fund assume the reinvestment of dividends at net asset value, do not account for taxes payable on reinvested dividends, and do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of Fund shares. They also reflect an expense limitation in effect during the periods shown, without which the Fund's returns would have been lower.

The views expressed in this report are those of the Fund's management only for the period of this report as stated on the front cover, and are subject to change. They are not intended as investment advice, nor are they intended to predict performance of the securities markets or the Fund.

Investing in smaller companies involves special risks, including higher volatility and lower liquidity.

The Small Company Opportunities Fund expanded its investment universe to include investing in larger small cap companies in August of 2000 and 2001; the performance results shown above would not necessarily have been achieved had the Fund's current strategy been in effect for the periods for which performance results are presented.

The Fund's benchmark index is the Russell 2000 Index(R), an unmanaged index that measures the performance of the 2000 smallest stocks in the Russell 3000 Index(R), and represents approximately 8% of the total market capitalization of the Russell 3000 Index(R). The Russell 3000 Index(R) represents approximately 98% of the U.S. equity market capitalization. Performance measures for indices assume reinvestment of all distributions, and do not account for fees and taxes. Indices do not incur expenses, and cannot be purchased directly by investors. Securities holdings and their weightings in the Fund do not match those in an Index, and performance of the Fund will differ.

--------------------------------------------------------------------------------
DLB EMERGING MARKETS FUND
--------------------------------------------------------------------------------

FUND INVESTMENT OBJECTIVE
The DLB Emerging Markets Fund seeks long-term growth of capital primarily through equity investments that will generally be concentrated in what the Fund's investment subadvisor considers to be the developing markets around the world.


--------------------------------------------------------------------------------

FUND FACTS
as of April 30, 2004

INCEPTION DATE:
    November 1, 1999

BENCHMARK: MSCI EMF Index(R)

MANAGER TENURE:
    Since Inception

TOTAL ASSETS: $39.5 million

TICKER SYMBOL: DLBEX

NET EXPENSE RATIO*: 1.75%

CUSIP #: 232941872

PORTFOLIO MANAGER
Angus J. Tulloch
Head of Global Emerging
Markets/Asia Pacific (ex
Japan) Equities


First State Investments-
    (and Stewart Ivory & Co. Ltd.
    prior to its acquisition by
    Colonial First State)-
    Since 1991


* "Net Expense Ratio" reflects the Fund's annualized expenses after the effect of an expense limitation agreement between the Fund and its Manager. Without this limitation, the annualized Total Expense Ratio would have been 1.92%.

--------------------------------------------------------------------------------

FUND PERFORMANCE
The DLB Emerging Markets Fund returned +5.78% for the six months period ended April 30, 2004 (the "Reporting Period"), underperforming its benchmark, the MSCI Emerging Markets Free Index(R), which returned +9.38% for the same period.

MARKET HIGHLIGHTS
Emerging markets rose over the Reporting Period, outperforming the MSCI World Index. Most emerging markets were boosted over the first four months of the period by improving global economic data, buoyant investor sentiment, a weak U.S. dollar, and higher commodity prices. However, in March and April, China fell sharply on concerns over the sustainability of its current rapid economic growth, especially with rising commodity costs. Emerging Europe performed particularly well over the Reporting Period, led by the Czech Republic and Hungary (two of the countries to join the EU on May 1, 2004) and Russia, which has been driven by its dominant energy sector. Energy was the top-performing sector, benefiting from strong demand from China and growing demand from the recovering U.S. economy.

PORTFOLIO HIGHLIGHTS
There were several factors that undermined Fund performance during the Reporting Period. The Fund's underweight positions in Russia and the energy sector detracted from results. Additionally, the largest detractor to relative performance was a Thailand-based radio and TV broadcaster, which fell sharply on concerns over higher programming costs and lower market share. With the recent pullback in the gold price, South African gold stocks Gold Fields and Harmony Gold also negatively impacted performance.

On a positive note, Fund performance was helped by a Turkish holding that benefited from a narrowing discount relative to its net asset value. Underweight positions in Taiwan and China also added value during the Reporting Period.

With regard to portfolio activity in Asia, the Fund continued to reduce exposure to China-related stocks where valuations have become excessive. However, the Fund did take a new position in China Resources Power, a rapidly growing power generator. The Fund also increased exposure to the strengthening Taiwanese economy.

Notice: The Board of Trustees of the DLB Emerging Markets Fund has decided to terminate the Emerging Markets Fund effective June 15, 2004, or as soon thereafter as is practicable. Shareholders of the Emerging Markets Fund as of May 3, 2004 received a Formal Notice of Termination designed to answer questions concerning the Emerging Markets Fund's termination.

Total Returns (%)
for periods ended 4/30/04

                                           Since
                     6 Months   1 Year   Inception
                     11/1/03-   5/1/03-   11/2/99-
                     4/30/04   4/30/04    4/30/04
--------------------------------------------------

DLB EM                5.78       47.73      10.20

MSCI EMF              9.38       53.59       4.74
Index(R)

Periods over one year are annualized.


Growth of a $100,000 Investment

Cumulative Total Return Since Inception 11/2/99


                   [PLOT POINTS FOR LINE GRAPH APPEAR BELOW]


                   DLB                                            DLB
                Emerging         MSCI EMF                      Emerging         MSCI EMF
                 Markets         Index(R)                       Markets         Index(R)
                 -------         --------                       -------         --------
10/31/1999     $100,000.00     $100,000.00      2/28/2002     $108,198.43     $ 87,439.60
11/30/1999     $108,100.00     $108,966.45      3/31/2002     $113,479.26     $ 92,699.21
12/31/1999     $122,600.00     $122,824.82      4/30/2002     $114,887.49     $ 93,300.87
 1/31/2000     $122,800.00     $123,556.86      5/31/2002     $115,708.95     $ 91,814.31
 2/29/2000     $124,300.00     $125,188.68      6/30/2002     $110,428.12     $ 84,926.22
 3/31/2000     $124,600.00     $125,799.63      7/31/2002     $103,399.91     $ 78,467.01
 4/30/2000     $116,100.00     $113,874.74      8/31/2002     $103,988.07     $ 79,676.09
 5/31/2000     $111,400.00     $109,166.94      9/30/2002     $ 96,106.62     $ 71,079.75
 6/30/2000     $121,300.00     $113,012.33     10/31/2002     $ 99,635.63     $ 75,691.95
 7/31/2000     $116,800.00     $107,200.16     11/30/2002     $104,929.14     $ 80,902.09
 8/31/2000     $118,200.00     $107,727.24     12/31/2002     $102,252.04     $ 78,214.07
 9/30/2000     $107,400.00     $ 98,320.94      1/31/2003     $101,294.17     $ 77,873.54
10/31/2000     $ 99,700.00     $ 91,192.38      2/28/2003     $ 99,737.64     $ 75,771.74
11/30/2000     $ 92,000.00     $ 83,219.08      3/31/2003     $ 95,427.25     $ 73,623.26
12/31/2000     $ 96,477.11     $ 85,228.25      4/30/2003     $104,766.43     $ 80,181.03
 1/31/2001     $106,638.74     $ 96,964.19      5/31/2003     $112,908.28     $ 85,935.74
 2/28/2001     $103,134.73     $ 89,371.78      6/30/2003     $117,098.94     $ 90,833.61
 3/31/2001     $ 93,907.50     $ 80,593.73      7/31/2003     $125,121.06     $ 96,522.29
 4/30/2001     $ 99,513.91     $ 84,576.01      8/31/2003     $131,945.84     $103,000.84
 5/31/2001     $102,667.52     $ 85,585.53      9/30/2003     $135,298.37     $103,755.94
 6/30/2001     $103,718.73     $ 83,828.73     10/31/2003     $146,313.81     $112,585.32
 7/31/2001     $ 98,462.71     $ 78,531.55     11/30/2003     $145,954.61     $113,968.84
 8/31/2001     $ 95,192.30     $ 77,756.92     12/31/2003     $157,954.90     $122,231.17
 9/30/2001     $ 82,461.06     $ 65,721.74      1/31/2004     $159,666.49     $126,572.21
10/31/2001     $ 87,249.88     $ 69,800.36      2/28/2004     $165,168.01     $132,410.98
11/30/2001     $ 95,192.30     $ 77,087.76      3/31/2004     $167,979.90     $134,112.36
12/31/2001     $ 99,983.80     $ 83,206.61      4/30/2004     $154,776.24     $123,147.69
 1/31/2002     $103,973.76     $ 86,026.31

The Disclosure Statement below is an integral part of this presentation and should be read carefully. Past performance is no guarantee of future results.
--------------------------------------------------------------------------------

TOP 10 EQUITY HOLDINGS, April 30, 2004
                                       % of Fund Assets

Samsung Electronics Co. Ltd. GDR 144A        5.48

LUKOIL Sponsored ADR                         3.51

Pliva d.d. GDR                               2.98

China Resources Enterprises Ltd.             2.79

IOI Corporation                              2.68

Samsung Fire & Marine Insurance Co. Ltd.     2.56

Matav RT ADR                                 2.52

Ranbaxy Laboratories Ltd.                    2.15

Hite Brewery Company Ltd.                    2.15

Shangri-La Asia Ltd.                         2.11

Total                                       28.93

TOP 10 COUNTRIES, April 30, 2004
                              % of Fund Holdings

South Korea                                 18.38

India                                       11.85

Mexico                                       7.32

Brazil                                       6.97

China                                        6.55

Malaysia                                     6.37

Taiwan                                       6.19

South Africa                                 5.70

Turkey                                       5.17

Russia                                       3.79

Total                                       78.29

Note: Portfolio Holdings and Top 10 Countries are subject to change

--------------------------------------------------------------------------------

DISCLOSURE STATEMENT
PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN, PRINCIPAL VALUE AND SHARE PRICE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. Performance returns shown for the Fund assume the reinvestment of dividends at net asset value, do not account for taxes payable on reinvested dividends, and do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of Fund shares. They also reflect an expense limitation in effect during the periods shown, without which the Fund's returns would have been lower.

The views expressed in this report are those of the Fund's management only for the period of this report as stated on the front cover, and are subject to change. They are not intended as investment advice, nor are they intended to predict performance of the securities markets or the Fund.

Investments in securities of foreign issuers present greater risks, including volatility of currency fluctuations, political and economic instability and greater price fluctuations. These risks are increased for funds that invest in emerging markets.

The Fund's benchmark index is the Morgan Stanley Capital International Emerging Markets Free Index(R) (MSCI EMF Index), a free float-adjusted market capitalization index measuring equity market performance in 26 global emerging markets. Performance measures for indices assume reinvestment of all distributions, and do not account for fees and taxes. Indices do not incur expenses, and cannot be purchased directly by investors. Securities holdings and their weightings in the Fund do not match those in an Index, and performance of the Fund will differ.

--------------------------------------------------------------------------------
DLB FIXED INCOME FUND
--------------------------------------------------------------------------------

FUND INVESTMENT OBJECTIVE
The DLB Fixed Income Fund seeks to achieve a high level of current income consistent with preservation of capital through investment in a portfolio of fixed income securities.


--------------------------------------------------------------------------------

FUND FACTS
as of April 30, 2004

INCEPTION DATE: July 25, 1995

BENCHMARK:
    Lehman Brothers
    Aggregate Bond Index(R)

MANAGER TENURE:
Ms. Wilson Kibbe:
    October 21, 1999
Mr. Nagle:
    Since Inception

TOTAL ASSETS: $19.6 million

TICKER SYMBOL: DLBFX

NET EXPENSE RATIO*: 0.55%

CUSIP #: 232941104

PORTFOLIO MANAGERS
Mary Wilson Kibbe
Managing Director

David L. Babson & Company-
    Since 1999
MassMutual Life Insurance
    Company-17 years

David L. Nagle, CFA
Managing Director
David L. Babson & Company-
    Since 1986

* "Net Expense Ratio" reflects the Fund's annualized expenses after the effect of an expense limitation agreement between the Fund and its Manager. Without this limitation, the annualized Total Expense Ratio would have been 1.01%.

--------------------------------------------------------------------------------

Fund Performance

The DLB Fixed Income Fund's net return for the six-month period ended April 30, 2004 (the "Reporting Period") was +0.97%, underperforming its benchmark, the Lehman Brothers Aggregate Bond Index, which returned +1.25% for the same time period.

MARKET HIGHLIGHTS
Interest rates were slightly higher over the period. The short end of the yield curve was particularly negatively impacted with 2 and 3-year note yields increasing by 46 and 47 basis points respectively. Thirty-year bonds only rose by 9 basis points over the period. Although the Federal Reserve remained on hold, it became clear over the past six months that the economy was rebounding, that employment was picking up, and that the Fed would be raising rates in the near term.

In late January, we saw a dramatic spike in yields, due to the Federal Open Markets Committee's (FOMC) January statement. In previous months the FOMC had signaled that it remained staunchly committed to leaving rates unchanged for the foreseeable future. In its March statement, however, it removed a reference to maintaining this policy for "a considerable period," instead stating that it could remain "patient." The April 2nd employment report, which was released as this report is being written, further served to confirm that the U.S. economy is gaining momentum. The addition of 308,000 jobs coupled with strong upward revisions for the previous month's employment numbers suggest that the Federal Reserve may not remain on the sidelines for much longer.

PORTFOLIO HIGHLIGHTS
The Lehman Aggregate(R) earned excess returns of 0.41% over Treasuries this sixmonth period. Manufactured Housing assetbacked securities and Industrials led the way with excess returns of 1.43% and 1.22% respectively. Mortgage-backed securities turned in a respectable performance of 38 basis points over Treasuries.

The biggest contributing factors to the underperformance versus the benchmark were the Fund's overweight in lower-rated corporates, and an underweight in mortgagebacked securities. Mortgages performed strongly, particularly in the first two months of the second quarter.

TOTAL RETURNS (%)
FOR PERIODS ENDED 4/30/04

                                                      Since
                     6 Months   1 Year     5 Years  Inception
                     11/1/03-   5/1/03-    5/1/99-   7/25/95-
                     4/30/04   4/30/04    4/30/04    4/30/04
------------------------------------------------------------

DLB FIXED             0.97        1.82       5.55       6.24
INCOME FUND

LEHMAN                1.25        1.82       6.66       7.06
BROTHERS AGGREGATE BOND INDEX(R)

Periods over one year are annualized.


Growth of a $100,000 Investment

Cumulative Total Return Since Inception 7/25/95


                   [PLOT POINTS FOR LINE GRAPH APPEAR BELOW]

                                Lehman                                        Lehman
                                Brothers                                      Brothers
               DLB Fixed       Aggregate                     DLB Fixed       Aggregate
                 Income       Bond Index(R)                    Income       Bond Index(R)
                 ------       -------------                    ------       -------------
7/24/1995     $100,000.00     $100,000.00     31-Dec-99     $127,925.06     $130,881.48
31-Jul-95     $100,100.00     $100,284.65     31-Jan-00     $127,666.89     $130,452.93
31-Aug-95     $101,500.00     $101,494.96     29-Feb-00     $128,829.32     $132,030.57
30-Sep-95     $102,400.00     $102,482.36     31-Mar-00     $130,776.93     $133,769.91
31-Oct-95     $103,600.00     $103,815.12     30-Apr-00     $129,993.84     $133,386.88
30-Nov-95     $105,100.00     $105,370.78     31-May-00     $129,208.80     $133,325.65
31-Dec-95     $106,447.70     $106,849.52     30-Jun-00     $132,241.92     $136,099.47
31-Jan-96     $107,381.45     $107,559.07     31-Jul-00     $133,301.97     $137,334.90
29-Feb-96     $106,343.95     $105,689.45     31-Aug-00     $135,169.79     $139,325.40
31-Mar-96     $105,513.95     $104,954.78     30-Sep-00     $136,107.94     $140,201.34
30-Apr-96     $104,995.20     $104,364.54     31-Oct-00     $136,510.75     $141,129.10
31-May-96     $104,787.70     $104,152.61     30-Nov-00     $139,089.21     $143,436.68
30-Jun-96     $105,825.20     $105,551.30     31-Dec-00     $141,632.98     $146,097.49
31-Jul-96     $106,032.70     $105,840.14     31-Jan-01     $143,973.26     $148,486.72
31-Aug-96     $105,928.95     $105,662.75     28-Feb-01     $145,078.61     $149,780.22
30-Sep-96     $107,588.95     $107,504.13     31-Mar-01     $145,911.60     $150,532.15
31-Oct-96     $109,767.71     $109,885.50     30-Apr-01     $144,521.17     $149,907.38
30-Nov-96     $111,531.46     $111,767.68     31-May-01     $145,362.23     $150,811.58
31-Dec-96     $110,381.91     $110,728.48     30-Jun-01     $145,781.67     $151,381.41
31-Jan-97     $110,818.63     $111,067.56     31-Jul-01     $149,018.95     $154,765.89
28-Feb-97     $111,036.99     $111,343.83     31-Aug-01     $150,432.53     $156,538.18
31-Mar-97     $109,836.00     $110,109.98     30-Sep-01     $151,713.41     $158,362.28
30-Apr-97     $111,364.54     $111,758.26     31-Oct-01     $154,718.06     $161,676.12
31-May-97     $112,347.16     $112,814.73     30-Nov-01     $152,852.25     $159,447.00
30-Jun-97     $113,766.52     $114,153.77     31-Dec-01     $151,896.91     $158,434.49
31-Jul-97     $116,496.04     $117,232.13     31-Jan-02     $152,619.95     $159,716.54
31-Aug-97     $115,622.59     $116,232.17     28-Feb-02     $154,074.17     $161,264.26
30-Sep-97     $117,260.30     $117,946.38     31-Mar-02     $151,150.56     $158,582.07
31-Oct-97     $118,898.02     $119,657.46     30-Apr-02     $153,208.46     $161,657.49
30-Nov-97     $119,116.38     $120,208.46     31-May-02     $154,684.46     $163,030.81
31-Dec-97     $120,344.30     $121,418.77     30-Jun-02     $154,091.80     $164,441.18
31-Jan-98     $121,932.25     $122,977.58     31-Jul-02     $155,435.32     $166,424.73
28-Feb-98     $121,818.83     $122,884.96     31-Aug-02     $157,231.10     $169,234.24
31-Mar-98     $122,272.53     $123,307.23     30-Sep-02     $160,237.40     $171,975.69
30-Apr-98     $122,839.65     $123,950.84     31-Oct-02     $159,183.38     $171,191.65
31-May-98     $123,860.48     $125,126.63     30-Nov-02     $159,790.94     $171,146.47
30-Jun-98     $124,881.31     $126,187.80     31-Dec-02     $162,817.22     $174,681.26
31-Jul-98     $125,078.13     $126,456.24     31-Jan-03     $163,277.30     $174,830.61
31-Aug-98     $126,487.46     $128,514.23     28-Feb-03     $165,276.85     $177,250.80
30-Sep-98     $129,909.23     $131,523.53     31-Mar-03     $165,278.58     $177,113.71
31-Oct-98     $128,960.98     $130,828.11     30-Apr-03     $166,983.20     $178,575.59
30-Nov-98     $129,556.37     $131,570.62     31-May-03     $170,089.30     $181,905.11
31-Dec-98     $130,024.84     $131,966.21     30-Jun-03     $169,934.83     $181,543.75
31-Jan-99     $130,996.53     $132,908.08     31-Jul-03     $163,977.83     $175,440.21
28-Feb-99     $128,562.12     $130,587.93     31-Aug-03     $165,392.05     $176,604.57
31-Mar-99     $129,539.08     $131,311.61     30-Sep-03     $169,660.14     $181,279.14
30-Apr-99     $129,782.10     $131,727.61     31-Oct-03     $168,392.86     $179,589.64
31-May-99     $128,301.70     $130,573.80     30-Nov-03     $168,709.37     $180,019.07
30-Jun-99     $127,809.49     $130,157.81     31-Dec-03     $170,212.20     $181,850.96
31-Jul-99     $127,221.70     $129,603.67     31-Jan-04     $171,659.97     $183,314.34
31-Aug-99     $127,095.25     $129,537.74     28-Feb-04     $173,112.89     $185,297.87
30-Sep-99     $128,481.31     $131,041.61     31-Mar-04     $174,409.01     $186,686.78
31-Oct-99     $128,611.54     $131,525.10     30-Apr-04     $170,025.36     $181,828.80
30-Nov-99     $128,612.17     $131,515.68

The Disclosure Statement below is an integral part of this presentation and should be read carefully. Past performance is no guarantee of future results.
--------------------------------------------------------------------------------

TOP 10 HOLDINGS, April 30, 2004
                                       % of Fund Assets

U.S. Treasury Bond, 6.125%, 2029             5.30

Government National Mortgage Assoc.,         4.96
    5%, 2034

U.S. Treasury Note, 3.875%, 2013             2.75

J.P. Morgan Commercial Mortgage              2.24

Finance Corporation 1999-C7 A2,
    6.507%, 2035

Federal Home Loan Mortgage Corp.,            1.93
    4.5%, 2018

BP Capital Markets PLC, 2.75%, 2006          1.66

Federal National Mortgage Association,       1.52
    5.5%, 2017

Gov't National Mortgage Association,         1.41
    5%, 2033

Merrill Lynch & Co., Inc. MTN Series B,      1.14
    2.94%, 2006

General Mills, Inc., 2.625%, 2006            1.13

Total                                       24.04

QUALITY BREAKDOWNS (%), April 30, 2004
                                     % of Fund Holdings

Treasury                                      8.3

Agency                                       24.0

AAA                                          19.5

AA                                            5.4

A                                            17.2

BBB                                          23.9

Below BBB                                     1.2

Not Rated                                     0.5

Note: Portfolio Holdings and Quality Breakdowns are subject to change
--------------------------------------------------------------------------------

DISCLOSURE STATEMENT
PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN, PRINCIPAL VALUE AND SHARE PRICE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. Performance returns shown for the Fund assume the reinvestment of dividends at net asset value, do not account for taxes payable on reinvested dividends, and do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of Fund shares. They also reflect an expense limitation in effect during the periods shown, without which the Fund's returns would have been lower.

The views expressed in this report are those of the Fund's management only for the period of this report as stated on the front cover, and are subject to change. They are not intended as investment advice, nor are they intended to predict performance of the securities markets or the Fund.

The Fund's benchmark index is the Lehman Brothers Aggregate Bond Index(R), an unmanaged index with index components for government and corporate securities, mortgage pass-through securities and asset backed securities. Performance measures for indices assume reinvestment of all distributions, and do not account for fees and taxes. Indices do not incur expenses, and cannot be purchased directly by investors. Securities holdings and their weightings in the Fund do not match those in an Index, and performance of the Fund will differ.

--------------------------------------------------------------------------------
DLB HIGH YIELD FUND
--------------------------------------------------------------------------------

FUND INVESTMENT OBJECTIVE
The DLB High Yield Fund seeks to achieve a high level of total return, with an emphasis on current income, by investing primarily in high yield debt and related securities.


--------------------------------------------------------------------------------

FUND FACTS
as of April 30, 2004

INCEPTION DATE:
    September 5, 2000

BENCHMARK:
    Lehman Brothers US
    Corporate High Yield(R)

MANAGER TENURE:
    Since Inception

TOTAL ASSETS: $63.3 million

TICKER SYMBOL: DLHYX

NET EXPENSE RATIO*: 0.75%

CUSIP #: 232941864

PORTFOLIO MANAGERS
Clifford M. Noreen
Managing Director
David L. Babson & Company-
    Since 2000
MassMutual Life Insurance
    Company-15 years


Jill A. Fields
Managing Director
David L. Babson & Company-
    Since 2000
MassMutual Life Insurance
    Company-3 years

* "Net Expense Ratio" reflects the Fund's annualized expenses after the effect of an expense limitation agreement between the Fund and its Manager. Without this limitation, the annualized Total Expense Ratio would have been 0.78%.
--------------------------------------------------------------------------------

FUND PERFORMANCE
The DLB High Yield Fund returned +6.23% for the six-month period ended April 30, 2004 (the "Reporting Period"), outperforming its benchmark, the Lehman Brothers U.S. Corporate High Yield Index(R), which returned +5.52% for the same time period.

MARKET HIGHLIGHTS
Interest rates were slightly higher over the Reporting Period. The short end of the yield curve was particularly negatively impacted with two and three year note yields increasing by 46 and 47 basis points, respectively. Thirty year bonds rose by nine basis points over the Reporting Period. Although the Federal Reserve remained on hold, it became clear over the past six months that the economy was rebounding, that employment was picking up, and that the Fed would be raising rates in the near term.

In late January, we saw a dramatic spike in yields, due to the Federal Open Markets Committee's ("FOMC") January statement. In previous months, the FOMC had signaled that it remained staunchly committed to leaving rates unchanged for the foreseeable future. In its March statement, however, it removed a reference to maintaining this policy for a "considerable period," instead stating that it could remain "patient." The April 2nd employment report, which was released as this report is being written, further served to confirm that the U.S. economy is gaining momentum. The addition of 308,000 jobs coupled with strong upward revisions for the previous month's employment numbers suggest that the Federal Reserve may not remain on the sidelines for much longer.

High yield performed well over the period. In fact, 2003 was a stellar year for high yield. For the six months ending April 30, 2004, high yield earned excess returns of 4.84%. versus Treasuries. In general, lower quality sectors outperformed versus high quality.

PORTFOLIO HIGHLIGHTS
The Fund's strong performance for the Reporting Period is largely attributed to security selection and an over-weight of mid-tier high yield securities. Investments in the automotive, gaming, consumer products, and wireless sectors were the biggest contributors to the Fund's performance. However, certain investments in the Utility, Airline and healthcare sectors detracted from performance during the first quarter of 2004.

Total Returns (%)
for periods ended 4/30/04

                                           Since
                     6 Months   1 Year   Inception
                     11/1/03-   5/1/03-   9/5/00-
                     4/30/04   4/30/04   4/30/04
--------------------------------------------------

DLB HIGH YIELD        6.23       18.06       9.51

LEHMAN                5.52       15.00       6.90
BROTHERS US
CORPORATE HIGH YIELD INDEX(R)

Periods over one year are annualized.


Growth of a $100,000 Investment

Cumulative Total Return Since Inception 9/5/00


                   [PLOT POINTS FOR LINE GRAPH APPEAR BELOW]

                                  Lehman                                         Lehman
                                 Brothers                                       Brothers
                   DLB        US Corp. High                       DLB        US Corp. High
                High Yield    Yield Index(R)                   High Yield    Yield Index(R)
                ----------    --------------                   ----------    --------------
  9/4/2000     $100,000.00     $100,000.00      7/31/2002     $ 97,307.83     $ 89,821.93
 9/30/2000     $ 99,799.40     $ 98,939.39      8/31/2002     $ 99,182.78     $ 92,383.00
10/31/2000     $ 99,702.16     $ 95,770.26      9/30/2002     $ 98,945.78     $ 91,169.81
11/30/2000     $ 95,860.05     $ 91,977.45     10/31/2002     $ 98,594.62     $ 90,375.04
12/31/2000     $ 98,943.01     $ 93,754.20     11/30/2002     $103,847.46     $ 95,972.45
 1/31/2001     $105,090.96     $100,777.78     12/31/2002     $105,198.73     $ 97,314.52
 2/28/2001     $103,858.73     $102,119.41      1/31/2003     $107,507.61     $100,553.93
 3/31/2001     $100,638.25     $ 99,715.36      2/28/2003     $109,224.07     $101,794.96
 4/30/2001     $ 98,860.66     $ 98,473.46      3/31/2003     $111,563.70     $104,722.11
 5/31/2001     $ 99,071.34     $100,246.57      4/30/2003     $118,029.53     $110,936.46
 6/30/2001     $ 97,585.43     $ 97,434.60      5/31/2003     $120,160.48     $112,081.62
 7/31/2001     $ 98,656.38     $ 98,868.69      6/30/2003     $123,939.11     $115,306.19
 8/31/2001     $ 99,085.90     $100,034.45      7/31/2003     $123,297.77     $114,037.76
 9/30/2001     $ 95,291.59     $ 93,311.82      8/31/2003     $125,219.08     $115,348.67
10/31/2001     $ 98,125.62     $ 95,619.78      9/30/2003     $128,827.25     $118,501.96
11/30/2001     $101,310.11     $ 99,108.01     10/31/2003     $131,165.49     $120,895.08
12/31/2001     $100,636.88     $ 98,703.70     11/30/2003     $133,253.70     $122,728.74
 1/31/2002     $101,646.12     $ 99,391.64     12/31/2003     $136,555.26     $125,506.87
 2/28/2002     $101,081.91     $ 98,004.78      1/31/2004     $138,805.38     $127,902.98
 3/31/2002     $103,237.42     $100,362.30      2/28/2004     $138,673.08     $127,581.02
 4/30/2002     $103,924.78     $101,927.16      3/31/2004     $139,477.76     $128,448.44
 5/31/2002     $104,500.22     $101,400.67      4/30/2004     $139,342.74     $127,574.00
 6/30/2002     $100,449.82     $ 93,925.41

The Disclosure Statement below is an integral part of this presentation and should be read carefully. Past performance is no guarantee of future results.
--------------------------------------------------------------------------------

TOP 10 HOLDINGS, April 30, 2004
                                       % of Fund Assets

Special Devices, Inc. Series B,              2.84
    11.375%, 2008

AES Corporation, 8.875%, 2011                2.07

AEP Industries, Inc., 9.875%, 2007           1.95

Prestolite Electric, Inc., 9.625%, 2008      1.62

Collins & Aikman Products, 11.5%, 2006       1.60

Tenneco Automotive, Inc. Series B,           1.56
    11.625%, 2009

Sea Containers Ltd., 10.5%, 2012             1.55

GFSI, Inc. Series B, 9.625%, 2007            1.53

EchoStar DBS Corporation 144A,               1.48
    6.375%, 2011

Tenet Healthcare Corporation,                1.43
    7.375%, 2013

Total                                       17.63

QUALITY WEIGHTINGS (%), April 30, 2004
                                      % of Fund Holdings

BAA                                           0.6

BA                                           15.7

B                                            67.6

CAA                                          14.3

CA                                            1.6

Not Rated                                     0.2

Note: Portfolio Holdings and Quality Weightings are subject to change

--------------------------------------------------------------------------------

DISCLOSURE STATEMENT
PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN, PRINCIPAL VALUE AND SHARE PRICE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. Performance returns shown for the Fund assume the reinvestment of dividends at net asset value, do not account for taxes payable on reinvested dividends, and do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of Fund shares. They also reflect an expense limitation in effect during the periods shown, without which the Fund's returns would have been lower.

The views expressed in this report are those of the Fund's management only for the period of this report as stated on the front cover, and are subject to change. They are not intended as investment advice, nor are they intended to predict performance of the securities markets or the Fund.

The Fund invests in lower-rated, higher-yielding securities which pose a greater risk to principal and interest than investments in higher-rated, investment-grade securities.

The Fund's benchmark index is the Lehman Brothers U.S. Corporate High Yield Index(R) covers the universe of fixed rate, non-investment grade debt. Pay-in-kind (PIK) bonds, Eurobonds, and debt issues from countries designated as emerging markets (e.g., Argentina, Brazil, Venezuela, etc.) are excluded, but Canadian and global bonds (SEC registered) of issuers in non-EMG countries are included. Original issue zeroes, step-up coupon structures, and 144-As are also included. The index includes both corporate and non-corporate sectors. Performance measures for indices assume reinvestment of all distributions, and do not account for fees and taxes. Indices do not incur expenses, and cannot be purchased directly by investors. Securities holdings and their weightings in the Fund do not match those in an Index, and performance of the Fund will differ.

This report and the Fund Financial Statements contained herein are submitted for the general information of the shareholders of The DLB Fund Group. The report is not intended for distribution to prospective investors unless preceded or accompanied by a current Prospectus.

The Prospectus contains more information about a Fund's principal investment objectives, risks, and charges and expenses, which should be considered carefully before investing. Market volatility can affect performance of a Fund, and current performance of a Fund may be lower or higher than performance shown for each Fund in this Report. The Prospectus, which should be read carefully before investing, may be obtained free of charge by writing to The DLB Fund Group Coordinator, c/o David L. Babson & Company Inc., One Memorial Drive, Cambridge, MA 02142, or calling, toll-free, 877-766-0014.

The Trustees of the DLB Fund Group have delegated proxy voting responsibilities relating to the voting of securities held by the Funds of the Trust to David L. Babson & Company Inc. A description of these proxy voting policies and procedures is available (i) without charge, and upon request, by calling, toll free, 877-766-0014, and (ii) on the Security and Exchange Commission's website at http://www.sec.gov.

Additional information about the Funds, including certain information regarding the portfolio holdings of a Fund and more recent performance returns, may be obtained free of charge by writing to The DLB Fund Group Coordinator, c/o David
L. Babson & Company Inc., One Memorial Drive, Cambridge, MA 02142, or calling, toll-free, 877-766-0014.
















                         Babson Securities Corporation
                    One Memorial Drive, Cambridge, MA 02142
                                   April 2004

DLB CORE GROWTH FUND

PORTFOLIO OF INVESTMENTS  (UNAUDITED)
APRIL 30, 2004

----------------------------------------------------------------------------------------------------------------------------------

     COMMON STOCKS - 96.0%

                  ISSUER                                                                               SHARES             VALUE
     BANKING - 3.9%
     Citigroup, Inc.                                                                                      51,633      $  2,483,031
     Freddie Mac                                                                                           9,300           543,120
                                                                                                                      ------------
                                                                                                                         3,026,151
                                                                                                                      ------------
     BEVERAGES, FOOD & TOBACCO - 3.6%
     Anheuser-Busch Companies, Inc.                                                                       22,400         1,147,776
     PepsiCo, Inc.                                                                                        29,300         1,596,557
                                                                                                                      ------------
                                                                                                                         2,744,333
                                                                                                                      ------------
     CHEMICALS & PLASTICS - 1.2%
     Air Products & Chemicals, Inc.                                                                       18,800           936,428
                                                                                                                      ------------

     COSMETICS & PERSONAL CARE - 3.6%
     Gillette Company (The)                                                                               36,600         1,497,672
     Procter & Gamble Company                                                                             12,200         1,290,150
                                                                                                                      ------------
                                                                                                                         2,787,822
                                                                                                                      ------------
     DATA PROCESSING & PREPARATION - 3.7%
     Automatic Data Processing, Inc.                                                                      34,100         1,493,921
     Fiserv, Inc. (*)                                                                                     37,400         1,367,344
                                                                                                                      ------------
                                                                                                                         2,861,265
                                                                                                                      ------------
     ELECTRICAL EQUIPMENT - 1.7%
     General Electric Company                                                                             42,500         1,272,875
                                                                                                                      ------------

     ELECTRONICS - 2.1%
     Microchip Technology, Inc.                                                                           33,000           924,660
     Molex, Inc. (+)                                                                                      21,900           652,182
                                                                                                                      ------------
                                                                                                                         1,576,842
                                                                                                                      ------------
     ELECTRONICS/SEMICONDUCTORS - 9.9%
     Analog Devices, Inc.                                                                                 57,300         2,440,980
     Linear Technology Corporation                                                                        71,200         2,536,856
     Maxim Integrated Products, Inc.                                                                      57,300         2,635,227
                                                                                                                      ------------
                                                                                                                         7,613,063
                                                                                                                      ------------
     FINANCIAL SERVICES - 6.9%
     American Express Company                                                                             24,200         1,184,590
     Berkshire Hathaway, Inc. Cl. B (*)                                                                      800         2,495,200
     SLM Corporation                                                                                      41,800         1,601,358
                                                                                                                      ------------
                                                                                                                         5,281,148
                                                                                                                      ------------
     INSURANCE - 5.4%
     AFLAC, Inc.                                                                                          39,100         1,651,193
     American International Group, Inc.                                                                   34,587         2,478,158
                                                                                                                      ------------
                                                                                                                         4,129,351
                                                                                                                      ------------
     MANUFACTURING - 2.3%
     3M Company                                                                                           20,100         1,738,248
                                                                                                                      ------------

     MEDIA - BROADCASTING & PUBLISHING - 4.8%
     Clear Channel Communication, Inc.                                                                    34,600         1,435,554
     New York Times Company Cl. A                                                                          7,900           361,899
     Viacom, Inc. Cl. A                                                                                   47,400         1,856,184
                                                                                                                      ------------
                                                                                                                         3,653,637
                                                                                                                      ------------

DLB CORE GROWTH FUND

PORTFOLIO OF INVESTMENTS  (UNAUDITED) CONTINUED
APRIL 30, 2004

----------------------------------------------------------------------------------------------------------------------------------

                  ISSUER                                                                               SHARES             VALUE
     MEDICAL SUPPLIES - 8.5%
     Medtronic, Inc.                                                                                      47,900      $  2,417,034
     Stryker Corporation                                                                                  17,300         1,711,489
     Zimmer Holdings, Inc. (*)                                                                            30,200         2,411,470
                                                                                                                      ------------
                                                                                                                         6,539,993
                                                                                                                      ------------
     NATIONAL COMMERCIAL BANKS - 1.5%
     Wells Fargo & Company                                                                                19,800         1,117,908
                                                                                                                      ------------

     OIL & GAS - 6.7%
     BP PLC Sponsored ADR (United Kingdom)                                                                47,700         2,523,330
     Exxon Mobil Corporation                                                                              62,194         2,646,355
                                                                                                                      ------------
                                                                                                                         5,169,685
                                                                                                                      ------------
     PHARMACEUTICALS - 8.9%
     Amgen, Inc. (*)                                                                                      46,400         2,610,928
     Johnson & Johnson                                                                                    36,300         1,961,289
     Pfizer, Inc.                                                                                         63,400         2,267,184
                                                                                                                      ------------
                                                                                                                         6,839,401
                                                                                                                      ------------
     RETAILERS - 7.9%
     Bed Bath & Beyond, Inc. (*)                                                                          42,200         1,566,464
     Walgreen Company                                                                                     58,900         2,030,872
     Wal-Mart Stores, Inc.                                                                                42,600         2,428,200
                                                                                                                      ------------
                                                                                                                         6,025,536
                                                                                                                      ------------
     SOFTWARE - 6.0%
     Microsoft Corporation                                                                                93,800         2,435,986
     Symantec Corporation (*)(+)                                                                          47,600         2,144,380
                                                                                                                      ------------
                                                                                                                         4,580,366
                                                                                                                      ------------
     STATE COMMERCIAL BANKS - 0.5%
     Fifth Third Bancorp                                                                                   6,700           359,522
                                                                                                                      ------------

     TELEPHONE SYSTEMS - 2.1%
     Vodafone Group PLC Sponsored ADR (United Kingdom)(+)                                                 66,400         1,629,456
                                                                                                                      ------------

     TRANSPORTATION - 4.8%
     Expeditors International Washington, Inc.                                                            52,500         2,109,975
     United Parcel Service, Inc. Cl. B                                                                    21,900         1,536,285
                                                                                                                      ------------
                                                                                                                         3,646,260
                                                                                                                      ------------

     TOTAL COMMON STOCKS (identified cost, $66,173,545)                                                                 73,529,290

                                                                                                       PRINCIPAL
                                                                                                   AMOUNT/SHARES
     SECURITY LENDING COLLATERAL - 2.0%
     Bank Of Montreal, 1.02%, due 05/21/04                                                          $    483,461           483,461
     Credit Agricole Indosuez Bank, 1.02%, due 05/12/04                                                  297,695           297,695
     Den Danske Bank, 1.02%, due 05/18/04                                                                124,039           124,039
     Goldman Sachs Financial Square Prime Obligations Money Market Fund                                  297,694           297,694
     Merrill Lynch Premier Institutional Money Market Fund                                                15,847            15,847
     Merrimac Money Market Fund                                                                          173,655           173,655
     Morgan Stanley Dean Witter & Company, 1.08%, due 05/03/04                                           124,039           124,039
                                                                                                                      ------------

     TOTAL SECURITY LENDING COLLATERAL (identified cost, $1,516,430)                                                     1,516,430

24

DLB CORE GROWTH FUND

PORTFOLIO OF INVESTMENTS  (UNAUDITED) CONTINUED
APRIL 30, 2004

----------------------------------------------------------------------------------------------------------------------------------

                                                                                                      PRINCIPAL
                                                                                                       AMOUNT             VALUE
     REPURCHASE AGREEMENT - 4.0%
     Investors Bank & Trust Repurchase Agreement, 0.71%, dated 04/30/04, $3,071,076 due on
       05/03/04 (secured with Federal Government Agency, 4.875%, due on 04/25/26, with value of
       $3,224,439), at cost                                                                         $  3,070,894      $  3,070,894
                                                                                                                      ------------

     TOTAL INVESTMENTS (identified cost, $70,760,869)                                                                   78,116,614

     Other assets, less liabilities - (2.0%)                                                                            (1,536,301)
                                                                                                                      ------------

     NET ASSETS - 100%                                                                                                $ 76,580,313
                                                                                                                      ============

  ADR   American Depository Receipt
  (*)   Non-income producing security
  (+)   Denotes all or a portion of security on loan

See notes to financial statements.

DLB VALUE FUND

PORTFOLIO OF INVESTMENTS  (UNAUDITED)
APRIL 30, 2004

----------------------------------------------------------------------------------------------------------------------------------

     COMMON STOCKS - 97.4%

                  ISSUER                                                                               SHARES             VALUE
     AEROSPACE & DEFENSE - 1.8%
     Lockheed Martin Corporation                                                                          22,850      $  1,089,945
                                                                                                                      ------------

     APPAREL RETAILERS - 2.9%
     Limited Brands, Inc.                                                                                 84,710         1,748,414
                                                                                                                      ------------

     BANKING - 6.2%
     Citigroup, Inc.                                                                                      45,328         2,179,824
     Freddie Mac                                                                                          27,900         1,629,360
                                                                                                                      ------------
                                                                                                                         3,809,184
                                                                                                                      ------------
     BEVERAGES, FOOD & TOBACCO - 7.6%
     Diageo PLC ADR (United Kingdom)(+)                                                                   34,260         1,867,170
     H.J. Heinz Company                                                                                   41,620         1,589,468
     Kellogg Company                                                                                      28,440         1,220,076
                                                                                                                      ------------
                                                                                                                         4,676,714
                                                                                                                      ------------
     CHEMICALS & PLASTICS - 4.9%
     Dow Chemical Company (The)                                                                           30,120         1,195,463
     PPG Industries, Inc.                                                                                 30,710         1,821,410
                                                                                                                      ------------
                                                                                                                         3,016,873
                                                                                                                      ------------
     COMMERCIAL SERVICES - 2.2%
     Waste Management, Inc.                                                                               47,920         1,360,928
                                                                                                                      ------------

     COMPUTERS & INFORMATION - 4.4%
     Apple Computer, Inc. (*)                                                                             55,900         1,438,307
     International Business Machines Corporation                                                          14,050         1,238,788
                                                                                                                      ------------
                                                                                                                         2,677,095
                                                                                                                      ------------
     DATA PROCESSING & PREPARATION - 0.9%
     Automatic Data Processing, Inc.                                                                      12,590           551,568
                                                                                                                      ------------

     ELECTRIC UTILITIES - 4.3%
     Entergy Corporation                                                                                  20,860         1,138,956
     Exelon Corporation                                                                                   13,790           923,103
     NSTAR                                                                                                11,930           577,412
                                                                                                                      ------------
                                                                                                                         2,639,471
                                                                                                                      ------------
     ELECTRONICS - 2.8%
     Rockwell Collins, Inc. (+)                                                                           53,630         1,729,567
                                                                                                                      ------------

     ENTERTAINMENT & LEISURE - 3.4%
     Eastman Kodak Company (+)                                                                            44,500         1,147,655
     Walt Disney Company (The)                                                                            40,640           935,939
                                                                                                                      ------------
                                                                                                                         2,083,594
                                                                                                                      ------------
     FINANCIAL SERVICES - 7.7%
     American Express Company                                                                             29,010         1,420,039
     Morgan Stanley                                                                                       22,990         1,181,456
     SLM Corporation                                                                                      29,470         1,128,996
     Student Loan Corporation                                                                              6,780           960,048
                                                                                                                      ------------
                                                                                                                         4,690,539
                                                                                                                      ------------
     FOREST PRODUCTS & PAPER - 3.0%
     Weyerhaeuser Company                                                                                 31,030         1,836,976
                                                                                                                      ------------

26

DLB VALUE FUND

PORTFOLIO OF INVESTMENTS  (UNAUDITED) CONTINUED
APRIL 30, 2004

----------------------------------------------------------------------------------------------------------------------------------

                  ISSUER                                                                               SHARES             VALUE
     HEAVY MACHINERY - 1.3%
     Parker-Hannifin Corporation                                                                          14,430      $    797,835
                                                                                                                      ------------

     INSURANCE - 10.1%
     AFLAC, Inc.                                                                                          20,820           879,229
     Allstate Corporation (The)                                                                           27,800         1,276,020
     American International Group, Inc.                                                                   30,120         2,158,098
     Everest Re Group Ltd.                                                                                 8,800           749,584
     Radian Group, Inc.                                                                                   24,160         1,123,682
                                                                                                                      ------------
                                                                                                                         6,186,613
                                                                                                                      ------------
     MANUFACTURING - 0.5%
     Tyco International Ltd. (Bermuda)                                                                    11,000           301,950
                                                                                                                      ------------

     MEDIA - BROADCASTING & PUBLISHING - 2.5%
     Gannett Company, Inc.                                                                                17,880         1,549,838
                                                                                                                      ------------

     NATIONAL COMMERCIAL BANKS - 5.3%
     Bank of America Corporation                                                                          16,380         1,318,426
     National City Corporation                                                                             8,420           291,921
     Wells Fargo & Company                                                                                28,310         1,598,383
                                                                                                                      ------------
                                                                                                                         3,208,730
                                                                                                                      ------------
     OIL & GAS - 8.8%
     BOC Group PLC Sponsored ADR (United Kingdom)(+)                                                      23,300           763,308
     BP PLC Sponsored ADR (United Kingdom)                                                                28,326         1,498,445
     Exxon Mobil Corporation                                                                              47,510         2,021,551
     Occidental Petroleum Corporation                                                                     13,300           627,760
     Royal Dutch Petroleum Company - N.Y. Reg. (Netherlands)(+)                                            9,880           480,761
                                                                                                                      ------------
                                                                                                                         5,391,825
                                                                                                                      ------------
     PHARMACEUTICALS - 4.7%
     Bristol-Myers Squibb Company                                                                         46,500         1,167,150
     Pfizer, Inc.                                                                                         47,820         1,710,043
                                                                                                                      ------------
                                                                                                                         2,877,193
                                                                                                                      ------------
     PREPACKAGED SOFTWARE - 1.0%
     Microsoft Corporation                                                                                24,100           625,877
                                                                                                                      ------------

     RESTAURANTS - 3.0%
     McDonald's Corporation                                                                               68,180         1,856,541
                                                                                                                      ------------

     RETAILERS - 1.1%
     Rite Aid Corporation (*)                                                                            134,350           658,315
                                                                                                                      ------------

     STATE COMMERCIAL BANKS - 1.2%
     Fifth Third Bancorp                                                                                  13,650           732,459
                                                                                                                      ------------

     TELEPHONE SYSTEMS - 3.6%
     BCE, Inc. (Canada)                                                                                   23,350           465,599
     Verizon Communications, Inc.                                                                         45,100         1,702,074
                                                                                                                      ------------
                                                                                                                         2,167,673
                                                                                                                      ------------
     TRANSPORTATION - 2.2%
     Union Pacific Corporation                                                                            23,100         1,361,283
                                                                                                                      ------------

     TOTAL COMMON STOCKS (identified cost, $48,001,201)                                                                 59,627,000

DLB VALUE FUND

PORTFOLIO OF INVESTMENTS  (UNAUDITED) CONTINUED
APRIL 30, 2004

----------------------------------------------------------------------------------------------------------------------------------

                                                                                                       PRINCIPAL
                                                                                                   AMOUNT/SHARES          VALUE
     SECURITY LENDING COLLATERAL - 8.7%
     Bank Of Montreal, 1.02%, due 05/21/04                                                          $  1,690,921      $  1,690,921
     Credit Agricole Indosuez Bank, 1.02%, due 05/12/04                                                1,041,195         1,041,195
     Den Danske Bank, 1.02%, due 05/18/04                                                                433,831           433,831
     Goldman Sachs Financial Square Prime Obligations Money Market Fund                                1,041,194         1,041,194
     Merrill Lynch Premier Institutional Money Market Fund                                                55,425            55,425
     Merrimac Money Market Fund                                                                          607,363           607,363
     Morgan Stanley Dean Witter & Company, 1.08%, due 05/03/04                                           433,831           433,831
                                                                                                                      ------------

     TOTAL SECURITY LENDING COLLATERAL (identified cost, $5,303,760)                                                     5,303,760

     REPURCHASE AGREEMENT - 3.0%
     Investors Bank & Trust Repurchase Agreement, 0.71% dated 04/30/04, $1,854,114 due on
       05/03/04 (secured by Federal Government Agency, 3.375%, due on 07/25/26, with value of
       $1,946,705), at cost                                                                            1,854,005         1,854,005
                                                                                                                      ------------

     TOTAL INVESTMENTS (identified cost, $55,158,966)                                                                   66,784,765

     Other assets, less liabilities - (9.1%)                                                                            (5,582,446)
                                                                                                                      ------------

     NET ASSETS - 100%                                                                                                $ 61,202,319
                                                                                                                      ============

  ADR   American Depository Receipt
  (*)   Non-income producing security
  (+)   Denotes all or a portion of security on loan

See notes to financial statements.

DLB ENHANCED INDEX CORE EQUITY FUND

PORTFOLIO OF INVESTMENTS  (UNAUDITED)
APRIL 30, 2004

----------------------------------------------------------------------------------------------------------------------------------

     COMMON STOCKS - 98.9%

                  ISSUER                                                                               SHARES             VALUE
     ADVERTISING - 0.1%
     Monster Worldwide, Inc. (*)(+)                                                                          200      $      5,122
     Omnicom Group, Inc.                                                                                     200            15,902
                                                                                                                      ------------
                                                                                                                            21,024
                                                                                                                      ------------
     AEROSPACE & DEFENSE - 1.7%
     Boeing Company (The)                                                                                  3,700           157,953
     General Dynamics Corporation                                                                            600            56,172
     Goodrich Corporation                                                                                    400            11,516
     Honeywell International, Inc.                                                                         2,300            79,534
     Lockheed Martin Corporation                                                                             300            14,310
     Northrop Grumman Corporation                                                                            500            49,625
     Raytheon Company                                                                                        700            22,582
     Textron, Inc.                                                                                         1,900           104,842
                                                                                                                      ------------
                                                                                                                           496,534
                                                                                                                      ------------
     APPAREL RETAILERS - 0.6%
     Gap, Inc.                                                                                             3,200            70,432
     Limited Brands, Inc.                                                                                  1,500            30,960
     Nordstrom, Inc.                                                                                       2,100            74,823
                                                                                                                      ------------
                                                                                                                           176,215
                                                                                                                      ------------
     AUTOMOTIVE - 0.6%
     AutoNation, Inc. (*)                                                                                  1,582            26,926
     Cooper Tire & Rubber Company                                                                            560            11,978
     Dana Corporation                                                                                        400             8,064
     Delphi Corporation                                                                                    1,600            16,320
     Ford Motor Company                                                                                    4,000            61,440
     Genuine Parts Company (+)                                                                               700            25,060
     Navistar International Corporation (*)                                                                  200             9,030
     Paccar, Inc.                                                                                            525            29,641
                                                                                                                      ------------
                                                                                                                           188,459
                                                                                                                      ------------
     BANKING - 5.6%
     Capital One Financial Corporation                                                                     1,000            65,530
     Charter One Financial, Inc.                                                                             671            22,391
     Citigroup, Inc.                                                                                      15,300           735,777
     Fannie Mae                                                                                            2,700           185,544
     Freddie Mac                                                                                           2,000           116,800
     Golden West Financial Corporation                                                                       400            42,044
     MBNA Corporation                                                                                      3,600            87,768
     Providian Financial Corporation (*)                                                                   2,700            32,751
     U.S. Bancorp                                                                                          5,500           141,020
     Washington Mutual, Inc.                                                                               5,350           210,736
                                                                                                                      ------------
                                                                                                                         1,640,361
                                                                                                                      ------------
     BEVERAGES, FOOD & TOBACCO - 5.5%
     Adolph Coors Company Cl. B (+)                                                                        1,328            87,263
     Altria Group, Inc.                                                                                    5,800           321,204
     Anheuser-Busch Companies, Inc.                                                                        1,600            81,984
     Archer-Daniels-Midland Company                                                                        1,900            33,364
     Brown Forman Corporation                                                                                300            14,058
     Campbell Soup Company                                                                                   300             8,289
     Coca-Cola Company (The)                                                                               6,700           338,819
     Coca-Cola Enterprises, Inc. (+)                                                                       1,300            35,100
     ConAgra Foods, Inc.                                                                                   1,500            43,335

DLB ENHANCED INDEX CORE EQUITY FUND

PORTFOLIO OF INVESTMENTS  (UNAUDITED) CONTINUED
APRIL 30, 2004

----------------------------------------------------------------------------------------------------------------------------------

                  ISSUER                                                                               SHARES             VALUE
     BEVERAGES, FOOD & TOBACCO - CONTINUED
     General Mills, Inc.                                                                                     300      $     14,625

     H.J. Heinz Company                                                                                      700            26,733
     Hershey Foods Corporation                                                                               200            17,778
     Kellogg Company (+)                                                                                   1,100            47,190
     McCormick & Company, Inc.                                                                               100             3,416
     Pepsi Bottling Group, Inc. (The)                                                                      2,966            86,815
     PepsiCo, Inc.                                                                                         4,400           239,756
     R.J. Reynolds Tobacco Holdings, Inc.                                                                    700            45,339
     Safeway, Inc. (*)(+)                                                                                    800            18,360
     Sara Lee Corporation                                                                                  2,200            50,776
     Starbucks Corporation (*)                                                                               800            31,088
     SuperValu, Inc.                                                                                         400            12,316
     Sysco Corporation                                                                                     1,000            38,250
     UST, Inc.                                                                                               300            11,163
     Wrigley (Wm.) Jr. Company                                                                               300            18,510
                                                                                                                      ------------
                                                                                                                         1,625,531
                                                                                                                      ------------
     BUILDING MATERIALS - 0.3%
     Louisiana-Pacific Corporation                                                                         1,400            33,026
     Masco Corporation                                                                                     1,300            36,413
     Vulcan Materials Company (+)                                                                            300            13,872
                                                                                                                      ------------
                                                                                                                            83,311
                                                                                                                      ------------
     CHEMICALS & PLASTICS - 1.0%
     Air Products & Chemicals, Inc.                                                                          600            29,886
     Dow Chemical Company (The)                                                                            2,700           107,163
     E.I. du Pont de Nemours and Company                                                                     200             8,590
     Engelhard Corporation                                                                                   300             8,712
     Hercules, Inc. (*)                                                                                      400             4,444
     International Flavors & Fragrances, Inc.                                                                100             3,625
     Monsanto Company                                                                                        700            24,213
     PPG Industries, Inc.                                                                                    500            29,655
     Praxair, Inc.                                                                                           900            32,895
     Rohm & Haas Company                                                                                     800            31,024
     Sealed Air Corporation (*)                                                                              200             9,816
                                                                                                                      ------------
                                                                                                                           290,023
                                                                                                                      ------------
     COMMERCIAL SERVICES - 2.3%
     Allied Waste Industries, Inc. (*)(+)                                                                  1,200            15,108
     Apollo Group, Inc. Cl. A (*)                                                                            600            54,528
     Cendant Corporation                                                                                   4,700           111,296
     Convergys Corporation (*)                                                                             2,095            30,419
     eBay, Inc. (*)                                                                                        2,000           159,640
     Equifax, Inc. (+)                                                                                       400             9,804
     H&R Block, Inc.                                                                                         900            40,599
     Halliburton Company                                                                                   1,500            44,700
     Moody's Corporation                                                                                     400            25,804
     Paychex, Inc.                                                                                         1,000            37,280
     PerkinElmer, Inc.                                                                                     3,100            59,675
     Quest Diagnostics, Inc.                                                                                 200            16,870
     Ryder System, Inc. (+)                                                                                  200             7,358
     Waste Management, Inc.                                                                                1,800            51,120
                                                                                                                      ------------
                                                                                                                           664,201
                                                                                                                      ------------

30

DLB ENHANCED INDEX CORE EQUITY FUND

PORTFOLIO OF INVESTMENTS  (UNAUDITED) CONTINUED
APRIL 30, 2004

----------------------------------------------------------------------------------------------------------------------------------

                  ISSUER                                                                               SHARES             VALUE
     COMMUNICATIONS - 2.2%
     Avaya, Inc. (*)                                                                                       1,700      $     23,256
     Comverse Technology, Inc. (*)                                                                           500             8,180
     Corning, Inc. (*)                                                                                     3,600            39,708
     Lucent Technologies, Inc. (*)(+)                                                                     10,600            35,722
     Motorola, Inc. (+)                                                                                   11,700           213,525
     Network Appliance, Inc. (*)                                                                           1,000            18,620
     Nextel Communications, Inc. Cl. A (*)                                                                 3,100            73,966
     Qualcomm, Inc.                                                                                        2,200           137,412
     Scientific-Atlanta, Inc.                                                                                900            29,151
     Tellabs, Inc. (*)                                                                                     7,641            66,706
                                                                                                                      ------------
                                                                                                                           646,246
                                                                                                                      ------------
     COMPUTER INTEGRATED SYSTEMS DESIGN - 0.4%
     Autodesk, Inc.                                                                                        2,400            80,400
     Computer Sciences Corporation (*)                                                                       300            12,273
     Parametric Technology Corporation (*)                                                                 2,111             9,711
     Unisys Corporation (*)                                                                                1,000            13,030
                                                                                                                      ------------
                                                                                                                           115,414
                                                                                                                      ------------
     COMPUTERS & INFORMATION - 4.7%
     Apple Computer, Inc. (*)                                                                              1,000            25,730
     Cisco Systems, Inc. (*)                                                                              18,700           390,269
     Dell, Inc. (*)                                                                                        7,000           242,970
     EMC Corporation (*)                                                                                   2,000            22,320
     Hewlett-Packard Company                                                                               8,300           163,510
     International Business Machines Corporation                                                           4,800           423,216
     International Game Technology                                                                         1,100            41,514
     Jabil Circuit, Inc. (*)                                                                               1,100            29,029
     Pitney Bowes, Inc.                                                                                      700            30,625
     Solectron Corporation (*)                                                                             2,400            11,760
     Symbol Technologies, Inc.                                                                               600             7,200
                                                                                                                      ------------
                                                                                                                         1,388,143
                                                                                                                      ------------
     CONTAINERS & PACKAGING - 0.3%
     Ball Corporation                                                                                        200            13,200
     Bemis Company, Inc.                                                                                     400            10,804
     Pactiv Corporation (*)                                                                                  600            13,770
     Temple-Inland, Inc.                                                                                     800            49,416
                                                                                                                      ------------
                                                                                                                            87,190
                                                                                                                      ------------
     COSMETICS & PERSONAL CARE - 2.2%
     Alberto-Culver Company                                                                                  300            14,148
     Avon Products, Inc.                                                                                     400            33,600
     Colgate-Palmolive Company                                                                               400            23,152
     Gillette Company (The)                                                                                3,000           122,760
     Kimberly-Clark Corporation                                                                            1,400            91,630
     Procter & Gamble Company                                                                              3,400           359,550
                                                                                                                      ------------
                                                                                                                           644,840
                                                                                                                      ------------
     DATA PROCESSING & PREPARATION - 0.4%
     Deluxe Corporation (+)                                                                                1,600            66,096
     Fiserv, Inc. (*)                                                                                        600            21,936
     IMS Health, Inc.                                                                                        600            15,150
     NCR Corporation (*)                                                                                     300            13,407
                                                                                                                      ------------
                                                                                                                           116,589
                                                                                                                      ------------

DLB ENHANCED INDEX CORE EQUITY FUND

PORTFOLIO OF INVESTMENTS  (UNAUDITED) CONTINUED
APRIL 30, 2004

----------------------------------------------------------------------------------------------------------------------------------


                  ISSUER                                                                               SHARES             VALUE
     ELECTRIC UTILITIES - 2.3%
     AES Corporation (*)                                                                                   1,700      $     14,739
     Ameren Corporation                                                                                      500            21,860
     American Electric Power Company, Inc.                                                                 1,100            33,484
     CenterPoint Energy, Inc. (+)                                                                          6,022            64,977
     Cinergy Corporation                                                                                     400            15,176
     CMS Energy Corporation                                                                                  576             4,787
     Consolidated Edison, Inc.                                                                               200             8,242
     Constellation Energy Group, Inc.                                                                        500            19,240
     Dominion Resources, Inc.                                                                                600            38,286
     DTE Energy Company                                                                                      300            11,706
     Duke Energy Corporation                                                                                 300             6,318
     Edison International (+)                                                                              1,600            37,440
     Entergy Corporation                                                                                     600            32,760
     Exelon Corporation                                                                                      900            60,246
     FirstEnergy Corporation                                                                                 300            11,730
     FPL Group, Inc.                                                                                         500            31,810
     NiSource, Inc.                                                                                          500            10,080
     PG&E Corporation (*)                                                                                  1,100            30,272
     Pinnacle West Capital Corporation                                                                       200             7,812
     PPL Corporation                                                                                         500            21,425
     Progress Energy, Inc. (+)                                                                               600            25,662
     Public Service Enterprise Group, Inc.                                                                   600            25,740
     Sempra Energy                                                                                           600            19,050
     Southern Company (The)                                                                                2,100            60,396
     TXU Corporation                                                                                       1,000            34,140
     Xcel Energy, Inc.                                                                                     1,200            20,076
                                                                                                                      ------------
                                                                                                                           667,454
                                                                                                                      ------------
     ELECTRICAL EQUIPMENT - 2.6%
     General Electric Company                                                                             24,500           733,775
     Kla-Tencor Corporation (*)                                                                              500            20,835
     Rockwell Automation, Inc.                                                                               600            19,614
                                                                                                                      ------------
                                                                                                                           774,224
                                                                                                                      ------------
     ELECTRONICS - 0.8%
     American Power Conversion Corporation (+)                                                               500             9,330
     Emerson Electric Company                                                                              1,200            72,264
     General Motors Corporation (+)                                                                        1,300            61,646
     JDS Uniphase Corporation (*)(+)                                                                       2,200             6,688
     LSI Logic Corporation (*)                                                                             1,200             8,928
     Molex, Inc.                                                                                             500            14,890
     Rockwell Collins, Inc.                                                                                  600            19,350
     Sanmina-SCI Corporation (*)(+)                                                                        2,600            26,052
     Thomas & Betts Corporation                                                                              234             5,625
                                                                                                                      ------------
                                                                                                                           224,773
                                                                                                                      ------------
     ELECTRONICS/SEMICONDUCTORS - 3.1%
     Advanced Micro Devices, Inc. (*)                                                                        600             8,532
     Altera Corporation (*)(+)                                                                             1,600            32,016
     Analog Devices, Inc.                                                                                  1,000            42,600
     Applied Materials, Inc. (*)                                                                           4,600            83,858
     Applied Micro Circuits Corporation (*)                                                                  900             3,969
     Broadcom Corporation Cl. A (*)                                                                          800            30,208
     Intel Corporation                                                                                    17,600           452,848

32

DLB ENHANCED INDEX CORE EQUITY FUND

PORTFOLIO OF INVESTMENTS  (UNAUDITED) CONTINUED
APRIL 30, 2004

----------------------------------------------------------------------------------------------------------------------------------

                  ISSUER                                                                               SHARES             VALUE
     ELECTRONICS/SEMICONDUCTORS - CONTINUED
     Linear Technology Corporation                                                                           500      $     17,815
     Maxim Integrated Products, Inc.                                                                         900            41,391
     Micron Technology, Inc. (*)                                                                             900            12,258
     National Semiconductor Corporation (*)                                                                  500            20,395
     PMC-Sierra, Inc. (*)(+)                                                                                 400             4,860
     Texas Instruments, Inc.                                                                               4,600           115,460
     Xilinx, Inc. (*)                                                                                      1,300            43,719
                                                                                                                      ------------
                                                                                                                           909,929
                                                                                                                      ------------
     ENTERTAINMENT & LEISURE - 0.9%
     Brunswick Corporation                                                                                   200             8,222
     Eastman Kodak Company (+)                                                                               500            12,895
     Harrah's Entertainment, Inc.                                                                            900            47,862
     Hasbro, Inc.                                                                                          1,600            30,224
     Walt Disney Company (The)                                                                             6,500           149,695
                                                                                                                      ------------
                                                                                                                           248,898
                                                                                                                      ------------
     FINANCIAL SERVICES - 4.2%
     American Express Company                                                                              3,300           161,535
     Apartment Investment & Management Company Cl. A REIT (+)                                                200             5,634
     Bear Stearns Companies, Inc. (The)(+)                                                                   900            72,126
     Countrywide Financial Corporation                                                                     1,399            82,961
     E Trade Financial Corporation (*)                                                                     7,700            87,472
     Equity Office Properties Trust REIT                                                                   1,100            27,687
     Equity Residential REIT                                                                                 200             5,492
     Franklin Resources, Inc.                                                                                700            38,381
     Goldman Sachs Group, Inc. (The)                                                                       1,800           173,700
     Lehman Brothers Holdings, Inc.                                                                        1,200            88,080
     Merrill Lynch & Company, Inc.                                                                         3,600           195,228
     Morgan Stanley                                                                                        4,200           215,838
     ProLogis Trust REIT                                                                                     500            14,710
     Schwab (Charles) & Company, Inc.                                                                      1,500            15,435
     Simon Property Group, Inc. REIT                                                                         500            24,105
     SLM Corporation                                                                                         300            11,493
     T. Rowe Price Group, Inc.                                                                               300            15,384
                                                                                                                      ------------
                                                                                                                         1,235,261
                                                                                                                      ------------
     FOOD RETAILERS - 0.0%
     Albertson's, Inc. (+)                                                                                   100             2,336
     Kroger Company (The)(*)                                                                                 100             1,750
                                                                                                                      ------------
                                                                                                                             4,086
                                                                                                                      ------------
     FOREST PRODUCTS & PAPER - 0.5%
     Georgia-Pacific Corporation                                                                           2,500            87,750
     International Paper Company                                                                             700            28,224
     MeadWestvaco Corporation                                                                                500            13,075
     Plum Creek Timber Company, Inc.                                                                         100             2,956
     Weyerhaeuser Company                                                                                    400            23,680
                                                                                                                      ------------
                                                                                                                           155,685
                                                                                                                      ------------
     HEALTH CARE PROVIDERS - 1.0%
     Caremark Rx, Inc. (*)                                                                                 1,100            37,235
     Express Scripts, Inc. Cl. A (*)                                                                         200            15,468
     HCA, Inc.                                                                                               300            12,189
     Health Management Associates, Inc. Cl. A                                                                100             2,313

DLB ENHANCED INDEX CORE EQUITY FUND

PORTFOLIO OF INVESTMENTS  (UNAUDITED) CONTINUED
APRIL 30, 2004

----------------------------------------------------------------------------------------------------------------------------------

                  ISSUER                                                                                SHARES            VALUE
     HEALTH CARE PROVIDERS - CONTINUED
     Humana, Inc. (*)(+)                                                                                   5,800      $     94,482
     Manor Care, Inc.                                                                                        200             6,488
     UnitedHealth Group, Inc.                                                                              1,400            86,072
     Wellpoint Health Networks, Inc. (*)                                                                     400            44,676
                                                                                                                      ------------
                                                                                                                           298,923
                                                                                                                      ------------
     HEAVY CONSTRUCTION - 0.1%
     Centex Corporation                                                                                      900            43,155
                                                                                                                      ------------

     HEAVY MACHINERY - 2.5%
     American Standard Companies, Inc. (*)                                                                   200            21,038
     Baker Hughes, Inc.                                                                                    1,000            36,680
     Black & Decker Corporation                                                                              400            23,140
     Caterpillar, Inc.                                                                                     1,400           108,822
     Cummins, Inc.                                                                                         1,800           107,658
     Deere & Company                                                                                         600            40,824
     Dover Corporation                                                                                       700            28,021
     Ingersoll-Rand Company Cl. A                                                                          1,300            83,915
     Pall Corporation                                                                                        400             9,512
     Parker-Hannifin Corporation                                                                             400            22,116
     Stanley Works (The)(+)                                                                                1,500            63,765
     United Technologies Corporation                                                                       1,400           120,764
     W.W. Grainger, Inc.                                                                                   1,000            52,400
                                                                                                                      ------------
                                                                                                                           718,655
                                                                                                                      ------------
     HOME CONSTRUCTION, FURNISHINGS & APPLIANCES - 0.5%
     KB Home (+)                                                                                             900            62,037
     Maytag Corporation                                                                                      900            25,110
     Pulte Homes, Inc.                                                                                       800            39,336
     Whirlpool Corporation                                                                                   200            13,102
                                                                                                                      ------------
                                                                                                                           139,585
                                                                                                                      ------------
     HOUSEHOLD PRODUCTS - 0.1%
     Clorox Company (The)                                                                                    400            20,712
     Fortune Brands, Inc.                                                                                    100             7,625
     Snap-On, Inc.                                                                                           200             6,756
                                                                                                                      ------------
                                                                                                                            35,093
                                                                                                                      ------------
     INFORMATION RETRIEVAL SERVICES - 0.3%
     Yahoo!, Inc. (*)                                                                                      1,800            90,828
                                                                                                                      ------------

     INSURANCE - 6.3%
     ACE Ltd.                                                                                              1,200            52,608
     Aetna, Inc.                                                                                             800            66,200
     AFLAC, Inc.                                                                                             200             8,446
     Allstate Corporation (The)                                                                            4,200           192,780
     AMBAC Financial Group, Inc.                                                                             300            20,700
     American International Group, Inc.                                                                    6,700           480,055
     Anthem, Inc. (*)(+)                                                                                     400            35,432
     Aon Corporation                                                                                         800            20,848
     Chubb Corporation                                                                                       500            34,500
     Cigna Corporation                                                                                     1,200            77,412
     Cincinnati Financial Corporation                                                                        420            17,216
     Hartford Financial Services Group, Inc. (The)                                                         1,100            67,188

34

DLB ENHANCED INDEX CORE EQUITY FUND

PORTFOLIO OF INVESTMENTS  (UNAUDITED) CONTINUED
APRIL 30, 2004

----------------------------------------------------------------------------------------------------------------------------------

                  ISSUER                                                                               SHARES             VALUE
     INSURANCE - CONTINUED
     Jefferson-Pilot Corporation                                                                             500      $     24,795
     Lincoln National Corporation                                                                          2,200            98,736
     Loews Corporation                                                                                     1,298            75,297
     Marsh & McLennan Companies, Inc.                                                                        800            36,089
     MBIA, Inc. (+)                                                                                          400            23,556
     Metlife, Inc.                                                                                         2,100            72,450
     Principal Financial Group, Inc.                                                                       1,000            35,300
     Progressive Corporation                                                                                 600            52,512
     Prudential Financial, Inc.                                                                            1,400            61,516
     Safeco Corporation                                                                                    1,876            82,150
     St. Paul Travelers Companies                                                                          4,057           164,998
     Torchmark Corporation                                                                                   200            10,408
     UnumProvident Corporation                                                                               900            13,995
     XL Capital Ltd. Cl. A (Bermuda)(+)                                                                      300            22,905
                                                                                                                      ------------
                                                                                                                         1,848,092
                                                                                                                      ------------
     LODGING - 0.3%
     Hilton Hotels Corporation                                                                             1,100            19,239
     Marriott International, Inc. Cl. A                                                                      700            33,012
     Starwood Hotels & Resorts Worldwide, Inc.                                                               700            27,853
                                                                                                                      ------------
                                                                                                                            80,104
                                                                                                                      ------------
     MANUFACTURING - 2.1%
     3M Company                                                                                            2,200           190,256
     Cooper Industries, Ltd. Cl. A                                                                         2,200           120,802
     Danaher Corporation                                                                                     400            37,008
     Eaton Corporation                                                                                       600            35,628
     Illinois Tool Works, Inc.                                                                               824            71,037
     ITT Industries, Inc.                                                                                    100             7,929
     Tyco International Ltd. (Bermuda)                                                                     5,631           154,571
                                                                                                                      ------------
                                                                                                                           617,231
                                                                                                                      ------------
     MEDIA - BROADCASTING & PUBLISHING - 2.0%
     American Greetings Corporation (*)                                                                      300             6,150
     Comcast Corporation Cl. A (*)                                                                         2,790            83,979
     Dow Jones & Company, Inc.                                                                               300            13,827
     Gannett Company, Inc.                                                                                   500            43,340
     Knight-Ridder, Inc. (+)                                                                                 100             7,744
     McGraw-Hill Companies, Inc. (The)                                                                       500            39,430
     Meredith Corporation                                                                                    200            10,188
     New York Times Company Cl. A                                                                            100             4,581
     Time Warner, Inc. (*)                                                                                14,300           240,526
     Tribune Company                                                                                         100             4,788
     Univision Communications, Inc. Cl. A (*)                                                                900            30,465
     Viacom, Inc. Cl. B                                                                                    2,300            88,895
                                                                                                                      ------------
                                                                                                                           573,913
                                                                                                                      ------------
     MEDICAL SUPPLIES - 1.8%
     Agilent Technologies, Inc. (*)                                                                        1,800            48,618
     Allergan, Inc.                                                                                          100             8,805
     Applera Corporation - Applied Biosystems Group                                                          600            11,142
     Bausch & Lomb, Inc. (+)                                                                               1,000            62,830
     Baxter International, Inc.                                                                            1,100            34,815
     Becton Dickinson & Company                                                                              800            40,440

DLB ENHANCED INDEX CORE EQUITY FUND

PORTFOLIO OF INVESTMENTS  (UNAUDITED) CONTINUED
APRIL 30, 2004

----------------------------------------------------------------------------------------------------------------------------------

                  ISSUER                                                                               SHARES             VALUE
    MEDICAL SUPPLIES - CONTINUED
     Biomet, Inc.                                                                                            200      $      7,900
     C.R. Bard, Inc.                                                                                         200            21,254
     Guidant Corporation                                                                                     100             6,301
     Medtronic, Inc.                                                                                       2,500           126,150
     St. Jude Medical, Inc. (*)                                                                              100             7,626
     Stryker Corporation                                                                                     300            29,679
     Tektronix, Inc.                                                                                         593            17,553
     Teradyne, Inc. (*)                                                                                    4,200            85,596
     Thermo Electron Corporation (*)                                                                         100             2,920
     Waters Corporation (*)                                                                                  300            12,945
     Zimmer Holdings, Inc. (*)                                                                               100             7,985
                                                                                                                      ------------
                                                                                                                           532,559
                                                                                                                      ------------
     METALS - 0.8%
     Alcoa, Inc.                                                                                           1,600            49,200
     Crane Company                                                                                         1,446            44,551
     Newmont Mining Corporation                                                                              200             7,480
     Nucor Corporation                                                                                     1,100            65,340
     Phelps Dodge Corporation (*)                                                                            700            46,081
     United States Steel Corporation                                                                         900            25,767
                                                                                                                      ------------
                                                                                                                           238,419
                                                                                                                      ------------
     NATIONAL COMMERCIAL BANKS - 6.5%
     AmSouth Bancorporation                                                                                  900            19,818
     Bank of America Corporation                                                                           5,710           459,598
     Bank of New York Company, Inc. (The)                                                                  2,100            61,194
     Bank One Corporation                                                                                  3,200           157,984
     BB&T Corporation                                                                                        200             6,898
     Comerica, Inc.                                                                                          400            20,652
     First Horizon National Corporation                                                                      400            17,584
     Huntington Bancshares, Inc.                                                                             700            14,980
     J.P. Morgan Chase & Company                                                                           8,000           300,800
     KeyCorp                                                                                               1,100            32,670
     Marshall & Ilsley Corporation                                                                           700            25,739
     Mellon Financial Corporation                                                                            600            17,784
     National City Corporation                                                                             4,100           142,147
     Northern Trust Corporation                                                                              400            16,912
     PNC Financial Services Group, Inc.                                                                      500            26,550
     Regions Financial Corporation (+)                                                                       700            24,297
     SouthTrust Corporation                                                                                  100             3,108
     State Street Corporation                                                                                600            29,280
     SunTrust Banks, Inc. (+)                                                                                700            47,635
     Synovus Financial Corporation                                                                           500            11,935
     Union Planters Corporation                                                                              100             2,780
     Wachovia Corporation                                                                                  3,800           173,850
     Wells Fargo & Company                                                                                 4,700           265,362
     Zions Bancorporation                                                                                    300            16,956
                                                                                                                      ------------
                                                                                                                         1,896,513
                                                                                                                      ------------
     OFFICE EQUIPMENT/SUPPLIES - 0.2%
     Lexmark International Group, Inc. (*)                                                                   800            72,368
                                                                                                                      ------------

36

DLB ENHANCED INDEX CORE EQUITY FUND

PORTFOLIO OF INVESTMENTS  (UNAUDITED) CONTINUED
APRIL 30, 2004

----------------------------------------------------------------------------------------------------------------------------------



                  ISSUER                                                                               SHARES             VALUE
     OIL & GAS - 6.2%
     Amerada Hess Corporation (+)                                                                            300      $     21,339
     Anadarko Petroleum Corporation                                                                          700            37,506
     Apache Corporation                                                                                      900            37,683
     Ashland, Inc.                                                                                           200             9,580
     BJ Services Company (*)(+)                                                                              500            22,250
     Burlington Resources, Inc.                                                                              100             6,727
     ChevronTexaco Corporation                                                                             2,700           247,050
     ConocoPhillips                                                                                        3,600           256,680
     Devon Energy Corporation                                                                              1,000            61,200
     EOG Resources, Inc.                                                                                     100             4,925
     Exxon Mobil Corporation                                                                              17,400           740,370
     Kerr-McGee Corporation                                                                                  900            44,037
     KeySpan Corporation                                                                                     400            14,460
     Kinder Morgan, Inc.                                                                                     300            18,063
     Marathon Oil Corporation                                                                                900            30,204
     Nabors Industries Ltd. (*)                                                                              400            17,744
     Nicor, Inc.                                                                                             200             6,798
     Occidental Petroleum Corporation (+)                                                                  1,000            47,200
     Peoples Energy Corporation                                                                              200             8,360
     Schlumberger Ltd.                                                                                     1,100            64,383
     Sunoco, Inc.                                                                                            200            12,580
     Transocean, Inc. (Cayman Islands)(*)                                                                  1,000            27,770
     Unocal Corporation                                                                                      500            18,020
     Valero Energy Corporation                                                                               500            31,880
     Williams Companies, Inc. (The)                                                                        2,100            21,630
                                                                                                                      ------------
                                                                                                                         1,808,439
                                                                                                                      ------------
     PHARMACEUTICALS - 9.3%
     Abbott Laboratories                                                                                   3,500           154,070
     AmerisourceBergen Corporation                                                                           500            28,945
     Amgen, Inc. (*)                                                                                       1,900           106,913
     Biogen Idec, Inc. (*)(+)                                                                                900            53,100
     Bristol-Myers Squibb Company                                                                          3,900            97,890
     Cardinal Health, Inc.                                                                                   500            36,625
     Eli Lilly & Company                                                                                   2,700           199,287
     Johnson & Johnson                                                                                     9,000           486,270
     King Pharmaceuticals, Inc. (*)                                                                        7,000           120,750
     McKesson Corporation                                                                                  1,000            32,860
     Medco Health Solutions, Inc. (*)                                                                        747            26,444
     Merck & Company, Inc.                                                                                 6,800           319,600
     Pfizer, Inc.                                                                                         23,000           822,480
     Schering-Plough Corporation                                                                             300             5,019
     Sigma Aldrich Corporation                                                                               200            11,328
     Watson Pharmaceutical, Inc. (*)                                                                       1,500            53,415
     Wyeth                                                                                                 4,200           159,894
                                                                                                                      ------------
                                                                                                                         2,714,890
                                                                                                                      ------------
     PREPACKAGED SOFTWARE - 4.2%
     Adobe Systems, Inc.                                                                                   1,000            41,340
     BMC Software, Inc. (*)                                                                                  700            12,110
     Citrix Systems, Inc. (*)                                                                                800            15,240
     Compuware Corporation (*)                                                                             7,274            55,646
     Intuit, Inc. (*)                                                                                        500            21,235

DLB ENHANCED INDEX CORE EQUITY FUND

PORTFOLIO OF INVESTMENTS  (UNAUDITED) CONTINUED
APRIL 30, 2004

----------------------------------------------------------------------------------------------------------------------------------

                  ISSUER                                                                                SHARES            VALUE
     PREPACKAGED SOFTWARE - CONTINUED
     Microsoft Corporation                                                                                30,200      $    784,294
     Novell, Inc. (*)                                                                                      1,000             9,640
     Oracle Corporation (*)                                                                               14,700           164,934
     PeopleSoft, Inc. (*)                                                                                  1,100            18,568
     Siebel Systems, Inc. (*)                                                                              1,200            12,336
     Symantec Corporation (*)                                                                              1,200            54,060
     Veritas Software Corporation (*)                                                                      1,200            32,004
                                                                                                                      ------------
                                                                                                                         1,221,407
                                                                                                                      ------------
     RESTAURANTS - 0.6%
     Darden Restaurants, Inc.                                                                                600            13,596
     McDonald's Corporation                                                                                4,200           114,366
     Wendy's International, Inc.                                                                             400            15,600
     Yum! Brands, Inc. (*)                                                                                   900            34,911
                                                                                                                      ------------
                                                                                                                           178,473
                                                                                                                      ------------
     RETAILERS - 6.5%
     AutoZone, Inc. (*)(+)                                                                                   500            43,785
     Bed Bath & Beyond, Inc. (*)                                                                             800            29,696
     Best Buy Company, Inc.                                                                                1,500            81,375
     Big Lots, Inc. (*)(+)                                                                                   300             4,248
     Costco Wholesale Corporation (*)                                                                      1,300            48,685
     CVS Corporation (+)                                                                                     700            27,041
     Dollar General Corporation                                                                            1,000            18,760
     Family Dollar Stores, Inc.                                                                              300             9,642
     Federated Department Stores, Inc.                                                                     2,000            98,000
     Home Depot, Inc. (The)                                                                                6,400           225,216
     J.C. Penney Company, Inc.                                                                               800            27,088
     Lowe's Companies, Inc.                                                                                2,200           114,532
     May Department Stores Company (The)                                                                     800            24,640
     Office Depot, Inc. (*)(+)                                                                               800            14,008
     RadioShack Corporation                                                                                3,600           110,736
     Sears Roebuck and Company (+)                                                                         1,900            76,095
     Sherwin-Williams Company                                                                                400            15,220
     Staples, Inc.                                                                                         1,400            36,064
     Target Corporation                                                                                    2,500           108,425
     TJX Companies, Inc.                                                                                   2,100            51,597
     Toys 'R' Us, Inc. (*)                                                                                   600             9,270
     Wal-Mart Stores, Inc.                                                                                12,300           701,100
     Xerox Corporation (*)(+)                                                                              2,000            26,860
                                                                                                                      ------------
                                                                                                                         1,902,083
                                                                                                                      ------------
     STATE COMMERCIAL BANKS - 0.1%
     Fifth Third Bancorp                                                                                     300            16,098
     North Fork Bancorporation                                                                               400            14,848
                                                                                                                      ------------
                                                                                                                            30,946
                                                                                                                      ------------
     TELEPHONE SYSTEMS - 2.8%
     Alltel Corporation                                                                                      100             5,034
     AT&T Corporation - Ex Distribution                                                                    3,620            62,083
     BellSouth Corporation                                                                                 5,300           136,793
     CenturyTel, Inc.                                                                                        400            11,552
     SBC Communications, Inc.                                                                              9,600           239,040
     Sprint Corporation (FON Group)                                                                        4,500            80,505
     Verizon Communications, Inc.                                                                          7,800           294,372
                                                                                                                      ------------
                                                                                                                           829,379
                                                                                                                      ------------

38

DLB ENHANCED INDEX CORE EQUITY FUND

PORTFOLIO OF INVESTMENTS  (UNAUDITED) CONTINUED
APRIL 30, 2004

----------------------------------------------------------------------------------------------------------------------------------

                  ISSUER                                                                               SHARES             VALUE
     TELEPHONE UTILITIES - 0.1%
     Qwest Communications International, Inc. (*)                                                          5,000      $     20,100
                                                                                                                      ------------

     TEXTILES, CLOTHING & FABRICS - 0.6%
     Jones Apparel Group, Inc.                                                                             2,177            79,678
     Liz Claiborne, Inc.                                                                                     400            14,040
     Nike, Inc. Cl. B                                                                                        800            57,560
     Reebok International Ltd. (+)                                                                           200             7,276
     VF Corporation                                                                                          575            26,542
                                                                                                                      ------------
                                                                                                                           185,096
                                                                                                                      ------------
     TRANSPORTATION - 1.7%
     Burlington Northern Santa Fe Corporation                                                              1,500            49,050
     Carnival Corporation (Panama)                                                                         2,000            85,340
     CSX Corporation                                                                                         556            17,103
     FedEx Corporation                                                                                       800            57,528
     Norfolk Southern Corporation                                                                          1,700            40,494
     Union Pacific Corporation                                                                               600            35,358
     United Parcel Service, Inc. Cl. B                                                                     3,100           217,465
                                                                                                                      ------------
                                                                                                                           502,338
                                                                                                                      ------------
     TRAVEL SERVICES - 0.0%
     Sabre Holdings Corporation                                                                              561            13,234
                                                                                                                      ------------

     TOTAL COMMON STOCKS (identified cost, $27,511,126)                                                                 28,996,214

                                                                                                       PRINCIPAL
                                                                                                   AMOUNT/SHARES
     SECURITY LENDING COLLATERAL - 5.6%
     Bank Of Montreal, 1.02%, due 05/21/04                                                          $    520,849           520,849
     Credit Agricole Indosuez Bank, 1.02%, due 05/12/04                                                  320,716           320,716
     Den Danske Bank, 1.02%, due 05/18/04                                                                133,632           133,632
     Goldman Sachs Financial Square Prime Obligations Money Market Fund                                  320,716           320,716
     Merrill Lynch Premier Institutional Money Market Fund                                                17,072            17,072
     Merrimac Money Market Fund                                                                          187,084           187,084
     Morgan Stanley Dean Witter & Company, 1.08%, due 05/03/04                                           133,631           133,631
                                                                                                                      ------------

     TOTAL SECURITY LENDING COLLATERAL (identified cost, $1,633,700)                                                     1,633,700

     REPURCHASE AGREEMENT - 0.4%
     Investors Bank & Trust Repurchase Agreement, 0.71%, dated 04/30/04, $129,195 due on
       05/03/04 (secured by Federal Government Agency, 4.116%, due on 05/01/33, with value of
       $135,647), at cost                                                                                129,187           129,187
                                                                                                                      ------------

     TOTAL INVESTMENTS (identified cost, $29,274,013)                                                                   30,759,101

     Other assets, less liabilities - (4.9%)                                                                            (1,447,936)
                                                                                                                      ------------

     NET ASSETS - 100%                                                                                                $ 29,311,165
                                                                                                                      ============

  REIT  Real Estate Investment Trust
  (*)   Non-income producing security
  (+)   Denotes all or a portion of security on loan

See notes to financial statements.

DLB ENHANCED INDEX GROWTH FUND

PORTFOLIO OF INVESTMENTS  (UNAUDITED)
APRIL 30, 2004

----------------------------------------------------------------------------------------------------------------------------------

     COMMON STOCKS - 100.1%

                  ISSUER                                                                               SHARES             VALUE
     ADVERTISING - 0.3%
     DoubleClick, Inc. (*)                                                                                   300      $      2,421
     Getty Images, Inc. (*)                                                                                  100             5,460
     Monster Worldwide, Inc. (*)(+)                                                                          300             7,683
     Omnicom Group, Inc.                                                                                     700            55,657
                                                                                                                      ------------
                                                                                                                            71,221
                                                                                                                      ------------
     AEROSPACE & DEFENSE - 0.9%
     Alliant Techsystems, Inc. (*)(+)                                                                        200            11,858
     Boeing Company (The)                                                                                  2,600           110,994
     Lockheed Martin Corporation                                                                             200             9,540
     United Defense Industries, Inc. (*)                                                                   1,900            65,835
                                                                                                                      ------------
                                                                                                                           198,227
                                                                                                                      ------------
     APPAREL RETAILERS - 1.2%
     Abercrombie & Fitch Company                                                                           1,100            34,595
     Chico's FAS, Inc. (*)                                                                                   500            20,365
     Claire's Stores, Inc.                                                                                 2,100            42,798
     Gap, Inc.                                                                                             3,300            72,633
     Ross Stores, Inc.                                                                                       700            21,350
     Talbots, Inc. (+)                                                                                       120             4,194
     Timberland Company (The) Cl. A (*)                                                                      900            56,448
                                                                                                                      ------------
                                                                                                                           252,383
                                                                                                                      ------------
     AUTOMOTIVE - 0.4%
     Autoliv, Inc.                                                                                           200             8,506
     CarMax, Inc. (*)(+)                                                                                     400            10,368
     Delphi Corporation                                                                                      200             2,040
     Harley-Davidson, Inc.                                                                                   900            50,688
     Navistar International Corporation (*)                                                                  400            18,060
                                                                                                                      ------------
                                                                                                                            89,662
                                                                                                                      ------------
     BANKING - 2.3%
     AmeriCredit Corporation (*)(+)                                                                          800            12,968
     Capital One Financial Corporation                                                                       800            52,424
     Commerce Bancorp, Inc. (+)                                                                              200            11,402
     Fannie Mae                                                                                            3,800           261,136
     Freddie Mac                                                                                             700            40,880
     MBNA Corporation                                                                                      3,100            75,578
     New York Community Bancorp, Inc.                                                                        600            15,042
     Providian Financial Corporation (*)                                                                   2,100            25,473
                                                                                                                      ------------
                                                                                                                           494,903
                                                                                                                      ------------
     BEVERAGES, FOOD & TOBACCO - 6.3%
     Altria Group, Inc.                                                                                    2,500           138,450
     Anheuser-Busch Companies, Inc.                                                                        2,700           138,348
     Campbell Soup Company                                                                                   200             5,526
     Coca-Cola Company (The)                                                                               7,100           359,047
     Coca-Cola Enterprises, Inc. (+)                                                                       1,100            29,700
     Constellation Brands, Inc. Cl. A (*)                                                                    100             3,313
     Del Monte Foods Company (*)                                                                             400             4,424
     General Mills, Inc.                                                                                     400            19,500
     H.J. Heinz Company                                                                                      600            22,914
     Hershey Foods Corporation                                                                               100             8,889
     Kellogg Company (+)                                                                                     500            21,450
     McCormick & Company, Inc.                                                                               100             3,416

40

DLB ENHANCED INDEX GROWTH FUND

PORTFOLIO OF INVESTMENTS  (UNAUDITED) CONTINUED
APRIL 30, 2004

----------------------------------------------------------------------------------------------------------------------------------

                  ISSUER                                                                               SHARES             VALUE
     BEVERAGES, FOOD & TOBACCO - CONTINUED
     Pepsi Bottling Group, Inc. (The)                                                                      1,800      $     52,686
     PepsiCo, Inc.                                                                                         5,700           310,593
     Sara Lee Corporation                                                                                  1,500            34,620
     Starbucks Corporation (*)                                                                             1,700            66,062
     Sysco Corporation                                                                                     2,200            84,150
     Wrigley (Wm.) Jr. Company                                                                               300            18,510
                                                                                                                      ------------
                                                                                                                         1,321,598
                                                                                                                      ------------
     BUILDING MATERIALS - 0.1%
     Masco Corporation                                                                                       700            19,607
     Vulcan Materials Company (+)                                                                            100             4,624
                                                                                                                      ------------
                                                                                                                            24,231
                                                                                                                      ------------
     CHEMICALS & PLASTICS - 0.5%
     Avery-Dennison Corporation                                                                              400            25,692
     Cabot Corporation                                                                                       900            30,420
     Church & Dwight Company, Inc.                                                                           100             4,495
     Dow Chemical Company (The)                                                                              400            15,876
     E.I. du Pont de Nemours and Company                                                                     100             4,295
     International Flavors & Fragrances, Inc.                                                                100             3,625
     Praxair, Inc.                                                                                           300            10,965
     Sealed Air Corporation (*)                                                                              300            14,724
                                                                                                                      ------------
                                                                                                                           110,092
                                                                                                                      ------------
     COAL - 0.1%
     Consol Energy, Inc.                                                                                     500            14,315
                                                                                                                      ------------

     COMMERCIAL SERVICES - 3.5%
     Affymetrix, Inc. (*)(+)                                                                                 600            18,336
     Alliance Data Systems Corporation (*)                                                                   100             3,477
     Allied Waste Industries, Inc. (*)(+)                                                                  1,700            21,403
     Apollo Group, Inc. Cl. A (*)                                                                            600            54,528
     BearingPoint, Inc. (*)                                                                                  100             1,002
     Career Education Corporation (*)                                                                        500            32,000
     Cendant Corporation                                                                                   2,100            49,728
     Certegy, Inc.                                                                                           200             7,156
     Convergys Corporation (*)                                                                             1,862            27,036
     Corinthian Colleges, Inc. (*)(+)                                                                        200             6,124
     Corporate Executive Board Company                                                                       100             5,165
     DeVry, Inc. (*)(+)                                                                                      200             5,760
     Dun & Bradstreet Corporation (*)                                                                        300            15,675
     eBay, Inc. (*)                                                                                        1,800           143,676
     Education Management Corporation (*)                                                                    300            10,638
     Equifax, Inc. (+)                                                                                       900            22,059
     H&R Block, Inc.                                                                                         800            36,088
     Halliburton Company                                                                                   1,600            47,680
     Jacobs Engineering Group, Inc. (*)                                                                      100             4,171
     Manpower, Inc.                                                                                          200             9,380
     Moody's Corporation                                                                                     400            25,804
     Omnicare, Inc. (+)                                                                                      100             4,148
     Paychex, Inc.                                                                                         1,200            44,736
     PerkinElmer, Inc.                                                                                     1,600            30,800
     Quest Diagnostics, Inc.                                                                                 300            25,305
     Regis Corporation                                                                                       100             4,342

DLB ENHANCED INDEX GROWTH FUND

PORTFOLIO OF INVESTMENTS  (UNAUDITED) CONTINUED
APRIL 30, 2004

----------------------------------------------------------------------------------------------------------------------------------

                  ISSUER                                                                               SHARES             VALUE
     COMMERCIAL SERVICES - CONTINUED
     Rent-A-Center, Inc. (*)                                                                                 300      $      8,781
     Reynolds & Reynolds Company Cl. A                                                                       200             5,712
     Robert Half International, Inc. (*)                                                                     500            13,635
     UnitedGlobalCom, Inc. Cl. A (*)                                                                         100               748
     University of Phoenix Online (*)                                                                        200            17,412
     Waste Management, Inc.                                                                                1,300            36,920
     Weight Watchers International, Inc. (*)                                                                 100             3,900
                                                                                                                      ------------
                                                                                                                           743,325
                                                                                                                      ------------
     COMMUNICATIONS - 2.5%
     ADC Telecommunications, Inc. (*)                                                                      1,400             3,500
     American Tower Corporation Cl. A (*)(+)                                                                 400             4,980
     Comverse Technology, Inc. (*)                                                                           400             6,544
     Corning, Inc. (*)                                                                                     2,700            29,781
     Crown Castle International Corporation (*)                                                              100             1,395
     Foundry Networks, Inc. (*)(+)                                                                           400             4,520
     Harris Corporation                                                                                      400            18,020
     InterDigital Communications Corporation (*)                                                             300             5,229
     L-3 Communications Holdings, Inc.                                                                       100             6,174
     Motorola, Inc. (+)                                                                                    4,600            83,950
     Network Appliance, Inc. (*)                                                                           1,300            24,206
     Nextel Communications, Inc. Cl. A (*)                                                                 4,200           100,212
     Polycom, Inc. (*)                                                                                       600            11,448
     Qualcomm, Inc.                                                                                        3,200           199,872
     Tellabs, Inc. (*)                                                                                     1,700            14,841
     UTStarcom, Inc. (*)                                                                                     300             7,905
                                                                                                                      ------------
                                                                                                                           522,577
                                                                                                                      ------------
     COMPUTER INTEGRATED SYSTEMS DESIGN - 0.6%
     Autodesk, Inc.                                                                                        1,100            36,850
     Cadence Design Systems, Inc. (*)                                                                        300             3,846
     Henry (Jack) & Associates, Inc.                                                                       2,900            52,751
     McData Corporation Cl. A (*)                                                                            400             2,132
     National Instruments Corporation                                                                        150             4,584
     Synopsys, Inc. (*)                                                                                      300             8,019
     Unisys Corporation (*)                                                                                  900            11,727
                                                                                                                      ------------
                                                                                                                           119,909
                                                                                                                      ------------
     COMPUTER PROGRAMMING SERVICES - 0.2%
     Cognizant Technology Solutions Corporation (*)                                                          200             8,652
     Macromedia, Inc. (*)                                                                                    300             6,180
     Mercury Interactive Corporation (*)                                                                     300            12,795
     Red Hat, Inc. (*)(+)                                                                                    700            15,897
     VeriSign, Inc. (*)                                                                                      500             8,065
                                                                                                                      ------------
                                                                                                                            51,589
                                                                                                                      ------------
     COMPUTER RELATED SERVICES - 0.1%
     Checkfree Corporation (*)(+)                                                                            200             6,008
     GTECH Holdings Corporation                                                                              200            12,184
                                                                                                                      ------------
                                                                                                                            18,192
                                                                                                                      ------------
     COMPUTERS & INFORMATION - 7.2%
     CDW Corporation                                                                                         300            18,747
     Cisco Systems, Inc. (*)                                                                              27,300           569,751
     Dell, Inc. (*)                                                                                        8,800           305,448

42

DLB ENHANCED INDEX GROWTH FUND

PORTFOLIO OF INVESTMENTS  (UNAUDITED) CONTINUED
APRIL 30, 2004

----------------------------------------------------------------------------------------------------------------------------------

                  ISSUER                                                                               SHARES             VALUE
     COMPUTERS & INFORMATION - CONTINUED
     EMC Corporation (*)                                                                                   9,100      $    101,556
     Emulex Corporation (*)                                                                                  200             3,334
     International Business Machines Corporation                                                           3,100           273,327
     International Game Technology                                                                         1,600            60,384
     Jabil Circuit, Inc. (*)                                                                                 600            15,834
     Juniper Networks, Inc. (*)(+)                                                                         1,380            30,194
     Lexmark International Group, Inc. (*)                                                                   700            63,322
     Pitney Bowes, Inc.                                                                                      400            17,500
     Sandisk Corporation (*)                                                                                 500            11,555
     Solectron Corporation (*)                                                                               800             3,920
     Storage Technology Corporation (*)                                                                      800            21,016
     Symbol Technologies, Inc.                                                                               700             8,400
     Western Digital Corporation (*)                                                                         800             6,464
     Zebra Technologies Corporation Cl. A (*)                                                                100             7,329
                                                                                                                      ------------
                                                                                                                         1,518,081
                                                                                                                      ------------
     CONTAINERS & PACKAGING - 0.1%
     Ball Corporation                                                                                        300            19,800
     Pactiv Corporation (*)                                                                                  300             6,885
                                                                                                                      ------------
                                                                                                                            26,685
                                                                                                                      ------------
     COSMETICS & PERSONAL CARE - 2.7%
     Avon Products, Inc.                                                                                     100             8,400
     Colgate-Palmolive Company                                                                             1,200            69,456
     Estee Lauder Companies, Inc. (The) Cl. A                                                                400            18,284
     Gillette Company (The)                                                                                2,400            98,208
     Kimberly-Clark Corporation                                                                              600            39,270
     Procter & Gamble Company                                                                              3,200           338,400
                                                                                                                      ------------
                                                                                                                           572,018
                                                                                                                      ------------
     DATA PROCESSING & PREPARATION - 1.0%
     Acxiom Corporation                                                                                      100             2,314
     Automatic Data Processing, Inc.                                                                       1,300            56,953
     BISYS Group, Inc. (*)                                                                                   400             5,800
     Ceridian Corporation (*)                                                                                200             4,276
     FactSet Research Systems, Inc. (+)                                                                      100             3,976
     First Data Corporation                                                                                1,700            77,163
     Fiserv, Inc. (*)                                                                                        750            27,420
     Global Payments, Inc.                                                                                   100             4,798
     IMS Health, Inc.                                                                                      1,000            25,250
     Total System Services, Inc. (+)                                                                         100             2,220
                                                                                                                      ------------
                                                                                                                           210,170
                                                                                                                      ------------
     EDUCATIONAL SERVICES - 0.0%
     ITT Educational Services, Inc. (*)                                                                      200             8,066
                                                                                                                      ------------

     ELECTRIC UTILITIES - 0.1%
     AES Corporation (*)                                                                                   1,600            13,872
                                                                                                                      ------------

     ELECTRICAL EQUIPMENT - 5.4%
     Energizer Holdings, Inc. (*)                                                                            500            21,650
     General Electric Company                                                                             36,200         1,084,190
     Kla-Tencor Corporation (*)                                                                              800            33,336
                                                                                                                      ------------
                                                                                                                         1,139,176
                                                                                                                      ------------

DLB ENHANCED INDEX GROWTH FUND

PORTFOLIO OF INVESTMENTS  (UNAUDITED) CONTINUED
APRIL 30, 2004

----------------------------------------------------------------------------------------------------------------------------------

                  ISSUER                                                                               SHARES             VALUE
     ELECTRONICS - 0.7%
     Amphenol Corporation Cl. A (*)                                                                          700      $     22,127
     Arrow Electronics, Inc. (*)                                                                           1,100            27,808
     Emerson Electric Company                                                                                200            12,044
     JDS Uniphase Corporation (*)(+)                                                                       5,100            15,504
     LSI Logic Corporation (*)                                                                             1,500            11,160
     Microchip Technology, Inc.                                                                              900            25,218
     Molex, Inc.                                                                                             400            11,912
     Rockwell Collins, Inc.                                                                                  400            12,900
     Sanmina-SCI Corporation (*)                                                                             900             9,018
                                                                                                                      ------------
                                                                                                                           147,691
                                                                                                                      ------------
     ELECTRONICS/SEMICONDUCTORS - 7.1%
     Advanced Micro Devices, Inc. (*)                                                                      1,000            14,220
     Agere Systems, Inc. Cl. B (*)                                                                         6,200            13,454
     Altera Corporation (*)(+)                                                                             1,900            38,019
     Amkor Technology, Inc. (*)                                                                              400             3,232
     Analog Devices, Inc.                                                                                  1,400            59,640
     Applied Materials, Inc. (*)                                                                           6,700           122,141
     Atmel Corporation (*)                                                                                 1,700             9,928
     Broadcom Corporation Cl. A (*)                                                                          800            30,208
     Cree, Inc. (*)(+)                                                                                     2,200            40,810
     Cypress Semiconductor Corporation (*)(+)                                                                600             8,382
     Fairchild Semiconductor International, Inc. Cl. A (*)                                                 2,100            40,887
     Integrated Circuit Systems, Inc. (*)                                                                    200             4,752
     Integrated Device Technology, Inc. (*)                                                                  800            10,760
     Intel Corporation                                                                                    25,400           653,542
     International Rectifier Corporation (*)                                                                 300            11,892
     Intersil Corporation Cl. A                                                                              200             3,950
     Linear Technology Corporation                                                                         1,200            42,756
     Maxim Integrated Products, Inc.                                                                       1,300            59,787
     MEMC Electronics Materials, Inc. (*)                                                                  1,400            11,158
     Micron Technology, Inc. (*)                                                                             900            12,258
     National Semiconductor Corporation (*)                                                                  600            24,474
     Novellus Systems, Inc. (*)                                                                              400            11,584
     NVIDIA Corporation (*)                                                                                  500            10,270
     PMC-Sierra, Inc. (*)(+)                                                                                 700             8,505
     Qlogic Corporation (*)                                                                                  400            10,796
     Rambus Inc. (*)                                                                                         400             7,452
     Silicon Laboratories, Inc. (*)(+)                                                                       100             4,715
     Texas Instruments, Inc.                                                                               6,900           173,190
     Xilinx, Inc. (*)                                                                                      1,600            53,808
                                                                                                                      ------------
                                                                                                                         1,496,570
                                                                                                                      ------------
     ENTERTAINMENT & LEISURE - 0.4%
     Blockbuster, Inc. Cl. A (+)                                                                             100             1,655
     Harrah's Entertainment, Inc.                                                                            400            21,272
     Mattel, Inc.                                                                                            200             3,392
     Polaris Industries, Inc.                                                                                200             8,580
     Station Casinos, Inc.                                                                                   100             4,508
     Walt Disney Company (The)                                                                             2,200            50,666
                                                                                                                      ------------
                                                                                                                            90,073
                                                                                                                      ------------

44

DLB ENHANCED INDEX GROWTH FUND

PORTFOLIO OF INVESTMENTS  (UNAUDITED) CONTINUED
APRIL 30, 2004

----------------------------------------------------------------------------------------------------------------------------------

                  ISSUER                                                                               SHARES             VALUE
     FINANCIAL SERVICES - 2.3%
     A.G. Edwards, Inc.                                                                                      800      $     29,272
     American Express Company                                                                              2,900           141,955
     Ameritrade Holding Corporation Cl. A (*)                                                              1,400            17,136
     Doral Financial Corporation (Puerto Rico)                                                             1,600            52,464
     E Trade Financial Corporation (*)(+)                                                                    900            10,224
     Eaton Vance Corporation                                                                                 200             7,302
     Federated Investors, Inc. Cl. B                                                                         100             2,940
     Friedman Billings Ramsey Group, Inc. Cl. A                                                            2,100            38,850
     IndyMac Bancorp, Inc.                                                                                   800            25,728
     Investors Financial Services Corporation                                                                400            15,548
     Jefferies Group, Inc.                                                                                   500            17,050
     LaBranche & Company, Inc.                                                                               600             5,862
     Legg Mason, Inc. (+)                                                                                    200            18,412
     Morgan Stanley                                                                                          700            35,973
     Nuveen Investments, Inc. Cl. A                                                                          100             2,563
     Schwab (Charles) & Company, Inc.                                                                      1,600            16,464
     SEI Investments Company                                                                                 300             8,856
     SLM Corporation                                                                                         600            22,986
     T. Rowe Price Group, Inc.                                                                               300            15,384
     Waddell & Reed Financial, Inc. Cl. A                                                                    300             6,669
                                                                                                                      ------------
                                                                                                                           491,638
                                                                                                                      ------------
     FOOD RETAILERS - 0.1%
     Whole Foods Market, Inc. (+)                                                                            200            15,998
                                                                                                                      ------------

     HEALTH CARE PROVIDERS - 2.3%
     Apria Healthcare Group, Inc. (*)(+)                                                                   2,000            57,680
     Caremark Rx, Inc. (*)(+)                                                                              1,300            44,005
     Coventry Health Care, Inc. (*)                                                                        1,250            52,300
     DaVita, Inc. (*)                                                                                        100             5,110
     Express Scripts, Inc. Cl. A (*)                                                                         200            15,468
     First Health Group Corporation (*)(+)                                                                   300             5,010
     HCA, Inc.                                                                                               800            32,504
     Health Management Associates, Inc. Cl. A                                                                100             2,313
     Laboratory Corporation of America Holdings (*)                                                          500            19,870
     Lincare Holdings, Inc. (*)                                                                              500            17,365
     Manor Care, Inc.                                                                                        100             3,244
     UnitedHealth Group, Inc.                                                                              2,746           168,824
     Universal Health Services, Inc. Cl. B (+)                                                               200             8,780
     Wellpoint Health Networks, Inc. (*)                                                                     500            55,845
                                                                                                                      ------------
                                                                                                                           488,318
                                                                                                                      ------------
     HEAVY CONSTRUCTION - 0.3%
     Centex Corporation                                                                                      600            28,770
     Lennar Corporation Cl. A                                                                                500            23,425
                                                                                                                      ------------
                                                                                                                            52,195
                                                                                                                      ------------
     HEAVY MACHINERY - 1.2%
     American Standard Companies, Inc. (*)(+)                                                                200            21,038
     Baker Hughes, Inc.                                                                                    1,000            36,680
     Black & Decker Corporation                                                                              500            28,925
     Cooper Cameron Corporation (*)                                                                          100             4,835
     Dover Corporation                                                                                       100             4,003
     FMC Technologies, Inc. (*)                                                                              300             8,175

DLB ENHANCED INDEX GROWTH FUND

PORTFOLIO OF INVESTMENTS  (UNAUDITED) CONTINUED
APRIL 30, 2004

----------------------------------------------------------------------------------------------------------------------------------

                  ISSUER                                                                               SHARES             VALUE
     HEAVY MACHINERY - CONTINUED
     Graco, Inc.                                                                                             300      $      8,460
     Grant Prideco, Inc. (*)                                                                                 300             4,575
     National-Oilwell, Inc. (*)(+)                                                                           100             2,792
     Pall Corporation                                                                                        400             9,512
     Smith International, Inc. (*)(+)                                                                        300            16,425
     United Technologies Corporation                                                                         900            77,634
     Varian Medical Systems, Inc. (*)                                                                        300            25,752
                                                                                                                      ------------
                                                                                                                           248,806
                                                                                                                      ------------
     HOME CONSTRUCTION, FURNISHINGS & APPLIANCES - 0.7%
     D.R. Horton, Inc.                                                                                       850            24,480
     Harman International Industries, Inc.                                                                   100             7,585
     Hillenbrand Industries, Inc.                                                                            100             6,750
     La-Z-Boy, Inc.                                                                                          900            18,756
     Maytag Corporation                                                                                      500            13,950
     Newell Rubbermaid, Inc.                                                                                 500            11,820
     NVR, Inc. (*)(+)                                                                                        100            45,100
     Whirlpool Corporation                                                                                   200            13,102
                                                                                                                      ------------
                                                                                                                           141,543
                                                                                                                      ------------
     HOUSEHOLD PRODUCTS - 0.1%
     Clorox Company (The)                                                                                    300            15,534
                                                                                                                      ------------

     INDUSTRIAL - 0.2%
     SPX Corporation                                                                                         700            31,045
                                                                                                                      ------------

     INFORMATION RETRIEVAL SERVICES - 0.5%
     Avocent Corporation (*)                                                                                 200             6,418
     Interactive Data Corporation (*)                                                                        100             1,672
     Yahoo!, Inc. (*)                                                                                      2,100           105,966
                                                                                                                      ------------
                                                                                                                           114,056
                                                                                                                      ------------
     INSURANCE - 3.6%
     Aetna, Inc.                                                                                             500            41,375
     AFLAC, Inc.                                                                                           1,100            46,453
     AMBAC Financial Group, Inc.                                                                             100             6,900
     American International Group, Inc.                                                                    4,000           286,600
     Anthem, Inc. (*)(+)                                                                                     412            36,495
     Arthur J. Gallagher & Company                                                                           300             9,669
     Brown & Brown, Inc.                                                                                     100             3,901
     HCC Insurance Holdings, Inc.                                                                            100             3,202
     Health Net, Inc. (*)                                                                                    500            12,720
     Marsh & McLennan Companies, Inc.                                                                      1,800            81,180
     Oxford Health Plans, Inc.                                                                               500            27,220
     Progressive Corporation                                                                               1,100            96,272
     Transatlantic Holdings, Inc.                                                                            400            35,800
     W.R. Berkley Corporation                                                                              1,600            64,800
     WellChoice, Inc. (*)                                                                                    100             4,240
                                                                                                                      ------------
                                                                                                                           756,827
                                                                                                                      ------------
     LODGING - 0.6%
     Hilton Hotels Corporation                                                                               600            10,494
     Mandalay Resort Group                                                                                   100             5,745
     Marriott International, Inc. Cl. A                                                                      500            23,580

DLB ENHANCED INDEX GROWTH FUND

PORTFOLIO OF INVESTMENTS  (UNAUDITED) CONTINUED
APRIL 30, 2004

----------------------------------------------------------------------------------------------------------------------------------

                  ISSUER                                                                               SHARES             VALUE
     LODGING - CONTINUED
     MGM Mirage, Inc. (*)                                                                                  1,500      $     68,715
     Starwood Hotels & Resorts Worldwide, Inc.                                                               200             7,958
                                                                                                                      ------------
                                                                                                                           116,492
     MANUFACTURING - 1.8%
     3M Company                                                                                            2,700           233,496
     Danaher Corporation                                                                                     400            37,008
     Illinois Tool Works, Inc.                                                                               600            51,726
     ITT Industries, Inc.                                                                                    300            23,787
     Lam Research Corporation (*)                                                                            700            15,498
     Pentair, Inc.                                                                                           400            23,836
                                                                                                                      ------------
                                                                                                                           385,351
                                                                                                                      ------------
     MEDIA - BROADCASTING & PUBLISHING - 1.2%
     Comcast Corporation Cl. A (*)                                                                           900            27,090
     DIRECTV Group, Inc. (The)(*)                                                                            800            14,320
     Dow Jones & Company, Inc.                                                                               200             9,218
     Fox Entertainment Group, Inc. Cl. A (*)                                                                 100             2,785
     Harte-Hanks, Inc.                                                                                       100             2,396
     McGraw-Hill Companies, Inc. (The)                                                                       900            70,974
     Meredith Corporation                                                                                    100             5,094
     New York Times Company Cl. A                                                                            100             4,581
     Radio One, Inc. Cl. D (*)                                                                               100             1,896
     Univision Communications, Inc. Cl. A (*)                                                                400            13,540
     Viacom, Inc. Cl. B                                                                                    2,500            96,625
     Westwood One, Inc. (*)                                                                                  200             5,908
     Wiley (John) & Sons, Inc. Cl. A                                                                         200             6,120
                                                                                                                      ------------
                                                                                                                           260,547
                                                                                                                      ------------
     MEDICAL SUPPLIES - 4.3%
     Agilent Technologies, Inc. (*)                                                                          100             2,701
     Allergan, Inc.                                                                                          500            44,025
     Apogent Technologies, Inc. (*)(+)                                                                       100             3,242
     Applera Corporation - Applied Biosystems Group                                                        1,100            20,427
     Baxter International, Inc.                                                                            2,400            75,960
     Beckman Coulter, Inc.                                                                                   400            22,336
     Becton Dickinson & Company                                                                              800            40,440
     Biomet, Inc.                                                                                            700            27,650
     Boston Scientific Corporation (*)                                                                     2,500           102,975
     C.R. Bard, Inc.                                                                                         200            21,254
     Dentsply International, Inc.                                                                            350            16,961
     Edwards Lifesciences Corporation (*)                                                                    200             6,892
     Fisher Scientific International, Inc. (*)(+)                                                            200            11,710
     Guidant Corporation                                                                                     400            25,204
     Medtronic, Inc.                                                                                       4,100           206,886
     Mettler-Toledo International, Inc. (Switzerland)(*)                                                     100             4,482
     Millipore Corporation (*)                                                                               100             5,243
     Patterson Dental Company (*)(+)                                                                         100             7,370
     Respironics, Inc. (*)                                                                                   500            26,205
     St. Jude Medical, Inc. (*)                                                                              100             7,626
     STERIS Corporation (*)                                                                                3,100            68,696
     Stryker Corporation                                                                                     500            49,465
     Tektronix, Inc.                                                                                         705            20,868
     Teradyne, Inc. (*)                                                                                      900            18,342

DLB ENHANCED INDEX GROWTH FUND

PORTFOLIO OF INVESTMENTS  (UNAUDITED) CONTINUED
APRIL 30, 2004

----------------------------------------------------------------------------------------------------------------------------------

                  ISSUER                                                                               SHARES             VALUE
     MEDICAL SUPPLIES - CONTINUED
     Thermo Electron Corporation (*)                                                                         100      $      2,920
     Triad Hospitals, Inc. (*)                                                                               100             3,401
     Waters Corporation (*)                                                                                  400            17,260
     Zimmer Holdings, Inc. (*)                                                                               500            39,925
                                                                                                                      ------------
                                                                                                                           900,466
                                                                                                                      ------------
     METALS - 0.2%
     Freeport-McMoRan Copper & Gold, Inc.                                                                    300             9,150
     Newmont Mining Corporation                                                                              200             7,480
     Phelps Dodge Corporation (*)                                                                            100             6,583
     Southern Peru Copper Corporation                                                                        800            23,224
     Worthington Industries, Inc.                                                                            100             1,805
                                                                                                                      ------------
                                                                                                                            48,242
                                                                                                                      ------------
     NATIONAL COMMERCIAL BANKS - 0.5%
     Bank of New York Company, Inc. (The)                                                                    400            11,656
     First Horizon National Corporation                                                                      100             4,396
     Mellon Financial Corporation                                                                            600            17,784
     Popular, Inc. (Puerto Rico)                                                                             200             8,400
     SouthTrust Corporation                                                                                  200             6,216
     State Street Corporation                                                                                200             9,760
     Synovus Financial Corporation                                                                         1,000            23,870
     TCF Financial Corporation                                                                               100             4,955
     Wells Fargo & Company                                                                                   400            22,584
                                                                                                                      ------------
                                                                                                                           109,621
                                                                                                                      ------------
     OIL & GAS - 0.6%
     Anadarko Petroleum Corporation                                                                          400            21,432
     BJ Services Company (*)(+)                                                                              500            22,250
     Chesapeake Energy Corporation                                                                         2,400            33,000
     EOG Resources, Inc.                                                                                     400            19,700
     Key Energy Services, Inc. (*)                                                                           300             3,198
     Kinder Morgan, Inc.                                                                                     300            18,063
     Newfield Exploration Company (*)                                                                        100             5,268
     Patterson-UTI Energy, Inc. (*)                                                                          300            10,857
     XTO Energy, Inc.                                                                                        100             2,670
                                                                                                                      ------------
                                                                                                                           136,438
                                                                                                                      ------------
     PHARMACEUTICALS - 17.3%
     Abbott Laboratories                                                                                   6,100           268,522
     AmerisourceBergen Corporation                                                                           174            10,073
     Amgen, Inc. (*)                                                                                       3,600           202,572
     Andrx Corporation (*)(+)                                                                                200             4,576
     Barr Pharmaceuticals (*)                                                                                225             9,319
     Bio-Rad Laboratories, Inc. Cl. A (*)                                                                    100             5,860
     Bristol-Myers Squibb Company                                                                          3,800            95,380
     Cardinal Health, Inc.                                                                                 1,300            95,225
     Cephalon, Inc. (*)(+)                                                                                   200            11,382
     Charles River Laboratories International, Inc. (*)(+)                                                   200             9,200
     Eli Lilly & Company                                                                                   3,400           250,954
     Endo Pharmaceutical Holdings, Inc. (*)                                                                  200             4,774
     Forest Laboratories, Inc. (*)                                                                           100             6,448
     Genentech, Inc. (*)                                                                                   1,200           147,360
     Henry Schein, Inc. (*)                                                                                  100             7,047

48

DLB ENHANCED INDEX GROWTH FUND

PORTFOLIO OF INVESTMENTS  (UNAUDITED) CONTINUED
APRIL 30, 2004

----------------------------------------------------------------------------------------------------------------------------------

                  ISSUER                                                                               SHARES             VALUE
     PHARMACEUTICALS - CONTINUED
     IDEXX Laboratories, Inc. (*)                                                                            200      $     12,252
     ImClone Systems (*)                                                                                     100             6,688
     IVAX Corporation (*)(+)                                                                                 500            10,650
     Johnson & Johnson                                                                                    13,200           713,196
     King Pharmaceuticals, Inc. (*)                                                                          300             5,175
     McKesson Corporation                                                                                    600            19,716
     Merck & Company, Inc.                                                                                 5,800           272,600
     Mylan Laboratories, Inc.                                                                              1,150            26,347
     Pfizer, Inc.                                                                                         30,700         1,097,832
     Pharmaceutical Resources, Inc. (*)                                                                    1,400            56,420
     Protein Design Labs, Inc. (*)                                                                           900            22,032
     Sigma Aldrich Corporation                                                                               200            11,328
     Valeant Pharmaceuticals International                                                                   200             4,620
     Watson Pharmaceutical, Inc. (*)                                                                         700            24,927
     Wyeth                                                                                                 6,400           243,648
                                                                                                                      ------------
                                                                                                                         3,656,123
                                                                                                                      ------------
     PREPACKAGED SOFTWARE - 6.7%
     Adobe Systems, Inc.                                                                                   1,200            49,608
     BEA Systems, Inc. (*)(+)                                                                              1,400            15,974
     BMC Software, Inc. (*)                                                                                  800            13,840
     Brocade Communications Systems, Inc. (*)                                                                500             2,675
     Citrix Systems, Inc. (*)                                                                              1,000            19,050
     Computer Associates International, Inc. (+)                                                           1,400            37,534
     Compuware Corporation (*)                                                                             1,000             7,650
     DST Systems, Inc. (*)                                                                                 1,100            48,565
     Fair Isaac Corporation                                                                                  300            10,116
     Intuit, Inc. (*)                                                                                        700            29,729
     Microsoft Corporation                                                                                31,700           823,249
     Network Associates, Inc. (*)                                                                            500             7,840
     Novell, Inc. (*)                                                                                        600             5,784
     Oracle Corporation (*)                                                                               15,100           169,422
     PeopleSoft, Inc. (*)                                                                                    500             8,440
     Pixar, Inc. (*)(+)                                                                                      100             6,830
     Siebel Systems, Inc. (*)                                                                                900             9,252
     Sungard Data Systems, Inc. (*)                                                                        1,100            28,677
     Symantec Corporation (*)                                                                              1,600            72,080
     Veritas Software Corporation (*)                                                                      1,600            42,672
                                                                                                                      ------------
                                                                                                                         1,408,987
                                                                                                                      ------------
     REAL ESTATE - 0.1%
     Chelsea Property Group, Inc. REIT                                                                       500            25,500
     Cousins Properties, Inc. REIT                                                                           100             2,812
                                                                                                                      ------------
                                                                                                                            28,312
                                                                                                                      ------------
     RESTAURANTS - 0.6%
     Applebee's International, Inc.                                                                          300            11,634
     Aramark Corporation Cl. B                                                                               300             8,580
     Brinker International, Inc. (*)                                                                         400            15,384
     CBRL Group, Inc.                                                                                        100             3,755
     Darden Restaurants, Inc.                                                                                600            13,596
     Outback Steakhouse, Inc.                                                                                200             8,786
     Ruby Tuesday, Inc.                                                                                      300             8,976
     Yum! Brands, Inc. (*)                                                                                 1,700            65,943
                                                                                                                      ------------
                                                                                                                           136,654
                                                                                                                      ------------

DLB ENHANCED INDEX GROWTH FUND

PORTFOLIO OF INVESTMENTS  (UNAUDITED) CONTINUED
APRIL 30, 2004

----------------------------------------------------------------------------------------------------------------------------------

                  ISSUER                                                                               SHARES             VALUE
     RETAILERS - 9.1%
     Advance Auto Parts, Inc. (*)                                                                            200      $      8,630
     Amazon.com, Inc. (*)(+)                                                                                 800            34,768
     AutoZone, Inc. (*)(+)                                                                                   400            35,028
     Barnes & Noble, Inc. (*)                                                                                100             2,987
     Bed Bath & Beyond, Inc. (*)                                                                           1,100            40,832
     Best Buy Company, Inc.                                                                                1,400            75,950
     Big Lots, Inc. (*)(+)                                                                                   200             2,832
     Borders Group, Inc.                                                                                   2,500            59,925
     Costco Wholesale Corporation (*)                                                                        600            22,470
     Dollar General Corporation                                                                            1,100            20,636
     Dollar Tree Stores, Inc. (*)                                                                            200             5,396
     Family Dollar Stores, Inc.                                                                              500            16,070
     Fastenal Company                                                                                        200            10,974
     Home Depot, Inc. (The)                                                                               11,200           394,128
     Lowe's Companies, Inc.                                                                                2,900           150,974
     Marvel Enterprises, Inc. (*)(+)                                                                         150             2,849
     Michaels Stores, Inc.                                                                                   800            40,024
     MSC Industrial Direct Company, Inc. Cl. A                                                               100             2,866
     O'Reilly Automotive, Inc. (*)                                                                           100             4,489
     PETsMART, Inc.                                                                                          500            13,850
     Pier 1 Imports, Inc.                                                                                    300             6,198
     RadioShack Corporation                                                                                1,400            43,064
     Rite Aid Corporation (*)                                                                                700             3,430
     Staples, Inc.                                                                                         1,900            48,944
     Target Corporation                                                                                    3,500           151,795
     Tiffany & Company                                                                                       200             7,800
     TJX Companies, Inc.                                                                                   2,000            49,140
     Walgreen Company                                                                                      1,900            65,512
     Wal-Mart Stores, Inc.                                                                                10,300           587,100
     Williams-Sonoma, Inc. (*)(+)                                                                            200             6,496
     Xerox Corporation (*)(+)                                                                                500             6,715
                                                                                                                      ------------
                                                                                                                         1,921,872
                                                                                                                      ------------
     STATE COMMERCIAL BANKS - 0.3%
     Fifth Third Bancorp                                                                                   1,100            59,026
     First Bancorp Puerto Rico (Puerto Rico)                                                                 100             3,686
     North Fork Bancorporation                                                                               200             7,424
                                                                                                                      ------------
                                                                                                                            70,136
                                                                                                                      ------------
     TELEPHONE SYSTEMS - 0.2%
     ADTRAN, Inc.                                                                                            200             4,902
     Nextel Partners, Inc. Cl. A (*)                                                                         300             4,005
     West Corporation (*)                                                                                  1,000            24,430
                                                                                                                      ------------
                                                                                                                            33,337
                                                                                                                      ------------
     TELEPHONE UTILITIES - 0.0%
     Qwest Communications International, Inc. (*)(+)                                                         900             3,618
                                                                                                                      ------------

     TEXTILES, CLOTHING & FABRICS - 0.4%
     Coach, Inc. (*)                                                                                         700            29,820
     Mohawk Industries, Inc. (*)                                                                             100             7,714
     Nike, Inc. Cl. B                                                                                        600            43,170
     Reebok International Ltd. (+)                                                                           100             3,638
                                                                                                                      ------------
                                                                                                                            84,342
                                                                                                                      ------------

50

DLB ENHANCED INDEX GROWTH FUND

PORTFOLIO OF INVESTMENTS  (UNAUDITED) CONTINUED
APRIL 30, 2004

----------------------------------------------------------------------------------------------------------------------------------

                  ISSUER                                                                               SHARES             VALUE
     TRANSPORTATION - 1.2%
     C.H. Robinson Worldwide, Inc.                                                                           100      $      4,104
     Expeditors International Washington, Inc.                                                               200             8,038
     FedEx Corporation                                                                                       700            50,337
     J.B. Hunt Transport Services, Inc. (*)                                                                1,600            50,656
     United Parcel Service, Inc. Cl. B                                                                     2,000           140,300
                                                                                                                      ------------
                                                                                                                           253,435
                                                                                                                      ------------

     TOTAL COMMON STOCKS (identified cost, $20,367,897)                                                                 21,164,559


                                                                                                       PRINCIPAL
                                                                                                   AMOUNT/SHARES
     SECURITY LENDING COLLATERAL - 5.4%
     Bank Of Montreal, 1.02%, due 05/21/04                                                          $    366,302           366,302
     Credit Agricole Indosuez Bank, 1.02%, due 05/12/04                                                  225,553           225,553
     Den Danske Bank, 1.02%, due 05/18/04                                                                 93,980            93,980
     Goldman Sachs Financial Square Prime Obligations Money Market Fund                                  225,553           225,553
     Merrill Lynch Premier Institutional Money Market Fund                                                12,007            12,007
     Merrimac Money Market Fund                                                                          131,573           131,573
     Morgan Stanley Dean Witter & Company, 1.08%, due 05/03/04                                            93,980            93,980
                                                                                                                      ------------

     TOTAL SECURITY LENDING COLLATERAL (identified cost, $1,148,948)                                                     1,148,948

     REPURCHASE AGREEMENT - 0.6%
     Investors Bank & Trust Repurchase Agreement, 0.71%, dated 04/30/04, $118,708 due on
       05/03/04 (secured by Federal Government Agency, 4.20%, due on 04/01/34, with value of
       $124,636), at cost                                                                                118,701           118,701
                                                                                                                      ------------

     TOTAL INVESTMENTS (identified cost, $21,635,546)                                                                   22,432,208

     Other assets, less liabilities - (6.1%)                                                                            (1,284,373)
                                                                                                                      ------------

     NET ASSETS - 100%                                                                                                $ 21,147,835
                                                                                                                      ============

  REIT  Real Estate Investment Trust
  (*)   Non-income producing security
  (+)   Denotes all or a portion of security on loan

See notes to financial statements.

DLB ENHANCED INDEX VALUE FUND

PORTFOLIO OF INVESTMENTS  (UNAUDITED)
APRIL 30, 2004

----------------------------------------------------------------------------------------------------------------------------------

     COMMON STOCKS - 101.3%

                  ISSUER                                                                               SHARES             VALUE
     AEROSPACE & DEFENSE - 2.0%
     Alliant Techsystems, Inc. (*)(+)                                                                        100      $      5,929
     Boeing Company (The)                                                                                  1,400            59,766
     General Dynamics Corporation                                                                          1,000            93,620
     Goodrich Corporation                                                                                    700            20,153
     Honeywell International, Inc.                                                                         4,700           162,526
     Lockheed Martin Corporation                                                                           1,100            52,470
     Northrop Grumman Corporation                                                                            900            89,325
     Raytheon Company                                                                                      2,300            74,198
     Textron, Inc.                                                                                         1,100            60,698
                                                                                                                      ------------
                                                                                                                           618,685
                                                                                                                      ------------
     AIRLINES - 0.1%
     Southwest Airlines Company                                                                            1,300            18,564
                                                                                                                      ------------

     APPAREL RETAILERS - 0.3%
     Claire's Stores, Inc.                                                                                   100             2,038
     Limited Brands, Inc.                                                                                  2,400            49,536
     Nordstrom, Inc.                                                                                         700            24,941
                                                                                                                      ------------
                                                                                                                            76,515
                                                                                                                      ------------
     AUTOMOTIVE - 1.1%
     American Axle & Manufacturing Holdings, Inc. (*)                                                        100             3,847
     ArvinMeritor, Inc.                                                                                      400             8,276
     Autoliv, Inc.                                                                                           400            17,012
     AutoNation, Inc. (*)                                                                                  1,389            23,641
     BorgWarner, Inc.                                                                                        100             8,194
     Dana Corporation                                                                                      1,200            24,192
     Delphi Corporation                                                                                    2,600            26,520
     Ford Motor Company                                                                                    9,600           147,456
     Genuine Parts Company (+)                                                                             1,000            35,800
     Navistar International Corporation (*)                                                                  100             4,515
     Paccar, Inc.                                                                                            900            50,814
                                                                                                                      ------------
                                                                                                                           350,267
                                                                                                                      ------------
     BANKING - 9.3%
     American Capital Strategies Ltd. (+)                                                                  2,800            73,500
     AmeriCredit Corporation (*)(+)                                                                        3,000            48,630
     Astoria Financial Corporation                                                                         1,600            55,072
     Capital One Financial Corporation                                                                       700            45,871
     Charter One Financial, Inc.                                                                           1,397            46,618
     Citigroup, Inc.                                                                                      29,500         1,418,655
     Freddie Mac                                                                                           3,100           181,040
     Golden West Financial Corporation                                                                       700            73,577
     Greenpoint Financial Corporation                                                                      1,400            54,600
     Independence Community Bank Corporation                                                               1,900            69,217
     MBNA Corporation                                                                                      1,800            43,884
     New York Community Bancorp, Inc.                                                                      2,110            52,898
     Peoples Bank                                                                                            100             4,221
     Providian Financial Corporation (*)                                                                   1,600            19,408
     Sovereign Bancorp, Inc.                                                                               1,900            37,962
     U.S. Bancorp                                                                                         13,300           341,012

52

DLB ENHANCED INDEX VALUE FUND

PORTFOLIO OF INVESTMENTS  (UNAUDITED) CONTINUED
APRIL 30, 2004

----------------------------------------------------------------------------------------------------------------------------------

                  ISSUER                                                                               SHARES             VALUE
     BANKING - CONTINUED
     Washington Federal, Inc.                                                                                520      $     12,147
     Washington Mutual, Inc.                                                                               7,000           275,730
     Webster Financial Corporation                                                                           300            13,050
                                                                                                                      ------------
                                                                                                                         2,867,092
                                                                                                                      ------------
     BEVERAGES, FOOD & TOBACCO - 4.9%
     Adolph Coors Company Cl. B (+)                                                                          853            56,051
     Altria Group, Inc.                                                                                    8,900           492,882
     Archer-Daniels-Midland Company                                                                        2,900            50,924
     Brown Forman Corporation                                                                                300            14,058
     Campbell Soup Company                                                                                   500            13,815
     Coca-Cola Company (The)                                                                               1,400            70,798
     Coca-Cola Enterprises, Inc. (+)                                                                       1,000            27,000
     ConAgra Foods, Inc.                                                                                   3,000            86,670
     Constellation Brands, Inc. Cl. A (*)                                                                    300             9,939
     Dean Foods Company (*)                                                                                  800            26,864
     Del Monte Foods Company (*)                                                                             400             4,424
     General Mills, Inc.                                                                                     700            34,125
     H.J. Heinz Company                                                                                      900            34,371
     Hershey Foods Corporation                                                                               100             8,889
     Hormel Foods Corporation                                                                                400            12,196
     J.M. Smucker Company (The)                                                                              100             5,230
     Kellogg Company (+)                                                                                     700            30,030
     Kraft Foods, Inc. Cl. A                                                                                 700            23,037
     Loews Corporation - Carolina Group                                                                    3,500            91,840
     Pepsi Bottling Group, Inc. (The)                                                                      2,126            62,228
     PepsiAmericas, Inc.                                                                                   1,700            34,051
     PepsiCo, Inc.                                                                                           600            32,694
     R.J. Reynolds Tobacco Holdings, Inc.                                                                    900            58,293
     Safeway, Inc. (*)(+)                                                                                  2,400            55,080
     Sara Lee Corporation                                                                                  3,200            73,856
     Smithfield Foods, Inc. (*)                                                                              400            10,640
     SuperValu, Inc.                                                                                         700            21,553
     Tyson Foods, Inc. Cl. A                                                                               3,200            59,968
     UST, Inc.                                                                                               300            11,163
                                                                                                                      ------------
                                                                                                                         1,512,669
                                                                                                                      ------------
     BUILDING MATERIALS - 0.5%
     Florida Rock Industries, Inc. (+)                                                                     1,450            57,695
     Lafarge North America, Inc.                                                                             300            13,275
     Martin Marietta Materials, Inc.                                                                         300            12,975
     Masco Corporation                                                                                     1,800            50,418
     Vulcan Materials Company (+)                                                                            600            27,744
                                                                                                                      ------------
                                                                                                                           162,107
                                                                                                                      ------------
     CHEMICALS & PLASTICS - 2.2%
     Air Products & Chemicals, Inc.                                                                        1,400            69,734
     Cabot Corporation                                                                                       400            13,520
     Cytec Industries, Inc.                                                                                  300            11,796
     Dow Chemical Company (The)                                                                            4,900           194,481
     E.I. du Pont de Nemours and Company                                                                   2,500           107,375
     Eastman Chemical Company (+)                                                                            300            12,771
     Engelhard Corporation                                                                                   900            26,136

DLB ENHANCED INDEX VALUE FUND

PORTFOLIO OF INVESTMENTS  (UNAUDITED) CONTINUED
APRIL 30, 2004

----------------------------------------------------------------------------------------------------------------------------------

                  ISSUER                                                                               SHARES             VALUE
     CHEMICALS & PLASTICS - CONTINUED
     International Flavors & Fragrances, Inc.                                                                100      $      3,625
     Lubrizol Corporation                                                                                    300             9,540
     Monsanto Company                                                                                      1,600            55,344
     PPG Industries, Inc.                                                                                  1,100            65,241
     Praxair, Inc.                                                                                         1,400            51,170

     Rohm & Haas Company                                                                                     900            34,902
     RPM, Inc.                                                                                               800            12,064
     Scotts Company (The) Cl. A (*)                                                                          100             6,595
                                                                                                                      ------------
                                                                                                                           674,294
                                                                                                                      ------------
     COAL - 0.0%
     Peabody Energy Corporation                                                                              200             9,378
                                                                                                                      ------------

     COMMERCIAL SERVICES - 1.7%
     Allied Waste Industries, Inc. (*)                                                                     2,500            31,475
     BearingPoint, Inc. (*)                                                                                  600             6,012
     Cendant Corporation                                                                                   6,200           146,816
     Convergys Corporation (*)                                                                             2,400            34,848
     Equifax, Inc. (+)                                                                                       100             2,451
     Halliburton Company                                                                                     400            11,920
     Manpower, Inc.                                                                                          100             4,690
     Omnicare, Inc. (+)                                                                                      200             8,296
     PerkinElmer, Inc.                                                                                     1,600            30,800
     R.R. Donnelley & Sons Company                                                                         1,200            35,304
     Regis Corporation                                                                                       100             4,342
     Rent-A-Center, Inc. (*)                                                                                 900            26,343
     Republic Services, Inc.                                                                               1,100            31,702
     Ryder System, Inc. (+)                                                                                  400            14,716
     Service Corporation International (*)                                                                 6,700            49,513
     UnitedGlobalCom, Inc. Cl. A (*)(+)                                                                      600             4,488
     Valassis Communications, Inc. (*)                                                                       300             9,270
     Waste Management, Inc.                                                                                1,900            53,960
                                                                                                                      ------------
                                                                                                                           506,946
                                                                                                                      ------------
     COMMUNICATIONS - 1.8%
     American Tower Corporation Cl. A (*)                                                                    300             3,735
     Avaya, Inc. (*)                                                                                       2,800            38,304
     Comverse Technology, Inc. (*)                                                                           400             6,544
     Corning, Inc. (*)                                                                                     3,300            36,399
     Crown Castle International Corporation (*)                                                              200             2,790
     Harris Corporation                                                                                      800            36,040
     L-3 Communications Holdings, Inc.                                                                       100             6,174
     Lucent Technologies, Inc. (*)(+)                                                                     22,400            75,488
     Motorola, Inc.                                                                                       10,300           187,975
     Polycom, Inc. (*)                                                                                     2,300            43,884
     Scientific-Atlanta, Inc.                                                                              1,200            38,868
     Tellabs, Inc. (*)                                                                                     5,017            43,798
     XM Satellite Radio Holdings, Inc. Cl. A (*)(+)                                                        1,000            23,960
                                                                                                                      ------------
                                                                                                                           543,959
                                                                                                                      ------------
     COMPUTER INTEGRATED SYSTEMS DESIGN - 0.3%
     3Com Corporation (*)                                                                                  1,100             6,776
     Autodesk, Inc.                                                                                        1,200            40,200

54

DLB ENHANCED INDEX VALUE FUND

PORTFOLIO OF INVESTMENTS  (UNAUDITED) CONTINUED
APRIL 30, 2004

----------------------------------------------------------------------------------------------------------------------------------

                  ISSUER                                                                               SHARES             VALUE
     COMPUTER INTEGRATED SYSTEMS DESIGN - CONTINUED
     Computer Sciences Corporation (*)                                                                     1,000      $     40,910
     Unisys Corporation (*)                                                                                  400             5,212
                                                                                                                      ------------
                                                                                                                            93,098
                                                                                                                      ------------
     COMPUTER PROGRAMMING SERVICES - 0.0%
     VeriSign, Inc. (*)                                                                                      300             4,839
                                                                                                                      ------------

     COMPUTER RELATED SERVICES - 0.3%

     Checkfree Corporation (*)(+)                                                                            200             6,008
     GTECH Holdings Corporation                                                                            1,100            67,012
     Ingram Micro, Inc. Cl. A (*)                                                                            700             8,365
                                                                                                                      ------------
                                                                                                                            81,385
                                                                                                                      ------------
     COMPUTERS & INFORMATION - 2.9%
     Apple Computer, Inc. (*)                                                                              2,300            59,179
     Hewlett-Packard Company                                                                              16,400           323,080
     Imation Corporation                                                                                     100             3,897
     International Business Machines Corporation                                                           4,700           414,399
     Jabil Circuit, Inc. (*)                                                                                 500            13,195
     Pitney Bowes, Inc.                                                                                      500            21,875
     Solectron Corporation (*)                                                                             3,300            16,170
     Storage Technology Corporation (*)                                                                    1,200            31,524
     Symbol Technologies, Inc.                                                                               200             2,400
                                                                                                                      ------------
                                                                                                                           885,719
                                                                                                                      ------------
     CONTAINERS & PACKAGING - 0.4%
     Ball Corporation                                                                                        100             6,600
     Bemis Company, Inc.                                                                                     600            16,206
     Owens-Illinois, Inc. (*)                                                                              2,500            34,900
     Packaging Corporation of America (*)                                                                    200             4,396
     Pactiv Corporation (*)                                                                                  400             9,180
     Temple-Inland, Inc.                                                                                     900            55,593
                                                                                                                      ------------
                                                                                                                           126,875
                                                                                                                      ------------
     COSMETICS & PERSONAL CARE - 1.2%
     Alberto-Culver Company                                                                                  300            14,148
     Avon Products, Inc.                                                                                     100             8,400
     Colgate-Palmolive Company                                                                               100             5,788
     Gillette Company (The)                                                                                2,200            90,024
     Kimberly-Clark Corporation                                                                            1,600           104,720
     Procter & Gamble Company                                                                              1,500           158,625
                                                                                                                      ------------
                                                                                                                           381,705
                                                                                                                      ------------
     DATA PROCESSING & PREPARATION - 0.3%
     Acxiom Corporation                                                                                      100             2,314
     Affiliated Computer Services, Inc. Cl. A (*)                                                            100             4,850
     Automatic Data Processing, Inc.                                                                         100             4,381
     Ceridian Corporation (*)                                                                                300             6,414
     Deluxe Corporation (+)                                                                                  800            33,048
     Global Payments, Inc.                                                                                   100             4,798
     NCR Corporation (*)                                                                                     600            26,814
                                                                                                                      ------------
                                                                                                                            82,619
                                                                                                                      ------------
     ELECTRIC UTILITIES - 5.2%
     ALLETE, Inc.                                                                                            500            17,275
     Alliant Energy Corporation                                                                              800            19,888
     Ameren Corporation                                                                                    1,000            43,720

DLB ENHANCED INDEX VALUE FUND

PORTFOLIO OF INVESTMENTS  (UNAUDITED) CONTINUED
APRIL 30, 2004

----------------------------------------------------------------------------------------------------------------------------------

                  ISSUER                                                                               SHARES             VALUE
     ELECTRIC UTILITIES - CONTINUED
     American Electric Power Company, Inc.                                                                 2,500      $     76,100
     CenterPoint Energy, Inc. (+)                                                                          1,986            21,429
     Cinergy Corporation                                                                                   1,100            41,734
     Constellation Energy Group, Inc.                                                                      1,000            38,480
     DPL, Inc.                                                                                               700            12,334
     DTE Energy Company                                                                                    1,100            42,922
     Duke Energy Corporation                                                                               5,900           124,254
     Duquesne Light Holdings, Inc.                                                                         4,163            78,140
     Edison International (+)                                                                              2,200            51,480
     Energy East Corporation                                                                                 900            21,195
     Entergy Corporation                                                                                   1,400            76,440
     Exelon Corporation                                                                                    2,100           140,574

     Great Plains Energy, Inc.                                                                               417            13,015
     Hawaiian Electric Industries, Inc.                                                                      200             9,952
     NiSource, Inc.                                                                                        1,700            34,272
     Northeast Utilities                                                                                     700            12,845
     NSTAR                                                                                                   200             9,680
     OGE Energy Corporation                                                                                  400             9,620
     Pepco Holdings, Inc.                                                                                    500             9,470
     PG&E Corporation (*)                                                                                  2,600            71,552
     Pinnacle West Capital Corporation                                                                       500            19,530
     PPL Corporation                                                                                       1,100            47,135
     Progress Energy, Inc. (+)                                                                             1,400            59,878
     Public Service Enterprise Group, Inc.                                                                 1,400            60,060
     Puget Energy, Inc.                                                                                      100             2,196
     Reliant Energy, Inc. (*)                                                                              1,800            14,958
     Scana Corporation                                                                                       700            24,080
     Sempra Energy                                                                                         1,300            41,275
     Southern Company (The)                                                                                4,700           135,172
     TECO Energy, Inc. (+)                                                                                 2,600            33,098
     Texas Genco Holdings, Inc.                                                                            1,125            39,802
     TXU Corporation                                                                                       2,700            92,178
     Wisconsin Energy Corporation                                                                            300             9,420
     WPS Resources Corporation                                                                               100             4,581
     Xcel Energy, Inc.                                                                                     2,700            45,171
                                                                                                                      ------------
                                                                                                                         1,604,905
                                                                                                                      ------------
     ELECTRICAL EQUIPMENT - 0.4%
     Energizer Holdings, Inc. (*)                                                                            300            12,990
     Hubbell, Inc. Cl. B                                                                                   1,600            71,904
     Rockwell Automation, Inc.                                                                               900            29,421
     Teleflex, Inc.                                                                                          200             9,130
                                                                                                                      ------------
                                                                                                                           123,445
                                                                                                                      ------------
     ELECTRONICS - 1.3%
     American Power Conversion Corporation (+)                                                               900            16,794
     Arrow Electronics, Inc. (*)                                                                             400            10,112
     Avnet, Inc. (*)                                                                                         600            12,984
     AVX Corporation                                                                                         200             2,838
     Carlisle Companies, Inc.                                                                                200            11,850
     Emerson Electric Company                                                                              2,100           126,462
     General Motors Corporation (+)                                                                        3,100           147,002
     LSI Logic Corporation (*)                                                                             1,600            11,904

56

DLB ENHANCED INDEX VALUE FUND

PORTFOLIO OF INVESTMENTS  (UNAUDITED) CONTINUED
APRIL 30, 2004

----------------------------------------------------------------------------------------------------------------------------------

                  ISSUER                                                                               SHARES             VALUE
     ELECTRONICS - CONTINUED
     Rockwell Collins, Inc.                                                                                  500      $     16,125
     Sanmina-SCI Corporation (*)                                                                           2,200            22,044
     Vishay Intertechnology, Inc. (*)                                                                      1,200            20,880
                                                                                                                      ------------
                                                                                                                           398,995
                                                                                                                      ------------
     ELECTRONICS/SEMICONDUCTORS - 0.6%
     Advanced Micro Devices, Inc. (*)                                                                      1,200            17,064
     Applied Micro Circuits Corporation (*)                                                                  900             4,005
     Atmel Corporation (*)                                                                                 7,400            43,216
     Cypress Semiconductor Corporation (*)(+)                                                              3,200            44,704
     Fairchild Semiconductor International, Inc. Cl. A (*)                                                   500             9,735
     Integrated Device Technology, Inc. (*)                                                                  600             8,070
     International Rectifier Corporation (*)                                                                 300            11,892
     Micron Technology, Inc. (*)                                                                           1,700            23,154
     National Semiconductor Corporation (*)                                                                  200             8,158
                                                                                                                      ------------
                                                                                                                           169,998
                                                                                                                      ------------
     ENTERTAINMENT & LEISURE - 1.5%
     Blockbuster, Inc. Cl. A (+)                                                                             100             1,655
     Brunswick Corporation                                                                                   400            16,444
     Caesars Entertainment, Inc. (*)                                                                       4,400            58,300
     Eastman Kodak Company (+)                                                                             1,600            41,264
     Harrah's Entertainment, Inc.                                                                          1,200            63,816
     Hasbro, Inc.                                                                                            700            13,223
     Regal Entertainment Group Cl. A                                                                         200             4,358
     Walt Disney Company (The)                                                                            10,700           246,421
                                                                                                                      ------------
                                                                                                                           445,481
                                                                                                                      ------------
     FINANCIAL SERVICES - 6.0%
     A.G. Edwards, Inc.                                                                                      600            21,954
     Allied Capital Corporation (+)                                                                        1,200            28,464
     AMB Property Corporation REIT                                                                           400            12,120
     American Express Company                                                                                700            34,265
     Annaly Mortgage Management, Inc. REIT (+)                                                             1,500            25,950
     Apartment Investment & Management Company Cl. A REIT (+)                                                500            14,085
     AvalonBay Communities, Inc. REIT                                                                        300            14,889
     Bear Stearns Companies, Inc. (The)(+)                                                                   700            56,098
     Boston Properties, Inc. REIT                                                                            400            18,800
     CarrAmerica Realty Corporation REIT                                                                     300             8,553
     CIT Group, Inc.                                                                                       1,500            51,555
     Countrywide Financial Corporation                                                                     1,800           106,740
     Crescent Real Estate Equities Company REIT                                                            2,000            30,940
     Developers Diversified Realty Corporation REIT                                                          400            13,100
     Duke Realty Corporation REIT                                                                            700            20,412
     E Trade Financial Corporation (*)(+)                                                                  1,000            11,360
     Equity Office Properties Trust REIT                                                                   2,200            55,374
     Equity Residential REIT                                                                               1,000            27,460
     Franklin Resources, Inc.                                                                                900            49,347
     Friedman Billings Ramsey Group, Inc. Cl. A                                                            2,100            38,850
     General Growth Properties, Inc. REIT                                                                  1,200            32,532
     Goldman Sachs Group, Inc. (The)                                                                       1,700           164,050
     Host Marriott Corporation REIT (*)                                                                    1,700            20,230
     IndyMac Bancorp, Inc.                                                                                   300             9,648
     iStar Financial, Inc.                                                                                   600            21,324
     Jefferies Group, Inc.                                                                                   200             6,820

DLB ENHANCED INDEX VALUE FUND

PORTFOLIO OF INVESTMENTS  (UNAUDITED) CONTINUED
APRIL 30, 2004

----------------------------------------------------------------------------------------------------------------------------------

                  ISSUER                                                                               SHARES             VALUE
     FINANCIAL SERVICES - CONTINUED
     Kimco Realty Corporation REIT                                                                           500      $     21,370
     Lehman Brothers Holdings, Inc.                                                                        1,500           110,100
     Liberty Property Trust REIT                                                                             400            14,620
     Mack-Cali Realty Corporation REIT                                                                       400            14,940
     Merrill Lynch & Company, Inc.                                                                         5,500           298,265
     Morgan Stanley                                                                                        5,600           287,784
     ProLogis Trust REIT                                                                                     369            10,856
     Public Storage, Inc.                                                                                    300            12,537
     Raymond James Financial, Inc.                                                                         1,500            37,680
     Regency Centers Corporation REIT                                                                        100             3,791
     Rouse Company REIT                                                                                      300            12,990
     Simon Property Group, Inc. REIT                                                                         800            38,568
     T. Rowe Price Group, Inc.                                                                               200            10,256
     Trizec Properties, Inc. REIT                                                                          2,300            32,936
     United Dominion Realty Trust, Inc. REIT                                                                 400             7,180
     Vornado Realty Trust REIT                                                                               400            20,180
                                                                                                                      ------------
                                                                                                                         1,828,973
                                                                                                                      ------------
     FOOD RETAILERS - 0.3%
     Albertson's, Inc. (+)                                                                                 1,300            30,368
     Kroger Company (The)(*)                                                                               2,700            47,250
     Winn-Dixie Stores, Inc. (+)                                                                             500             3,810
                                                                                                                      ------------
                                                                                                                            81,428
                                                                                                                      ------------
     FOREST PRODUCTS & PAPER - 1.0%
     Boise Cascade Corporation                                                                               300            10,119
     Georgia-Pacific Corporation                                                                           2,100            73,710
     International Paper Company                                                                           2,800           112,896
     MeadWestvaco Corporation                                                                              1,100            28,765
     Plum Creek Timber Company, Inc.                                                                       1,000            29,560
     Sonoco Products Company                                                                                 100             2,486
     Weyerhaeuser Company                                                                                  1,000            59,200
                                                                                                                      ------------
                                                                                                                           316,736
                                                                                                                      ------------
     HEALTH CARE PROVIDERS - 0.3%
     Humana, Inc. (*)(+)                                                                                   3,400            55,386
     Manor Care, Inc.                                                                                        600            19,464
     Renal Care Group, Inc. (*)                                                                              100             4,948
     Tenet Healthcare Corporation (*)                                                                      1,000            11,760
     Wellpoint Health Networks, Inc. (*)                                                                     100            11,169
                                                                                                                      ------------
                                                                                                                           102,727
                                                                                                                      ------------
     HEAVY CONSTRUCTION - 0.3%
     Centex Corporation                                                                                      800            38,360
     Hovnanian Enterprises, Inc. (*)                                                                         800            28,776
     Lennar Corporation Cl. A                                                                                600            28,110
                                                                                                                      ------------
                                                                                                                            95,246
                                                                                                                      ------------
     HEAVY MACHINERY - 2.0%
     AGCO Corporation (*)                                                                                    400             7,700
     Baker Hughes, Inc.                                                                                      500            18,340
     Caterpillar, Inc.                                                                                     1,900           147,687
     Cummins, Inc.                                                                                           700            41,867
     Deere & Company                                                                                       1,300            88,452
     Dover Corporation                                                                                     1,000            40,030
     National-Oilwell, Inc. (*)                                                                              100             2,792

58

DLB ENHANCED INDEX VALUE FUND

PORTFOLIO OF INVESTMENTS  (UNAUDITED) CONTINUED
APRIL 30, 2004

----------------------------------------------------------------------------------------------------------------------------------

                  ISSUER                                                                               SHARES             VALUE
     HEAVY MACHINERY - CONTINUED
     Parker-Hannifin Corporation                                                                           1,000      $     55,290
     Stanley Works (The)(+)                                                                                  300            12,753
     Timken Company                                                                                        1,000            22,060
     United Technologies Corporation                                                                       1,700           146,642
     W.W. Grainger, Inc.                                                                                     400            20,960
                                                                                                                      ------------
                                                                                                                           604,573
                                                                                                                      ------------
     HOME CONSTRUCTION, FURNISHINGS & APPLIANCES - 0.9%
     D.R. Horton, Inc.                                                                                     1,400            40,320
     Furniture Brands International, Inc. (+)                                                                300             8,442
     Hillenbrand Industries, Inc.                                                                            100             6,750
     HON Industries, Inc.                                                                                    200             7,402
     KB Home (+)                                                                                             600            41,358
     La-Z-Boy, Inc.                                                                                          200             4,168
     Lear Corporation                                                                                        400            24,248
     Leggett & Platt, Inc.                                                                                   300             6,780
     MDC Holdings, Inc.                                                                                      600            37,074
     Pulte Homes, Inc.                                                                                       800            39,336
     Ryland Group, Inc. (The)                                                                                400            31,580
     Toll Brothers, Inc. (*)(+)                                                                              300            11,871
     Whirlpool Corporation                                                                                   300            19,653
                                                                                                                      ------------
                                                                                                                           278,982
                                                                                                                      ------------
     HOUSEHOLD PRODUCTS - 0.2%
     Clorox Company (The)                                                                                    400            20,712
     Fortune Brands, Inc.                                                                                    300            22,875
     Valspar Corporation (The)                                                                               100             4,965
                                                                                                                      ------------
                                                                                                                            48,552
                                                                                                                      ------------
     INDUSTRIAL - 0.1%
     Blyth, Inc.                                                                                             100             3,251
     SPX Corporation                                                                                         800            35,480
                                                                                                                      ------------
                                                                                                                            38,731
                                                                                                                      ------------
     INSURANCE - 6.7%
     Aetna, Inc.                                                                                             500            41,375
     Allstate Corporation (The)                                                                            6,700           307,530
     AMBAC Financial Group, Inc.                                                                             500            34,500
     American Financial Group, Inc.                                                                          200             6,140
     American International Group, Inc.                                                                    4,800           343,920
     Anthem, Inc. (*)(+)                                                                                     512            45,353
     Aon Corporation                                                                                       1,400            36,484
     Chubb Corporation                                                                                     1,000            69,000
     Cigna Corporation                                                                                     1,000            64,510
     Cincinnati Financial Corporation                                                                        840            34,432
     Fidelity National Financial, Inc.                                                                       700            25,620
     First American Corporation (+)                                                                        1,100            29,832
     Hartford Financial Services Group, Inc. (The)                                                         1,900           116,052
     HCC Insurance Holdings, Inc.                                                                            200             6,404
     Health Net, Inc. (*)                                                                                    200             5,088
     Jefferson-Pilot Corporation                                                                             800            39,672
     Lincoln National Corporation (+)                                                                      1,400            62,832
     Loews Corporation                                                                                     1,000            58,028
     MBIA, Inc. (+)                                                                                          850            50,056

DLB ENHANCED INDEX VALUE FUND

PORTFOLIO OF INVESTMENTS  (UNAUDITED) CONTINUED
APRIL 30, 2004

----------------------------------------------------------------------------------------------------------------------------------

                  ISSUER                                                                               SHARES             VALUE
     INSURANCE - CONTINUED
     Mercury General Corporation                                                                           1,194      $     60,882
     Metlife, Inc.                                                                                         1,900            65,550
     Nationwide Financial Services, Inc. Cl. A                                                               400            13,760
     Odyssey Re Holdings Corporation                                                                       1,064            25,249
     Old Republic International Corporation                                                                1,200            27,864
     Pacificare Health Systems Cl. A (*)(+)                                                                  600            21,456
     Principal Financial Group, Inc.                                                                       1,700            60,010
     Protective Life Corporation                                                                             700            25,172
     Prudential Financial, Inc.                                                                            3,200           140,608
     Radian Group, Inc.                                                                                      400            18,604
     Reinsurance Group of America, Inc.                                                                      200             7,764
     Safeco Corporation                                                                                      800            35,032
     St. Paul Travelers Companies                                                                          1,827            74,304
     Stancorp Financial Group, Inc.                                                                          200            12,374
     Torchmark Corporation                                                                                   500            26,020
     Transatlantic Holdings, Inc.                                                                            100             8,950
     Unitrin, Inc.                                                                                           200             7,930
     UnumProvident Corporation                                                                             1,600            24,880
     W.R. Berkley Corporation                                                                                800            32,400
     WellChoice, Inc. (*)                                                                                    100             4,240
                                                                                                                      ------------
                                                                                                                         2,069,877
                                                                                                                      ------------
     LODGING - 0.7%
     Hilton Hotels Corporation                                                                               900            15,741
     Mandalay Resort Group                                                                                 1,000            57,450
     Marriott International, Inc. Cl. A                                                                      500            23,580
     MGM Mirage, Inc. (*)                                                                                  1,400            64,134
     Starwood Hotels & Resorts Worldwide, Inc.                                                             1,000            39,790
                                                                                                                      ------------
                                                                                                                           200,695
                                                                                                                      ------------
     MANUFACTURING - 0.5%
     3M Company                                                                                              500            43,240
     Eaton Corporation                                                                                     1,000            59,380
     Illinois Tool Works, Inc.                                                                               500            43,105
     Lancaster Colony Corporation                                                                            100             4,130
     Pentair, Inc.                                                                                           300            17,877
                                                                                                                      ------------
                                                                                                                           167,732
                                                                                                                      ------------
     MEDIA - BROADCASTING & PUBLISHING - 3.0%
     Belo Corporation Cl. A                                                                                  400            11,384
     Clear Channel Communication, Inc.                                                                       700            29,043
     Comcast Corporation Cl. A (*)                                                                         2,800            84,280
     DIRECTV Group, Inc. (The)(*)                                                                          1,500            26,850
     Gannett Company, Inc.                                                                                 1,500           130,020
     Gemstar-TV Guide International, Inc. (*)                                                                600             3,354
     Harte-Hanks, Inc.                                                                                       300             7,188
     Knight-Ridder, Inc. (+)                                                                                 400            30,976
     Lee Enterprises, Inc.                                                                                   100             4,778
     McClatchy Company (The) Cl. A                                                                           100             7,100
     McGraw-Hill Companies, Inc. (The)                                                                       300            23,658
     Meredith Corporation                                                                                    100             5,094
     New York Times Company Cl. A                                                                            300            13,743
     Radio One, Inc. Cl. D (*)                                                                               200             3,792
     Reader's Digest Association                                                                             200             2,866

60

DLB ENHANCED INDEX VALUE FUND

PORTFOLIO OF INVESTMENTS  (UNAUDITED) CONTINUED
APRIL 30, 2004

----------------------------------------------------------------------------------------------------------------------------------

                  ISSUER                                                                               SHARES             VALUE
     MEDIA - BROADCASTING & PUBLISHING - CONTINUED
     Sirius Satellite Radio, Inc.                                                                          6,200      $     20,460
     Time Warner, Inc. (*)                                                                                24,800           417,136
     Tribune Company                                                                                         200             9,576
     Viacom, Inc. Cl. B                                                                                    2,296            88,740
                                                                                                                      ------------
                                                                                                                           920,038
                                                                                                                      ------------
     MEDICAL SUPPLIES - 0.6%
     Agilent Technologies, Inc. (*)                                                                        2,600            70,226
     Apogent Technologies, Inc. (*)(+)                                                                       600            19,452
     Applera Corporation - Applied Biosystems Group                                                          200             3,714
     Bausch & Lomb, Inc. (+)                                                                                 300            18,849
     Becton Dickinson & Company                                                                              300            15,165
     C.R. Bard, Inc.                                                                                         100            10,627
     Tektronix, Inc.                                                                                         418            12,373
     Thermo Electron Corporation (*)                                                                         600            17,520
     Triad Hospitals, Inc. (*)                                                                               200             6,802
                                                                                                                      ------------
                                                                                                                           174,728
                                                                                                                      ------------
     METALS - 0.9%
     Alcoa, Inc.                                                                                           4,000           123,000
     AptarGroup, Inc.                                                                                        200             7,860
     Crane Company                                                                                           900            27,729
     Newmont Mining Corporation                                                                              400            14,960
     Nucor Corporation                                                                                       600            35,640
     Phelps Dodge Corporation (*)                                                                            400            26,332
     Southern Peru Copper Corporation                                                                      1,300            37,739
     United States Steel Corporation                                                                         500            14,315
                                                                                                                      ------------
                                                                                                                           287,575
                                                                                                                      ------------
     NATIONAL COMMERCIAL BANKS - 13.4%
     AmSouth Bancorporation                                                                                2,100            46,242
     Bank of America Corporation                                                                          13,898         1,118,650
     Bank of Hawaii Corporation                                                                              400            17,488
     Bank of New York Company, Inc. (The)                                                                  3,600           104,904
     Bank One Corporation                                                                                  7,600           375,212
     BB&T Corporation                                                                                      2,067            71,291
     City National Corporation                                                                               200            12,330
     Comerica, Inc.                                                                                          900            46,467
     Commerce Bancshares, Inc.                                                                               315            14,143
     Compass Bancshares, Inc.                                                                                700            26,852
     Cullen/Frost Bankers, Inc.                                                                              200             8,660
     First Horizon National Corporation                                                                      800            35,168
     First Midwest Bancorp, Inc.                                                                             100             3,377
     Fulton Financial Corporation                                                                            100             2,060
     Hibernia Corporation Cl. A                                                                            1,100            23,969
     Huntington Bancshares, Inc.                                                                           1,500            32,100
     J.P. Morgan Chase & Company                                                                          11,700           439,920
     KeyCorp                                                                                               3,500           103,950
     Marshall & Ilsley Corporation                                                                         1,300            47,801
     National City Corporation                                                                             5,000           173,350
     National Commerce Financial Corporation                                                               1,100            29,249
     Northern Trust Corporation                                                                            1,000            42,280
     PNC Financial Services Group, Inc.                                                                    1,700            90,270
     Popular, Inc. (Puerto Rico)                                                                             700            29,400

DLB ENHANCED INDEX VALUE FUND

PORTFOLIO OF INVESTMENTS  (UNAUDITED) CONTINUED
APRIL 30, 2004

----------------------------------------------------------------------------------------------------------------------------------

                  ISSUER                                                                               SHARES             VALUE
     NATIONAL COMMERCIAL BANKS - CONTINUED
     Regions Financial Corporation (+)                                                                     1,400      $     48,594
     SouthTrust Corporation                                                                                1,700            52,836
     SunTrust Banks, Inc. (+)                                                                              1,400            95,270
     TCF Financial Corporation                                                                               100             4,955
     Union Planters Corporation                                                                            1,250            34,750
     United Bankshares, Inc.                                                                                 200             6,002

     Valley National Bancorp                                                                                 331             8,550
     Wachovia Corporation                                                                                  9,800           448,350
     Wells Fargo & Company                                                                                 8,900           502,494
     Zions Bancorporation                                                                                    500            28,260
                                                                                                                      ------------
                                                                                                                         4,125,194
                                                                                                                      ------------
     OFFICE EQUIPMENT/SUPPLIES - 0.0%
     IKON Office Solutions, Inc.                                                                             700             7,791
                                                                                                                      ------------

     OIL & GAS - 11.7%
     AGL Resources, Inc.                                                                                     300             8,580
     Amerada Hess Corporation (+)                                                                            500            35,565
     Anadarko Petroleum Corporation                                                                          900            48,222
     Apache Corporation                                                                                    1,800            75,366
     Ashland, Inc.                                                                                           700            33,530
     Burlington Resources, Inc.                                                                            1,100            73,997
     Chesapeake Energy Corporation                                                                           200             2,750
     ChevronTexaco Corporation                                                                             6,125           560,438
     ConocoPhillips                                                                                        5,600           399,280
     Devon Energy Corporation                                                                              2,000           122,400
     Equitable Resources, Inc.                                                                               100             4,699
     Exxon Mobil Corporation                                                                              38,400         1,633,920
     Kerr-McGee Corporation                                                                                1,200            58,716
     KeySpan Corporation                                                                                   1,000            36,150
     Kinder Morgan, Inc.                                                                                     100             6,021
     Marathon Oil Corporation                                                                              1,800            60,408
     MDU Resources Group, Inc.                                                                               750            16,800
     Murphy Oil Corporation                                                                                  100             6,850
     National Fuel Gas Company                                                                               400             9,796
     Newfield Exploration Company (*)                                                                        200            10,536
     Noble Energy, Inc.                                                                                      100             4,610
     Occidental Petroleum Corporation (+)                                                                  2,700           127,440
     ONEOK, Inc.                                                                                             500            10,475
     Pioneer Natural Resources Company                                                                       500            16,355
     Pogo Producing Company                                                                                  400            19,728
     Questar Corporation                                                                                     700            24,829
     Sunoco, Inc.                                                                                            500            31,450
     Unocal Corporation                                                                                    1,400            50,456
     Valero Energy Corporation                                                                               800            51,008
     Vectren Corporation                                                                                     300             7,245
     Western Gas Resources, Inc.                                                                             100             5,445
     Westport Resources Corporation (*)                                                                      100             3,423
     WGL Holdings, Inc.                                                                                      100             2,828
     Williams Companies, Inc. (The)                                                                        3,800            39,140
                                                                                                                      ------------
                                                                                                                         3,598,456
                                                                                                                      ------------

62

DLB ENHANCED INDEX VALUE FUND

PORTFOLIO OF INVESTMENTS  (UNAUDITED) CONTINUED
APRIL 30, 2004

----------------------------------------------------------------------------------------------------------------------------------

                  ISSUER                                                                               SHARES             VALUE
     PHARMACEUTICALS - 2.2%
     AmerisourceBergen Corporation                                                                           400      $     23,156
     Andrx Corporation (*)(+)                                                                                100             2,288
     Bristol-Myers Squibb Company                                                                          2,800            70,280
     Human Genome Sciences, Inc. (*)                                                                         300             3,660
     Invitrogen Corporation (*)                                                                              200            14,446
     King Pharmaceuticals, Inc. (*)                                                                        1,200            20,700
     McKesson Corporation                                                                                    400            13,144
     Merck & Company, Inc.                                                                                 8,500           399,500
     Millennium Pharmaceuticals, Inc. (*)                                                                  1,000            14,990
     Schering-Plough Corporation                                                                           2,400            40,152
     Sigma Aldrich Corporation                                                                               300            16,992
     Valeant Pharmaceuticals International                                                                   300             6,930
     Watson Pharmaceutical, Inc. (*)                                                                         600            21,366
     Wyeth                                                                                                 1,000            38,070
                                                                                                                      ------------
                                                                                                                           685,674
                                                                                                                      ------------
     PREPACKAGED SOFTWARE - 0.5%
     BMC Software, Inc. (*)                                                                                  100             1,730
     Brocade Communications Systems, Inc. (*)                                                                500             2,675
     Computer Associates International, Inc.                                                                 600            16,086
     Compuware Corporation (*)                                                                             2,600            19,890
     DST Systems, Inc. (*)                                                                                 1,200            52,980
     Network Associates, Inc. (*)                                                                            600             9,408
     Novell, Inc. (*)                                                                                      1,100            10,604
     PeopleSoft, Inc. (*)                                                                                  1,400            23,632
     Siebel Systems, Inc. (*)                                                                                900             9,252
     Sungard Data Systems, Inc. (*)                                                                          200             5,214
                                                                                                                      ------------
                                                                                                                           151,471
                                                                                                                      ------------
     REAL ESTATE - 0.7%
     Archstone-Smith Trust REIT                                                                              400            10,972
     Arden Realty, Inc.                                                                                      400            11,288
     Catellus Development Corporation REIT                                                                   117             2,521
     CBL & Associates Properties, Inc. REIT                                                                  700            35,175
     CenterPoint Properties Corporation                                                                      100             7,210
     Chelsea Property Group, Inc. REIT                                                                       100             5,100
     Federal Realty Investment Trust REIT                                                                    200             7,416
     Health Care Property Investors, Inc. REIT                                                               200             4,780
     Healthcare Realty Trust, Inc. REIT                                                                      200             7,170
     Hospitality Properties Trust REIT                                                                       700            27,356
     HRPT Properties Trust REIT                                                                            1,000             9,550
     Macerich Company (The) REIT                                                                             300            12,561
     Mills Corporation REIT                                                                                  100             4,060
     New Plan Excel Realty Trust REIT                                                                        600            13,464
     Pan Pacific Retail Properties, Inc. REIT                                                                200             8,786
     Realty Income Corporation REIT                                                                          200             7,650
     Shurgard Storage Centers, Inc. Cl. A REIT                                                               200             6,660
     Thornburg Mortgage, Inc. REIT                                                                         1,300            33,644
     Weingarten Realty Investors                                                                             400            11,564
                                                                                                                      ------------
                                                                                                                           226,927
                                                                                                                      ------------
     RESTAURANTS - 1.0%
     CBRL Group, Inc.                                                                                        200             7,510
     Darden Restaurants, Inc.                                                                              1,300            29,458

DLB ENHANCED INDEX VALUE FUND

PORTFOLIO OF INVESTMENTS  (UNAUDITED) CONTINUED
APRIL 30, 2004

----------------------------------------------------------------------------------------------------------------------------------

                  ISSUER                                                                               SHARES             VALUE
     RESTAURANTS - CONTINUED
     McDonald's Corporation                                                                                9,200      $    250,516
     Wendy's International, Inc.                                                                             800            31,200
                                                                                                                      ------------
                                                                                                                           318,684
                                                                                                                      ------------
     RETAILERS - 1.9%
     Barnes & Noble, Inc. (*)                                                                                900            26,883
     Big Lots, Inc. (*)(+)                                                                                   400             5,664
     Borders Group, Inc.                                                                                     400             9,588
     Circuit City Stores, Inc.                                                                             1,700            19,856
     Costco Wholesale Corporation (*)                                                                      1,700            63,665
     CVS Corporation (+)                                                                                   1,200            46,356
     Federated Department Stores, Inc.                                                                     1,200            58,800
     Foot Locker, Inc. (+)                                                                                   842            20,208
     J.C. Penney Company, Inc.                                                                             1,500            50,790
     May Department Stores Company (The)                                                                   1,600            49,280
     Neiman Marcus Group, Inc. (The) Cl. A (*)                                                               100             4,864
     Office Depot, Inc. (*)(+)                                                                             1,700            29,767
     Rite Aid Corporation (*)                                                                                600             2,940
     Saks, Inc.                                                                                            1,800            25,920
     Sears Roebuck and Company (+)                                                                         1,800            72,090
     Sherwin-Williams Company                                                                                700            26,635
     Tech Data Corporation (*)                                                                               400            13,600
     Toys 'R' Us, Inc. (*)                                                                                 1,700            26,265
     Xerox Corporation (*)(+)                                                                              3,100            41,633
                                                                                                                      ------------
                                                                                                                           594,804
                                                                                                                      ------------
     STATE COMMERCIAL BANKS - 0.7%
     Associated Banc-Corp                                                                                    400            16,380
     BancorpSouth, Inc.                                                                                      400             8,092
     Banknorth Group, Inc.                                                                                   900            27,567
     Colonial BancGroup, Inc.                                                                                700            12,061
     First Bancorp Puerto Rico (Puerto Rico)                                                                 378            13,933
     Hudson United Bancorp                                                                                   400            14,292
     M&T Bank Corporation                                                                                    200            17,000
     Mercantile Bankshares Corporation                                                                       300            12,876
     North Fork Bancorporation                                                                               600            22,272
     Provident Financial Group, Inc.                                                                         200             7,876
     Sky Financial Group, Inc.                                                                               500            11,950
     UnionBanCal Corporation                                                                                 500            26,715
     Whitney Holding Corporation                                                                             200             8,200
     Wilmington Trust Corporation                                                                            300            10,431
                                                                                                                      ------------
                                                                                                                           209,645
                                                                                                                      ------------
     STEEL - 0.0%
     Harsco Corporation                                                                                      300            13,059
                                                                                                                      ------------

     TELEPHONE SYSTEMS - 5.7%
     Alltel Corporation                                                                                    1,200            60,408
     AT&T Corporation - Ex Distribution                                                                    4,440            76,146
     BellSouth Corporation                                                                                10,600           273,586
     Level 3 Communications, Inc. (*)(+)                                                                   2,600             7,358
     NTL, Inc. (*)                                                                                           400            22,708
     SBC Communications, Inc.                                                                             23,900           595,110

64

DLB ENHANCED INDEX VALUE FUND

PORTFOLIO OF INVESTMENTS  (UNAUDITED) CONTINUED
APRIL 30, 2004

----------------------------------------------------------------------------------------------------------------------------------

                  ISSUER                                                                               SHARES             VALUE
     TELEPHONE SYSTEMS - CONTINUED
     Sprint Corporation (FON Group)                                                                        5,100      $     91,239
     Telephone & Data Systems, Inc.                                                                          200            13,192
     Verizon Communications, Inc.                                                                         15,800           596,292
     West Corporation (*)                                                                                    100             2,443
                                                                                                                      ------------
                                                                                                                         1,738,482
                                                                                                                      ------------
     TELEPHONE UTILITIES - 0.1%
     Qwest Communications International, Inc. (*)                                                          5,900            23,718
                                                                                                                      ------------

     TEXTILES, CLOTHING & FABRICS - 0.3%
     Jones Apparel Group, Inc.                                                                             1,034            37,844
     Liz Claiborne, Inc.                                                                                     600            21,060
     Polo Ralph Lauren Corporation (*)                                                                       200             6,920
     Reebok International Ltd. (+)                                                                           300            10,914
     VF Corporation                                                                                          600            27,696
                                                                                                                      ------------
                                                                                                                           104,434
                                                                                                                      ------------
     TRANSPORTATION - 1.2%
     Burlington Northern Santa Fe Corporation                                                              2,600            85,020
     CNF, Inc.                                                                                               200             7,312
     CSX Corporation                                                                                       1,200            36,912
     FedEx Corporation                                                                                     1,000            71,910
     J.B. Hunt Transport Services, Inc. (*)                                                                2,000            63,320

     Norfolk Southern Corporation                                                                          2,100            50,022
     Swift Transportation Company, Inc. (*)(+)                                                               100             1,692
     Union Pacific Corporation                                                                             1,000            58,930
     Werner Enterprises, Inc.                                                                                225             4,498
                                                                                                                      ------------
                                                                                                                           379,616
                                                                                                                      ------------
     TRAVEL SERVICES - 0.1%
     Sabre Holdings Corporation                                                                              860            20,287
                                                                                                                      ------------

     TOTAL COMMON STOCKS (identified cost, $28,395,347)                                                                 31,154,375

                                                                                                       PRINCIPAL
                                                                                                   AMOUNT/SHARES
     SECURITY LENDING COLLATERAL - 7.4%
     Bank Of Montreal, 1.02%, due 05/21/04                                                          $    721,695           721,695
     Credit Agricole Indosuez Bank, 1.02%, due 05/12/04                                                  444,388           444,388
     Den Danske Bank, 1.02%, due 05/18/04                                                                185,162           185,162
     Goldman Sachs Financial Square Prime Obligations Money Market Fund                                  444,388           444,388
     Merrill Lynch Premier Institutional Money Market Fund                                                23,656            23,656
     Merrimac Money Market Fund                                                                          259,227           259,227
     Morgan Stanley Dean Witter & Company, 1.08%, due 05/03/04                                           185,162           185,162
                                                                                                                      ------------

     TOTAL SECURITY LENDING COLLATERAL (identified cost, $2,263,678)                                                     2,263,678

DLB ENHANCED INDEX VALUE FUND

PORTFOLIO OF INVESTMENTS  (UNAUDITED) CONTINUED
APRIL 30, 2004

----------------------------------------------------------------------------------------------------------------------------------

                                                                                                     PRINCIPAL
     REPURCHASE AGREEMENT - 0.4%                                                                       AMOUNT             VALUE
     Investors Bank & Trust Repurchase Agreement, 0.71%, dated 04/30/04, $126,396 due on
       05/03/04 (secured by Federal Government Agency, 4.875%, due on 03/25/15, with value of
       $132,708), at cost                                                                           $    126,389      $    126,389
                                                                                                                      ------------

     TOTAL INVESTMENTS  (identified cost, $30,785,414)                                                                  33,544,442

     Other assets, less liabilities - (9.1%)                                                                            (2,789,174)
                                                                                                                      ------------

     NET ASSETS - 100%                                                                                                $ 30,755,268
                                                                                                                      ============

  REIT  Real Estate Investment Trust
  (*)   Non-income producing security
  (+)   Denotes all or a portion of security on loan

See notes to financial statements.

DLB SMALL CAPITALIZATION VALUE FUND

PORTFOLIO OF INVESTMENTS  (UNAUDITED)
APRIL 30, 2004

----------------------------------------------------------------------------------------------------------------------------------

     COMMON STOCKS - 94.9%

                  ISSUER                                                                               SHARES             VALUE
     ADVERTISING - 0.6%
     Catalina Marketing Corporation (*)(+)                                                                40,300      $    668,174
                                                                                                                      ------------

     APPAREL RETAILERS - 3.1%
     AnnTaylor Stores Corporation (*)(+)                                                                  37,400         1,515,822
     Casual Male Retail Group, Inc. (*)(+)                                                               187,700         1,830,075
                                                                                                                      ------------
                                                                                                                         3,345,897
                                                                                                                      ------------
     APPAREL/FOOTWEAR - 1.4%
     Stride Rite Corporation                                                                             135,600         1,454,988
                                                                                                                      ------------

     BANKING - 9.3%
     Bancorp Bank (*)                                                                                     94,500         1,785,105
     Citizens South Banking Corporation                                                                   71,400           936,768
     First National Bankshares of Florida, Inc.                                                           51,941           956,234
     Harrington West Financial Group, Inc.                                                                52,800           897,600
     Hawthorne Financial Corporation (*)                                                                  34,400         1,161,344
     New York Community Bancorp, Inc.                                                                     74,712         1,873,030
     Sterling Financial Corporation (*)                                                                   17,200           567,772
     UCBH Holdings, Inc. (+)                                                                              47,500         1,758,450
                                                                                                                      ------------
                                                                                                                         9,936,303
                                                                                                                      ------------
     BUILDING MATERIALS - 2.4%
     Hughes Supply, Inc.                                                                                  45,200         2,526,228
                                                                                                                      ------------

     CHEMICALS & PLASTICS - 3.5%
     Georgia Gulf Corporation                                                                             42,500         1,354,050
     Spartech Corporation                                                                                102,500         2,338,025
                                                                                                                      ------------
                                                                                                                         3,692,075
                                                                                                                      ------------
     COMMERCIAL SERVICES - 1.1%
     Asset Acceptance Capital Corporation (*)                                                             60,300         1,132,434
                                                                                                                      ------------

     COMPUTER & INFORMATION SERVICES - 1.0%
     Covansys Corporation (*)                                                                             74,600         1,042,908
                                                                                                                      ------------

     COMPUTER PROCESSING & DATA PREPARATION AND PROCESSING - 1.5%
     Tyler Technologies, Inc. (*)                                                                        170,700         1,611,408
                                                                                                                      ------------

     COMPUTER RELATED SERVICES - 0.8%
     Perot Systems Corporation Cl. A (*)                                                                  59,700           795,204
                                                                                                                      ------------

     COMPUTER SERVICES - 1.0%
     MSC.Software Corporation (*)(+)                                                                     117,500         1,095,100
                                                                                                                      ------------

     CONSUMER PRODUCTS - 2.0%
     Enesco Group, Inc. (*)                                                                              167,300         2,169,881
                                                                                                                      ------------

     CONTAINERS & PACKAGING - 1.5%
     Intertape Polymer Group, Inc. (Canada)(*)                                                           214,900         1,639,687
                                                                                                                      ------------

     CONTROL DEVICES - 1.4%
     Paxar Corporation (*)                                                                                92,800         1,529,344
                                                                                                                      ------------

DLB SMALL CAPITALIZATION VALUE FUND

PORTFOLIO OF INVESTMENTS  (UNAUDITED) CONTINUED
APRIL 30, 2004

----------------------------------------------------------------------------------------------------------------------------------

                  ISSUER                                                                               SHARES             VALUE
     EDUCATIONAL SERVICES - 3.0%
     ITT Educational Services, Inc. (*)                                                                   20,400      $    822,732
     Universal Technical Institute, Inc. (*)                                                              53,700         2,389,113
                                                                                                                      ------------
                                                                                                                         3,211,845
                                                                                                                      ------------
     ELECTRIC UTILITIES - 1.6%
     WPS Resources Corporation (+)                                                                        38,000         1,740,780
                                                                                                                      ------------

     ELECTRICAL EQUIPMENT - 4.1%
     A.O. Smith Corporation                                                                               43,300         1,294,670
     Benchmark Electronics, Inc. (*)                                                                      40,950         1,106,878
     C&D Technologies, Inc.                                                                               38,100           590,550
     Technitrol, Inc. (*)                                                                                 66,700         1,418,709
                                                                                                                      ------------
                                                                                                                         4,410,807
                                                                                                                      ------------
     ELECTRONICS - 0.9%
     FEI Company (*)(+)                                                                                   48,800           975,024
                                                                                                                      ------------

     FILTRATION PRODUCTS - 2.0%
     Cuno, Inc. (*)                                                                                       49,600         2,185,376
                                                                                                                      ------------

     FINANCIAL SERVICES - 2.9%
     Cash America International, Inc.                                                                     91,152         1,949,741
     Sanders Morris Harris Group, Inc.                                                                    97,100         1,189,475
                                                                                                                      ------------
                                                                                                                         3,139,216
                                                                                                                      ------------
     GAS UTILITIES - 2.4%
     Energen Corporation                                                                                  62,400         2,580,240
                                                                                                                      ------------

     HOUSEHOLD FURNISHINGS - 1.6%
     Bassett Furniture Industries, Inc.                                                                   93,655         1,680,171
                                                                                                                      ------------

     INSURANCE - 6.7%
     Bristol West Holdings, Inc. (*)                                                                      66,100         1,355,050
     Delphi Financial Group, Inc. Cl. A                                                                   48,750         1,957,800
     Hub International Ltd. (Canada)                                                                      18,600           341,310
     ProAssurance Corporation (*)(+)                                                                      36,300         1,231,296
     Scottish Re Group Ltd. (+)                                                                           38,600           844,568
     United Fire & Casualty Company                                                                       13,900           609,237
     USI Holdings Corporation (*)                                                                         19,500           295,425
     White Mountains Insurance Group Ltd.                                                                  1,000           515,000
                                                                                                                      ------------
                                                                                                                         7,149,686
                                                                                                                      ------------
     JEWELRY, WATCHES & GEMS - 2.4%
     Movado Group, Inc.                                                                                   84,000         2,520,000
                                                                                                                      ------------

     MEDICAL SUPPLIES & SERVICES - 3.7%
     Inverness Medical Innovations, Inc. (*)(+)                                                           35,000           659,750
     PolyMedica Corporation                                                                               48,772         1,357,812
     PSS World Medical, Inc. (*)                                                                         173,875         1,945,661
                                                                                                                      ------------
                                                                                                                         3,963,223
                                                                                                                      ------------
     MULTI-INDUSTRY - 3.5%
     Carlisle Companies, Inc.                                                                             49,700         2,944,725
     Cubic Corporation                                                                                    33,500           790,600
                                                                                                                      ------------
                                                                                                                         3,735,325
                                                                                                                      ------------

68

DLB SMALL CAPITALIZATION VALUE FUND

PORTFOLIO OF INVESTMENTS  (UNAUDITED) CONTINUED
APRIL 30, 2004

----------------------------------------------------------------------------------------------------------------------------------

                  ISSUER                                                                               SHARES             VALUE
     NATIONAL COMMERCIAL BANKS - 2.7%
     F.N.B. Corporation                                                                                   40,441      $    792,644
     Gold Banc Corporation, Inc.                                                                          40,300           659,308
     Sun Bancorp, Inc. (*)                                                                                72,135         1,421,060
                                                                                                                      ------------
                                                                                                                         2,873,012
                                                                                                                      ------------
     OFFICE EQUIPMENT/SUPPLIES - 1.2%
     New England Business Service, Inc.                                                                   37,000         1,284,270
                                                                                                                      ------------

     PHARMACEUTICALS - 0.9%
     Pharmaceutical Resources, Inc. (*)                                                                   23,600           951,080
                                                                                                                      ------------

     REAL ESTATE DEVELOPMENT - 1.0%
     WCI Communities, Inc. (*)                                                                            42,100         1,023,451
                                                                                                                      ------------

     REAL ESTATE INVESTMENT TRUSTS - 3.4%
     Highland Hospitality Corporation (*)                                                                132,300         1,405,026
     Prentiss Properties Trust                                                                            22,300           714,492
     SL Green Realty Corporation                                                                          37,900         1,546,320
                                                                                                                      ------------
                                                                                                                         3,665,838
                                                                                                                      ------------
     RETAILERS - 2.5%
     BJ's Wholesale Club, Inc. (*)                                                                        67,500         1,635,525
     Linens 'n Things, Inc. (*)                                                                           32,900         1,067,276
                                                                                                                      ------------
                                                                                                                         2,702,801
                                                                                                                      ------------
     STATE COMMERCIAL BANKS - 6.8%
     Center Financial Corporation                                                                         43,900           636,550
     Main Streets Banks, Inc.                                                                             32,115           867,105
     Pacific Capital Bancorp                                                                              29,300         1,074,724
     PrivateBancorp, Inc.                                                                                 19,200         1,062,144
     Rurban Financial Corporation (*)                                                                     32,000           422,656
     Santander Bancorp (Puerto Rico)                                                                      62,600         1,879,252
     W Holding Company, Inc. (Puerto Rico)                                                                79,400         1,352,976
                                                                                                                      ------------
                                                                                                                         7,295,407
                                                                                                                      ------------
     STEEL - 2.3%
     Harsco Corporation                                                                                   33,300         1,449,549
     International Steel Group, Inc. (*)                                                                  34,400           999,320
                                                                                                                      ------------
                                                                                                                         2,448,869
                                                                                                                      ------------
     TELEPHONE SYSTEMS - 0.9%
     Boston Communications Group (*)(+)                                                                   93,500         1,006,060
                                                                                                                      ------------

     TEXTILES, CLOTHING & FABRICS - 4.7%
     Interface, Inc. Cl. A (*)                                                                           283,327         2,416,779
     Mohawk Industries, Inc. (*)                                                                          34,100         2,630,474
                                                                                                                      ------------
                                                                                                                         5,047,253
                                                                                                                      ------------
     TRANSPORTATION - 2.3%
     Marten Transport Ltd. (*)                                                                            34,350           597,003
     Wabtec Corporation                                                                                  111,800         1,822,340
                                                                                                                      ------------
                                                                                                                         2,419,343
                                                                                                                      ------------
     TRANSPORTATION SAFETY PRODUCTS - 0.8%
     Quixote Corporation                                                                                  44,200           857,480
                                                                                                                      ------------

     TOTAL COMMON STOCKS (identified cost, $81,201,162)                                                                101,506,188

DLB SMALL CAPITALIZATION VALUE FUND

PORTFOLIO OF INVESTMENTS  (UNAUDITED) CONTINUED
APRIL 30, 2004

----------------------------------------------------------------------------------------------------------------------------------

                                                                                                       PRINCIPAL
                                                                                                   AMOUNT/SHARES          VALUE
     SECURITY LENDING COLLATERAL - 9.1%
     Bank Of Montreal, 1.02%, due 05/21/04                                                          $  3,094,766      $  3,094,766
     Credit Agricole Indosuez Bank, 1.02%, due 05/12/04                                                1,905,621         1,905,621
     Den Danske Bank, 1.02%, due 05/18/04                                                                794,008           794,008
     Goldman Sachs Financial Square Prime Obligations Money Market Fund                                1,905,620         1,905,620
     Merrill Lynch Premier Institutional Money Market Fund                                               101,440           101,440
     Merrimac Money Market Fund                                                                        1,111,612         1,111,612
     Morgan Stanley Dean Witter & Company, 1.08%, due 05/03/04                                           794,008           794,008
                                                                                                                      ------------

     TOTAL SECURITY LENDING COLLATERAL (identified cost, $9,707,075)                                                     9,707,075

     REPURCHASE AGREEMENT - 8.0%
     Investors Bank & Trust Repurchase Agreement, 0.71%, dated 04/30/04, $8,615,666 due on
       05/03/04 (secured by Federal Government Agency, 4.822%, due on 09/01/32, with value of
       $9,045,914, at cost                                                                             8,615,157         8,615,157
                                                                                                                      ------------

     TOTAL INVESTMENTS (identified cost, $99,523,394)                                                                  119,828,420

     Other assets, less liabilities - (12.0%)                                                                          (12,812,197)
                                                                                                                      ------------

     NET ASSETS - 100%                                                                                                $107,016,223
                                                                                                                      ============

  (*)   Non-income producing security
  (+)   Denotes all or a portion of security on loan

See notes to financial statements.

DLB SMALL COMPANY OPPORTUNITES FUND

PORTFOLIO OF INVESTMENTS  (UNAUDITED)
APRIL 30, 2004

----------------------------------------------------------------------------------------------------------------------------------

     COMMON STOCKS - 91.5%

                  ISSUER                                                                               SHARES             VALUE
     BANKING - 2.8%
     Seacoast Financial Services Corporation                                                              87,366      $  2,825,416
     Webster Financial Corporation                                                                       253,394        11,022,639
                                                                                                                      ------------
                                                                                                                        13,848,055
                                                                                                                      ------------
     BUILDING MATERIALS - 1.2%
     Trex Company, Inc. (*)(+)                                                                           144,200         5,581,982
                                                                                                                      ------------

     CHEMICALS & PLASTICS - 2.1%
     MacDermid, Inc.                                                                                     158,400         5,128,992
     Spartech Corporation                                                                                232,900         5,312,449
                                                                                                                      ------------
                                                                                                                        10,441,441
                                                                                                                      ------------
     COMMERCIAL SERVICES - 3.8%
     Advo, Inc.                                                                                          364,950        11,459,430
     G&K Services, Inc. Cl. A                                                                            183,400         6,950,860
                                                                                                                      ------------
                                                                                                                        18,410,290
                                                                                                                      ------------
     COMMUNICATIONS - 0.6%
     Inet Technologies, Inc. (*)                                                                         303,396         2,988,451
                                                                                                                      ------------

     COMPUTER INTEGRATED SYSTEMS DESIGN - 3.2%
     Ansoft Corporation (*)                                                                              452,600         6,313,770
     Cognex Corporation                                                                                  292,500         9,295,650
                                                                                                                      ------------
                                                                                                                        15,609,420
                                                                                                                      ------------
     DATA PROCESSING & PREPARATION - 2.2%
     Arbitron, Inc. (*)                                                                                  287,400        10,705,650
                                                                                                                      ------------

     ELECTRICAL EQUIPMENT - 5.2%
     Baldor Electric Company                                                                             269,600         6,087,568
     LSI Industries, Inc.                                                                                832,687         9,650,842
     Regal-Beloit Corporation                                                                            184,200         3,685,842
     Technitrol, Inc. (*)                                                                                265,000         5,636,550
                                                                                                                      ------------
                                                                                                                        25,060,802
                                                                                                                      ------------
     ELECTRONICS - 4.1%
     AZZ, Inc. (*)                                                                                       272,000         4,352,000
     Carlisle Companies, Inc.                                                                            136,100         8,063,925
     EDO Corporation                                                                                     338,600         7,686,220
                                                                                                                      ------------
                                                                                                                        20,102,145
                                                                                                                      ------------
     ELECTRONICS/SEMICONDUCTORS - 5.0%
     Actel Corporation (*)                                                                               430,900         8,583,528
     Micrel, Inc. (*)                                                                                    665,300         8,129,966
     Mykrolis Corporation (*)                                                                            534,200         7,772,610
                                                                                                                      ------------
                                                                                                                        24,486,104
                                                                                                                      ------------
     FINANCIAL SERVICES - 6.3%
     Eaton Vance Corporation                                                                             325,100        11,869,401
     eSpeed, Inc. Cl. A (*)                                                                              359,900         6,334,240
     Jefferies Group, Inc.                                                                               230,200         7,849,820
     Piper Jaffray Companies (*)                                                                          94,700         4,585,374
                                                                                                                      ------------
                                                                                                                        30,638,835
                                                                                                                      ------------
     HEALTH CARE PROVIDERS - 1.2%
     CorVel Corporation (*)                                                                              185,200         5,756,016
                                                                                                                      ------------

DLB SMALL COMPANY OPPORTUNITES FUND

PORTFOLIO OF INVESTMENTS  (UNAUDITED) CONTINUED
APRIL 30, 2004

----------------------------------------------------------------------------------------------------------------------------------

                  ISSUER                                                                               SHARES             VALUE
     HEAVY MACHINERY - 8.5%
     Actuant Corporation Cl. A (*)                                                                       173,600      $  5,933,648
     Hardinge, Inc.                                                                                      255,100         3,056,098
     IDEX Corporation                                                                                    200,700         9,483,075
     Kaydon Corporation (+)                                                                              394,900        11,045,353
     Knight Transportation, Inc. (*)                                                                     221,600         5,708,416
     Modine Manufacturing Company                                                                        222,300         6,113,250
                                                                                                                      ------------
                                                                                                                        41,339,840
                                                                                                                      ------------
     HOME CONSTRUCTION, FURNISHINGS & APPLIANCES - 1.5%
     Fossil, Inc. (*)                                                                                    293,850         7,196,387
                                                                                                                      ------------

     INSURANCE - 1.0%
     Philadelphia Consolidated Holding Corporation (*)                                                    87,900         5,075,346
                                                                                                                      ------------

     MEDIA - BROADCASTING & PUBLISHING - 5.4%
     Gray Television, Inc.                                                                               554,600         8,219,172
     Lin TV Corporation Cl. A (*)(+)                                                                     345,700         7,774,793
     Saga Communications, Inc. (*)                                                                       544,568        10,346,792
                                                                                                                      ------------
                                                                                                                        26,340,757
                                                                                                                      ------------
     MEDICAL SUPPLIES - 8.6%
     Coherent, Inc. (*)                                                                                  424,200        10,371,690
     Dionex Corporation (*)                                                                              211,300        10,782,639
     II-VI, Inc. (*)                                                                                     409,730        10,112,136
     Roper Industries, Inc.                                                                              216,400        10,506,220
                                                                                                                      ------------
                                                                                                                        41,772,685
                                                                                                                      ------------
     METALS - 1.4%
     Global Power Equipment Group, Inc. (*)                                                              948,200         6,864,968
                                                                                                                      ------------

     NATIONAL COMMERCIAL BANKS - 2.4%
     Sterling Bancorp                                                                                    420,782        11,621,999
                                                                                                                      ------------

     OIL & GAS - 9.4%
     Rowan Companies, Inc. (*)                                                                           366,200         8,166,260
     RPC, Inc.                                                                                           434,800         5,600,224
     St. Mary Land & Exploration Company                                                                 234,100         8,462,715
     Tidewater, Inc.                                                                                     216,900         6,118,749
     Unit Corporation (*)                                                                                362,900        10,251,925
     W-H Energy Services, Inc. (*)                                                                       390,500         7,177,390
                                                                                                                      ------------
                                                                                                                        45,777,263
                                                                                                                      ------------
     PHARMACEUTICALS - 4.3%
     K-V Pharmaceutical Company Cl. A (*)(+)                                                             322,850         7,754,857
     Pharmaceutical Resources, Inc. (*)                                                                   60,800         2,450,240
     Taro Pharmaceutical Industries Ltd. (Israel)(*)(+)                                                   85,300         3,689,225
     Valeant Pharmaceuticals International                                                               295,200         6,819,120
                                                                                                                      ------------
                                                                                                                        20,713,442
                                                                                                                      ------------
     PREPACKAGED SOFTWARE - 1.0%
     Dendrite International, Inc. (*)                                                                    296,205         5,076,954
                                                                                                                      ------------

     REAL ESTATE INVESTMENT TRUSTS - 0.0%
     Capital Lease Funding, Inc. (*)                                                                         300             3,156
                                                                                                                      ------------

72

DLB SMALL COMPANY OPPORTUNITES FUND

PORTFOLIO OF INVESTMENTS  (UNAUDITED) CONTINUED
APRIL 30, 2004

----------------------------------------------------------------------------------------------------------------------------------

                  ISSUER                                                                               SHARES             VALUE
     RESTAURANTS - 1.1%
     RARE Hospitality International, Inc. (*)                                                            197,700      $  5,411,049
                                                                                                                      ------------

     RETAILERS - 2.1%
     Coldwater Creek, Inc. (*)                                                                           261,000         5,373,990
     Michaels Stores, Inc.                                                                                97,500         4,877,925
                                                                                                                      ------------
                                                                                                                        10,251,915
                                                                                                                      ------------
     STATE COMMERCIAL BANKS - 4.1%
     Boston Private Financial Holdings, Inc.                                                             209,300         4,876,690
     Financial Institutions, Inc.                                                                         74,000         1,724,940
     First Republic Bank                                                                                 229,950         8,761,095
     Hanmi Financial Corporation                                                                         187,200         4,636,944
                                                                                                                      ------------
                                                                                                                        19,999,669
                                                                                                                      ------------
     TRANSPORTATION - 3.0%
     C.H. Robinson Worldwide, Inc.                                                                       143,300         5,881,032
     Landstar System, Inc. (*)                                                                           196,600         8,839,136
                                                                                                                      ------------
                                                                                                                        14,720,168
                                                                                                                      ------------

     TOTAL COMMON STOCKS (identified cost, $398,618,572)                                                               445,794,789

                                                                                                       PRINCIPAL
                                                                                                   AMOUNT/SHARES
     SECURITY LENDING COLLATERAL - 4.8%
     Bank Of Montreal, 1.02%, due 05/21/04                                                          $  7,471,792         7,471,792
     Credit Agricole Indosuez Bank, 1.02%, due 05/12/04                                                4,600,801         4,600,801
     Den Danske Bank, 1.02%, due 05/18/04                                                              1,917,000         1,917,000
     Goldman Sachs Financial Square Prime Obligations Money Market Fund                                4,600,802         4,600,802
     Merrill Lynch Premier Institutional Money Market Fund                                               244,911           244,911
     Merrimac Money Market Fund                                                                        2,683,801         2,683,801
     Morgan Stanley Dean Witter & Company, 1.08%, due 05/03/04                                         1,917,000         1,917,000
                                                                                                                      ------------

     TOTAL SECURITY LENDING COLLATERAL (identified cost, $23,436,107)                                                   23,436,107

     REPURCHASE AGREEMENT - 8.5%
     Investors Bank & Trust Repurchase Agreement, 0.71%, dated 04/30/04, $41,359,948 due on
       05/03/04 (secured by Collateralized Mortgage-backed Obligations, 1.60%, due on 09/19/32-
       03/25/33, with value of $43,425,376, at cost                                                   41,357,501        41,357,501
                                                                                                                      ------------

     TOTAL INVESTMENTS (identified cost, $463,412,180)                                                                 510,588,397

     Other assets, less liabilities - (4.8%)                                                                           (23,546,103)
                                                                                                                      ------------

     NET ASSETS - 100%                                                                                                $487,042,294
                                                                                                                      ============

  (*)   Non-income producing security
  (+)   Denotes all or a portion of security on loan

See notes to financial statements.

DLB EMERGING MARKETS FUND

PORTFOLIO OF INVESTMENTS  (UNAUDITED)
APRIL 30, 2004

----------------------------------------------------------------------------------------------------------------------------------

     COMMON STOCKS - 97.4%

                  ISSUER                                                                               SHARES             VALUE
     BRAZIL - 5.8%
     Companhia Brasileira de Distribuicao Grupo Pao de Acucar ADR - (Food Retailers)                      18,200      $    323,960
     Companhia de Bebidas das Americas ADR - (Beverages, Food & Tobacco)                                  28,500           534,660
     Companhia Vale do Rio Doce ADR - (Metals)                                                            14,500           566,805
     Petroleo Brasileiro SA ADR - (Oil & Gas)                                                             14,900           430,610
     Votorantim Celulose e Papel SA Sponsored ADR - (Forest Products & Paper)                             13,500           423,900
                                                                                                                      ------------
                                                                                                                         2,279,935
                                                                                                                      ------------
     CHILE - 1.2%
     CorpBanca SA ADR 144A - (Banking)                                                                    10,000           241,118
     Distribucion y Servicio ADR - (Food Retailers)                                                        5,318            80,727
     Embotelladora Andina SA ADR Series B - (Beverages, Food & Tobacco)                                   13,870           160,198
                                                                                                                      ------------
                                                                                                                           482,043
                                                                                                                      ------------
     CHINA - 6.5%
     Asia Satellite Telecom Holdings Ltd. - (Telephone Systems)                                          312,000           539,972
     China Resources Enterprises Ltd. - (Industrial - Diversified)                                       948,000         1,099,867
     Hainan Meilan International Airport Company Ltd. - (Commercial Services)                            153,000           114,744
     Shangri-La Asia Ltd. - (Lodging)                                                                    848,000           831,650
                                                                                                                      ------------
                                                                                                                         2,586,233
                                                                                                                      ------------
     CROATIA - 3.0%
     Pliva d.d. GDR - (Pharmaceuticals)                                                                   72,780         1,175,397
                                                                                                                      ------------

     EGYPT - 0.9%
     Commercial International Bank Sponsored GDR - (Banking)                                              94,400           368,160
                                                                                                                      ------------

     ESTONIA - 1.3%
     Hansabank Ltd. - (Banking)                                                                           66,880           512,152
                                                                                                                      ------------

     HONG KONG - 1.1%
     China Resources Power Holdings Company - (Electric Utilities)(*)                                    544,000           291,165
     Li & Fung Ltd. - (Commercial Services)                                                              100,000           155,761
                                                                                                                      ------------
                                                                                                                           446,926
                                                                                                                      ------------
     HUNGARY - 3.7%
     Gedeon Richter GDR 144A - (Pharmaceuticals)                                                           4,400           447,508
     Matav RT ADR - (Telephone Systems)(+)                                                                48,303           996,008
                                                                                                                      ------------
                                                                                                                         1,443,516
                                                                                                                      ------------
     INDIA - 11.8%
     Cipla Ltd. - (Pharmaceuticals)                                                                       23,400           720,754
     Grasim Industries Ltd. - (Building Materials)                                                        21,500           598,389
     HDFC Bank Ltd. ADR - (Banking)                                                                       14,220           412,380
     Hindalco Industries Ltd. GDR 144A - (Metals)                                                         23,745           617,370
     Housing Development Finance Corporation Ltd. - (Financial Services)                                  61,769           830,169
     I-Flex Solutions Ltd. - (Computer & Data Processing Services)                                        10,238           122,029
     Ranbaxy Laboratories Ltd. - (Pharmaceuticals)                                                        35,560           850,614
     Tata Motors Ltd. - (Automotive)                                                                      49,446           526,463
                                                                                                                      ------------
                                                                                                                         4,678,168
                                                                                                                      ------------
     ISRAEL - 3.3%
     Makhteshim-Agan Industries Ltd. - (Chemicals & Plastics)                                            116,524           471,017
     Orbotech Ltd. - (Capital Goods)(*)                                                                    8,003           169,023

74

DLB EMERGING MARKETS FUND

PORTFOLIO OF INVESTMENTS  (UNAUDITED) CONTINUED
APRIL 30, 2004

----------------------------------------------------------------------------------------------------------------------------------

                  ISSUER                                                                               SHARES             VALUE
     ISRAEL - CONTINUED
     Retalix Ltd. - (Prepackaged Software)(*)                                                             13,315      $    251,576
     Taro Pharmaceutical Industries Ltd. - (Pharmaceuticals)(*)(+)                                         4,700           203,275
     Teva Pharmaceutical Industries Ltd. ADR - (Pharmaceuticals)                                           3,400           209,304
                                                                                                                      ------------
                                                                                                                         1,304,195
                                                                                                                      ------------
     MALAYSIA - 6.4%
     Astro All Asia Networks PLC - (Media - Broadcasting & Publishing)(*)                                 39,620            54,210
     Gamuda Berhad - (Commercial Services)                                                                85,000           125,247
     Genting Berhad - (Entertainment & Leisure)                                                           94,700           411,143
     IOI Corporation - (Beverages, Food & Tobacco)                                                       445,000         1,059,663
     Maxis Communications Berhad - (Telephone Systems)                                                   182,000           416,629
     Public Bank Berhad - (Banking)                                                                      495,125           445,554
                                                                                                                      ------------
                                                                                                                         2,512,446
                                                                                                                      ------------
     MEXICO - 7.3%
     Coca-Cola Femsa SA de CV ADR - (Beverages, Food & Tobacco)(*)                                        17,000           361,420
     Consorcio ARA SA de CV - (Real Estate)(*)                                                           152,400           413,550
     Grupo Aeroportuario del Sureste SA de CV ADR - (Commercial Services)                                 23,730           463,921
     Grupo Modelo Cl. C - (Beverages, Food & Tobacco)                                                    217,300           542,299
     Telefonos de Mexico ADR - (Telephone Systems)                                                        21,600           737,424
     Wal-Mart de Mexico SA de CV Cl. V - (Retailers)                                                     127,400           370,245
                                                                                                                      ------------
                                                                                                                         2,888,859
                                                                                                                      ------------
     PHILIPPINE ISLANDS - 1.2%
     Ayala Corporation - (Financial Services)                                                          3,320,640           337,391
     Ayala Land, Inc. - (Real Estate)                                                                  1,319,000           134,016
                                                                                                                      ------------
                                                                                                                           471,407
                                                                                                                      ------------
     RUSSIA - 3.8%
     LUKOIL Sponsored ADR - (Oil & Gas)                                                                   12,698         1,384,082
     OAO Gazprom Sponsored ADR - (Oil & Gas)(*)                                                            3,580           110,622
                                                                                                                      ------------
                                                                                                                         1,494,704
                                                                                                                      ------------
     SOUTH AFRICA - 5.7%
     Bidvest Group Ltd. - (Commercial Services)                                                           25,808           200,876
     Edgars Consolidated Stores Ltd. - (Apparel Retailers)                                                16,132           308,705
     Gold Fields Ltd. - (Mining)                                                                          55,375           557,616
     Harmony Gold Mining Company Ltd. - (Metals)                                                          38,851           429,091
     MTN Group Ltd. - (Telephone Systems)(*)                                                              78,047           325,555
     SABMiller PLC - (Beverages, Food & Tobacco)                                                          39,648           427,948
                                                                                                                      ------------
                                                                                                                         2,249,791
                                                                                                                      ------------
     SOUTH KOREA - 18.4%
     Amorepacific Corporation - (Cosmetics & Personal Care)                                                4,380           699,770
     CJ Corporation - (Beverages, Food & Tobacco)                                                          7,040           417,505
     Hite Brewery Company Ltd. - (Beverages, Food & Tobacco)                                              11,600           850,034
     Kookmin Bank - (Banking)(*)                                                                          15,670           584,821
     Lotte Chilsung Beverage Company Ltd. - (Beverages, Food & Tobacco)                                      220           129,721
     Lotte Confectionery Company Ltd. - (Beverages, Food & Tobacco)                                           40            17,757
     S1 Corporation - (Commercial Services)                                                               16,290           395,590
     Samsung Electronics Company Ltd. GDR 144A - (Electronics)(+)                                          9,181         2,162,126
     Samsung Fire & Marine Insurance Company Ltd. - (Insurance)                                           15,230         1,012,219
     Samsung SDI Company Ltd. - (Electronics)                                                              2,930           374,489
     Shinsegae Company Ltd. - (Retailers)                                                                  2,700           609,663
                                                                                                                      ------------
                                                                                                                         7,253,695
                                                                                                                      ------------

     SRI LANKA - 0.8%
     John Keells Holdings - (Industrial - Diversified)                                                   319,140           335,040
                                                                                                                      ------------

DLB EMERGING MARKETS FUND

PORTFOLIO OF INVESTMENTS  (UNAUDITED) CONTINUED
APRIL 30, 2004

----------------------------------------------------------------------------------------------------------------------------------

                  ISSUER                                                                               SHARES             VALUE
     TAIWAN - 6.2%
     Asia Optical Company, Inc. - (Electronics)                                                           55,000      $    386,835
     AU Optronics Corporation - (Electronics)(*)                                                          79,000           161,467
     Chinatrust Financial Holding Company - (Banking)                                                    364,000           390,586
     Chunghwa Telecom Company Ltd. ADR - (Telephone Systems)                                              15,600           260,208
     Pihsiang Machinery Manufacturing Company Ltd. - (Medical Supplies)                                   56,000           126,240
     Sunplus Technology Company Ltd. - (Electronics/Semiconductors)                                      197,000           390,803
     Taishin Financial Holdings Company Ltd. - (Banking)                                                 831,000           726,844
                                                                                                                      ------------
                                                                                                                         2,442,983
                                                                                                                      ------------
     THAILAND - 3.8%
     BEC World PLC - (Media - Broadcasting & Publishing)                                                 798,000           366,713
     Electricity Generating Public Company Ltd. - (Electric Utilities)                                   170,615           298,278
     Kasikornbank Public Company Ltd. - (Banking)(*)                                                     386,300           467,921
     Siam Commercial Bank Public Company Ltd. Registered - (Banking)                                     310,000           358,079
                                                                                                                      ------------
                                                                                                                         1,490,991
                                                                                                                      ------------
     TURKEY - 5.2%
     Akbank TAS - (Banking)                                                                           58,434,000           271,213
     Anadolu Efes Biracilik ve Malt Sanayii AS - (Beverages, Food & Tobacco)                          35,364,413           494,903
     Enka Insaat ve Sanayi A.S. - (Engineering & Construction)                                        17,798,140           344,198
     Koc Holdings AS - (Industrial - Diversified)(*)                                                 123,616,109           569,399
     Yazicilar SA - (Beverages, Food & Tobacco)                                                       13,477,600           362,530
                                                                                                                      ------------
                                                                                                                         2,042,243
                                                                                                                      ------------

     TOTAL COMMON STOCKS (identified cost, $29,194,246)                                                                 38,458,884

     PREFERRED STOCKS - 1.2%

     BRAZIL - 1.2%
     Banco Itau Holding Financeira SA - (Banking)(identified cost, $576,203)                           5,950,000           471,227
                                                                                                                      ------------

                                                                                                       PRINCIPAL
                                                                                                   AMOUNT/SHARES
     SECURITY LENDING COLLATERAL - 7.6%
     Bank Of Montreal, 1.02%, due 05/21/04                                                          $    947,815           947,815
     Credit Agricole Indosuez Bank, 1.02%, due 05/12/04                                                  583,623           583,623
     Den Danske Bank, 1.02%, due 05/18/04                                                                243,177           243,177
     Goldman Sachs Financial Square Prime Obligations Money Market Fund                                  583,623           583,623
     Merrill Lynch Premier Institutional Money Market Fund                                                31,068            31,068
     Merrimac Money Market Fund                                                                          340,447           340,447
     Morgan Stanley Dean Witter & Company, 1.08%, due 05/03/04                                           243,177           243,177
                                                                                                                      ------------

     TOTAL SECURITY LENDING COLLATERAL (identified cost, $2,972,930)                                                     2,972,930

76

DLB EMERGING MARKETS FUND

PORTFOLIO OF INVESTMENTS  (UNAUDITED) CONTINUED
APRIL 30, 2004

----------------------------------------------------------------------------------------------------------------------------------

                                                                                                      PRINCIPAL
                                                                                                       AMOUNT             VALUE
     REPURCHASE AGREEMENT - 1.4%
     Investors Bank & Trust Repurchase Agreement, 0.71%, dated 04/30/04, $563,320 due on
       05/03/04 (secured by Federal Government Agency, 1.500%, due on 05/15/26, with value of
       $591,592), at cost                                                                                563,287      $    563,287
                                                                                                                      ------------

     TOTAL INVESTMENTS (identified cost, $33,306,666)                                                                   42,466,328

     Other assets, less liabilities - (7.6%)                                                                            (2,993,621)
                                                                                                                      ------------

     NET ASSETS - 100%                                                                                                $ 39,472,707
                                                                                                                      ============

  144A Security exempt from registration under Rule 144A of the Securities Act of 1933. Security may be resold in transactions exempt from registration, normally to qualified buyers. At April 30, 2004, the aggregate market value of these securities was $3,468,122 or 8.79% of net assets.
  ADR   American Depository Receipt
  GDR   Global Depository Receipt
  (*)   Non-income producing security
  (+)   Denotes all or a portion of security on loan

See notes to financial statements.

DLB FIXED INCOME FUND

PORTFOLIO OF INVESTMENTS  (UNAUDITED)
APRIL 30, 2004

------------------------------------------------------------------------------------------------------------------------------

                    BONDS - 97.1%

     S&P/MOODY'S
     BOND RATING                                                                                   PRINCIPAL
     (UNAUDITED)                                ISSUER                                              AMOUNT            VALUE

                    RESIDENTIAL MORTGAGE BACKED - 33.3%
        Aaa         ABN AMRO Mortgage Corporation 2003-12 1A, 5.00%, 2033                        $    126,110     $    121,849
        Aaa         Chase Mortgage Finance Company 2003-S11 1A-1, 5.00%, 2033                         168,770          162,418
        Aaa         Countrywide Home Loans, Inc. 2003-42 1A1, 3.847%, 2033                             77,219           77,547
        Aaa         Countrywide Home Loans, Inc. 2004-2 1A1, 4.468%, 2034                              73,568           73,052
        Aaa         CS First Boston Mortgage Securities Corporation 2003-7 1A24, 4.50%, 2033          100,000           99,308
        AAA         Federal Home Loan Mortgage Corporation, 4.50%, 2018                               383,461          378,024
        AAA         Federal Home Loan Mortgage Corporation, 5.50%, 2031                                66,389           66,493
        AAA         Federal Home Loan Mortgage Corporation, 6.00%, 2018                                25,402           26,545
        AAA         Federal Home Loan Mortgage Corporation, 7.50%, 2023                                18,067           19,612
        AAA         Federal National Mortgage Association, 4.50%, 2018                                190,658          187,865
        AAA         Federal National Mortgage Association, 5.00%, 2018                                178,883          180,183
        AAA         Federal National Mortgage Association, 5.00%, 2033                                168,341          163,291
        AAA         Federal National Mortgage Association, 5.00%, 2033                                118,910          115,343
        AAA         Federal National Mortgage Association, 5.00%, 2033                                116,462          112,968
        AAA         Federal National Mortgage Association, 5.00%, 2033                                190,221          184,514
        AAA         Federal National Mortgage Association, 5.50%, 2017                                 55,842           57,393
        AAA         Federal National Mortgage Association, 5.50%, 2017                                 14,957           15,372
        AAA         Federal National Mortgage Association, 5.50%, 2017                                290,755          298,648
        AAA         Federal National Mortgage Association, 5.50%, 2018                                135,116          138,784
        AAA         Federal National Mortgage Association, 6.00%, 2011                                 89,662           93,935
        AAA         Federal National Mortgage Association, 7.00%, 2029                                  1,251            1,325
        AAA         Federal National Mortgage Association, 7.00%, 2030                                 53,111           56,269
        AAA         Federal National Mortgage Association, 7.50%, 2029                                 73,493           78,951
        Aaa         GMAC Mortgage Corporation Loan Trust 2001-J5 A7, 6.75%, 2031                       72,549           72,549
        AAA         Government National Mortgage Association, 5.00%, 2033                             282,714          275,204
        AAA         Government National Mortgage Association, 5.00%, 2033                             158,114          153,914
        AAA         Government National Mortgage Association, 5.00%, 2033                              93,756           91,266
        AAA         Government National Mortgage Association, 5.00%, 2034                             998,734          972,205
        AAA         Government National Mortgage Association, 6.00%, 2011                              91,309           96,203
        AAA         Government National Mortgage Association, 6.00%, 2029                             103,438          106,473
        AAA         Government National Mortgage Association, 6.50%, 2031                              39,448           41,305
        AAA         Government National Mortgage Association, 6.50%, 2031                              76,738           80,350
        AAA         Government National Mortgage Association, 6.50%, 2031                              16,920           17,716
        AAA         Government National Mortgage Association, 6.50%, 2031                              36,108           37,807
        AAA         Government National Mortgage Association, 7.00%, 2024                              15,216           16,304
        AAA         Government National Mortgage Association, 7.00%, 2029                             145,519          155,245
        AAA         Government National Mortgage Association, 7.00%, 2032                              28,490           30,350
        AAA         Government National Mortgage Association, 7.00%, 2032                              16,543           17,623
        AAA         Government National Mortgage Association, 7.50%, 2011                              99,961          107,521
        AAA         Government National Mortgage Association, 7.50%, 2011                              40,583           43,652
        AAA         Government National Mortgage Association, 7.50%, 2023                              41,470           45,016
        AAA         Government National Mortgage Association, 8.00%, 2009                              42,553           45,334
        AAA         Government National Mortgage Association, 8.00%, 2026                               4,097            4,524
        AAA         Government National Mortgage Association, 8.00%, 2026                              22,327           24,653
        AAA         Government National Mortgage Association, 8.50%, 2030                              21,314           23,319
        Aaa         GSR Mortgage Loan Trust 2002-8F 3AA1, 6.50%, 2032                                  14,172           14,427
        AAA         MASTR Asset Securitization Trust 2003-12 6A1, 5.00%, 2033                         195,335          187,997
        Aaa         Merrill Lynch Mortgage Investors, Inc. 2003-A4 IA, 4.317%, 2033                    82,051           83,018
        AAA         Merrill Lynch Mortgage Investors, Inc. 2004-A1 IA, 4.216%, 2034                    48,140           49,193

78

DLB FIXED INCOME FUND

PORTFOLIO OF INVESTMENTS  (UNAUDITED) CONTINUED
APRIL 30, 2004

------------------------------------------------------------------------------------------------------------------------------

     S&P/MOODY'S
     BOND RATING                                                                                   PRINCIPAL
     (UNAUDITED)                                ISSUER                                              AMOUNT            VALUE

                    RESIDENTIAL MORTGAGE BACKED - CONTINUED
        AAA         Residential Accredit Loans, Inc. 2000-QS8 A4, 8.00%, 2030                    $     18,762     $     18,762
        AAA         Structured Adjustable Rate Mortgage Loan Trust 2004-2 2A, 5.095%,
                      2034                                                                            207,176          210,802
        Aaa         Structured Asset Securities Corporation 2002-11A 2A1, 5.60%, 2032                  72,843           74,117
        AAA         Structured Asset Securities Corporation 2003-30 1A1, 5.50%, 2033                  138,757          136,832
        AAA         Vendee Mortgage Trust 1992-1 2Z, 7.75%, 2022                                       66,255           71,340
        AAA         Washington Mutual MSC Mortgage Pass-Through CTFS 2004-RA1 2A,
                      7.00%, 2034                                                                     150,000          155,883
        AAA         Washington Mutual, Inc. 2003-S11 A1, 5.00%, 2033                                  197,334          189,907
        Aaa         Washington Mutual, Inc. 2004-AR2 A, 2.574%, 2044                                  155,000          155,000
                                                                                                                  ------------
                                                                                                                     6,515,500
                                                                                                                  ------------
                    INDUSTRIAL - 27.9%
        Baa2        Albertson's, Inc., 7.50%, 2011                                                    100,000          113,579
         A1         Anheuser-Busch Companies, Inc., 5.05%, 2016                                        50,000           48,737
         A1         Anheuser-Busch Companies, Inc., 6.50%, 2043                                        55,000           57,572
        Baa3        Aramark Services, Inc., 7.00%, 2007                                                20,000           21,863
        Baa3        Aramark Services, Inc., 8.15%, 2005                                                40,000           42,121
         A3         Avery-Dennison Corporation MTN, 6.76%, 2005                                       125,000          130,335
        Baa2        Blyth, Inc., 7.90%, 2009                                                           85,000           95,659
        Aa1         BP Capital Markets PLC, 2.75%, 2006                                               325,000          325,043
        Baa1        Cabot Corporation 144A, 5.25%, 2013                                                30,000           29,399
        Baa3        Clear Channel Communications, Inc., 4.25%, 2009                                    55,000           54,548
        Baa3        Comcast Cable Communications, Inc., 6.375%, 2006                                  130,000          137,724
         A3         DaimlerChrysler NA Holding Corporation, 4.05%, 2008                               170,000          166,986
         A3         DaimlerChrysler NA Holding Corporation, 6.90%, 2004                               100,000          101,553
         A2         Ecolab, Inc., 6.875%, 2011                                                        120,000          131,905
        Baa3        Electronic Data Systems Corporation Series B, 6.00%, 2013                          15,000           13,941
        Baa1        Equifax, Inc., 4.95%, 2007                                                         50,000           52,252
         A2         First Brands Corporation Series B, 7.25%, 2007                                    125,000          138,895
        Baa2        First Industrial, LP, 7.60%, 2007                                                  45,000           49,971
        Baa2        Fiserv, Inc., 4.00%, 2008                                                          30,000           29,806
        Baa1        Ford Motor Company, 6.375%, 2029                                                   70,000           60,837
        Baa1        Ford Motor Company, 6.625%, 2028                                                   35,000           31,443
         A3         Ford Motor Credit Company, 5.625%, 2008 (+)                                        20,000           20,391
         A3         Ford Motor Credit Company, 6.875%, 2006                                           200,000          211,695
        Baa1        Foster's Finance Corporation 144A, 6.875%, 2011                                    55,000           61,266
        Baa2        Fred Meyer, Inc., 7.45%, 2008                                                     140,000          157,499
        Baa2        General Mills, Inc., 2.625%, 2006                                                 225,000          221,627
         A3         General Motors Acceptance Corporation, 7.75%, 2010                                125,000          137,484
        Baa1        General Motors Corporation, 8.375%, 2033                                           40,000           43,261
         A1         Hershey Foods Corporation, 7.20%, 2027                                            110,000          126,734
        Baa3        Humana, Inc., 7.25%, 2006                                                         100,000          108,797
        Baa3        International Game Technology, Inc., 8.375%, 2009                                  35,000           40,983
        Baa1        Kimco Realty Corporation, 7.86%, 2007                                             160,000          181,862
        Baa1        Kinder Morgan Energy Partners, LP, 7.125%, 2012                                    65,000           72,869
        Baa3        Liberty Media Corporation, 3.50%, 2006                                            210,000          210,405
        Baa2        Lockheed Martin Corporation, 8.50%, 2029                                           25,000           31,638
        Baa2        Marriott International, Inc. Series E, 7.00%, 2008                                105,000          116,911
        Baa1        Masco Corporation, 6.75%, 2006                                                    130,000          139,412
        Baa2        Mohawk Industries, Inc. Series D, 7.20%, 2012                                      45,000           50,538
        Baa2        Newell Rubbermaid, Inc., 4.00%, 2010                                               25,000           23,844
         A3         Piedmont Natural Gas Company Series E, 6.00%, 2033                                 55,000           53,709

DLB FIXED INCOME FUND

PORTFOLIO OF INVESTMENTS  (UNAUDITED) CONTINUED
APRIL 30, 2004

------------------------------------------------------------------------------------------------------------------------------

     S&P/MOODY'S
     BOND RATING                                                                                   PRINCIPAL
     (UNAUDITED)                                ISSUER                                              AMOUNT            VALUE
                    INDUSTRIAL - CONTINUED
        Baa3        Precision Castparts Corporation 144A, 5.60%, 2013                            $     85,000     $     83,754
        Aa3         Procter & Gamble Company, 5.50%, 2034                                              45,000           42,546
        Baa2        Republic Services, Inc., 6.75%, 2011                                               85,000           93,619
        Baa1        Ryder System, Inc., 6.60%, 2005                                                    65,000           68,527
        Baa2        Safeway, Inc., 2.50%, 2005                                                        100,000           99,994
        Baa2        Simon Property Group LP, 6.875%, 2006                                              50,000           54,701
         A1         Sony Capital Corporation 144A, 4.95%, 2006                                         65,000           68,316
        Baa3        SuperValu, Inc., 7.50%, 2012                                                       60,000           67,921
        Baa3        Tele-Communications, Inc., 9.80%, 2012                                            170,000          217,023
        Baa3        Toro Company, 7.80%, 2027                                                          45,000           48,493
         A3         Tosco Corporation, 7.25%, 2007                                                    150,000          165,182
        Aaa         Toyota Motor Credit Corporation, 4.35%, 2010                                      200,000          198,501
        Ba2         Tyco International Group SA, 6.375%, 2006                                         160,000          168,567
        Baa3        USA Interactive, 7.00%, 2013                                                       65,000           70,723
        Baa2        Weyerhaeuser Company, 5.50%, 2005                                                 160,000          164,873
                                                                                                                  ------------
                                                                                                                     5,457,834
                                                                                                                  ------------
                    FINANCIAL SERVICES - 8.6%
         A1         American General Finance Corporation, MTN, 5.875%, 2006                            55,000           58,611
         A1         American Honda Finance Corporation 144A, 3.85%, 2008                               45,000           44,733
         A3         Boeing Capital Corporation, 7.10%, 2005                                            70,000           74,540
         A2         CIT Group, Inc., 4.125%, 2006                                                      45,000           46,138
         A2         CIT Group, Inc., 7.375%, 2007                                                      60,000           66,585
         A2         Franklin Resources, Inc., 3.70%, 2008                                              55,000           54,285
        Aa2         GlaxoSmithKline Capital, Inc., 5.375%, 2034                                        70,000           64,399
        Baa3        Glencore Funding LLC 144A, 6.00%, 2014                                             50,000           47,252
        Aa3         Goldman Sachs Group, Inc., 5.15%, 2014                                             50,000           48,659
        Aa3         Goldman Sachs Group, Inc. MTN Series B, 2.85%, 2006                               100,000           99,992
         A1         Household Finance Corporation, 4.125%, 2008                                        50,000           49,979
        Baa2        Jefferies Group, Inc., 7.50%, 2007                                                 50,000           56,090
         A3         John Deere Capital Corporation, 5.125%, 2006                                       50,000           52,597
         A1         JP Morgan Chase & Company, 3.125%, 2006                                           100,000          100,268
        Aa3         Merrill Lynch & Company, Inc. MTN Series B, 2.94%, 2006                           220,000          222,857
         A1         National Rural Utilities Cooperative Finance Corporation, 4.375%, 2010             50,000           49,429
         A2         National Rural Utilities Cooperative Finance Corporation MTN
                      Series C, 8.00%, 2032                                                            25,000           30,803
        Baa3        Nisource Finance Corporation, 3.20%, 2006                                          30,000           30,005
         A2         SLM Corporation, 5.00%, 2013                                                       80,000           78,279
         A2         SLM Corporation, 5.625%, 2033                                                      40,000           36,569
         A3         Textron Financial Corporation MTN Series E, 2.69%, 2006                            95,000           93,918
         A3         Washington Mutual, Inc., 2.40%, 2005                                              100,000           99,990
        Aa1         Wells Fargo Financial, Inc., 7.00%, 2005                                          175,000          187,391
                                                                                                                  ------------
                                                                                                                     1,693,369
                                                                                                                  ------------
                    U.S. GOVERNMENT - 8.1%
        AAA         U.S. Treasury Bond, 6.125%, 2029 (+)                                              940,000        1,037,966
        AAA         U.S. Treasury Note, 3.875%, 2013 (+)                                              560,000          538,737
                                                                                                                  ------------
                                                                                                                     1,576,703
                                                                                                                  ------------
                    COMMERCIAL MORTGAGE BACKED - 5.6%
        AAA         Chase Commercial Mortgage Securities Corporation 1996-1 A2, 7.60%, 2006           130,197          136,214
        Aaa         CS First Boston Mortgage Securities Corporation 1997-C2 A2, 6.52%, 2035           160,721          166,909
        Aaa         CS First Boston Mortgage Securities Corporation 2004-C1 A1, 2.254%, 2037          113,105          111,601

80

DLB FIXED INCOME FUND

PORTFOLIO OF INVESTMENTS  (UNAUDITED) CONTINUED
APRIL 30, 2004

------------------------------------------------------------------------------------------------------------------------------

     S&P/MOODY'S
     BOND RATING                                                                                   PRINCIPAL
     (UNAUDITED)                                ISSUER                                              AMOUNT            VALUE

                    COMMERCIAL MORTGAGE BACKED - CONTINUED
        Aaa         GE Capital Commercial Mortgage Corporation 2002-1A A1, 5.033%, 2035          $    176,470     $    183,019
        AAA         J. P. Morgan Commercial Mortgage Finance Corporation 1999-C7 A2, 6.507%, 2035     400,000          437,766
        Aaa         Salomon Brothers Mortgage Securities VII 2001-MMA A1 144A, 5.323%, 2034            59,429           60,693
                                                                                                                  ------------
                                                                                                                     1,096,202
                                                                                                                  ------------
                    ELECTRIC UTILITIES - 5.0%
         A3         Carolina Power & Light Company, 6.125%, 2033                                       40,000           39,423
         A1         Consolidated Edison, Inc., 6.15%, 2008                                             75,000           81,071
         A3         Consolidated Natural Gas Company, 6.25%, 2011                                      60,000           64,827
        Baa1        Dominion Resources, Inc., 7.82%, 2004                                             140,000          143,140
        Baa3        Entergy Gulf States, Inc., 5.25%, 2015                                            125,000          119,119
         A2         KeySpan Gas East Corporation, 6.90%, 2008                                         150,000          166,860
        Baa3        Midamerican Energy Holdings Company, 3.50%, 2008                                   75,000           73,116
         A3         Midamerican Energy Holdings Company, 5.125%, 2013                                  75,000           75,015
        Baa2        Pacific Gas & Electric Company, 6.05%, 2034                                        40,000           37,828
        Baa1        PSEG Power LLC, 5.50%, 2015                                                        40,000           38,764
        Baa2        TransAlta Corporation, 5.75%, 2013                                                 75,000           74,065
        Baa2        Tri-State Generation & Transmission Association 144A, 6.04%, 2018                  30,000           30,301
        Baa2        Tri-State Generation & Transmission Association 2003 B 144A, 7.144%, 2033          40,000           41,657
                                                                                                                  ------------
                                                                                                                       985,186
                                                                                                                  ------------
                    ASSET BACKED - 2.4%
        Aaa         Capital Auto Receivables Asset Trust 2003-1 A2A, 2.27%, 2006                       75,000           75,375
        Aaa         Ford Credit Auto Owner Trust 2002-B A3A, 4.14%, 2005                               70,841           71,549
        Aaa         Ford Credit Auto Owner Trust 2003-A A3A, 2.20%, 2006                               75,000           75,316
        Aaa         MBNA Master Credit Card Trust 1999-B A, 5.90%, 2011                               125,000          134,766
        Aaa         MMCA Automobile Trust 2002-3 A3, 2.97%, 2007                                      105,580          106,075
                                                                                                                  ------------
                                                                                                                       463,081
                                                                                                                  ------------
                    INTERNATIONAL - 2.3%
        Baa1        British Telecom PLC (Great Britain), 8.875%, 2030                                  65,000           82,227
        Baa2        Deutsche Telekom International Finance BV (Netherlands), 8.25%, 2005               60,000           63,868
         A2         Diageo Finance BV (Netherlands), 3.00%, 2006                                      160,000          159,776
        Baa2        France Telecom (France), 9.50%, 2031                                               50,000           64,122
        Baa1        Republic of Chile (Chile), 5.50%, 2013                                             35,000           35,217
         A2         Vodafone Group PLC (Great Britain), 5.375%, 2015                                   50,000           49,810
                                                                                                                  ------------
                                                                                                                       455,020
                                                                                                                  ------------
                    TRANSPORTATION - 1.9%
        Baa2        CSX Corporation, 6.25%, 2008                                                      100,000          107,851
        Baa2        FedEx Corporation 144A, 1.39%, 2005                                                35,000           34,994
         A1         FedEx Corporation Series 97-A, 7.50%, 2018                                         88,210           97,326
        Baa1        Norfolk Southern Corporation, 7.25%, 2031                                         125,000          138,374
                                                                                                                  ------------
                                                                                                                       378,545
                                                                                                                  ------------
                    TELEPHONE UTILITIES - 1.5%
        Baa2        Cox Communications, Inc., 6.75%, 2011                                              35,000           38,241
         NR         MCI, Inc., 5.908%, 2007 (+)                                                        19,000           18,786
         NR         MCI, Inc., 6.688%, 2009 (+)                                                        19,000           18,050
         NR         MCI, Inc., 7.735%, 2014 (+)                                                        16,000           14,840
        Baa3        Sprint Capital Corporation, 6.90%, 2019                                            60,000           62,090
        Baa3        Sprint Capital Corporation, 8.375%, 2012                                           25,000           29,341

DLB FIXED INCOME FUND

PORTFOLIO OF INVESTMENTS  (UNAUDITED) CONTINUED
APRIL 30, 2004

------------------------------------------------------------------------------------------------------------------------------

     S&P/MOODY'S
     BOND RATING                                                                                   PRINCIPAL
     (UNAUDITED)                                ISSUER                                              AMOUNT            VALUE

                    TELEPHONE UTILITIES - CONTINUED
         A2         Verizon Global Funding Corporation, 7.75%, 2030                              $     50,000     $     57,212
        Aa3         Verizon Virginia, Inc., 4.625%, 2013                                               50,000           47,327
                                                                                                                  ------------
                                                                                                                       285,887
                                                                                                                  ------------
                    TELECOMMUNICATIONS - 0.3%
        Ba3         Qwest Corporation 144A, 9.125%, 2012 (+)                                           50,000           53,125
                                                                                                                  ------------

                    LEISURE, AMUSEMENT & ENTERTAINMENT - 0.2%
        Baa1        Walt Disney Company (The), 6.75%, 2006                                             45,000           48,034
                                                                                                                  ------------

                    TOTAL BONDS (identified cost, $19,055,690)                                                      19,008,486

                                                                                                    SHARES
                    COMMON STOCKS - 0.2%

                    TELEPHONE SYSTEMS - 0.2%

                    MCI, Inc. (*)                                                                     325,000             --
                    MCI, Inc. (Shares held in escrow)                                                   2,502           35,832
                                                                                                                  ------------

                    TOTAL COMMON STOCKS (identified cost, $0)                                                           35,832

                                                                                                    PRINCIPAL
                                                                                                AMOUNT/SHARES
                    SECURITY LENDING COLLATERAL - 5.6%
                    Bank Of Montreal, 1.02%, due 05/21/04                                        $    351,065          351,065
                    Credit Agricole Indosuez Bank, 1.02%, due 05/12/04                                216,171          216,171
                    Den Danske Bank, 1.02%, due 05/18/04                                               90,071           90,071
                    Goldman Sachs Financial Square Prime Obligations Money Market Fund                216,171          216,171
                    Merrill Lynch Premier Institutional Money Market Fund                              11,507           11,507
                    Merrimac Money Market Fund                                                        126,099          126,099
                    Morgan Stanley Dean Witter & Company, 1.08%, due 05/03/04                          90,071           90,071
                                                                                                                  ------------

                    TOTAL SECURITY LENDING COLLATERAL (identified cost, $1,101,155)                                  1,101,155

                    REPURCHASE AGREEMENT - 2.0%
                    Investors Bank & Trust Repurchase Agreement, 0.71%,
                      dated 04/30/04, $389,377 due on 05/03/04 (secured
                      by Federal Government Agency, 4.375%, due on
                      07/25/15, with value of
                      $408,822), at cost                                                              389,354          389,354
                                                                                                                  ------------

                    TOTAL INVESTMENTS (identified cost, $20,546,199)                                                20,534,827

                    Other assets, less liabilities - (4.9%)                                                           (950,527)
                                                                                                                  ------------

                    NET ASSETS - 100.0%                                                                           $ 19,584,300
                                                                                                                  ============

  144A Security exempt from registration under Rule 144A of the Securities Act of 1933. Security may be resold in transactions exempt from registration, normally to qualified buyers. At April 30, 2004, the aggregate market value of these securities was $555,490 or 2.84% of net assets.

  (*)   When-issued security
  (+)   Denotes all or a portion of security on loan

See notes to financial statements.

DLB HIGH YIELD FUND

PORTFOLIO OF INVESTMENTS  (UNAUDITED)
APRIL 30, 2004

------------------------------------------------------------------------------------------------------------------------------

     S&P/MOODY'S
     BOND RATING                                                                                   PRINCIPAL
     (UNAUDITED)                                ISSUER                                              AMOUNT            VALUE

                    AEROSPACE & DEFENSE - 2.0%
         B3         Dunlop Standard Aerospace Holdings PLC 144A, 11.875%, 2009                   $    300,000     $    317,250
         B3         TD Funding Corporation, 8.375%, 2011                                              125,000          132,187
         B2         Vought Aircraft Industries, Inc. 144A, 8.00%, 2011                                825,000          837,375
                                                                                                                  ------------
                                                                                                                     1,286,812
                                                                                                                  ------------
                    AIRLINES - 0.5%
        CCC         Delta Air Lines, Inc. 144A, 10.00%, 2008 (+)                                      550,000          330,000
                                                                                                                  ------------

                    AUTOMOBILE - 1.6%
        Caa1        Prestolite Electric, Inc., 9.625%, 2008                                         1,000,000        1,025,000
                                                                                                                  ------------

                    AUTOMOTIVE & INDUSTRIAL - 6.3%
         B2         Collins & Aikman Products, 10.75%, 2011                                           250,000          258,750
         B3         Collins & Aikman Products, 11.50%, 2006 (+)                                     1,025,000        1,014,750
        Ba3         Dana Corporation, 9.00%, 2011                                                     250,000          295,000
         B2         GenCorp, Inc., 9.50%, 2013                                                        350,000          365,750
         B3         Keystone Automotive Operations, Inc. 144A, 9.75%, 2013                            350,000          383,250
         B3         Metaldyne Corporation 144A, 10.00%, 2013                                          100,000           97,000
         B2         Tenneco Automotive, Inc., 10.25%, 2013 (+)                                        175,000          201,687
        Caa1        Tenneco Automotive, Inc. Series B, 11.625%, 2009                                  900,000          985,500
         B2         TRW Automotive, Inc., 11.00%, 2013                                                309,000          367,710
                                                                                                                  ------------
                                                                                                                     3,969,397
                                                                                                                  ------------
                    BANKING - 0.6%
         B3         Dollar Financial Group, Inc., 9.75%, 2011                                         375,000          403,125
                                                                                                                  ------------

                    BEVERAGES, FOOD & TOBACCO - 4.5%
         B3         B&G Foods, Inc. Series D, 9.625%, 2007                                            250,000          258,020
        Ba3         Constellation Brands, Inc., 8.125%, 2012                                          150,000          163,500
         B2         Del Monte Corporation, 8.625%, 2012                                                75,000           82,875
         B3         Land O' Lakes, Inc., 8.75%, 2011 (+)                                              430,000          410,650
         B2         Land O' Lakes, Inc. 144A, 9.00%, 2010                                             500,000          523,750
         B3         National Wine And Spirits, Inc., 10.125%, 2009                                    600,000          540,000
         B3         Pinnacle Foods Holding Corporation 144A, 8.25%, 2013                              225,000          234,844
        Ba2         Smithfield Foods, Inc. Series B, 7.75%, 2013                                      600,000          648,000
                                                                                                                  ------------
                                                                                                                     2,861,639
                                                                                                                  ------------
                    BROADCASTING - 2.7%
        Ba3         EchoStar DBS Corporation 144A, 6.375%, 2011                                       925,000          935,406
         B2         Mediacom LLC/Capital Corporation, 8.50%, 2008 (+)                                 750,000          748,125
                                                                                                                  ------------
                                                                                                                     1,683,531
                                                                                                                  ------------
                    CABLE - 1.6%
         B1         CSC Holdings, Inc., 7.625%, 2011                                                  750,000          780,000
         B1         CSC Holdings, Inc. Series B, 8.125%, 2009                                         250,000          266,875
                                                                                                                  ------------
                                                                                                                     1,046,875
                                                                                                                  ------------
                    CARGO TRANSPORT - 0.4%
         B2         Kansas City Southern Railway, 9.50%, 2008                                         250,000          276,875
                                                                                                                  ------------

DLB HIGH YIELD FUND

PORTFOLIO OF INVESTMENTS  (UNAUDITED) CONTINUED
APRIL 30, 2004

------------------------------------------------------------------------------------------------------------------------------

     S&P/MOODY'S
     BOND RATING                                                                                   PRINCIPAL
     (UNAUDITED)                                ISSUER                                              AMOUNT            VALUE

                    CHEMICALS & PLASTICS - 4.2%
         B1         Georgia Gulf Corporation 144A, 7.125%, 2013                                  $    325,000     $    342,062
         B2         Huntsman LLC, 11.625%, 2010                                                       800,000          880,000
         B1         Lyondell Chemical Company, 9.50%, 2008 (+)                                        825,000          862,125
         B1         Lyondell Chemical Company, 9.50%, 2008                                            175,000          182,875
        Ba2         Nova Chemicals Corporation, 6.50%, 2012                                            65,000           65,000
        Caa1        OM Group, Inc., 9.25%, 2011                                                       300,000          307,500
                                                                                                                  ------------
                                                                                                                     2,639,562
                                                                                                                  ------------
                    COMMERCIAL SERVICES - 6.0%
        Caa3        Interpool, Inc., 7.35%, 2007                                                      250,000          242,500
         B3         Mail-Well, Inc. 144A, 7.875%, 2013 (+)                                            800,000          756,000
         B2         MSX International, Inc., 11.00%, 2007                                             200,000          194,000
        Caa1        MSX International, Inc., 11.375%, 2008                                            600,000          432,000
         B3         Quintiles Transnational Corporation 144A, 10.00%, 2013                            500,000          517,500
         B3         Rent Way, Inc., 11.875%, 2010                                                     225,000          250,875
         B1         Service Corporation International, 6.875%, 2007                                   300,000          316,500
         B2         United Rentals North America, Inc., 7.75%, 2013 (+)                               500,000          482,500
         B2         United Rentals, Inc. 144A, 7.00%, 2014 (+)                                        500,000          465,000
         B2         Von Hoffman Corporation, 10.25%, 2009                                              75,000           78,000
         B3         Von Hoffman Corporation, 10.375%, 2007                                             50,000           50,125
                                                                                                                  ------------
                                                                                                                     3,785,000
                                                                                                                  ------------
                    COMPUTER INTEGRATED SYSTEMS DESIGN - 1.2%
         B2         Activant Solutions, Inc., 10.50%, 2011                                            725,000          752,187
                                                                                                                  ------------

                    CONSUMER PRODUCTS - 0.9%
        Ba1         American Greetings Corporation, 6.10%, 2028                                       250,000          261,250
        Ba2         American Greetings Corporation, 11.75%, 2008                                      250,000          292,500
                                                                                                                  ------------
                                                                                                                       553,750
                                                                                                                  ------------
                    CONTAINERS, PACKAGING & GLASS - 4.8%
         B3         AEP Industries, Inc., 9.875%, 2007 (+)                                          1,200,000        1,236,000
        Ba3         Ball Corporation, 6.875%, 2012                                                    300,000          316,500
         B2         Portola Packaging, Inc. 144A, 8.25%, 2012 (+)                                     175,000          147,875
         B3         Tekni-Plex, Inc., 12.75%, 2010                                                    520,000          525,200
         B2         Tekni-Plex, Inc. 144A, 8.75%, 2013                                                800,000          788,000
                                                                                                                  ------------
                                                                                                                     3,013,575
                                                                                                                  ------------
                    COSMETICS & PERSONAL CARE - 0.7%
         B3         Elizabeth Arden, Inc. 144A, 7.75%, 2014                                           425,000          439,344
                                                                                                                  ------------

                    DIVERSIFIED/CONGLOMERATE MANUFACTURING - 0.2%
        Ba2         Westinghouse Air Brake Company, 6.875%, 2013                                      150,000          155,625
                                                                                                                  ------------

                    DIVERSIFIED/CONGLOMERATE SERVICES - 2.5%
        Ba1         Briggs & Stratton Corporation, 8.875%, 2011                                        65,000           77,025
         B2         Buhrmann US, Inc., 12.25%, 2009                                                   250,000          275,000
         B3         Iron Mountain, Inc., 8.625%, 2013                                                 400,000          428,000
         B3         Williams Scotsman, Inc., 9.875%, 2007                                             800,000          796,000
                                                                                                                  ------------
                                                                                                                     1,576,025
                                                                                                                  ------------
                    ELECTRIC UTILITIES - 0.8%
         B2         NRG Energy, Inc. 144A, 8.00%, 2013                                                500,000          503,750
                                                                                                                  ------------

84

DLB HIGH YIELD FUND

PORTFOLIO OF INVESTMENTS  (UNAUDITED) CONTINUED
APRIL 30, 2004

------------------------------------------------------------------------------------------------------------------------------

     S&P/MOODY'S
     BOND RATING                                                                                   PRINCIPAL
     (UNAUDITED)                                ISSUER                                              AMOUNT            VALUE

                    ELECTRICAL EQUIPMENT - 0.1%
         B3         Rayovac Corporation, 8.50%, 2013                                             $     75,000     $     80,250
                                                                                                                  ------------

                    ELECTRONICS - 5.4%
        Ba1         Ametek, Inc., 7.20%, 2008                                                         100,000          107,032
         B3         Communications & Power Industries, Inc. 144A, 8.00%, 2012                         100,000          102,000
        CCC+        Conexant Systems, Inc., 4.00%, 2007 (+)                                           125,000          123,281
         B-         FEI Company, 5.50%, 2008                                                           55,000           55,825
         B-         FEI Company 144A, 5.50%, 2008                                                      75,000           76,125
        Ba2         Flextronics International Ltd., 6.50%, 2013 (+)                                   375,000          379,687
        Caa2        Special Devices, Inc. Series B, 11.375%, 2008                                   1,875,000        1,800,000
         B3         Telex Communications, Inc., 11.50%, 2008                                          750,000          802,500
                                                                                                                  ------------
                                                                                                                     3,446,450
                                                                                                                  ------------
                    ELECTRONICS/SEMICONDUCTORS - 0.2%
         B-         Cymer, Inc. 144A, 3.50%, 2009                                                     125,000          125,781
                                                                                                                  ------------

                    ENTERTAINMENT & LEISURE - 3.0%
         B3         Bally Total Fitness Holding Corporation Series D, 9.875%, 2007 (+)                175,000          140,000
         B3         Imax Corporation 144A, 9.625%, 2010                                               500,000          505,000
         B3         Lodgenet Entertainment Corporation, 9.50%, 2013                                   500,000          550,000
         B2         Six Flags, Inc., 9.75%, 2013 (+)                                                  250,000          263,437
         B2         Six Flags, Inc. 144A, 9.625%, 2014                                                250,000          261,875
         B3         Warner Music Group 144A, 7.375%, 2014                                             200,000          201,000
                                                                                                                  ------------
                                                                                                                     1,921,312
                                                                                                                  ------------
                    FINANCIAL SERVICES - 0.6%
         B3         New ASAT Finance Ltd. 144A, 9.25%, 2011                                           200,000          211,000
         B2         River Rock Entertainment Authority 144A, 9.75%, 2011                              175,000          186,375
                                                                                                                  ------------
                                                                                                                       397,375
                                                                                                                  ------------
                    FOOD RETAILERS - 0.8%
         B3         General Nutrition Centers, Inc. 144A, 8.50%, 2010                                 500,000          522,500
                                                                                                                  ------------

                    HEALTHCARE, EDUCATION & CHILDCARE - 1.4%
         B3         Tenet Healthcare Corporation, 7.375%, 2013 (+)                                  1,000,000          905,000
                                                                                                                  ------------

                    HEAVY MACHINERY - 0.4%
        Caa3        Elgin National Industries, Inc., 11.00%, 2007                                     125,000           94,062
         B1         Manitowoc Company, Inc., 7.125%, 2013                                             135,000          141,075
                                                                                                                  ------------
                                                                                                                       235,137
                                                                                                                  ------------
                    HOTELS, MOTELS, INNS & GAMING - 4.2%
         B2         Argosy Gaming Company, 9.00%, 2011                                                250,000          281,875
         B2         Majestic Star Casino LLC/ Majestic Star Casino Cap, 9.50%, 2010                   500,000          523,750
        Ba1         MGM Mirage, Inc., 6.00%, 2009                                                     500,000          506,250
        Ba1         MGM Mirage, Inc., 8.50%, 2010                                                     250,000          281,875
         B2         OED Corp./DIAMOND JO LLC 144A, 8.75%, 2012 (+)                                    750,000          733,125
        Ba1         Park Place Entertainment Corporation, 7.00%, 2013                                  45,000           47,250
        Ba1         Park Place Entertainment Corporation, 7.50%, 2009                                 250,000          272,500
                                                                                                                  ------------
                                                                                                                  $  2,646,625
                                                                                                                  ============


DLB HIGH YIELD FUND

PORTFOLIO OF INVESTMENTS  (UNAUDITED) CONTINUED
APRIL 30, 2004

------------------------------------------------------------------------------------------------------------------------------

     S&P/MOODY'S
     BOND RATING                                                                                   PRINCIPAL
     (UNAUDITED)                                ISSUER                                              AMOUNT            VALUE

                    INDUSTRIAL - 3.0%
         B3         Aearo Company I 144A, 8.25%, 2012                                            $    325,000     $    333,125
        Ba1         Airgas, Inc., 7.75%, 2006                                                         200,000          214,000
        Ba2         Airgas, Inc., 9.125%, 2011                                                        100,000          113,000
         B3         Great Lakes Dredge & Dock Corporation 144A, 7.75%, 2013                           150,000          147,750
         B2         Johnsondiversey, Inc., 9.625%, 2012 (+)                                            65,000           71,175
         B2         Koppers, Inc. 144A, 9.875%, 2013                                                  400,000          438,000
        Ba2         Offshore Logistics, Inc., 6.125%, 2013                                            125,000          118,750
        Ba3         SPX Corporation, 6.25%, 2011                                                      175,000          174,562
        Ba2         Tyco International Group SA, 6.375%, 2011                                         250,000          263,254
                                                                                                                  ------------
                                                                                                                     1,873,616
                                                                                                                  ------------
                    INSURANCE - 2.0%
        Ba2         Leucadia National Corporation, 7.00%, 2013                                        500,000          510,000
        Ba3         Leucadia National Corporation 144A, 3.75%, 2014 (+)                               500,000          505,625
        Ba2         Leucadia National Corporation 144A, 7.00%, 2013                                   250,000          255,000
                                                                                                                  ------------
                                                                                                                     1,270,625
                                                                                                                  ------------
                    LODGING - 1.5%
         B1         Intrawest Corporation, 7.50%, 2013                                                750,000          766,875
         B3         Premier Entertainment Biloxi LLC 144A, 10.75%, 2012                               150,000          162,000
                                                                                                                  ------------
                                                                                                                       928,875
                                                                                                                  ------------
                    MACHINERY - 1.7%
        CCC+        Instron Corporation, 13.25%, 2009                                                 850,000          867,000
        Ba1         Kennametal, Inc., 7.20%, 2012                                                     175,000          186,570
                                                                                                                  ------------
                                                                                                                     1,053,570
                                                                                                                  ------------
                    MEDIA - BROADCASTING & PUBLISHING - 3.7%
         B2         American Media Operation, Inc., 8.875%, 2011 (+)                                   75,000           75,938
         B3         Cablevision Systems Corporation 144A, 5.67%, 2009                                 600,000          618,000
         Ca         Charter Communications Holdings Capital Corporation, 9.625%, 2009                 500,000          425,000
         Ca         Charter Communications Holdings Capital Corporation, 10.75%, 2009                 600,000          526,500
         B2         Houghton Mifflin Company, 8.25%, 2011                                             200,000          202,000
         B3         Houghton Mifflin Company, 9.875%, 2013                                             75,000           74,063
         B2         Insight Midwest, LP/Insight Capital, Inc., 9.75%, 2009                            375,000          395,625
                                                                                                                  ------------
                                                                                                                     2,317,126
                                                                                                                  ------------
                    METALS - 0.6%
         B3         Mueller Group, Inc. 144A, 5.919%, 2011                                            150,000          154,125
        Caa1        Mueller Group, Inc. 144A, 10.00%, 2012                                            225,000          235,688
                                                                                                                  ------------
                                                                                                                       389,813
                                                                                                                  ------------
                    MINING/STEEL/IRON - 0.1%
        Caa3        Better Minerals & Aggregates Company, 13.00%, 2009                                 55,000           41,800
                                                                                                                  ------------

                    OIL & GAS - 6.1%
        Ba3         Chesapeake Energy Corporation, 8.125%, 2011 (+)                                   250,000          273,750
        Ba3         Chesapeake Energy Corporation 144A, 6.875%, 2016 (+)                              750,000          761,250
         B2         Exco Resources, Inc. 144A, 7.25%, 2011                                            375,000          378,750
         B2         Ferrellgas Partners LP, 8.75%, 2012                                               125,000          136,875
         B3         Giant Industries, Inc., 8.00%, 2014                                               250,000          250,000
        Ba3         Newfield Exploration Company, 8.375%, 2012                                        250,000          276,250
         B2         North American Energy Partners, Inc. 144A, 8.75%, 2011                            275,000          270,875
         B2         Plains Exploration & Production Company, 8.75%, 2012                              250,000          275,000

86

DLB HIGH YIELD FUND

PORTFOLIO OF INVESTMENTS  (UNAUDITED) CONTINUED
APRIL 30, 2004

------------------------------------------------------------------------------------------------------------------------------

     S&P/MOODY'S
     BOND RATING                                                                                   PRINCIPAL
     (UNAUDITED)                                ISSUER                                              AMOUNT            VALUE

                    OIL & GAS - CONTINUED
        Caa1        Sonat, Inc., 7.625%, 2011                                                    $    500,000     $    432,500
        Ba3         Westport Resources Corporation, 8.25%, 2011                                       100,000          112,250
         B3         Williams Companies, Inc. (The), 7.125%, 2011                                      250,000          261,250
         B3         Williams Companies, Inc. (The), 8.125%, 2012                                      200,000          217,500
         B3         Williams Companies, Inc. (The), 8.625%, 2010                                      200,000          220,000
                                                                                                                  ------------
                                                                                                                     3,866,250
                                                                                                                  ------------
                    PHARMACEUTICALS - 0.2%
         NR         Invitrogen Corporation 144A, 2.25%, 2006                                          100,000          107,625
                                                                                                                  ------------

                    RESTAURANTS - 1.1%
         B3         Domino's, Inc., 8.25%, 2011                                                       175,000          189,000
         B3         VICORP Restaurants, Inc. 144A, 10.50%, 2011                                       500,000          495,000
                                                                                                                  ------------
                                                                                                                       684,000
                                                                                                                  ------------
                    RETAILERS - 0.9%
         B1         Ahold Finance USA, Inc., 6.25%, 2009 (+)                                          100,000          101,125
         B1         Rent-A-Center, Inc. Series B, 7.50%, 2010                                         215,000          223,600
        Ba3         Saks, Inc., 7.50%, 2010                                                           250,000          268,125
                                                                                                                  ------------
                                                                                                                       592,850
                                                                                                                  ------------
                    TELECOMMUNICATIONS - 5.2%
        Caa1        Alamosa Delaware, Inc., 11.00%, 2010                                              357,000          387,345
        Caa1        Alamosa Delaware, Inc. 144A, 8.50%, 2012                                          325,000          314,438
         B3         Cincinnati Bell, Inc., 8.375%, 2014                                               300,000          283,500
         B3         Fairpoint Communications, Inc., 11.875%, 2010                                     350,000          409,500
         B2         Nextel Communications, Inc., 7.375%, 2015                                         850,000          882,938
         B2         Nextel Communications, Inc., 9.375%, 2009                                         150,000          162,188
        Caa2        Qwest Capital Funding, Inc., 7.00%, 2009 (+)                                      650,000          544,375
        Ba3         Qwest Corporation 144A, 9.125%, 2012 (+)                                          125,000          132,813
         B2         Triton PCS, Inc., 8.50%, 2013 (+)                                                 175,000          182,000
                                                                                                                  ------------
                                                                                                                     3,299,097
                                                                                                                  ------------
                    TEXTILES, CLOTHING & FABRICS - 1.5%
         B3         GFSI, Inc. Series B, 9.625%, 2007                                               1,000,000          970,000
                                                                                                                  ------------

                    TRANSPORTATION - 2.9%
         B3         Sea Containers Ltd., 10.50%, 2012                                               1,000,000          982,500
         B2         Ship Finance International Ltd. 144A, 8.50%, 2013                                 900,000          868,500
                                                                                                                  ------------
                                                                                                                     1,851,000
                                                                                                                  ------------
                    UTILITIES - 3.7%
         B3         AES Corporation (The), 8.75%, 2008                                                142,000          147,680
         B3         AES Corporation (The), 8.875%, 2011 (+)                                         1,250,000        1,312,500
        Caa1        Calpine Corporation, 7.875%, 2008 (+)                                             250,000          175,000
         B          Calpine Corporation 144A, 8.50%, 2010 (+)                                         250,000          221,250
        Ba2         Centerpoint Energy, Inc. 144A, 3.75%, 2023                                        125,000          139,063
        Baa1        Duke Energy Corporation, 1.75%, 2023                                              325,000          334,750
                                                                                                                  ------------
                                                                                                                     2,330,243
                                                                                                                  ------------

                    TOTAL BONDS (identified cost, $55,592,321)                                                      58,158,992

DLB HIGH YIELD FUND

PORTFOLIO OF INVESTMENTS  (UNAUDITED) CONTINUED
APRIL 30, 2004

------------------------------------------------------------------------------------------------------------------------------

                                                                                                    PRINCIPAL
                                                                                                AMOUNT/SHARES         VALUE
                    SECURITY LENDING COLLATERAL - 19.0%
                    Bank Of Montreal, 1.02%, due 05/21/04                                        $  3,839,571     $  3,839,571
                    Credit Agricole Indosuez Bank, 1.02%, due 05/12/04                              2,364,239        2,364,239
                    Den Danske Bank, 1.02%, due 05/18/04                                              985,100          985,100
                    Goldman Sachs Financial Square Prime Obligations Money Market Fund              2,364,239        2,364,239
                    Merrill Lynch Premier Institutional Money Market Fund                             125,854          125,854
                    Merrimac Money Market Fund                                                      1,379,139        1,379,139
                    Morgan Stanley Dean Witter & Company, 1.08%, due 05/03/04                         985,100          985,100
                                                                                                                  ------------


                    TOTAL SECURITY LENDING COLLATERAL (identified cost, $12,043,242)                                12,043,242

                    REPURCHASE AGREEMENT - 8.2%
                    Investors Bank & Trust Repurchase Agreement, 0.71%,
                      dated 04/30/04, $5,159,029 due on 05/03/04
                      (secured by Federal Government Agency, 1.50%, due
                      on 08/18/31, with value of
                      $5,417,142), at cost                                                          5,158,724        5,158,724
                                                                                                                  ------------

                    TOTAL INVESTMENTS (identified cost, $72,794,287)                                                75,360,958

                    Other assets, less liabilities - (19.0%)                                                       (12,028,614)
                                                                                                                  ------------

                    NET ASSETS - 100.0%                                                                            $63,332,344
                                                                                                                  ============

  144A Security exempt from registration under Rule 144A of the Securities Act of 1933. Security may be resold in transactions exempt from registration, normally to qualified buyers. At April 30, 2004, the aggregate market value of these securities was $17,082,064 or 26.97% of net assets.

  (+)   Denotes all or a portion of security on loan

See notes to financial statements.

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                                                                              89

THE DLB FUND GROUP

STATEMENTS OF ASSETS AND LIABILITIES (UNAUDITED)
APRIL 30, 2004

--------------------------------------------------------------------------------------------------------------
                                                                                                    Enhanced
                                                                  Core                                Index
                                                                 Growth            Value           Core Equity
                                                                  Fund              Fund              Fund
                                                              ------------      ------------      ------------
ASSETS:

Investments:
    Investments at cost                                       $ 70,760,869      $ 55,158,966      $ 29,274,013
    Net unrealized appreciation (depreciation)                   7,355,745        11,625,799         1,485,088
                                                              ------------      ------------      ------------
      Total investments at value (a)                            78,116,614        66,784,765        30,759,101

Foreign cash, at value (b)                                              --                --                --

Receivable for investments sold                                         --                --         3,182,965
Receivable for fund shares sold                                      8,059            45,103             4,224
Dividends receivable                                                49,393            97,671            37,213
Interest receivable                                                  1,285               440               157

Receivable from the investment manager                                  --                --             5,830
                                                              ------------      ------------      ------------
                                                                78,175,351        66,927,979        33,989,490
                                                              ------------      ------------      ------------
LIABILITIES:

Payable for investments purchased                                       --           307,398         2,994,669

Payable for fund shares redeemed                                     3,569            45,560                --

Accrued capital gains tax payable                                       --                --                --
Collateral for securities on loan                                1,516,430         5,303,760         1,633,700
Accrued management fees                                             35,073            29,601            12,330
Accrued expenses                                                    39,966            39,341            37,626
                                                              ------------      ------------      ------------
                                                                 1,595,038         5,725,660         4,678,325
                                                              ------------      ------------      ------------
NET ASSETS                                                    $ 76,580,313      $ 61,202,319      $ 29,311,165
                                                              ============      ============      ============

NET ASSETS CONSIST OF:
    Paid-in capital                                           $129,143,115      $ 53,487,387      $ 40,390,964
    Unrealized appreciation (depreciation) of investments
      and translation of assets and liabilities in foreign
      currencies                                                 7,355,745        11,625,799         1,485,088
    Accumulated net realized gain (loss) on investments
      and foreign currency transactions                        (59,954,866)       (4,139,291)      (12,652,179)
    Accumulated undistributed net investment income (loss)          36,319           228,424            87,292
                                                              ------------      ------------      ------------
      Total                                                   $ 76,580,313      $ 61,202,319      $ 29,311,165
                                                              ============      ============      ============
SHARES OF BENEFICIAL INTEREST OUTSTANDING                        9,275,618         4,095,862         3,016,552
                                                              ============      ============      ============

NET ASSET VALUE, OFFERING PRICE, AND REDEMPTION PRICE PER
  SHARE (NET ASSETS/SHARES OF BENEFICIAL INTEREST
  OUTSTANDING)                                                $       8.26      $      14.94      $       9.72
                                                              ============      ============      ============

--------------------------------------------------------------------------------------------------------------
(a) Including securities on loan with market values of:       $  1,459,856      $  5,155,253      $  1,569,730
(b) Cost of cash denominated in foreign currencies:                     --                --                --

See notes to financial statements.

------------------------------------------------------------------------------------------------------------------------
  Enhanced           Enhanced          Small             Small
   Index              Index        Capitalization       Company           Emerging            Fixed             High
   Growth             Value            Value          Opportunities        Markets           Income             Yield
    Fund              Fund              Fund              Fund              Fund              Fund              Fund
------------      ------------      ------------      ------------      ------------      ------------      ------------
$ 21,635,546      $ 30,785,414      $ 99,523,394      $463,412,180      $ 33,306,666      $ 20,546,199      $ 72,794,287
     796,662         2,759,028        20,305,026        47,176,217         9,159,662           (11,372)        2,566,671
------------      ------------      ------------      ------------      ------------      ------------      ------------
  22,432,208        33,544,442       119,828,420       510,588,397        42,466,328        20,534,827        75,360,958

          --                --                --                --           168,418                --                --
   1,552,144         2,999,249           550,882         5,134,300            75,575           149,927           101,125
       3,784             4,800           198,899           463,241                --                --            11,058
      12,149            65,501            69,960           244,165            82,193                --                --
          --               256             1,881             3,219               683           182,418         1,280,028
       8,564             4,231             1,912                --                --             7,758             1,233
------------      ------------      ------------      ------------      ------------      ------------      ------------
  24,008,849        36,618,479       120,651,954       516,433,322        42,793,197        20,874,930        76,754,402
------------      ------------      ------------      ------------      ------------      ------------      ------------

   1,664,945         3,544,411         3,378,037         4,905,534            38,805           145,195         1,319,467

          --                --           441,559           527,753                --                --                --

          --                --                --                --           205,548                --                --
   1,148,948         2,263,678         9,707,075        23,436,107         2,972,930         1,101,155        12,043,242
       8,892            12,947            62,166           414,834            44,029             6,568            25,685
      38,229            42,175            46,894           106,800            59,178            37,712            33,664
------------      ------------      ------------      ------------      ------------      ------------      ------------
   2,861,014         5,863,211        13,635,731        29,391,028         3,320,490         1,290,630        13,422,058
------------      ------------      ------------      ------------      ------------      ------------      ------------
$ 21,147,835      $ 30,755,268      $107,016,223      $487,042,294      $ 39,472,707      $ 19,584,300      $ 63,332,344
============      ============      ============      ============      ============      ============      ============


$ 26,677,002      $ 28,731,825      $ 82,192,598      $429,929,535      $ 30,739,606      $ 19,859,826      $ 61,300,693

     796,662         2,759,028        20,305,026        47,176,217         8,952,886           (11,372)        2,566,671

  (6,329,095)         (908,394)        4,490,847        11,031,693           522,020          (228,657)         (618,628)
       3,266           172,809            27,752        (1,095,151)         (741,805)          (35,497)           83,608
------------      ------------      ------------      ------------      ------------      ------------      ------------
$ 21,147,835      $ 30,755,268      $107,016,223      $487,042,294      $ 39,472,707      $ 19,584,300      $ 63,332,344
============      ============      ============      ============      ============      ============      ============
   2,753,904         2,896,967         7,494,550        31,766,996         3,118,202         1,875,789         6,178,984
============      ============      ============      ============      ============      ============      ============



$       7.68      $      10.62      $      14.28      $      15.33      $      12.66      $      10.44      $      10.25
============      ============      ============      ============      ============      ============      ============

------------------------------------------------------------------------------------------------------------------------
$  1,102,181      $  2,165,936      $  9,107,446      $ 22,447,302      $  2,883,470      $  1,075,022      $ 11,753,816

          --                --                --                --           169,024                --                --

THE DLB FUND GROUP

STATEMENT OF OPERATIONS (UNAUDITED)
PERIOD ENDED APRIL 30, 2004

--------------------------------------------------------------------------------------------------------------
                                                                                                    Enhanced
                                                                  Core                                Index
                                                                 Growth            Value           Core Equity
                                                                  Fund              Fund              Fund
                                                              ------------      ------------      ------------

NET INVESTMENT INCOME:
    Interest (a)                                              $      3,196      $      3,907      $        973
    Dividends (b)                                                  443,412           663,069           247,759
                                                              ------------      ------------      ------------
                                                                   446,608           666,976           248,732
                                                              ------------      ------------      ------------
EXPENSES:
    Management fees                                                224,835           168,047            72,790
    Trustees' fees                                                   3,127             3,127             3,127
    Custodian fees                                                  52,663            40,591            36,767
    Accounting and audit fees                                       13,684            13,684            13,684
    Registration fees                                                7,248             7,806             7,379
    Legal fees                                                       6,346             6,346             6,346
    Transfer and dividend disbursing agent fees                      5,800             4,950             4,092
    Miscellaneous                                                    3,933             3,179             2,618
                                                              ------------      ------------      ------------
                                                                   317,636           247,730           146,803
    Reduction of expenses by investment manager                         --            (3,300)          (44,897)
                                                              ------------      ------------      ------------
    Net expenses                                                   317,636           244,430           101,906
                                                              ------------      ------------      ------------
    Net investment income (loss)                                   128,972           422,546           146,826
                                                              ------------      ------------      ------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Realized gain (loss)(identified cost basis):
    Investment transactions (c)                                  4,230,481         2,474,980         1,742,866
    Foreign currency transactions, forward foreign
      currency exchange contracts and other transactions
      denominated in foreign currency                                   --                --                --
                                                              ------------      ------------      ------------
      Net realized gain on investments and foreign currency      4,230,481         2,474,980         1,742,866
                                                              ------------      ------------      ------------
Change in unrealized appreciation (depreciation):
    Investments (d)                                                599,252         1,113,521          (309,099)
    Foreign currency transactions, forward foreign currency
      exchange contracts and other transactions denominated
      in foreign currency                                               --                --                --
                                                              ------------      ------------      ------------
      Net unrealized appreciation (depreciation) on
      investments and foreign currency                             599,252         1,113,521          (309,099)
                                                              ------------      ------------      ------------
      Net realized and unrealized gain (loss) on investments     4,829,733         3,588,501         1,433,767
                                                              ------------      ------------      ------------
      Net increase in net assets from operations              $  4,958,705      $  4,011,047      $  1,580,593
                                                              ============      ============      ============

--------------------------------------------------------------------------------------------------------------
(a) Interest income includes security lending income of:      $      1,444      $      2,143      $        745
(b) Dividend income is net of withholding taxes of:                  4,043             6,146                --
(c) Net of capital gains taxes of:                                      --                --                --
(d) Net of foreign capital gains tax accrual of:                        --                --                --

See notes to financial statements.

------------------------------------------------------------------------------------------------------------------------
  Enhanced           Enhanced          Small             Small
   Index              Index        Capitalization       Company           Emerging            Fixed             High
   Growth             Value            Value          Opportunities        Markets           Income             Yield
    Fund              Fund              Fund              Fund              Fund              Fund              Fund
------------      ------------      ------------      ------------      ------------      ------------      ------------

$        641      $      1,610      $     13,981      $     56,243      $      2,947      $    494,522      $  2,681,077
     107,512           374,364           500,396         1,649,569           340,246                --             2,320
------------      ------------      ------------      ------------      ------------      ------------      ------------
     108,153           375,974           514,377         1,705,812           343,193           494,522         2,683,397
------------      ------------      ------------      ------------      ------------      ------------      ------------

      52,714            76,003           336,126         2,461,717           251,855            43,133           146,541
       3,127             3,127             3,127             3,127             3,127             3,127             3,127
      35,345            43,317            58,075           279,839            95,142            28,727            41,830
      13,684            13,684            13,684            13,684            16,749            14,432            14,432
       7,184             7,205             7,413            11,579             7,523             7,143             8,477
       6,346             6,346             6,346             6,346             6,346             6,346             6,346
       3,747             3,772             4,804            15,982             2,939             3,671             4,901
       2,331             2,470             3,220             8,689             2,539             2,468             2,597
------------      ------------      ------------      ------------      ------------      ------------      ------------
     124,478           155,924           432,795         2,800,963           386,220           109,047           228,251
     (50,679)          (49,520)          (24,641)               --           (33,622)          (49,739)           (8,440)
------------      ------------      ------------      ------------      ------------      ------------      ------------
      73,799           106,404           408,154         2,800,963           352,598            59,308           219,811
------------      ------------      ------------      ------------      ------------      ------------      ------------
      34,354           269,570           106,223        (1,095,151)           (9,405)          435,214         2,463,586
------------      ------------      ------------      ------------      ------------      ------------      ------------


   1,156,693         1,845,033         6,743,210        12,820,212         1,657,011           255,487         1,425,061

          --                --                --                --              (134)               --                --
------------      ------------      ------------      ------------      ------------      ------------      ------------
   1,156,693         1,845,033         6,743,210        12,820,212         1,656,877           255,487         1,425,061
------------      ------------      ------------      ------------      ------------      ------------      ------------

    (391,771)           77,033         2,934,605        (8,278,815)          504,883          (437,924)         (498,258)

          --                --                --                --              (964)               --                --
------------      ------------      ------------      ------------      ------------      ------------      ------------

    (391,771)           77,033         2,934,605        (8,278,815)          503,919          (437,924)         (498,258)
------------      ------------      ------------      ------------      ------------      ------------      ------------
     764,922         1,922,066         9,677,815         4,541,397         2,160,796          (182,437)          926,803
------------      ------------      ------------      ------------      ------------      ------------      ------------
$    799,276      $  2,191,636      $  9,784,038      $  3,446,246      $  2,151,391      $    252,777      $  3,390,389
============      ============      ============      ============      ============      ============      ============

------------------------------------------------------------------------------------------------------------------------
$        800      $      1,389      $      7,136      $      8,703      $      2,555      $        632      $     15,754
          33                21             2,567                --            45,852                --                --
          --                --                --                --            42,892                --                --
          --                --                --                --           205,548                --                --

THE DLB FUND GROUP

STATEMENTS OF CHANGES IN NET ASSETS

--------------------------------------------------------------------------------------------------------------------------


                                                               Core Growth Fund                       Value Fund
                                                        ------------------------------      ------------------------------
                                                         Six Months                          Six Months
                                                            Ended             Year              Ended             Year
                                                       April 30, 2004        Ended         April 30, 2004        Ended
                                                         (Unaudited)    October 31, 2003     (Unaudited)    October 31, 2003
                                                        ------------      ------------      ------------      ------------
INCREASE (DECREASE) IN NET ASSETS:
   From operations:
        Net investment income                           $    128,972      $    427,884      $    422,546      $    908,235
        Net realized gain (loss) on investments            4,230,481        (8,294,717)        2,474,980        (2,545,358)
        Net unrealized appreciation (depreciation)
           on investments and foreign currency               599,252        22,894,379         1,113,521        11,999,169
                                                        ------------      ------------      ------------      ------------
                                                           4,958,705        15,027,546         4,011,047        10,362,046
                                                        ------------      ------------      ------------      ------------
   Distributions to shareholders:
        From net investment income:                         (465,964)         (207,476)         (917,861)         (693,020)
                                                        ------------      ------------      ------------      ------------

   Fund share transactions:
        Net proceeds from sales of shares                  2,529,046        47,345,265         7,884,498        26,693,904
        Net asset value of shares issued in
           reinvestment of distributions                     465,964           207,476           916,371           692,044
        Cost of shares reacquired                        (32,437,490)      (53,321,755)      (18,997,882)      (21,087,539)
                                                        ------------      ------------      ------------      ------------
                                                         (29,442,480)       (5,769,014)      (10,197,013)        6,298,409
                                                        ------------      ------------      ------------      ------------
           Total increase (decrease) in net assets       (24,949,739)        9,051,056        (7,103,827)       15,967,435

NET ASSETS:
   At beginning of period                                101,530,052        92,478,996        68,306,146        52,338,711
                                                        ------------      ------------      ------------      ------------
   End of period                                        $ 76,580,313      $101,530,052      $ 61,202,319      $ 68,306,146
                                                        ============      ============      ============      ============
   Net assets at end of period includes accumulated
     undistributed net investment income                $     36,319      $    373,311      $    228,424      $    723,739
                                                        ============      ============      ============      ============

See notes to financial statements.

------------------------------------------------------------------------------------------------------

        Enhanced Index                      Enhanced Index                      Enhanced Index
       Core Equity Fund                      Growth Fund                          Value Fund
------------------------------      ------------------------------      ------------------------------
  Six Months                          Six Months                         Six Months
    Ended              Year             Ended              Year             Ended              Year
April 30, 2004        Ended        April 30, 2004         Ended        April 30, 2004         Ended
 (Unaudited)    October 31, 2003     (Unaudited)    October 31, 2003     (Unaudited)    October 31, 2003
------------      ------------      ------------      ------------      ------------      ------------
$    146,826      $    273,201      $     34,354      $     72,014      $    269,570      $    456,433
   1,742,866        (2,130,976)        1,156,693        (1,396,151)        1,845,033          (864,803)

    (309,099)        6,309,821          (391,771)        4,861,192            77,033         5,399,740
------------      ------------      ------------      ------------      ------------      ------------
   1,580,593         4,452,046           799,276         3,537,055         2,191,636         4,991,370
------------      ------------      ------------      ------------      ------------      ------------

    (277,657)         (249,978)          (76,599)          (42,489)         (470,995)         (364,287)
------------      ------------      ------------      ------------      ------------      ------------


     682,694         1,071,630           394,425         1,713,590           529,612         1,799,714

     277,096           249,489            76,599            42,489           470,995           364,287
    (354,058)       (2,040,217)         (199,461)         (512,742)         (307,956)         (510,272)
------------      ------------      ------------      ------------      ------------      ------------
     605,732          (719,098)          271,563         1,243,337           692,651         1,653,729
------------      ------------      ------------      ------------      ------------      ------------
   1,908,668         3,482,970           994,240         4,737,903         2,413,292         6,280,812


  27,402,497        23,919,527        20,153,595        15,415,692        28,341,976        22,061,164
------------      ------------      ------------      ------------      ------------      ------------
$ 29,311,165      $ 27,402,497      $ 21,147,835      $ 20,153,595      $ 30,755,268      $ 28,341,976
============      ============      ============      ============      ============      ============
$     87,292      $    218,123      $      3,266      $     45,511      $    172,809      $    374,234
============      ============      ============      ============      ============      ============

THE DLB FUND GROUP

STATEMENTS OF CHANGES IN NET ASSETS

--------------------------------------------------------------------------------------------------------------------------


                                                             Small Capitalization                    Small Company
                                                                  Value Fund                      Opportunities Fund
                                                        ------------------------------      ------------------------------
                                                         Six Months                          Six Months
                                                            Ended             Year              Ended             Year
                                                       April 30, 2004        Ended         April 30, 2004        Ended
                                                         (Unaudited)    October 31, 2003     (Unaudited)    October 31, 2003
                                                        ------------      ------------      ------------      ------------
INCREASE (DECREASE) IN NET ASSETS:
   From operations:
        Net investment income (loss)                    $    106,223      $    249,087      $ (1,095,151)     $ (1,311,319)
        Net realized gain (loss) on investments            6,743,210        (2,077,722)       12,820,212        (1,238,042)
        Net unrealized appreciation (depreciation)
          on investments and foreign currency              2,934,605        23,959,968        (8,278,815)      104,173,567
                                                        ------------      ------------      ------------      ------------
                                                           9,784,038        22,131,333         3,446,246       101,624,206
                                                        ------------      ------------      ------------      ------------
   Distributions to shareholders:
        From net investment income                          (192,184)         (283,659)               --                --
        From net realized gain on investments:                    --                --                --        (7,710,524)
        Return of capital                                         --                --                --           (33,396)
                                                        ------------      ------------      ------------      ------------
                                                            (192,184)         (283,659)               --        (7,743,920)
                                                        ------------      ------------      ------------      ------------
   Fund share transactions:
        Net proceeds from sales of shares                 28,719,432        18,808,805       129,431,601       194,487,542
        Net asset value of shares issued in
          reinvestment of distributions                      192,184           283,659                --         7,717,889
        Cost of shares reacquired                        (14,652,155)      (17,096,778)      (96,807,246)     (144,999,036)
                                                        ------------      ------------      ------------      ------------
                                                          14,259,461         1,995,686        32,624,355        57,206,395
                                                        ------------      ------------      ------------      ------------
           Total increase (decrease) in net assets        23,851,315        23,843,360        36,070,601       151,086,681

NET ASSETS:
   At beginning of period                                 83,164,908        59,321,548       450,971,693       299,885,012
                                                        ------------      ------------      ------------      ------------
   End of period                                        $107,016,223      $ 83,164,908      $487,042,294      $450,971,693
                                                        ============      ============      ============      ============
   Net assets at end of period includes accumulated
     undistributed net investment income (loss)         $     27,752      $    113,713      $ (1,095,151)     $         --
                                                        ============      ============      ============      ============

See notes to financial statements.

------------------------------------------------------------------------------------------------------

       Emerging Markets                      Fixed Income                         High Yield
             Fund                                Fund                                Fund
------------------------------      ------------------------------      ------------------------------
  Six Months                          Six Months                         Six Months
    Ended              Year             Ended              Year             Ended              Year
April 30, 2004        Ended        April 30, 2004         Ended        April 30, 2004         Ended
 (Unaudited)    October 31, 2003     (Unaudited)    October 31, 2003     (Unaudited)    October 31, 2003
------------      ------------      ------------      ------------      ------------      ------------
$     (9,405)     $    184,549      $    435,214      $    997,586      $  2,463,586      $  2,833,155
   1,656,877         1,598,868           255,487           145,571         1,425,061         1,401,500

     503,919        10,149,906          (437,924)           56,073          (498,258)        4,461,037
------------      ------------      ------------      ------------      ------------      ------------
   2,151,391        11,933,323           252,777         1,199,230         3,390,389         8,695,692
------------      ------------      ------------      ------------      ------------      ------------

    (821,139)         (459,598)         (490,093)       (1,038,928)       (2,415,071)       (2,841,182)

          --                --                --                --                --                --

          --                --                --                --                --                --
------------      ------------      ------------      ------------      ------------      ------------
    (821,139)         (459,598)         (490,093)       (1,038,928)       (2,415,071)       (2,841,182)
------------      ------------      ------------      ------------      ------------      ------------

      30,000           354,712         1,000,000           613,000         9,772,604        16,398,300

     820,467           459,215           438,365           919,167         2,356,768         2,766,545
     (18,000)         (377,245)       (3,174,494)       (2,420,919)         (323,975)         (171,500)
------------      ------------      ------------      ------------      ------------      ------------
     832,467           436,682        (1,736,129)         (888,752)       11,805,397        18,993,345
------------      ------------      ------------      ------------      ------------      ------------
   2,162,719        11,910,407        (1,973,445)         (728,450)       12,780,715        24,847,855


  37,309,988        25,399,581        21,557,745        22,286,195        50,551,629        25,703,774
------------      ------------      ------------      ------------      ------------      ------------
$ 39,472,707      $ 37,309,988      $ 19,584,300      $ 21,557,745      $ 63,332,344      $ 50,551,629
============      ============      ============      ============      ============      ============
$   (741,805)     $     88,739      $    (35,497)     $     19,382      $     83,608      $     35,093
============      ============      ============      ============      ============      ============

DLB CORE GROWTH FUND

FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------------------------------------------------------

                                        Six Months
                                          Ended                                                          Ten Months    Period
                                         April 30,                Years Ended October 31,                  Ended        Ended
                                           2004       -----------------------------------------------    October 31, December 31,
                                       (Unaudited)      2003         2002         2001         2000         1999        1998***
                                         --------     --------     --------     --------     --------     --------     --------
Per share data (for a share outstanding
   throughout each period):
   Net asset value - beginning of period $   7.83     $   6.85     $   8.33     $  14.65     $  12.93     $  12.82     $  10.00
                                         --------     --------     --------     --------     --------     --------     --------

   Income from investment operations:
        Net investment income (loss)          .03          .04          .02         --  (a)      (.01)         .02          .05
        Net realized and unrealized gain
         (loss) on investments                .45          .96        (1.49)       (4.85)        2.36          .09         3.09
                                         --------     --------     --------     --------     --------     --------     --------
                                              .48         1.00        (1.47)       (4.85)        2.35          .11         3.14
                                         --------     --------     --------     --------     --------     --------     --------

   Less distributions to shareholders:
        From net investment income           (.05)        (.02)        (.01)        --  (a)      (.02)        --  (a)      (.05)
        From net realized gain on
         investments                         --           --           --          (1.47)        (.61)        --  (a)      (.27)
                                         --------     --------     --------     --------     --------     --------     --------
                                             (.05)        (.02)        (.01)       (1.47)        (.63)        --           (.32)
                                         --------     --------     --------     --------     --------     --------     --------

   Net asset value - end of period       $   8.26     $   7.83     $   6.85     $   8.33     $  14.65     $  12.93     $  12.82
                                         ========     ========     ========     ========     ========     ========     ========

   Total return                              6.14%**     14.56%      (17.71%)     (35.74%)      18.57%        0.85% **     31.33% **

   Ratios and Supplemental Data:
        Ratio of expenses to average
         net assets                          0.78% *      0.75%        0.74%        0.73%        0.69%        0.68% *      0.80% *
        Ratio of net investment income
         (loss) to average net assets        0.32% *      0.41%        0.16%        0.05%       (0.09%)       0.19% *      0.48% *
        Portfolio turnover                     16% **       83%          43%          51%          96%          66% **       34% **
        Net assets at end of period
         (000 omitted)                   $ 76,580     $101,530     $ 92,479     $112,222     $156,920     $115,991     $ 33,054

The manager has agreed with the Fund to reduce its management fee and/or bear certain expenses, such that the Fund's total expenses do not exceed 0.80% of average daily net assets. Without such agreement the investment income per share and ratios would have been:

       Net investment income             $   --       $   --       $   --       $   --       $   --       $   --       $   0.03

       Ratios (to average net assets):
           Expenses                          --           --           --           --           --           --           0.95%*
           Net investment income             --           --           --           --           --           --           0.32%*

*      Annualized.
**    Not annualized.
*** For the period from January 20, 1998 (commencement of operations) to December 31, 1998. (a) Amount was less than $.01 per share.

See notes to financial statements.

DLB VALUE FUND

FINANCIAL HIGHLIGHTS

-----------------------------------------------------------------------------------------------------------------------------------

                                           Six Months
                                             Ended                                                        Ten Months      Year
                                           April 30,                 Years Ended October 31,                  Ended       Ended
                                             2004        -----------------------------------------------   October 31,  December 31,
                                          (Unaudited)      2003         2002         2001         2000         1999        1998
                                            --------     --------     --------     --------     --------     --------    --------
Per share data (for a share outstanding
   throughout each period):
   Net asset value - beginning of period    $  14.15     $  12.25     $  12.96     $  13.72     $  14.91     $  14.48    $  14.91
                                            --------     --------     --------     --------     --------     --------    --------

   Income from investment operations:
       Net investment income                     .14          .18          .15          .21          .39          .29         .27
       Net realized and unrealized gain
        (loss) on investments                    .88         1.87         (.67)        (.69)        (.21)         .14         .50
                                            --------     --------     --------     --------     --------     --------    --------
                                                1.02         2.05         (.52)        (.48)         .18          .43         .77
                                            --------     --------     --------     --------     --------     --------    --------

   Less distributions to shareholders:
       From net investment income               (.23)        (.15)        (.19)        (.28)        (.33)        --  (a)     (.27)
       From net realized gain on
        investments                             --           --           --           --          (1.04)        --  (a)     (.93)
                                            --------     --------     --------     --------     --------     --------    --------

                                                (.23)        (.15)        (.19)        (.28)       (1.37)        --         (1.20)
                                            --------     --------     --------     --------     --------     --------    --------

   Net asset value - end of period          $  14.94     $  14.15     $  12.25     $  12.96     $  13.72     $  14.91    $  14.48
                                            ========     ========     ========     ========     ========     ========    ========

   Total return                                 7.24% **    16.87%       (4.08%)      (3.69%)       1.93%        2.98% **    5.25%

   Ratios and Supplemental Data:
       Ratio of expenses to average
        net assets                              0.80% *      0.80%        0.80%        0.80%        0.79%        0.74% *     0.60%
       Ratio of net investment income
        to average net assets                   1.38% *      1.43%        1.14%        1.49%        1.73%        2.22% *     1.85%
       Portfolio turnover                         10% **       49%          24%          26%          41%          28% **      21%
       Net assets at end of period
        (000 omitted)                       $ 61,202     $ 68,306     $ 52,339     $ 49,835     $ 56,431     $ 74,383    $ 71,911

The manager has agreed with the Fund to reduce its management fee and/or bear certain expenses, such that the Fund's total expenses do not exceed 0.80% of average daily net assets. Without such agreement the investment income per share and ratios would have been:

       Net investment income                $   0.14     $   0.18     $   0.15     $   0.20     $   --       $   --      $   0.25

       Ratios (to average net assets):
           Expenses                          0.81% *         0.82%        0.83%        0.86%        --           --          0.75%
           Net investment income             1.37% *         1.41%        1.11%        1.43%        --           --          1.69%

*     Annualized.
**    Not annualized.
(a)   Amount was less than $.01 per share.

See notes to financial statements.

DLB ENHANCED INDEX CORE EQUITY FUND

FINANCIAL HIGHLIGHTS

-----------------------------------------------------------------------------------------------------------------------------------

                                          Six Months
                                            Ended                                                         Ten Months       Year
                                           April 30,                Years Ended October 31,                  Ended        Ended
                                             2004       -----------------------------------------------   October 31,   December 31,
                                          (Unaudited)     2003         2002         2001         2000         1999         1998
                                           --------     --------     --------     --------     --------     --------     --------
Per share data (for a share outstanding
   throughout each period):
   Net asset value - beginning of period   $   9.28     $   7.82     $   9.29     $  17.36     $  17.25     $  15.89     $  14.55
                                           --------     --------     --------     --------     --------     --------     --------

   Income from investment operations:
       Net investment income (loss)             .05          .09          .08          .05         (.06)        (.03)         .01
       Net realized and unrealized gain
         (loss) on investments                  .48         1.45        (1.48)       (5.22)        2.25         1.39         3.72
                                           --------     --------     --------     --------     --------     --------     --------
                                                .53         1.54        (1.40)       (5.17)        2.19         1.36         3.73
                                           --------     --------     --------     --------     --------     --------     --------

   Less distributions to shareholders:
       From net investment income              (.09)        (.08)        (.07)        --           --           -(a)         (.01)
       From net realized gain on
        investments                            --           --           --          (2.90)       (2.08)        -(a)        (2.38)
                                           --------     --------     --------     --------     --------     --------     --------
                                               (.09)        (.08)        (.07)       (2.90)       (2.08)        --          (2.39)
                                           --------     --------     --------     --------     --------     --------     --------

   Net asset value - end of period         $   9.72     $   9.28     $   7.82     $   9.29     $  17.36     $  17.25     $  15.89
                                           ========     ========     ========     ========     ========     ========     ========

   Total return                                5.75% **    19.93%      (15.22%)     (33.06%)      12.84%        8.60% **    25.71%

   Ratios and Supplemental Data:
       Ratio of expenses to average net
        assets                                 0.70% *      0.70%        0.70%        0.73%(b)     0.90%        0.90% *      0.90%
       Ratio of net investment income
         (loss) to average net assets          1.01% *      1.11%        0.91%        0.45%       (0.35%)      (0.20%) *     0.08%
       Portfolio turnover                        62% **       90%         101%         220%         144%          97% **       81%
       Net assets at end of period
        (000 omitted)                      $ 29,311     $ 27,402     $ 23,920     $ 28,236     $ 48,662     $ 41,683     $ 35,308

The manager has agreed with the Fund to reduce its management fee and/or bear certain expenses, such that the Fund's total expenses do not exceed 0.70% of average daily net assets commencing December 18, 2000 and 0.90% of the average daily net assets from commencement of operations through December 17, 2000. Without such agreement the investment income (loss) per share and ratios would have been:

       Net investment income (loss)        $   0.03     $   0.05     $   0.05     $   0.01     $  (0.09)    $  (0.06)    $  (0.02)

       Ratios (to average net assets):
           Expenses                            1.01%*       1.18%        1.08%        1.06%        1.05%        1.09% *      1.14%
           Net investment income (loss)        0.70%*       0.63%        0.53%        0.12%       (0.50%)      (0.39%) *    (0.17%)

*     Annualized.
**    Not annualized.
(a)   Amount was less than $.01 per share.
(b) Ratio of expenses to average net assets for the year ended October 31, 2001 reflects an expense limitation of 0.70% commencing December 18, 2000 and 0.90% from November 1, 2000 through December 17, 2000.

See notes to financial statements.

DLB ENHANCED INDEX GROWTH FUND

FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------------------------------------------------------
                                                                    Six Months
                                                                       Ended
                                                                     April 30,          Years Ended October 31,     Period Ended
                                                                       2004         ----------------------------     October 31,
                                                                    (Unaudited)         2003            2002            2001 ***
                                                                   ------------     ------------    ------------    ------------
Per share data (for a share outstanding throughout each period):
   Net asset value - beginning of period                           $       7.41     $       6.12    $       7.66    $      10.00
                                                                   ------------     ------------    ------------    ------------

   Income from investment operations:
       Net investment income                                                .01              .03             .02              --(a)
       Net realized and unrealized gain (loss) on investments               .29             1.28           (1.55)          (2.34)
                                                                   ------------     ------------    ------------    ------------
                                                                            .30             1.31           (1.53)          (2.34)
                                                                   ------------     ------------    ------------    ------------

   Less distributions to shareholders:
       From net investment income                                          (.03)            (.02)           (.01)             --
                                                                   ------------     ------------    ------------    ------------

   Net asset value - end of period                                 $       7.68     $       7.41    $       6.12    $       7.66
                                                                   ============     ============    ============    ============

   Total return                                                           4.02%**         21.42%         (20.03%)        (23.40%)**

   Ratios and Supplemental Data:
       Ratio of expenses to average net assets                            0.70%*           0.70%           0.70%           0.70% *
       Ratio of net investment income (loss) to average net assets        0.33%*           0.41%           0.20%          (0.02%)*
       Portfolio turnover                                                   56%**            69%             65%             68% **
       Net assets at end of period (000 omitted)                   $     21,148     $     20,154    $     15,416    $     19,186


The manager has agreed with the Fund to reduce its management fee and/or bear certain expenses, such that the Fund's total expenses do not exceed 0.70% of average daily net assets. Without such agreement the investment income (loss) per share and ratios would have been:


       Net investment loss                                         $      (0.01)    $      (0.02)   $      (0.03)   $      (0.04)

       Ratios (to average net assets):
           Expenses                                                       1.18% *          1.40%           1.29%           1.24%*
           Net investment loss                                           (0.15%)*         (0.29%)         (0.39%)         (0.56%)*

*      Annualized.
**     Not annualized.
*** For the period from December 19, 2000 (commencement of operations) to October 31, 2001.
(a)    Amount was less than $.01 per share.


See notes to financial statements.

DLB ENHANCED INDEX VALUE FUND

FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------------------------------------------------------
                                                                    Six Months
                                                                       Ended
                                                                     April 30,          Years Ended October 31,     Period Ended
                                                                       2004         ----------------------------     October 31,
                                                                    (Unaudited)         2003            2002            2001 ***
                                                                   ------------     ------------    ------------    ------------
Per share data (for a share outstanding throughout each period):
   Net asset value - beginning of period                           $      10.01     $       8.35    $       9.18    $      10.00
                                                                   ------------     ------------    ------------    ------------

   Income from investment operations:
       Net investment income                                                .10              .17             .14             .11
       Net realized and unrealized gain (loss) on investments               .68             1.63            (.83)           (.93)
                                                                   ------------     ------------    ------------    ------------
                                                                            .78             1.80            (.69)           (.82)
                                                                   ------------     ------------    ------------    ------------

   Less distributions to shareholders:
       From net investment income                                          (.17)            (.14)           (.14)             --
                                                                   ------------     ------------    ------------    ------------

   Net asset value - end of period                                 $      10.62     $      10.01    $       8.35    $       9.18
                                                                   ============     ============    ============    ============

   Total return                                                           7.76%**         21.87%          (7.79%)         (8.20%)**

   Ratios and Supplemental Data:
       Ratio of expenses to average net assets                            0.70%*           0.70%           0.70%           0.70%*
       Ratio of net investment income to average net assets               1.77%*           1.86%           1.49%           1.26%*
       Portfolio turnover                                                   53%**            94%            115%             65%**
       Net assets at end of period (000 omitted)                   $     30,755     $     28,342    $     22,061    $     22,951


The manager has agreed with the Fund to reduce its management fee and/or bear certain expenses, such that the Fund's total expenses do not exceed 0.70% of average daily net assets. Without such agreement the investment income per share and ratios would have been:

       Net investment income                                       $       0.08     $       0.12    $       0.09    $       0.07

       Ratios (to average net assets):
           Expenses                                                       1.03%*           1.22%           1.19%           1.16%*
           Net investment income                                          1.44%*           1.34%           1.00%           0.80%*

*      Annualized.
**     Not annualized.
*** For the period from December 19, 2000 (commencement of operations) to October 31, 2001.

See notes to financial statements

DLB SMALL CAPITALIZATION VALUE FUND

FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------------------------------------------------------
                                                                    Six Months
                                                                       Ended
                                                                     April 30,          Years Ended October 31,     Period Ended
                                                                       2004         ----------------------------     October 31,
                                                                    (Unaudited)         2003            2002            2001 ***
                                                                   ------------     ------------    ------------    ------------
Per share data (for a share outstanding throughout each period):
   Net asset value - beginning of period                           $      12.80     $       9.31    $       9.71    $      10.00
                                                                   ------------     ------------    ------------    ------------

   Income from investment operations:
       Net investment income                                                .02              .03             .06             .06
       Net realized and unrealized gain (loss) on investments              1.49             3.50            (.14)           (.34)
                                                                   ------------     ------------    ------------    ------------
                                                                           1.51             3.53            (.08)           (.28)
                                                                   ------------     ------------    ------------    ------------

   Less distributions to shareholders:
       From net investment income                                          (.03)            (.04)           (.07)           (.01)
       From net realized gain on investments                                 --               --            (.25)             --
                                                                   ------------     ------------    ------------    ------------
                                                                           (.03)            (.04)           (.32)           (.01)
                                                                   ------------     ------------    ------------    ------------

   Net asset value - end of period                                 $      14.28     $      12.80    $       9.31    $       9.71
                                                                   ============     ============    ============    ============

   Total return                                                          11.79%**         38.13%          (1.08%)         (2.90%)**

   Ratios and Supplemental Data:
       Ratio of expenses to average net assets                            0.85%*           0.85%           0.85%           0.85%*
       Ratio of net investment income to average net assets               0.22%*           0.39%           0.52%           0.66%*
       Portfolio turnover                                                   23%**            65%             40%             31%**
       Net assets at end of period (000 omitted)                   $    107,016     $     83,165    $     59,322    $     59,343


The manager has agreed with the Fund to reduce its management fee and/or bear certain expenses, such that the Fund's total expenses do not exceed 0.85% of average daily net assets. Without such agreement the investment income per share and ratios would have been:

       Net investment income                                       $       0.01     $       0.02    $       0.04    $       0.05

       Ratios (to average net assets):
           Expenses                                                       0.90%*           0.98%           0.99%           0.99%*
           Net investment income                                          0.17%*           0.26%           0.38%           0.52%*

*      Annualized.
**     Not annualized.
*** For the period from December 19, 2000 (commencement of operations) to October 31, 2001.

See notes to financial statements

DLB SMALL COMPANY OPPORTUNITIES FUND

FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------------------------------------------------------


                                         Six Months
                                           Ended                                                         Ten Months
                                          April 30,                Years Ended October 31,                  Ended    Period Ended
                                            2004       -----------------------------------------------   October 31,  December 31,
                                        (Unaudited)      2003         2002         2001         2000         1999       1998***
                                          --------     --------     --------     --------     --------     --------    --------
Per share data (for a share outstanding
   throughout each period):
   Net asset value - beginning of period  $  15.16     $  11.76     $  13.95     $  12.72     $   8.89     $   8.61    $  10.00
                                          --------     --------     --------     --------     --------     --------    --------

   Income from investment operations:
       Net investment income (loss)           (.03)        (.04)        (.03)         .02          .02         (.01)       (.01)
       Net realized and unrealized gain
        (loss) on investments                  .20         3.74        (1.13)        2.57         3.96          .29       (1.38)
                                          --------     --------     --------     --------     --------     --------    --------
                                               .17         3.70        (1.16)        2.59         3.98          .28       (1.39)
                                          --------     --------     --------     --------     --------     --------    --------

   Less distributions to shareholders:
       From net investment income             --           --           (.02)        (.02)        --           --          --
       From net realized gain on
        investments                           --           (.30)       (1.01)       (1.34)        (.15)        --          --
       Tax return of capital                  --           --  (a)      --           --           --           --          --
                                          --------     --------     --------     --------     --------     --------    --------
                                              --           (.30)       (1.03)       (1.36)        (.15)        --          --
                                          --------     --------     --------     --------     --------     --------    --------

   Net asset value - end of period        $  15.33     $  15.16     $  11.76     $  13.95     $  12.72     $   8.89    $   8.61
                                          ========     ========     ========     ========     ========     ========    ========

   Total return                               1.12% **    32.08%       (9.66%)      23.02%       45.92%        2.92% **  (13.90%) **

   Ratios and Supplemental Data:
       Ratio of expenses to average net
        assets                                1.14% *      1.14%        1.15%        1.19%        1.30%        1.30% *     1.30% *
       Ratio of net investment income
        (loss) to average net assets         (0.44%) *    (0.37%)      (0.26%)       0.20%        0.30%       (0.18%) *   (0.28%) *
       Portfolio turnover                       25% **       53%          51%         115%         114%          68% **      51% **
       Net assets at end of period
        (000 omitted)                     $487,042     $450,972     $299,885     $220,957     $ 84,599     $ 31,819    $ 19,910

The manager has agreed with the Fund to reduce its management fee and/or bear certain expenses, such that the Fund's total expenses do not exceed 1.30% of average daily net assets. Without such agreement the investment income (loss) per share and ratios would have been:

       Net investment income (loss)       $   --       $   --       $   --       $   --       $   0.02     $  (0.02)   $  (0.03)

       Ratios (to average net assets):
           Expenses                           --           --           --           --           1.34%        1.51% *     1.77% *
           Net investment income (loss)       --           --           --           --           0.26%       (0.39%) *   (0.76%) *

*     Annualized.
**    Not annualized.
*** For the period from July 20, 1998 (commencement of operations) to December 31, 1998.
(a)   Amount was less than $.01 per share.

See notes to financial statements.

DLB EMERGING MARKETS FUND

FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------------------------------------------------------

                                                    Six Months
                                                      Ended
                                                    April 30,                           Years Ended October 31,
                                                       2004        -------------------------------------------------------------
                                                   (Unaudited)         2003             2002            2001            2000
                                                  ------------     ------------     ------------    ------------    ------------
Per share data (for a share outstanding
   throughout each period):
   Net asset value - beginning of period          $      12.22     $       8.47     $       7.47    $       9.97    $      10.00
                                                  ------------     ------------     ------------    ------------    ------------

   Income from investment operations:
       Net investment income (loss)                       (.00)(a)          .06              .05             .07             .01
       Net realized and unrealized gain
        (loss) on investments                              .71             3.84             1.01           (1.21)           (.04)
                                                  ------------     ------------     ------------    ------------    ------------
                                                           .71             3.90             1.06           (1.14)           (.03)
                                                  ------------     ------------     ------------    ------------    ------------

   Less distributions to shareholders:

       From net investment income                         (.27)            (.15)            (.06)             --(a)           --

       From net realized gain on investments                --               --               --           (1.36)             --
                                                  ------------     ------------     ------------    ------------    ------------

                                                          (.27)            (.15)            (.06)          (1.36)             --
                                                  ------------     ------------     ------------    ------------    ------------

   Net asset value - end of period                $      12.66     $      12.22     $       8.47    $       7.47    $       9.97
                                                  ============     ============     ============    ============    ============

   Total return                                          5.78%**         46.85%           14.20%         (12.49%)         (0.30%)

   Ratios and Supplemental Data:
       Ratio of expenses to average net assets           1.75%*           1.75%            1.75%           1.75%           1.75%
       Ratio of net investment income (loss)
         to average net assets                          (0.05%)*          0.64%            0.60%           0.81%           0.09%
       Portfolio turnover                                  27%**            55%              56%             50%             88%
       Net assets at end of period (000 omitted)  $     39,473     $     37,310     $     25,400    $     22,130    $     25,850


The manager has agreed with the Fund to reduce its management fee and/or bear certain expenses, such that the Fund's total expenses do not exceed 1.75% of average daily net assets. Without such agreement the investment income (loss) per share and ratios would have been:

       Net investment income (loss)               $      (0.01)    $       0.02     $       0.03    $       0.04    $      (0.01)

       Ratios (to average net assets):
           Expenses                                      1.92% *          2.14%            2.03%           2.09%           1.97%
           Net investment income (loss)                 (0.22%)*          0.25%            0.32%           0.47%          (0.13%)

*      Annualized.
**     Not annualized.
(a)    Amount was less than $.01 per share.


See notes to financial statements.

DLB FIXED INCOME FUND

FINANCIAL HIGHLIGHTS

----------------------------------------------------------------------------------------------------------------------------------

                                           Six Months
                                             Ended                                                         Ten Months       Year
                                            April 30,               Years Ended October 31,                   Ended        Ended
                                              2004       -----------------------------------------------   October 31,  December 31,
                                          (Unaudited)      2003        2002(b)       2001         2000         1999         1998
                                            --------     --------     --------     --------     --------     --------     --------
Per share data (for a share outstanding
   throughout each period):
   Net asset value - beginning of period    $  10.58     $  10.50     $  10.78     $  10.10     $  10.12     $  10.72     $  10.61
                                            --------     --------     --------     --------     --------     --------     --------

   Income from investment operations:
       Net investment income                     .21          .50          .57          .62          .62          .48          .63
       Net realized and unrealized gain
        (loss) on investments                   (.11)         .10         (.28)         .69         (.03)        (.60)         .20
                                            --------     --------     --------     --------     --------     --------     --------
                                                 .10          .60          .29         1.31          .59         (.12)         .83
                                            --------     --------     --------     --------     --------     --------     --------

   Less distributions to shareholders:
       From net investment income               (.24)        (.52)        (.57)        (.63)        (.61)        (.48)        (.63)
       From net realized gain on
        investments                             --           --           --           --           --  (a)      --           (.09)
                                            --------     --------     --------     --------     --------     --------     --------
                                                (.24)        (.52)        (.57)        (.63)        (.61)        (.48)        (.72)
                                            --------     --------     --------     --------     --------     --------     --------

   Net asset value - end of period          $  10.44     $  10.58     $  10.50     $  10.78     $  10.10     $  10.12     $  10.72
                                            ========     ========     ========     ========     ========     ========     ========

   Total return                                 0.97% **     5.79%        2.89%       13.33%        6.14%       (1.08%) *     8.04%

   Ratios and Supplemental Data:
       Ratio of expenses to average net
        assets                                  0.55% *      0.55%        0.55%        0.55%        0.55%        0.55% *      0.55%
       Ratio of net investment income to
        average net assets                      4.03% *      4.65%        5.35%        6.06%        6.14%        5.63% *      5.71%
       Portfolio turnover                         49% **       81%          75%          50%          88%          58% **       50%
       Net assets at end of period
        (000 omitted)                       $ 19,584     $ 21,558     $ 22,286     $ 27,337     $ 31,880     $ 36,540     $ 33,858

The manager has agreed with the Fund to reduce its management fee and/or bear certain expenses, such that the Fund's total expenses do not exceed 0.55% of average daily net assets. Without such agreement the investment income per share and ratios would have been:

       Net investment income                $   0.19     $   0.44     $   0.52     $   0.57     $   0.58     $   0.46     $   0.60

       Ratios (to average net assets):
           Expenses                             1.01% *      1.11%        0.98%        0.97%        0.91%        0.79% *      0.80%
           Net investment income                3.57% *      4.09%        4.92%        5.64%        5.78%        5.40% *      5.45%

*     Annualized.
**    Not annualized.
(a)   Amount was less than $.01 per share.
(b) The Fund adopted provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premiums and discounts on debt securities. The effect of this change for the year ended October 31, 2002 increased net investment income by less than $0.01 per share, decreased net realized and unrealized gains and losses by less than $0.01 per share and increased the ratio of net investment income to average net assets by less than 0.01%. Per share data and ratios/supplemental data for periods prior to November 1, 2001 have not been restated to reflect this change in presentation.

See notes to financial statements.

DLB HIGH YIELD FUND

FINANCIAL HIGHLIGHTS

-----------------------------------------------------------------------------------------------------------------------------

                                                     Six Months
                                                       Ended
                                                      April 30,                Years Ended October 31,            Period Ended
                                                        2004          ----------------------------------------     October 31,
                                                    (Unaudited)          2003          2002(b)         2001          2000***
                                                     ----------       ----------     ----------     ----------     ----------
Per share data (for a share outstanding
   throughout each period):
   Net asset value - beginning of period             $    10.05       $     8.27     $     8.94     $     9.88     $    10.00
                                                     ----------       ----------     ----------     ----------     ----------

   Income from investment operations:
       Net investment income                                .43              .82            .74            .79            .09
       Net realized and unrealized gain
        (loss) on investments                               .19             1.79           (.67)          (.94)          (.12)
                                                     ----------       ----------     ----------     ----------     ----------
                                                            .62             2.61            .07           (.15)          (.03)
                                                     ----------       ----------     ----------     ----------     ----------

   Less distributions to shareholders:
       From net investment income                          (.42)            (.83)          (.74)          (.79)          (.09)
       From net realized gain on investments               --               --             --             --  (a)         --
                                                     ----------       ----------     ----------     ----------     ----------
                                                           (.42)            (.83)          (.74)          (.79)          (.09)
                                                     ----------       ----------     ----------     ----------     ----------

   Net asset value - end of period                   $    10.25       $    10.05     $     8.27     $     8.94     $     9.88
                                                     ==========       ==========     ==========     ==========     ==========


   Total return                                            6.23% **        33.04%          0.48%         (1.58%)        (0.30%) **

   Ratios and Supplemental Data:
       Ratio of expenses to average net assets             0.75% *          0.75%          0.75%          0.75%          0.75% *
       Ratio of net investment income to
        average net assets                                 8.41% *          8.98%          8.43%          8.35%          6.01% *

       Portfolio turnover                                    40% **          103%            73%            77%             5% **
       Net assets at end of period (000 omitted)     $   63,332       $   50,552     $   25,704     $   24,637     $   24,917

The manager has agreed with the Fund to reduce its management fee and/or bear certain expenses, such that the Fund's total expenses do not exceed 0.75% of average daily net assets. Without such agreement the investment income per share and ratios would have been:

       Net investment income                         $     0.43       $     0.80     $     0.72     $     0.76     $     0.07

       Ratios (to average net assets):
           Expenses                                        0.78% *          1.02%          1.04%          1.07%          2.12% *
           Net investment income                           8.38% *          8.71%          8.14%          8.03%          4.64% *

*     Annualized.
**    Not annualized.
*** For the period from September 5, 2000 (commencement of operations) to October 31, 2000.
(a)   Amount was less than $.01 per share.
(b) The Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premiums and discounts on debt securities. The effect of this change for the year ended October 31, 2002 decreased net investment income by less than $0.01 per share, increased net realized and unrealized gains and losses by less than $0.01 per share, and decreased the ratio of net investment income to average net assets by less than 0.01%. Per share data and ratios/supplemental data for periods prior to November 1, 2001 have not been restated to reflect this change in presentation.

See notes to financial statements.

THE DLB FUND GROUP

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

1. BUSINESS AND ORGANIZATION

The DLB Fund Group (the "Trust"), a Massachusetts business trust, is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Trust offers ten diversified portfolios (each, a "Fund" and collectively, the "Funds") each of which operates as a distinct investment vehicle of the Trust. The Funds included in the Trust are the DLB Core Growth Fund, DLB Value Fund, DLB Enhanced Index Core Equity Fund, DLB Enhanced Index Growth Fund, DLB Enhanced Index Value Fund, DLB Small Capitalization Value Fund, DLB Small Company Opportunities Fund, DLB Emerging Markets Fund, DLB Fixed Income Fund and the DLB High Yield Fund.

2. SIGNIFICANT ACCOUNTING POLICIES

INVESTMENT VALUATION - Equity securities listed on securities exchanges are valued at last quoted sale prices except NASDAQ traded securities, which are priced at the NASDAQ official closing price. Listed equity securities for which last sale prices are not available are valued at the closing bid price. Unlisted equity securities for which market quotations are unavailable are valued at the most recent quoted bid price. Debt securities, other than short-term obligations, including listed issues, are valued on the basis of valuations furnished by dealers or by a pricing service, with consideration to factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, without exclusive reliance upon exchange or over-the-counter prices. Securities for which there are no such quotations or valuations are valued at fair value as determined in good faith by or at the direction of the Trustees or pursuant to procedures approved by the Trustees. Short-term obligations, which mature in 60 days or less, are valued at amortized cost, unless conditions dictate otherwise.

REPURCHASE AGREEMENTS - Securities purchased under agreements to resell to the original owner are recorded at cost. The Funds require that the securities collateral in a repurchase transaction be transferred to the custodian under terms that enable the Funds to obtain such securities in the event of a default. The Funds monitor, on a daily basis, the value of the securities to ensure that such value, including accrued interest, is greater than amounts owed to the Funds.

FOREIGN CURRENCY TRANSLATION - Investment valuations, other assets, and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars at current exchange rates. Purchases and sales of foreign investments and income and expenses are converted into U.S. dollars at currency exchange rates prevailing on the respective dates of such transactions. Security transaction gains and losses attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses on income and expense that are attributable to changes in foreign exchange rates are recorded for financial statement purposes as foreign currency transaction gains and losses. The portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS - The Emerging Markets Fund may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. The risks associated with these contracts include the possible inability of counterparties to meet the terms of the contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. By using forward foreign currency exchange contracts for hedging, the Fund loses the potential to gain from movement in the value of foreign currencies. The Fund generally enters into forward contracts for hedging purposes. The Fund may enter into contracts to deliver or receive foreign currency it will receive from or require for its normal investment activities. The Fund may also use contracts in a manner intended to protect foreign

THE DLB FUND GROUP

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONTINUED
--------------------------------------------------------------------------------

currency-denominated securities from declines in value resulting from unfavorable exchange rate movements. Forward foreign currency exchange contracts are adjusted by the daily change in the exchange rates of the underlying currencies, and any gains or losses are recorded for financial statement purposes as unrealized until the contract settlement date.

OPTIONS - The Funds may purchase put and call options. Purchasing call options tends to increase the Fund's exposure to the underlying instrument. Purchasing put options tends to decrease a Fund's exposure to the underlying instrument. The Fund pays a premium which is included in the Fund's Statements of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchased options which expire are treated as realized losses. Premiums paid for purchased options which were exercised or closed are added to the amounts paid or offset against the proceeds on the underlying security transaction to determine the realized gain or loss. The risk associated with purchasing put and call options is limited to the premium paid.

FUTURES AND RELATED OPTIONS - The Enhanced Index Core Equity Fund, the Enhanced Index Growth Fund, the Enhanced Index Value Fund, the Small Capitalization Value Fund and the High Yield Fund may also engage in transactions involving futures and related options by among other things, buying and selling financial futures contracts on securities indices and fixed income securities. Depending on the change in value of the index or security between the time the Funds enter into and terminate a futures contract, the Funds realize a gain or loss. The Funds may purchase or sell futures contracts for hedging purposes and to adjust that Fund's exposure to relevant stock or bond markets. The Funds may buy or sell call and put options on futures contracts or on stock indices in addition to, or as an alternative to, purchasing or selling futures contracts. The use of futures and options on futures involve special risks, including, but not limited to: the risk of imperfect correlations between movements in the prices of the underlying securities index or securities that are the subject of a hedge, the manager's ability to forecast market or interest rate movements correctly, a Fund's potential inability to close out its futures or related options positions, the risk that a liquid secondary market may not exist at a particular time or that securities dealers participating in such transactions might fail to meet their obligations to the Fund. Certain regulatory requirements may also limit a Fund's ability to engage in futures and related options transactions. The use of futures or options on futures for purposes other than hedging may be regarded as speculative.

SECURITY LENDING - The Funds may lend their securities to parties that the manager or sub-advisor believe have relatively high credit standing. For each loan, the Fund's securities lending agent is required to initially receive cash collateral at least equal to 102% of the market value of the securities loaned and thereafter is required to request on a daily basis, if required, additional cash collateral such that the value of the cash collateral is at least equal to 100% of the market value of the securities loaned. As with other extensions of credit, the Funds may bear the risk of delay in recovery or even loss of rights in the collateral should the borrowers of the securities fail financially. Each Fund receives compensation in the form of fees, or it retains a portion of interest on the investments of any cash received as collateral for lending their securities. The Funds also continue to receive interest or dividends on the securities loaned.

At April 30, 2004, the Funds had loaned securities which were collaterized by cash. The cash collateral received was invested in other short-term instruments. The market values of the securities on loan at April 30, 2004 and the value of the related collateral are disclosed in the Statement of Assets and Liabilities.

DELAYED DELIVERY COMMITMENTS - Each Fund may purchase or sell securities on a when-issued, delayed delivery or on a forward commitment basis. Payment and delivery may take place a month or more after the date of the transaction. The price of the underlying securities and the date when the securities will be delivered and paid for

THE DLB FUND GROUP

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONTINUED
--------------------------------------------------------------------------------

are fixed at the time the transaction is negotiated. Collateral consisting of liquid securities or cash and cash equivalents is maintained with the custodian in an amount at least equal to these commitments.

INVESTMENT TRANSACTIONS AND INCOME - Investment transactions are recorded on the trade date. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Funds are informed of the ex-dividend date. Dividend payments received in additional securities are recorded in an amount equal to the value of the securities received. Interest income is recorded on the accrual basis. All premium and original issue discount are amortized or accreted for financial statement, and tax reporting purposes as required by federal income tax regulations.

TAXES AND DISTRIBUTIONS - The Trust's policy is to comply with the provisions of the Internal Revenue Code (the "Code") applicable to regulated investment companies and to distribute to shareholders all of its taxable income, including any net realized gain on investments, after giving effect to any available capital loss carryovers. Accordingly, no provision for federal income or excise tax is necessary.

The Funds file tax returns annually using tax accounting methods required by the Code, which may differ from generally accepted accounting principles, the basis on which these financial statements are prepared. Accordingly, the net investment income and net realized gain reported in these financial statements may differ from the amounts reported on the Funds' tax returns, and, consequently, the character of distributions to shareholders reported in the financial highlights may differ from that reported to shareholders on Form 1099-DIV.

Foreign taxes are withheld with respect to interest and dividend income earned in foreign currencies in accordance with applicable tax rates. To the extent that such taxes are unrecoverable, they are recorded as a reduction of net investment income.

The Emerging Markets Fund is subject to capital gains tax imposed by certain countries in which it invests.
The Emerging Markets Fund has recorded a deferred tax liability in respect of unrealized appreciation on foreign securities of $205,548 for potential capital gains tax at April 30, 2004. The accrual for capital gains tax is included in net unrealized gain in the Statement of Operations. The Emerging Markets Fund has incurred $42,892 related to capital gain taxes which is included in net realized gain in the Statement of Operations.

Distributions to shareholders are recorded on the ex-dividend date. The Funds distinguish between distributions for tax purposes and financial reporting purposes. Differences between income for financial reporting purposes and tax-basis earnings and profits may result in the reporting of temporary over-distributions in the financial statements. Such over-distributions are classified as distributions in excess of net investment income or accumulated net realized gains. Distributions, if any, in excess of tax-basis earnings and profits are reported as return of capital.

THE DLB FUND GROUP

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONTINUED
--------------------------------------------------------------------------------

During the year ended October 31, 2003, the following reclassifications were made due to differences in book and tax accounting:

                                                   ACCUMULATED
                                                   NET REALIZED   UNDISTRIBUTED
                                                  GAIN (LOSS) ON  NET INVESTMENT
FUND                             PAID IN CAPITAL   INVESTMENTS    INCOME (LOSS)
----                             ---------------  --------------  --------------
Core Growth Fund                  $        (2)       $      2       $      --
Value Fund                                 (1)              1              --
Enhanced Index Core Equity Fund            (2)          1,815           (1,813)
Enhanced Index Growth Fund                --              398             (398)
Enhanced Index Value Fund                  (2)          8,314           (8,312)
Small Capitalization Value Fund           --           59,535          (59,535)
Small Company Opportunities Fund   (1,356,535)         62,798        1,293,737
Emerging Markets Fund                      (1)         19,029          (19,028)
Fixed Income Fund                         (53)        (50,526)          50,579
High Yield Fund                          (154)          4,540           (4,386)

These changes had no effect on the net assets or net asset value per share.

For the year ended October 31, 2003, the Emerging Markets Fund had income from foreign sources of $739,723. In addition, the Emerging Markets Fund designated foreign tax credit of $56,992.

At October 31, 2003, the Funds had available, for federal income tax purposes, unused capital loss carryovers as follows:

FUND                                       AMOUNT          EXPIRATION DATE
----                                    -----------       ----------------
Core Growth Fund                        $26,962,727       October 31, 2009
Core Growth Fund                         26,380,390       October 31, 2010
Core Growth Fund                          9,535,028       October 31, 2011
Value Fund                                3,784,963       October 31, 2008
Value Fund                                  269,542       October 31, 2009
Value Fund                                2,363,028       October 31, 2011
Enhanced Index Core Equity Fund           7,974,013       October 31, 2009
Enhanced Index Core Equity Fund           3,373,077       October 31, 2010
Enhanced Index Core Equity Fund           1,902,331       October 31, 2011
Enhanced Index Growth Fund                1,946,428       October 31, 2009
Enhanced Index Growth Fund                3,579,361       October 31, 2010
Enhanced Index Growth Fund                1,400,989       October 31, 2011
Enhanced Index Value Fund                   298,260       October 31, 2009
Enhanced Index Value Fund                   843,053       October 31, 2010
Enhanced Index Value Fund                   918,489       October 31, 2011
Small Capitalization Value Fund             170,993       October 31, 2010
Small Capitalization Value Fund           1,892,585       October 31, 2011
Small Company Opportunities Fund            735,459       October 31, 2011
Emerging Markets                            228,591       October 31, 2009
Emerging Markets                            864,155       October 31, 2010
Fixed Income Fund                           469,841       October 31, 2008
High Yield Fund                           1,957,657       October 31, 2010

THE DLB FUND GROUP

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONTINUED
--------------------------------------------------------------------------------

Certain differences exist from the amounts reflected in the Statement of Changes in Net Assets primarily due to the character of short-term capital gains treated as ordinary income for tax purposes. The tax character of distributions paid during the year ended October 31, 2003 was as follows:

                                                         LONG TERM     RETURN OF
FUND                                  ORDINARY INCOME   CAPITAL GAIN    CAPITAL
----                                  ---------------   ------------   ---------
Core Growth Fund                         $ 207,476       $      --      $   --
Value Fund                                 693,020              --          --
Enhanced Index Core Equity Fund            249,978              --          --
Enhanced Index Growth Fund                  42,489              --          --
Enhanced Index Value Fund                  364,287              --          --
Small Capitalization Value Fund            283,659              --          --
Small Company Opportunities Fund         3,138,553         4,571,971      33,396
Emerging Markets Fund                      459,598              --          --
Fixed Income Fund                        1,038,928              --          --
High Yield Fund                          2,841,182              --          --

At October 31, 2003, the components of distributable earnings on a tax basis were as follows:

                                                    LONG TERM
                                                  CAPITAL GAIN/    UNREALIZED
                                 UNDISTRIBUTED    (CAPITAL LOSS   APPRECIATION/
FUND                            ORDINARY INCOME     CARRYOVER)   (DEPRECIATION)*
----                            ---------------   -------------   -------------
Core Growth Fund                    $373,311      $(62,878,145)    $ 5,449,291
Value Fund                           723,739        (6,417,533)     10,315,540
Enhanced Index Core Equity Fund      218,026       (13,249,421)        648,660
Enhanced Index Growth Fund            45,511        (6,926,778)        629,423
Enhanced Index Value Fund            373,234        (2,059,802)      1,989,370
Small Capitalization Value Fund      113,712        (2,063,578)     17,181,637
Small Company Opportunities Fund        -             (735,459)     54,368,576
Emerging Markets Fund                844,597        (1,092,746)      7,650,998
Fixed Income Fund                     42,999          (469,841)        414,521
High Yield Fund                       30,242        (1,957,657)      2,983,748

------------------
* Includes unrealized appreciation (depreciation) on investments, derivatives, and foreign currency denominated assets and liabilities, if any.

Pursuant to Section 852 of the Code, the following Fund designated capital gain distributions for the year ended October 31, 2003 as follows:

FUND                                                                  AMOUNT
----                                                                ----------
Small Company Opportunities Fund                                    $4,571,971

USE OF ESTIMATES - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the amounts reported in the financial statements. Actual results could differ from such estimates.

THE DLB FUND GROUP

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONTINUED
--------------------------------------------------------------------------------

3. TRANSACTIONS WITH AFFILIATES

The Funds engage David L. Babson & Company Inc. ("Babson") to provide investment advisory and administrative services and general office facilities. Under the terms of the Funds' investment advisory agreements, the fees for such services are computed daily and paid monthly to Babson based upon effective annual rates applied to each of the Fund's average daily net assets. For the six months ended April 30, 2004, each Fund paid advisory fees as follows:

FUND                                        AMOUNT              EFFECTIVE RATE
----                                      ----------            --------------
Core Growth Fund                          $  224,835                 0.55%
Value Fund                                   168,047                 0.55%
Enhanced Index Core Equity Fund               72,790                 0.50%
Enhanced Index Growth Fund                    52,714                 0.50%
Enhanced Index Value Fund                     76,003                 0.50%
Small Capitalization Value Fund              336,126                 0.70%
Small Company Opportunities Fund           2,461,717                 1.00%
Emerging Markets Fund                        251,855                 1.25%
Fixed Income Fund                             43,133                 0.40%
High Yield Fund                              146,541                 0.50%

Babson has agreed to pay a Fund's operating expenses or waive fees to the extent that a Fund's aggregate expenses exceed a specified percentage of average daily net assets. For the six months ended April 30, 2004, the Fund expenses borne by Babson and the corresponding expense limitation percentages were as follows:

FUND                                        AMOUNT                PERCENTAGE
----                                      ----------              ----------
Core Growth Fund                          $      --                  0.80%
Value Fund                                     3,300                 0.80%
Enhanced Index Core Equity Fund               44,897                 0.70%
Enhanced Index Growth Fund                    50,679                 0.70%
Enhanced Index Value Fund                     49,520                 0.70%
Small Capitalization Value Fund               24,641                 0.85%
Small Company Opportunities Fund                -                    1.30%
Emerging Markets Fund                         33,622                 1.75%
Fixed Income Fund                             49,739                 0.55%
High Yield Fund                                8,440                 0.75%

Babson has entered into a sub-advisory agreement with First State Investments International Limited ("First State") with respect to the management of the Emerging Markets Fund. Under the sub-advisory agreement, Babson pays First State a monthly fee at the effective annual rate of .875% of the average daily net assets of the Emerging Markets Fund.

The Funds pay no compensation directly to Trustees who are also officers of the investment manager, nor to the officers of the Funds, all of whom receive remuneration for their services to the Funds from Babson.

THE DLB FUND GROUP

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONTINUED
--------------------------------------------------------------------------------

4. PORTFOLIO SECURITIES

Purchases and sales of investments, other than short-term obligations, for the six months ended April 30, 2004, for each of the Funds were as follows:

                                                           PURCHASES
                                     --------------------------------------------------
FUND                                  U.S. GOVERNMENT    NON-GOVERNMENT       TOTAL
----------                           ----------------    --------------    ------------
Core Growth Fund                     $          --        $ 12,999,701     $ 12,999,701
Value Fund                                      --           6,108,089        6,108,089
Enhanced Index Core Equity Fund                 --          18,197,843       18,197,843
Enhanced Index Growth Fund                      --          11,968,355       11,968,355
Enhanced Index Value Fund                       --          17,043,781       17,043,781
Small Capitalization Value Fund                 --          32,918,383       32,918,383
Small Company Opportunities Fund                --         130,750,754      130,750,754
Emerging Markets Fund                           --          10,724,564       10,724,564
Fixed Income Fund                         4,411,264          5,370,194        9,781,458
High Yield Fund                                 --          30,472,197       30,472,197


                                                             SALES
                                     --------------------------------------------------
FUND                                  U.S. GOVERNMENT    NON-GOVERNMENT       TOTAL
----------                           ----------------    --------------    ------------
Core Growth Fund                     $          --        $ 42,835,469     $ 42,835,469
Value Fund                                      --          16,555,640       16,555,640
Enhanced Index Core Equity Fund                 --          17,972,474       17,972,474
Enhanced Index Growth Fund                      --          11,753,742       11,753,742
Enhanced Index Value Fund                       --          16,085,489       16,085,489
Small Capitalization Value Fund                 --          21,419,179       21,419,179
Small Company Opportunities Fund                --         113,161,888      113,161,888
Emerging Markets Fund                           --          10,715,328       10,715,328
Fixed Income Fund                         5,503,870          4,983,712       10,487,582
High Yield Fund                                 --          22,156,825       22,156,825

At April 30, 2004, the cost and unrealized appreciation or depreciation in value of the investments owned by each Fund, as computed on a federal income tax basis, are as follows:

                                                     GROSS          GROSS       NET UNREALIZED
                                     AGGREGATE     UNREALIZED     UNREALIZED    APPRECIATION/
FUND                                   COST       APPRECIATION   DEPRECIATION   (DEPRECIATION)
----------                         ------------   ------------   ------------    ------------
Core Growth Fund                   $ 70,760,869   $ 9,018,520    $ 1,662,775      $ 7,355,745
Value Fund                           55,158,966    11,801,262        175,463       11,625,799
Enhanced Index Core Equity Fund      29,274,013     2,305,448        820,360        1,485,088
Enhanced Index Growth Fund           21,635,546     1,786,787        990,125          796,662
Enhanced Index Value Fund            30,785,414     3,303,267        544,239        2,759,028
Small Capitalization Value Fund      99,523,394    21,918,595      1,613,569       20,305,026
Small Company Opportunities Fund    463,412,180    59,744,378     12,568,161       47,176,217
Emerging Markets Fund                33,306,666     9,945,152        785,490        9,159,662
Fixed Income Fund                    20,546,199       465,841        477,213          (11,372)
High Yield Fund                      72,794,287     3,234,345        667,674        2,566,671

THE DLB FUND GROUP

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONTINUED
--------------------------------------------------------------------------------

5. SHARES OF BENEFICIAL INTEREST

The Declaration of Trust of the DLB Fund Group permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Transactions in each Fund's shares were as follows:


                                                  SIX MONTHS           YEAR
                                                    ENDED             ENDED
                                                   APRIL 30,        OCTOBER 31,
CORE GROWTH FUND                                     2004              2003
----------------                                 ------------      ------------
Shares sold                                           306,004         6,627,968
Shares issued in reinvestment of distributions         57,034            30,377
Redemptions                                        (4,053,795)       (7,201,132)
                                                 ------------      ------------
Net decrease                                       (3,690,757)         (542,787)
                                                 ============      ============

                                                  SIX MONTHS           YEAR
                                                    ENDED             ENDED
                                                   APRIL 30,        OCTOBER 31,
VALUE FUND                                           2004              2003
----------                                       ------------      ------------
Shares sold                                           527,706         2,127,613
Shares issued in reinvestment of distributions         62,127            57,670
Redemptions                                        (1,319,979)       (1,631,179)
                                                 ------------      ------------
Net increase (decrease)                              (730,146)          554,104
                                                 ============      ============

                                                  SIX MONTHS           YEAR
                                                    ENDED             ENDED
                                                   APRIL 30,        OCTOBER 31,
ENHANCED INDEX CORE EQUITY FUND                      2004              2003
-------------------------------                  ------------      ------------
Shares sold                                            70,768           131,943
Shares issued in reinvestment of distributions         28,567            32,528
Redemptions                                           (36,270)         (269,578)
                                                 ------------      ------------
Net increase (decrease)                                63,065          (105,107)
                                                 ============      ============

                                                  SIX MONTHS           YEAR
                                                    ENDED             ENDED
                                                   APRIL 30,        OCTOBER 31,
ENHANCED INDEX GROWTH FUND                           2004              2003
--------------------------                       ------------      ------------
Shares sold                                            51,224           269,222
Shares issued in reinvestment of distributions          9,948             7,129
Redemptions                                           (25,711)          (76,447)
                                                 ------------      ------------
Net increase                                           35,461           199,904
                                                 ============      ============

                                                  SIX MONTHS           YEAR
                                                    ENDED             ENDED
                                                   APRIL 30,        OCTOBER 31,
ENHANCED INDEX VALUE FUND                            2004              2003
-------------------------                        ------------      ------------
Shares sold                                            49,153           203,853
Shares issued in reinvestment of distributions         44,644            43,943
Redemptions                                           (28,666)          (59,229)
                                                 ------------      ------------
Net increase                                           65,131           188,567
                                                 ============      ============

THE DLB FUND GROUP

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONTINUED
--------------------------------------------------------------------------------

                                                  SIX MONTHS           YEAR
                                                    ENDED              ENDED
                                                   APRIL 30,        OCTOBER 31,
SMALL CAPITALIZATION VALUE FUND                      2004              2003
-------------------------------                  ------------      ------------
Shares sold                                         2,025,574         1,798,756
Shares issued in reinvestment of distributions         13,806            29,953
Redemptions                                        (1,043,347)       (1,702,334)
                                                 ------------      ------------
Net increase                                          996,033           126,375
                                                 ============      ============

                                                  SIX MONTHS           YEAR
                                                    ENDED              ENDED
                                                   APRIL 30,        OCTOBER 31,
SMALL COMPANY OPPORTUNITIES FUND                     2004              2003
--------------------------------                 ------------      ------------
Shares sold                                         8,155,559        14,999,099
Shares issued in reinvestment of distributions            --            634,695
Redemptions                                        (6,134,557)      (11,379,120)
                                                 ------------      ------------
Net increase                                        2,021,002         4,254,674
                                                 ============      ============

                                                  SIX MONTHS           YEAR
                                                    ENDED              ENDED
                                                   APRIL 30,        OCTOBER 31,
EMERGING MARKETS FUND                                2004              2003
---------------------                            ------------      ------------
Shares sold                                             2,318            40,134
Shares issued in reinvestment of distributions         64,300            53,459
Redemptions                                            (1,370)          (39,564)
                                                 ------------      ------------
Net increase                                           65,248            54,029
                                                 ============      ============

                                                  SIX MONTHS           YEAR
                                                    ENDED              ENDED
                                                   APRIL 30,        OCTOBER 31,
FIXED INCOME FUND                                    2004              2003
-----------------                                ------------      ------------
Shares sold                                            93,545            57,609
Shares issued in reinvestment of distributions         41,326            86,372
Redemptions                                          (296,731)         (228,558)
                                                 ------------      ------------
Net decrease                                         (161,860)          (84,577)
                                                 ============      ============

                                                  SIX MONTHS           YEAR
                                                    ENDED              ENDED
                                                   APRIL 30,        OCTOBER 31,
HIGH YIELD FUND                                      2004              2003
---------------                                  ------------      ------------
Shares sold                                           952,415         1,641,910
Shares issued in reinvestment of distributions        228,871           296,866
Redemptions                                           (31,211)          (17,594)
                                                 ------------      ------------
Net increase                                        1,150,075         1,921,182
                                                 ============      ============

THE DLB FUND GROUP

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONTINUED
--------------------------------------------------------------------------------

6. PRINCIPAL SHAREHOLDERS

The following table shows certain concentrations of principal shareholders of each Fund with record or beneficial ownership as of April 30, 2004. Investment activities of these shareholders could have a material effect on the respective Fund.

                               SHAREHOLDERS
                           HOLDING IN EXCESS OF
                              10% OF FUND'S         TOTAL % OWNED     TOTAL %
                            OUTSTANDING SHARES       BY PRINCIPAL   OWNERSHIP BY
FUND                    ("PRINCIPAL SHAREHOLDERS")   SHAREHOLDERS  RELATED PARTY
----                     ------------------------    ------------  -------------
Core Growth Fund                    3                   56.8%           56.8%
Value Fund                          1                   90.8%           90.8%
Enhanced Index Core Equity Fund     2                   95.3%           95.3%
Enhanced Index Growth Fund          1                   91.5%           91.5%
Enhanced Index Value Fund           1                   90.3%           90.3%
Small Capitalization Value Fund     3                   95.5%           76.1%
Small Company Opportunities Fund    1                   80.4%           80.4%
Emerging Markets Fund               1                   98.0%           98.0%
Fixed Income Fund                   2                   85.6%           85.6%
High Yield Fund                     2                   80.2%           80.2%


7. SECURITY LENDING

As of April 30, 2004, the Funds had loaned securities which were collateralized by short term investments. The value of the securities on loan and the value of the related collateral were as follows:

FUND                                  VALUE OF SECURITIES    VALUE OF COLLATERAL
----                                  -------------------    -------------------
Core Growth Fund                          $ 1,459,856            $ 1,516,430
Value Fund                                  5,155,253              5,303,760
Enhanced Index Core Equity Fund             1,569,730              1,633,700
Enhanced Index Growth Fund                  1,102,181              1,148,948
Enhanced Index Value Fund                   2,165,936              2,263,678
Small Capitalization Value Fund             9,107,446              9,707,075
Small Company Opportunities Fund           22,447,302             23,436,107
Emerging Markets Fund                       2,883,470              2,972,930
Fixed Income Fund                           1,075,022              1,101,155
High Yield Fund                            11,753,816             12,043,242


8. RISKS ASSOCIATED WITH FOREIGN INVESTMENTS

Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to disclosure and reporting requirements of the U.S. securities laws. Foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Fund, political or financial instability or diplomatic and other developments that

THE DLB FUND GROUP

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONTINUED
--------------------------------------------------------------------------------

could affect such investments. Foreign stock markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker-dealers, and issuers than in the United States.

9. SUBSEQUENT EVENTS

At its April 29, 2004 meeting, the Board of Trustees of the DLB Emerging Markets Fund (the "Emerging Markets Fund") decided to terminate the Emerging Markets Fund effective June 15, 2004, or as soon thereafter as is practicable. In connection with the termination of the Emerging Markets Fund, the Board of Trustees suspended the sale of the Emerging Markets Fund's shares effective May 3, 2004, except for shareholders as of May 3, 2004, who will be able to purchase additional shares through May 15, 2004. After these respective dates, purchase orders for shares of the Emerging Markets Fund will not be accepted.

Shareholders of the Emerging Markets Fund as of May 3, 2004 will receive a formal Notice of Termination that is designed to answer any questions concerning the Emerging Markets Fund's termination. As described more fully in that Notice, until the Termination Date, shareholders may choose to redeem their Emerging Markets Fund shares. If a shareholder takes no action, his or her shares will automatically be redeemed on the Termination Date and the proceeds distributed to such shareholder promptly thereafter.

On June 24, 2004, the Trustees of the DLB Fund Group (the "Trust"), including the Trustees who are not "interested persons" of the Trust as that term is defined in the Investment Company Act of 1940, as amended, approved a restructuring of the Trust currently expected to become effective after the Trust's fiscal year ending on October 31, 2004. It is proposed that certain funds of MassMutual Institutional Funds ("MMIF") that are sub-advised by David
L. Babson & Company Inc. ("Babson") and OppenheimerFunds, Inc. will merge into currently-existing and newly-created funds of the Trust. In addition, as part of the restructuring, Massachusetts Mutual Life Insurance Company will assume the role of adviser to the Trust, and Babson will become the sub-adviser to the currently-existing funds of the Trust. It is also anticipated that the number of Trustees will increase as part of the proposed restructuring. Completion of this restructuring is subject to a number of conditions, including the approval of the MMIF Board of Trustees, as well as shareholders of the Trust and MMIF of various elements of the restructuring. More information regarding the proposed restructuring will be presented to shareholders throughout the coming months, and in the annual report to shareholders.

ITEM 2.  CODE OF ETHICS.

Not applicable to this semi-annual report on this Form N-CSR.


ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable to this semi-annual report on this Form N-CSR.


ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable to this semi-annual report on this Form N-CSR.


ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to this registrant.


ITEM 6.  SCHEDULE OF INVESTMENTS.

Not applicable.


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to this registrant.


ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to this registrant.


ITEM 9.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Procedures for Shareholders to Submit Nominee Candidates

A Trust shareholder must follow the following procedures in order to properly submit a nominee recommendation for the Committee's consideration.

1. The shareholder must submit any such recommendation (a "Shareholder Recommendation") in writing to the Trust's Nominating Committee, to the attention of the Clerk, at the address of the principal executive offices of the Trust.

2. The Shareholder Recommendation must be delivered to or mailed and received at the principal executive offices of the Trust 60-90 calendar days before the date of the meeting at which the Committee is to select a nominee for independent Trustee.

3.       The Shareholder Recommendation must include:

         (i)  a statement in writing setting forth:

              (A) the name, age, date of birth, phone number, business address, residence address and nationality of the person recommended by the shareholder (the "Candidate");

              (B) the class or series and number of all shares of the Trust owned of record or beneficially by the Candidate, as reported to such shareholder by the Candidate;

              (C) any other information regarding the Candidate called for with respect to director nominees by paragraphs (a), (d),
                    (e) and (f) of Item 401 of Regulation S-K or paragraph (b) of Item 22 of Rule 14a-101 (Schedule 14A) under the Securities Exchange Act of 1934, as amended (the "Exchange Act"), adopted by the Securities and Exchange Commission (or the corresponding provisions of any regulation or rule subsequently adopted by the Securities and Exchange Commission or any successor agency applicable to the Trust);

              (D) any other information regarding the Candidate that would be required to be disclosed if the Candidate were a nominee in a proxy statement or other filing required to be made in connection with solicitation of proxies for election of Trustees or directors pursuant to Section 14 of the Exchange Act and the rules and regulations promulgated thereunder; and

              (E) whether the recommending shareholder believes that the Candidate is or will be an "interested person" of the Trust (as defined in the Investment Company Act of 1940, as amended) and, if not an "interested person," information regarding the Candidate that will be sufficient for the Trust to make such determination;

         (ii) the written and signed consent of the Candidate to be named as a nominee, for such Candidate's information submitted in accordance with
         (i) above, to be disclosed as may be necessary or appropriate and to serve as a Trustee if elected;

         (iii) the recommending shareholder's name as it appears on the Trust's books, the number of all shares of the Trust owned beneficially and of record by the recommending shareholder;

         (iv) a description of all arrangements or understandings between the recommending shareholder and the Candidate and any other person or persons (including their names) pursuant to which the recommendation is being made by the recommending shareholder; and

         (v) such other information as the Committee may require the Candidate to furnish as it may reasonably require or deem necessary to determine the eligibility of such Candidate to serve as a Trustee or to satisfy applicable law.


ITEM 10. CONTROLS AND PROCEDURES

         (a) The principal executive officer and principal financial officer of the registrant evaluated the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) as of a date within 90 days of the filing date of this report and based on this evaluation have concluded that such disclosure controls and procedures are effective to provide reasonable assurance that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

         (b) There has been no change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 11. EXHIBITS.

         (a)(1)   Not applicable.

         (a)(2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) are attached hereto as an exhibit.

         (a)(3)   Not applicable.

         (b) Certifications pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) are attached hereto as an exhibit.


                                   SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant):   The DLB Fund Group

By: /s/ Kevin M. McClintock
    --------------------------------
    Kevin M. McClintock, President

Date:    July 7, 2004



         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Kevin M. McClintock
    --------------------------------
    Kevin M. McClintock, President

Date:    July 7, 2004



By: /s/ DeAnne B. Dupont
    --------------------------------
    DeAnne B. Dupont, Treasurer

Date:    July 7, 2004